UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

June 30, 2017

Semi Annual Report

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

Victory Strategic Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Fixed Income Funds
Victory INCORE Investment Quality Bond Fund
Schedule of Portfolio Investments	5
Statements of Assets and Liabilities	41
Statements of Operations	44
Statements of Changes in Net Assets	47-49
Financial Highlights	55-58
Victory INCORE Low Duration Bond Fund
Schedule of Portfolio Investments	12
Statements of Assets and Liabilities	41
Statements of Operations	44
Statements of Changes in Net Assets	47-49
Financial Highlights	59-62
Victory High Yield Fund
Schedule of Portfolio Investments	20
Statements of Assets and Liabilities	41
Statements of Operations	44
Statements of Changes in Net Assets	47-49
Financial Highlights	63-66
Victory Tax-Exempt Fund
Schedule of Portfolio Investments	24
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	50-52
Financial Highlights	67-69
Victory High Income Municipal Bond Fund
Schedule of Portfolio Investments	28
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	50-52
Financial Highlights	70-72
Victory Floating Rate Fund
Schedule of Portfolio Investments	32
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	50-52
Financial Highlights	73-76
Victory Strategic Income Fund
Schedule of Portfolio Investments	37
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	53-54
Financial Highlights	77-80

Table of Contents (continued)

Notes to Financial Statements	81
Supplemental Information	99
Trustee and Officer Information	99
Proxy Voting and Form N-Q Information	102
Expense Examples	102
Portfolio Holdings	105

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.6%)
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 10/18/20 @ 100	$255,000	$255,386
Dominos Pizza Master Issuer LLC , Series 2012-1A, Class A2, 5.22%, 1/25/42 (a)	641,511	641,818
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/21 @ 100	185,000	184,912
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 4/15/22 @ 100	230,000	230,088
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100 (a)	433,735	434,824
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 8/15/21 @ 100	300,000	299,969
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	300,000	299,572
World Omni Automobile Lease Securitization Trust , Series 2017-A, Class A3, 2.13%, 4/15/20, Callable 2/15/20 @ 100	540,000	542,245
Total Asset Backed Securities (Cost $2,893,731)		2,888,814
Collateralized Mortgage Obligations (2.5%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.47%, 2/10/51 (a) (b)	577,403	582,186
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45 (b)	250,000	277,207
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45 (a) (b)	21,329	21,329
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49 (a)	77,537	77,762
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	321,181
Total Collateralized Mortgage Obligations (Cost $1,373,454)		1,279,665
Residential Mortgage Backed Securities (3.8%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 7/25/17 @ 100 (b)	98,948	99,526
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 7/25/17 @ 100	79,974	80,973
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 2.34%, 10/25/32, Callable 7/25/17 @ 100 (b)	121,016	119,482
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 7/25/17 @ 100	23,499	23,511
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/35 @ 100 (b)	174,679	177,927
JPMorgan Mortgage Trust , Series 2005-A3, Class 11A2, 3.32%, 6/25/35, Callable 10/25/18 @ 100 (a) (b)	380,473	387,177
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 1/25/19 @ 100 (a)	60,474	61,234
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 7/25/17 @ 100 (a)	18,190	18,344
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/17 @ 100 (a)	66,542	66,854

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust , Series 2004-5, Class 3A1, 3.43%, 5/25/34, Callable 7/25/17 @ 100 (a) (b)	$353,719	$358,472
Structured Asset Securities Corp. , Series 2004-20, Class 7A1, 5.25%, 11/25/34, Callable 7/25/17 @ 100 (a)	274,651	277,729
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/17 @ 100 (a) (b)	1,239	1,256
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/17 @ 100 (a)	28,762	29,189
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.04%, 11/25/34, Callable 7/25/17 @ 100 (a) (b)	187,790	189,292
Wells Fargo Mortgage Backed Securities Trust , Series 2004-6, Class A4, 5.50%, 6/25/34, Callable 7/25/17 @ 100	61,174	62,223
Total Residential Mortgage Backed Securities (Cost $1,930,777)		1,953,189
Corporate Bonds (48.4%)
Consumer Discretionary (5.5%):
AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	165,000	168,918
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	210,000	184,842
BorgWarner, Inc., 4.63%, 9/15/20 (a)	500,000	534,629
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	155,000	158,096
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	165,000	187,185
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	105,000	106,684
Dish DBS Corp., 5.00%, 3/15/23	130,000	133,250
Hasbro, Inc., 6.35%, 3/15/40	280,000	336,507
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	235,000	243,140
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	420,000	439,711
SES Global Americas Holdings GP, 5.30%, 3/25/44 (c)	175,000	162,441
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (c)	142,000	146,083
		2,801,486
Consumer Staples (5.1%):
Church & Dwight Co., Inc., 2.88%, 10/1/22	135,000	136,297
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (c)	440,000	437,140
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	610,000	647,329
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	150,000	166,385
Reynolds American, Inc.
4.85%, 9/15/23	250,000	275,627
5.70%, 8/15/35, Callable 2/15/35 @ 100	137,000	162,345
The Kraft Heinz Co., 2.00%, 7/2/18	500,000	501,267
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	108,000	109,260
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (c)	195,000	202,556
		2,638,206
Energy (2.9%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	200,000	204,764
Dolphin Energy Ltd., 5.89%, 6/15/19 (c)	225,075	230,970
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	95,000	109,714
5.85%, 12/15/45, Callable 6/15/45 @ 100	130,000	131,799

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Petroleos Mexicanos, 5.75%, 3/1/18	$157,000	$160,666
Valero Energy Corp.
3.40%, 9/15/26, Callable 6/15/26 @ 100	140,000	136,954
6.63%, 6/15/37	205,000	253,196
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	270,000	276,381
		1,504,444
Financials (13.6%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	180,194
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	120,000	126,991
Bank of America Corp.
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	281,357
4.18%, 11/25/27, Callable 11/25/26 @ 100	250,000	254,271
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	263,841
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	95,000	95,508
4.20%, 10/29/25, Callable 9/29/25 @ 100	290,000	292,419
Cincinnati Financial Corp., 6.13%, 11/1/34	165,000	201,499
Citigroup, Inc.
4.50%, 1/14/22 (a)	400,000	430,123
4.13%, 7/25/28	95,000	96,437
Credit Suisse AG (New York) Branch, 5.30%, 8/13/19	350,000	373,839
General Motors Financial Co., Inc., 2.63%, 7/10/17 (a)	1,000,000	1,000,100
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)	300,000	304,428
5.40%, 1/6/42	150,000	181,501
KeyBank NA, 2.25%, 3/16/20	580,000	582,908
Morgan Stanley
3.75%, 2/25/23 (a)	300,000	311,944
3.13%, 7/27/26, MTN	205,000	199,311
PNC Financial Services Group, Inc., 2.15%, 4/29/21, Callable 3/30/21 @ 100	500,000	496,932
Regions Bank, 7.50%, 5/15/18 (a)	500,000	523,436
SVB Financial Group, 3.50%, 1/29/25	75,000	73,615
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	650,000	641,254
Wells Fargo & Co., 4.90%, 11/17/45 (a)	150,000	163,557
		7,075,465
Health Care (4.1%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	205,000	197,911
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	135,000	138,665
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	345,000	364,247
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	200,000	214,891
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	185,000	187,775
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	195,000	203,308
Express Scripts Holding Co., 4.80%, 7/15/46, Callable 1/15/46 @ 100	100,000	101,717
Fresenius Medical Care US Finance, Inc., 6.88%, 7/15/17	300,000	300,480
HCA Holdings, Inc., 6.25%, 2/15/21	195,000	213,038
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	155,000	161,534
		2,083,566

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Industrials (4.3%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	$400,000	$410,852
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	54,768
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	80,000	81,922
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	145,181
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	235,000	244,385
Kansas City Southern
3.00%, 5/15/23, Callable 2/15/23 @ 100	205,000	205,688
4.95%, 8/15/45, Callable 2/15/45 @ 100	105,000	114,500
Northrop Grumman Corp., 7.75%, 6/1/29 (a)	150,000	200,789
Owens Corning, 4.20%, 12/15/22, Callable 9/15/22 @ 100 (a)	200,000	211,016
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	197,000	192,462
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 (c)	360,000	354,955
		2,216,518
Information Technology (2.3%):
Activision Blizzard, Inc.
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	335,000	361,499
3.40%, 9/15/26, Callable 6/15/26 @ 100	135,000	135,224
4.50%, 6/15/47, Callable 12/15/46 @ 100	80,000	79,597
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	58,000	60,246
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (c)	179,000	184,370
Juniper Networks, Inc., 5.95%, 3/15/41	105,000	117,580
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	275,000	272,671
		1,211,187
Materials (2.8%):
Ecolab, Inc., 2.00%, 1/14/19	90,000	90,392
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	490,000	512,266
Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	125,000	132,080
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	100,000	117,339
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	355,000	374,993
Vale Overseas Ltd., 6.25%, 8/10/26	170,000	183,388
		1,410,458
Real Estate (3.6%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	115,000	111,409
Crown Castle Towers LLC, 6.11%, 1/15/40, Callable 7/15/19 @ 100 (a) (c)	500,000	537,546
CubeSmart LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	215,000	204,298
DDR Corp., 4.75%, 4/15/18	500,000	509,786
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	200,000	199,836
SBA Tower Trust, 2.24%, 4/15/43, Callable 8/7/17 @ 100 (c)	350,000	349,832
		1,912,707
Telecommunication Services (1.6%):
AT&T, Inc.
2.30%, 3/11/19 (a)	500,000	502,966
6.30%, 1/15/38 (a)	175,000	205,734
Verizon Communications, Inc., 5.25%, 3/16/37	130,000	139,749
		848,449

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Utilities (2.6%):
Consolidated Edison, Inc., 6.30%, 8/15/37	$170,000	$224,599
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	315,000	326,983
Iberdrola International BV
6.75%, 9/15/33	35,000	42,387
6.75%, 7/15/36	70,000	91,109
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	121,791
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	115,000	117,460
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	240,000	249,901
South Carolina Electric & Gas Co., 4.60%, 6/15/43, Callable 12/15/42 @ 100	200,000	207,495
		1,381,725
Total Corporate Bonds (Cost $24,813,121)		25,084,211
Government National Mortgage Association (0.1%)
Government National Mortgage Association
6.00%, 12/15/33	28,573	32,808
Total Government National Mortgage Association (Cost $29,349)		32,808
U.S. Government Mortgage Backed Agencies (26.7%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	60,157	62,986
5.50%, 6/1/38	76,314	84,842
7.00%, 9/1/38 (a)	22,077	25,575
4.50%, 1/1/41 – 7/1/44 (a)	1,319,584	1,419,701
		1,593,104
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M23.42%, 2/25/24 (a)	494,637	508,497
Federal National Mortgage Association
6.00%, 8/1/21 – 2/1/37 (a)	349,837	393,119
5.50%, 4/1/22 – 1/1/38 (a)	219,800	242,067
7.00%, 8/1/23 – 6/1/32	34,139	39,209
7.50%, 12/1/29 – 2/1/31	43,913	49,978
8.00%, 6/1/30 – 9/1/30	28,001	32,240
5.00%, 12/1/34 – 11/1/36	18,605	20,360
3.26%, 12/1/36 (a)	48,363	50,424
4.50%, 12/1/38 – 2/1/47 (a)	882,731	951,508
4.00%, 11/1/43 – 3/1/46 (a)	2,782,831	2,941,531
3.50%, 2/1/46 – 8/1/46 (a)	4,599,610	4,727,014
2.94%, 8/1/46 (a)	45,317	45,532
3.00%, 8/1/46 (a)	2,287,377	2,285,904
		11,778,886
Total U.S. Government Mortgage Backed Agencies (Cost $14,085,064)		13,880,487
U.S. Treasury Obligations (7.0%)
U.S. Treasury Bills
0.81%, 8/10/17 (a) (d)	1,087,000	1,086,000
1.03%, 11/9/17 (a) (d)	1,500,000	1,494,354

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	$380,000	$383,681
U.S. Treasury Notes, 1.75%, 5/31/22	659,000	655,139
Total U.S. Treasury Obligations (Cost $3,608,819)		3,619,174
Total Investments (Cost $48,734,315) — 94.1%		48,738,348
Other assets in excess of liabilities — 5.9%		3,030,259
NET ASSETS — 100.00%		$51,768,607

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $2,967,392 and amounted to 5.7% of net assets.

(d)  Rate represents the effective yield at purchase.

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	15	9/20/17	$1,882,969	$(4,936)
2-Year U.S. Treasury Note Future	16	9/29/17	3,457,750	(3,679)
30-Year U.S. Treasury Bond Future	24	9/20/17	3,688,500	25,500
5-Year U.S. Treasury Note Future	18	9/29/17	2,121,047	(5,059)
				$11,826

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

As of June 30, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at June 30, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid/ (Received)	Unrealized Depreciation
CDX North America High Yield Index Series 28	Goldman Sachs	6/20/22	0.60%	$3,000,000	5.00%	$207,416	$228,570	$(21,154)
CDX North America Investment Grade 5 Year Index; Series 28	Goldman Sachs	6/20/22	3.38	1,000,000	1.00	18,592	19,549	(957)
						$226,008	$248,119	$(22,111)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or the CDX North America Investment Grade 5 Year Index.

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (13.5%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 5/15/18 @ 100	$2,240,000	$2,250,301
American Express Credit Account Master Trust , Series 2014-1, Class B, 1.66%, 12/15/21 (a)	6,400,000	6,415,438
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 8/8/19 @ 100	2,600,000	2,636,479
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 10/18/20 @ 100	2,715,000	2,719,105
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 7/8/20 @ 100	4,435,000	4,404,259
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20 (b)	2,000,000	2,005,300
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19 (b)	10,500,000	10,495,018
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 12/15/20 @ 100	4,180,000	4,155,202
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 12/15/18 @ 100 (b)	4,500,000	4,501,687
Dominos Pizza Master Issuer LLC , Series 2012-1A, Class A2, 5.22%, 1/25/42 (b)	2,427,338	2,428,503
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 2/15/20 @ 100	2,115,000	2,130,363
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/21 @ 100	1,985,000	1,984,056
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 4/15/22 @ 100	2,420,000	2,420,922
First Investors Auto Owner Trust , Series 15-2A, Class A2, 1.59%, 12/16/19, Callable 10/15/19 @ 100	489,313	489,293
Golden Credit Card Trust , Series 15-3A, Class A, 1.58%, 7/15/19 (a)	4,900,000	4,900,463
Kubota Credit Owner Trust , Series 14-1A, Class A3, 1.16%, 5/15/18, Callable 1/15/18 @ 100 (b)	168,115	168,099
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 6/15/18 @ 100	2,900,000	2,900,414
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 8/15/21 @ 100	3,125,000	3,124,680
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 1/15/20 @ 100 (b)	6,835,000	6,843,523
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22	3,850,000	3,866,418
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	3,155,000	3,150,502
Total Asset Backed Securities (Cost $74,050,633)		73,990,025
Collateralized Mortgage Obligations (6.6%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.47%, 2/10/51 (a) (b)	5,295,609	5,339,483
COMM Mortgage Trust , Series 2014-CR20, Class A2, 2.80%, 11/10/47	5,276,000	5,359,104
COMM Mortgage Trust , Series 2014-CR19, Class A2, 2.97%, 8/10/47	5,873,765	5,971,186

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47	$3,800,000	$3,853,366
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 5/15/20 @ 100	6,500,000	6,506,028
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,876,773	1,903,193
GS Mortgage Securities Trust , Series 2012-GCJ9, Class A2, 1.76%, 11/10/45	2,030,488	2,031,066
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	2,279,961	2,311,421
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46	1,370,788	1,390,473
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45 (a) (b)	142,191	142,191
Morgan Stanley BAML Trust , Series 2013-C8, Class A2, 1.69%, 12/15/48 (b)	546,613	546,313
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49 (b)	1,192,869	1,196,343
Total Collateralized Mortgage Obligations (Cost $37,544,516)		36,550,167
Residential Mortgage Backed Securities (8.4%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 7/25/17 @ 100 (a)	22,503	22,635
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.47%, 11/25/33, Callable 7/25/17 @ 100 (a) (b)	842,091	844,213
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.28%, 10/25/33, Callable 7/25/17 @ 100 (a) (b)	3,075,688	3,083,089
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.62%, 2/25/37, Callable 12/25/26 @ 100 (a) (b)	1,159,711	1,169,725
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.33%, 11/25/34, Callable 7/25/17 @ 100 (a) (b)	2,827,945	2,869,529
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 1/25/18 @ 100	149,603	150,631
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18 (b)	54,703	54,678
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 7/25/17 @ 100 (b)	9,516	9,564
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-11, Class 1A31, 5.50%, 6/25/33, Callable 7/25/17 @ 100 (b)	355,322	366,474
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 3/25/22 @ 100 (b)	250,551	248,729
JP Morgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 8/25/26 @ 100 (a)	5,858,364	5,909,897
JP Morgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 10/25/38 @ 100 (a)	2,646,797	2,704,626
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/35 @ 100 (a)	2,183,481	2,224,081
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 6/25/32 @ 100 (a)	1,236,267	1,260,027
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/17 @ 100 (b)	225,013	229,799

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.14%, 11/25/33, Callable 1/25/20 @ 100 (a) (b)	$1,285,774	$1,314,274
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 1/25/19 @ 100 (b)	109,474	110,850
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.50%, 2/25/35, Callable 7/25/17 @ 100 (a) (b)	312,146	309,065
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.47%, 2/25/35, Callable 7/25/17 @ 100 (a) (b)	1,274,849	1,297,638
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 2A1, 3.08%, 4/21/34, Callable 12/21/18 @ 100 (a) (b)	1,435,299	1,475,476
Merrill Lynch Mortgage Investors Trust , Series 05-A2, Class A2, 2.98%, 2/25/35, Callable 1/25/18 @ 100 (a) (b)	4,886,926	4,972,732
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 1.30%, 11/25/35, Callable 3/25/18 @ 100 (a) (b)	823,863	827,937
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 9/25/23 @ 100 (b)	52,294	52,407
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 7/25/17 @ 100 (b)	63,842	64,380
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 7/25/17 @ 100 (b)	119,214	119,434
Residential Asset Mortgage Products, Inc. , Series 02-RS4, Class AI5, 6.16%, 8/25/32, Callable 7/25/17 @ 100 (a)	25,408	24,593
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/17 @ 100 (b)	242,268	243,405
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.44%, 6/25/34, Callable 7/25/17 @ 100 (a) (b)	2,817,853	2,814,814
Structured Asset Mortgage Investments II Trust , Series 04-AR7, Class A1A, 1.70%, 4/19/35, Callable 7/19/17 @ 100 (a) (b)	1,259,494	1,211,561
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/17 @ 100 (a) (b)	6,424	6,512
Structured Asset Securities Corp. , Series 03-29, Class 2A1, 5.25%, 9/25/23, Callable 7/25/17 @ 100 (b)	854,372	863,383
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/17 @ 100 (b)	42,296	42,924
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 2.89%, 12/25/33, Callable 7/25/17 @ 100 (a) (b)	701,671	701,699
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.16%, 6/25/35, Callable 7/25/17 @ 100 (a) (b)	2,265,687	2,279,276
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A5, 3.16%, 6/25/35, Callable 7/25/17 @ 100 (a) (b)	2,033,233	2,049,946
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.04%, 8/25/34, Callable 7/25/17 @ 100 (a) (b)	2,024,716	2,071,776
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.01%, 8/25/34, Callable 7/25/17 @ 100 (a) (b)	1,062,849	1,084,591
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.00%, 12/25/34, Callable 7/25/17 @ 100 (a) (b)	1,054,112	1,068,752
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 2.95%, 10/25/33, Callable 7/25/17 @ 100 (a) (b)	294,709	297,649
Total Residential Mortgage Backed Securities (Cost $46,149,484)		46,452,771

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (3.7%)
Bass Pro Group LLC, Term Loan B , 11/16/23, Callable 8/6/17 @ 101 (a)	$3,500,000	$3,396,750
BRP, Inc., Term Loan B , 4.23%, 6/30/23, Callable 8/6/17 @ 100 (a)	6,760,314	6,791,277
Harbor Freight Tools USA, Inc., Term Loan , 4.48%, 8/16/23, Callable 8/6/17 @ 101 (a)	3,473,750	3,469,859
Inventiv, Inc., Term Loan B , 6/26/24 (a)	3,000,000	3,003,750
Kasima LLC, Term Loan B , 3.65%, 5/17/21, Callable 8/6/17 @ 100 (a)	2,902,941	2,910,198
Tribune Media Co., Term Loan B , 4.23%, 12/27/20, Callable 8/6/17 @ 100 (a)	724,628	725,991
Total Senior Secured Loans (Cost $20,322,845)		20,297,825
Corporate Bonds (54.7%)
Consumer Discretionary (2.3%):
D.R. Horton, Inc., 3.63%, 2/15/18, Callable 11/15/17 @ 100 (b)	4,500,000	4,527,954
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	2,660,000	2,752,140
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (b)	5,500,000	5,507,381
		12,787,475
Consumer Staples (1.6%):
Molson Coors Brewing Co., 1.45%, 7/15/19	3,750,000	3,704,306
Reynolds American, Inc., 2.30%, 6/12/18 (b)	5,000,000	5,021,775
		8,726,081
Energy (5.3%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	4,150,000	4,172,136
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	1,500,000	1,506,882
FMC Technologies, Inc., 2.00%, 10/1/17	1,042,000	1,041,539
Hess Corp., 8.13%, 2/15/19	4,200,000	4,559,151
Kinder Morgan, Inc., 2.00%, 12/1/17 (b)	4,500,000	4,502,430
LUKOIL International Finance BV, 6.13%, 11/9/20 (c)	2,065,000	2,247,753
Marathon Oil Corp., 5.90%, 3/15/18	2,850,000	2,923,003
Marathon Petroleum Corp., 2.70%, 12/14/18	3,760,000	3,788,681
Petroleos Mexicanos, 5.50%, 2/4/19	4,000,000	4,176,000
		28,917,575
Financials (20.6%):
Assurant, Inc., 2.50%, 3/15/18 (b)	4,500,000	4,527,972
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,692,000	1,846,845
Bank of America Corp.
1.70%, 8/25/17 (b)	6,500,000	6,502,807
2.25%, 4/21/20, MTN	2,000,000	2,000,816
Barclays Bank PLC, 6.05%, 12/4/17 (b) (c)	4,500,000	4,577,224
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	1,790,000	1,799,573
2.50%, 5/12/20, Callable 4/12/20 @ 100	615,000	617,664
Capital One NA, 1.50%, 3/22/18, Callable 2/22/18 @ 100 (b)	4,000,000	3,992,644
Citigroup, Inc.
1.75%, 5/1/18	5,000,000	4,997,790
2.29%, 12/8/21, Callable 11/8/21 @ 100 (a)	3,500,000	3,533,243
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	4,675,000	4,679,063

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	$8,000,000	$8,093,752
HSBC Holdings PLC, 2.65%, 1/5/22 (a) (b)	3,500,000	3,600,356
JPMorgan Chase & Co., 2.38%, 10/24/23, Callable 10/24/22 @ 100 (a) (b)	3,500,000	3,552,612
MetLife, Inc., 6.82%, 8/15/18 (b)	7,000,000	7,390,936
Morgan Stanley
2.45%, 2/1/19, MTN	4,000,000	4,026,716
2.55%, 10/24/23, Callable 10/24/22 @ 100 (a)	3,500,000	3,560,774
Regions Bank
7.50%, 5/15/18 (b)	4,500,000	4,710,924
2.25%, 9/14/18, Callable 8/14/18 @ 100	3,330,000	3,343,523
S&P Global, Inc., 2.50%, 8/15/18	3,570,000	3,594,904
Synovus Financial Corp., 7.88%, 2/15/19	5,374,000	5,829,715
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (b)	4,455,000	4,594,736
The Goldman Sachs Group, Inc.
6.15%, 4/1/18 (b)	2,000,000	2,064,180
2.90%, 7/19/18	5,000,000	5,056,790
2.35%, 11/15/21, Callable 11/15/20 @ 100 (a)	3,500,000	3,532,463
UBS AG (Stamford) Branch, 1.80%, 3/26/18 (b)	3,500,000	3,505,625
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (c)	3,825,000	3,907,493
XLIT Ltd., 2.30%, 12/15/18 (b)	4,000,000	4,017,596
		113,458,736
Health Care (6.2%):
Abbott Laboratories
2.00%, 9/15/18	2,000,000	2,003,912
2.35%, 11/22/19	4,010,000	4,040,147
AbbVie, Inc., 2.00%, 11/6/18 (b)	5,000,000	5,011,865
Biogen, Inc., 2.90%, 9/15/20	3,163,000	3,226,406
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (b)	2,894,100	3,109,592
Celgene Corp., 2.13%, 8/15/18	3,800,000	3,814,679
Edwards Lifesciences Corp., 2.88%, 10/15/18	3,825,000	3,860,737
Laboratory Corp. of America Holdings, 2.50%, 11/1/18 (b)	1,500,000	1,511,921
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (b)	3,500,000	3,500,000
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	4,177,000	4,260,540
		34,339,799
Industrials (3.2%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	1,275,000	1,381,140
Air Lease Corp., 2.13%, 1/15/18 (b)	3,500,000	3,506,202
Hutchison Whampoa International (14) Ltd., 1.63%, 10/31/17 (b) (c)	5,500,000	5,486,860
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	2,565,000	2,712,885
Pentair Finance SA, 1.88%, 9/15/17 (b)	3,750,000	3,751,470
		16,838,557
Information Technology (3.8%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	4,095,000	4,418,915
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19 (c)	4,000,000	4,093,504
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	1,500,000	1,503,747
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	7,120,000	7,240,499
KLA-Tencor Corp., 2.38%, 11/1/17 (b)	4,000,000	4,009,324
		21,265,989

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Materials (1.6%):
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	$4,500,000	$4,660,452
Vale Overseas Ltd., 5.63%, 9/15/19	4,220,000	4,452,100
		9,112,552
Real Estate (5.4%):
American Tower Corp., 4.50%, 1/15/18 (b)	5,602,000	5,678,736
American Tower Trust I, 1.55%, 3/15/43, Callable 8/7/17 @ 100 (b) (c)	7,000,000	6,985,759
Realty Income Corp., 5.38%, 9/15/17 (b)	4,000,000	4,028,368
SBA Tower Trust, 2.24%, 4/15/43, Callable 8/7/17 @ 100 (c)	9,150,000	9,145,595
Select Income REIT, 2.85%, 2/1/18, Callable 1/1/18 @ 100 (b)	2,000,000	2,008,310
Welltower, Inc., 6.13%, 4/15/20	1,650,000	1,810,766
		29,657,534
Telecommunication Services (0.8%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	3,500,000	3,517,972
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	637,000	664,869
		4,182,841
Utilities (3.9%):
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (b) (c)	4,500,000	4,504,410
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (c)	3,895,000	4,125,101
SCANA Corp., 6.25%, 4/1/20, MTN (b)	8,497,000	9,199,719
Southern Power Co., 1.85%, 12/1/17	3,750,000	3,753,293
		21,582,523
Total Corporate Bonds (Cost $300,122,918)		300,869,662
U.S. Government Mortgage Backed Agencies (5.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 – 8/1/40 (b)	4,725,175	5,173,553
5.50%, 10/25/23 (b)	14,084	15,052
7.00%, 9/1/38 (b)	10,597	12,276
		5,200,881
Federal National Mortgage Assoc.
5.00%, 2/1/41 – 10/1/41 (b)	17,254,232	18,862,490
		18,862,490
Federal National Mortgage Association
6.00%, 2/1/37 (b)	3,321,299	3,760,406
2.94%, 8/1/46 (b)	15,869	15,945
		3,776,351
Total U.S. Government Mortgage Backed Agencies (Cost $28,328,183)		27,839,722

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (4.7%)
U.S. Treasury Notes
1.63%, 8/31/19	$20,000,000	$20,091,400
1.50%, 5/31/20	5,950,000	5,941,170
Total U.S. Treasury Obligations (Cost $26,081,130)		26,032,570
Total Investments (Cost $532,599,709) — 96.7%		532,032,742
Other assets in excess of liabilities — 3.3%		17,993,362
NET ASSETS — 100.00%		$550,026,104

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $53,753,154 and amounted to 9.8% of net assets.

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
2-Year U.S. Treasury Note Future	825	9/29/17	$178,290,234	$(270,096)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
5-Year U.S. Treasury Note Future	106	9/29/17	$12,490,609	$29,813

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

As of June 30, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at June 30, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid/ (Received)	Unrealized Depreciation
CDX North America High Yield Index Series 28	Goldman Sachs	6/20/22	3.38%	$20,000,000	5.00%	$1,382,772	$1,523,800	$(141,028)
CDX North America Investment Grade 5 Year Index; Series 28	Goldman Sachs	6/20/22	0.60	37,000,000	1.00	687,889	723,300	(35,411)
						$2,070,661	$2,247,100	$(176,439)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or the CDX North America Investment Grade 5 Year Index.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (3.2%)
Consumer Discretionary (1.7%):
Av Homes, Inc. (a)	23,000	$461,150
Gray Television, Inc. (a)	26,500	363,050
Hanesbrands, Inc.	16,800	389,088
		1,213,288
Energy (1.5%):
Kinder Morgan, Inc.	16,000	306,560
Phillips 66	4,500	372,105
Sanchez Energy Corp. (a) (b)	54,000	387,720
		1,066,385
Total Common Stocks (Cost $2,335,755)		2,279,673
Senior Secured Loans (8.8%)
Bass Pro Group LLC, Term Loan B , 6.15%, 12/16/23 (c)	$1,000,000	970,500
Caesars Entertainment Resort Properties LLC, Term Loan B , 4.50%, 10/11/20, Callable 8/6/17 @ 100 (c)	984,694	989,411
DigitalGlobe, Inc., 1st Lien Term Loan B , 3.74%, 1/15/24, Callable 8/6/17 @ 100 (c)	995,000	995,000
DTI Holdco, Inc., 2016 Term Loan B , 6.42%, 9/30/23, Callable 8/6/17 @ 101 (c)	1,191,000	1,161,225
PCI Pharma Services, 2nd Lien Term Loan , 9.90%, 6/24/24 (c)	800,000	788,000
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.04%, 2/5/23, Callable 8/6/17 @ 101 (c)	1,320,041	1,321,005
Total Senior Secured Loans (Cost $6,201,610)		6,225,141
Corporate Bonds (84.1%)
Consumer Discretionary (19.6%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (d)	1,000,000	1,055,310
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31 (d)	325,000	335,156
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	330,000	356,813
Century Communities, Inc., 5.88%, 7/15/25, Callable 7/15/20 @ 104.41 (d)	1,000,000	995,000
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 8/7/17 @ 102.31 (d)	1,000,000	1,030,000
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (d)	1,000,000	1,057,500
Dayco Products LLC, 6.18%, 5/19/24, Callable 8/6/17 @ 101 (c)	1,000,000	997,500
Guitar Center, Inc., 6.50%, 4/15/19, Callable 8/7/17 @ 101.63 (b) (d)	1,000,000	868,750
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 2/1/20 @ 105.91 (d)	330,000	358,050
Jo-Ann Stores LLC, 9.75%, 10/15/19, Callable 8/7/17 @ 100 (b) (d)	930,000	916,050
Party City Holdings, Inc., 2015 Term Loan, 6.13%, 8/15/23, Callable 8/15/18 @ 103.06 (d)	800,000	828,000
PetSmart, Inc., 4.22%, 3/10/22 (c)	1,000,000	928,890
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 8/7/17 @ 104.97	1,200,000	1,194,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18 @ 102.94	1,000,000	1,047,500

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
William Lyon Homes, Inc., 5.88%, 1/31/25, Callable 1/31/20 @ 102.94	$1,000,000	$1,030,000
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	902,500
		13,901,019
Consumer Staples (11.0%):
BJ's Wholesale Club, Inc., 8.71%, 1/27/25, Callable 8/6/17 @ 102 (c)	1,350,000	1,304,019
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (d)	759,000	774,180
Dean Foods Co., 6.50%, 3/15/23, Callable 3/15/18 @ 104.88 (d)	1,000,000	1,055,000
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	1,000,000	1,040,000
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (d)	1,000,000	997,500
NBTY, Inc., 7.63%, 5/15/21, Callable 5/15/18 @ 103.81 (d)	1,000,000	1,062,500
Simmons Foods, Inc., 7.88%, 10/1/21, Callable 10/1/17 @ 105.91 (d)	700,000	743,750
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22, Callable 6/15/18 @ 106 (d)	1,000,000	821,250
		7,798,199
Energy (17.5%):
Calumet Specialty Products Partners LP
6.50%, 4/15/21, Callable 8/7/17 @ 103.25	1,500,000	1,297,500
7.63%, 1/15/22, Callable 1/15/18 @ 103.81	1,550,000	1,356,249
Chesapeake Energy Corp.
8.69%, 8/23/21, Callable 8/23/18 @ 104.25 (c)	1,000,000	1,056,500
8.00%, 1/15/25, Callable 1/15/20 @ 106 (b) (d)	670,000	663,300
CITGO Petroleum Corp., 6.25%, 8/15/22, Callable 8/15/17 @ 104.69 (d)	1,000,000	1,015,000
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	1,000,000	835,000
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	1,400,000	910,000
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100	1,500,000	982,500
Noble Holding International Ltd., 6.20%, 8/1/40	1,400,000	840,000
Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 9/15/17 @ 103.44 (b)	270,000	261,900
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100	1,300,000	1,205,750
Sanchez Energy Corp., 6.13%, 1/15/23, Callable 7/15/18 @ 103.06 (b)	690,000	552,000
Transocean, Inc., 6.80%, 3/15/38 (b)	1,400,000	1,022,000
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (b)	330,000	310,200
		12,307,899
Financials (1.3%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (d)	950,000	900,125
Health Care (8.8%):
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,000,000	1,050,000
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/7/17 @ 103.31 (d)	1,000,000	955,000
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 5/1/19 @ 106.19 (d)	330,000	353,925
Surgery Center Holdings, Inc., 8.88%, 4/15/21, Callable 4/15/18 @ 106.66 (d)	800,000	867,000
Tenet Healthcare Corp., 8.13%, 4/1/22	1,000,000	1,061,250
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (d)	1,000,000	857,500
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (d)	1,000,000	1,150,000
		6,294,675

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Industrials (17.6%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (d)	$1,000,000	$820,000
Apex Tool Group LLC, 7.00%, 2/1/21, Callable 8/7/17 @ 103.5 (d)	1,000,000	930,000
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (d)	670,000	696,800
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34 (d)	670,000	693,450
Builders FirstSource, Inc., 10.75%, 8/15/23, Callable 8/15/18 @ 108.06 (d)	1,000,000	1,160,000
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	970,000
Hertz Corp. (The), 7.63%, 6/1/22, Callable 6/1/19 @ 103.81 (b) (d)	670,000	668,392
KAR Auction Services, Inc., 5.13%, 6/1/25, Callable 6/1/20 @ 103.84 (d)	1,000,000	1,018,750
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	800,000	928,000
Navistar International Corp., 8.25%, 11/1/21, Callable 8/7/17 @ 101.38	1,000,000	1,010,000
TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	800,000	812,000
Triumph Group, Inc., 4.88%, 4/1/21, Callable 8/7/17 @ 102.44	1,000,000	993,750
Tutor Perini Corp., 6.88%, 5/1/25, Callable 5/1/20 @ 105.16 (b) (d)	1,000,000	1,052,500
XPO Logistics, Inc., 6.13%, 9/1/23, Callable 9/1/19 @ 103.06 (d)	670,000	697,638
		12,451,280
Information Technology (1.0%):
Hughes Satellite Systems Corp., 6.63%, 8/1/26	670,000	720,250
Telecommunication Services (6.5%):
Frontier Communications Corp., 4.91%, 6/1/24 (c)	1,000,000	984,910
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (d)	1,000,000	1,077,500
Sprint Corp., 7.13%, 6/15/24	1,250,000	1,390,625
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (d)	1,000,000	1,122,500
		4,575,535
Utilities (0.8%):
GenOn Escrow Corp., 9.50%, 10/15/18	1,000,000	595,000
Total Corporate Bonds (Cost $59,277,385)		59,543,982
Collateral for Securities Loaned (8.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	5,246,014	5,246,014
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	984,110	984,110
Total Collateral for Securities Loaned (Cost $6,230,124)		6,230,124
Total Investments (Cost $74,044,874) — 104.9%		74,278,920
Liabilities in excess of other assets — (4.9)%		(3,488,169)
NET ASSETS — 100.00%		$70,790,751

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $30,637,376 and amounted to 43.1% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.1%)
California (2.4%):
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	$2,355,000	$2,371,014
Colorado (1.7%):
State of Colorado Department of Transportation, 5.00%, 6/15/41, Continuously Callable @ 100	1,500,000	1,710,990
Connecticut (3.6%):
Connecticut Health & Educational Facilities Authority Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.00%, 12/1/41, Continuously Callable @ 100	3,185,000	3,625,995
District of Columbia (1.7%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @ 100	1,500,000	1,704,090
Florida (2.3%):
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Jackson Health System, Series 2015A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,278,020
Illinois (22.7%):
Chicago Board of Education Dedicated Capital Improvements, 6.00%, 4/1/46, Continuously Callable @ 100	3,775,000	3,964,806
Chicago General Obligation Refunding Bonds, Series A, 6.00%, 1/1/38, Continuously Callable @ 100	2,500,000	2,565,400
Chicago Illinois, Series A, 5.75%, 1/1/33, Continuously Callable @ 100	2,000,000	2,027,700
Chicago O'Hare International Airport Revenue Bonds, Series D, 5.00%, 1/1/52, Continuously Callable @ 100	2,500,000	2,758,000
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @ 100	2,450,000	2,659,475
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,074,850
City of Chicago Illinois Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @ 100	2,000,000	2,164,800
Illinois Finance Authority Revenue Bonds, Presence Health Network, Series 2016C, 4.00%, 2/15/41, Continuously Callable @ 100	1,000,000	929,090
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,074,180
Illinois Toll Highway Authority Toll Highway Senior Refunding Revenue Bonds, Series 2010 A-1, 5.25%, 1/1/30, Continuously Callable @ 100	2,000,000	2,189,540
		22,407,841
Kansas (1.7%):
Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt, 5.50%, 11/15/29, Continuously Callable @ 100	1,500,000	1,645,095
Massachusetts (2.9%):
Massachusetts College Building Authority Project Revenue Bonds, Series 2009B, 5.00%, 5/1/30, Continuously Callable @ 100	1,500,000	1,652,250

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014-1, 5.00%, 11/1/39, Continuously Callable @ 100	$1,000,000	$1,150,360
		2,802,610
Michigan (0.7%):
Wayne County Airport Authority Revenue Bonds, Detroit Metropolitan Airport, Series 2015D, 5.00%, 12/1/40, Continuously Callable @ 100	600,000	676,176
Minnesota (0.0%):
Minnesota State, 5.00%, 8/1/22, ETM, Pre-refunded 8/01/17 @ 100	30,000	30,084
Missouri (0.1%):
Missouri Environmental Impact & Energy Resource Authority, Water Pollution Control & Drinking Water Revenue, 5.75%, 1/1/29, Continuously Callable @ 100	130,000	138,866
New Jersey (8.5%):
Essex County New Jersey Import Authority
5.00%, 12/15/23, ETM, Pre-refunded 12/15/17 @ 100	10,000	10,178
5.00%, 12/15/23, AMBAC, Continuously Callable @ 100	1,670,000	1,699,810
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016A, 5.00%, 7/15/29, Continuously Callable @ 100	885,000	922,179
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	3,000,000	3,167,220
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, University Hospital Issue, Series 2015A, 5.00%, 7/1/46, AGC, Continuously Callable @ 100	1,500,000	1,639,185
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,082,350
		8,520,922
New York (17.8%):
Albany Industrial Development Agency, Medical Centre Hospital Project, 0.96%, 7/1/35, KEYBANK, Continuously Callable @ 100 (a)	5,000,000	5,000,000
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Series A, 5.00%, 6/1/35, Continuously Callable @ 103	1,000,000	1,072,200
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016B-1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,764,282
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	202,654
New York Liberty Development Corp. Liberty Revenue Refunding Bonds, 7 World Trade Center Project, Series 2012, 5.00%, 9/15/29, Continuously Callable @ 100	2,000,000	2,295,400
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100	1,500,000	1,731,465
Port Authority of New York & New Jersey Consolidated Bonds
5.00%, 10/1/30, Continuously Callable @ 100	2,000,000	2,248,580
5.00%, 12/1/32, Continuously Callable @ 100	1,000,000	1,152,160
TSASC, Inc., Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,208,620
		17,675,361

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
North Carolina (1.9%):
Charlotte Water & Sewer System Revenue Bonds, Series 2009B, 5.00%, 7/1/33, Continuously Callable @ 100	$1,750,000	$1,932,525
Oklahoma (2.5%):
Oklahoma Development Finance Authority Revenue Bonds, 4.00%, 6/1/47, Continuously Callable @ 100	1,355,000	1,392,940
Tulsa County Industrial Authority Senior Living Community Revenue Bonds, Montereau, Inc. Project, 5.25%, 11/15/45, Continuously Callable @ 102	1,000,000	1,078,680
		2,471,620
Oregon (1.4%):
Oregon Department of Transportation Highway User Tax Revenue Bonds, Series 2013A, 5.00%, 11/15/38, Continuously Callable @ 100	1,000,000	1,167,850
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @ 100	205,000	233,065
		1,400,915
Pennsylvania (6.4%):
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, The Chambersburg Hospital Project, Series 2010, 5.30%, 7/1/30, Continuously Callable @ 100	1,000,000	1,091,540
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, University of Pittsburgh Medical Center, Series 2010E, 5.00%, 5/15/31, Continuously Callable @ 100	1,000,000	1,083,210
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @ 100	2,000,000	2,235,560
Philadelphia School District, General Obligation Bonds, Series 2016F, 5.00%, 9/1/37, Continuously Callable @ 100	1,815,000	1,952,867
		6,363,177
Tennessee (1.6%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Tennessee Mountain States Health Alliance, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100	1,500,000	1,611,210
Texas (10.2%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @ 100	2,000,000	2,233,740
Dallas Fort Worth Texas International Airport Revenue, Series A, 5.00%, 11/1/38, Continuously Callable @ 100	1,000,000	1,092,490
Lower Colorado River Authority Refunding Revenue Bonds, Series 2013, 5.50%, 5/15/32, Continuously Callable @ 100	1,000,000	1,175,620
New Hope Cultural Education Facilities Finance Corp., Serries A1, 5.00%, 7/1/47, Continuously Callable @ 102	500,000	531,510
North Texas Tollway Authority Current Interest Bonds, Series 2011A, 5.50%, 9/1/36, Continuously Callable @ 100	1,500,000	1,738,695
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners LLC — North Tarrant Express Managed Lanes Project, Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100	3,130,000	3,478,087
		10,250,142

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Vermont (1.0%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Champlain College Project, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100	$1,000,000	$1,040,580
Washington (5.0%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100	2,370,000	2,673,787
Washington Motor Vehicle Fuel Tax General Obligation Bonds, SR520 Corridor Program — Toll Revenue, Series 2012C, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,255,440
		4,929,227
Total Municipal Bonds (Cost $91,962,489)		95,586,460
Total Investments (Cost $91,962,489) — 96.1%		95,586,460
Other assets in excess of liabilities — 3.9%		3,837,838
NET ASSETS — 100.00%		$99,424,298

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

LLC — Limited Liability Co.

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.3%)
Arizona (1.2%):
Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village of Tempe, Series 2012 A, 6.25%, 12/1/42, Continuously Callable @ 100	$1,000,000	$1,047,590
California (4.4%):
California Municipal Finance Authority Revenue Bonds, Emerson College Issue, Series 2011, 5.75%, 1/1/33, Continuously Callable @ 100	1,300,000	1,460,615
California Public Works Board, Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @ 100	30,000	30,294
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	2,350,000	2,365,980
		3,856,889
Colorado (7.7%):
Mountain Shadows Metropolitan District Limited Tax General Obligation Refunding & Improvement Bonds, 5.00%, 12/1/46, Continuously Callable @ 100	1,500,000	1,474,965
Regional Transportation District, Denver Transit Partners Eagle P3 Project
Series 2010, 6.00%, 1/15/26, Continuously Callable @ 100	670,000	743,070
Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100	2,000,000	2,211,320
State of Colorado Department of Transportation, 5.00%, 6/15/41, Continuously Callable @ 100	2,000,000	2,281,320
		6,710,675
Delaware (1.3%):
Delaware Economic Development Authority Revenue Refunding Bonds, Newark Charter School, Inc. Project
Series 2016A, 5.00%, 9/1/36, Continuously Callable @ 100	500,000	532,065
Series 2016A, 5.00%, 9/1/46, Continuously Callable @ 100	545,000	573,585
		1,105,650
District of Columbia (1.7%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33	1,305,000	1,492,711
Florida (13.1%):
Highland County Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt, Series 2008B, 6.00%, 11/15/37, Continuously Callable @ 100	1,600,000	1,781,600
Miami-Dade County Health Facilities Authority, 6.13%, 8/1/42, Continuously Callable @ 100	500,000	558,405
Miami-Dade County Health Facilities Authority Revenue Bonds, 6.13%, 8/1/42, Pre-refunded 8/1/20 @ 100	1,395,000	1,599,144
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014A, 5.38%, 10/1/47, Continuously Callable @ 100	1,500,000	1,564,185
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,445,000	1,622,851
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @ 100	1,940,000	2,136,347

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @ 100	$2,010,000	$2,213,432
		11,475,964
Illinois (14.5%):
Chicago Board of Education Dedicated Capital Improvements, 6.00%, 4/1/46, Continuously Callable @ 100	2,500,000	2,625,699
Chicago General Obligation Bonds, Series 2012A, 5.00%, 1/1/33, Continuously Callable @ 100	575,000	557,514
Chicago General Obligation Refunding Bonds
Series 2015C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	936,660
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	2,500,000	2,565,400
Chicago O'Hare International Airport Revenue Bonds, Series 2011A, 5.75%, 1/1/39, Continuously Callable @ 100	1,500,000	1,690,665
Illinois Finance Authority Revenue & Refunding Bonds, Roosevelt University Project, Series 2009, 6.50%, 4/1/44, Continuously Callable @ 100	755,000	793,513
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @ 100	1,000,000	1,053,030
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,030,800
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,298,338
		12,551,619
Kentucky (2.0%):
Kentucky Economic Development Finance Authority Hospital Revenue Bonds, Owensboro Medical Health System, Inc., Series 2010, 6.50%, 3/1/45, Pre-refunded 6/1/20 @ 100	1,500,000	1,719,615
Lousiana (2.3%):
City of Shreveport Lousiana Water & Sewer Revenue, Series B, 5.00%, 12/1/41, AGM, Continuously Callable @ 100	1,750,000	1,985,358
Massachusetts (2.8%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100	630,000	684,533
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100	1,270,000	1,375,982
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100	320,000	345,094
		2,405,609
Missouri (2.4%):
Kirkwood Industrial Development Authority, Retirement Community, Revenue Bonds, Series A, 5.25%, 5/15/50, Continuously Callable @ 100	2,000,000	2,087,480
New Jersey (5.0%):
New Jersey Economic Development Authority Revenue Bonds, Provident Group — Montclair Properties LLC — Montclair State University Student Housing Project, 5.88%, 6/1/42, Continuously Callable @ 100	2,000,000	2,142,520
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	1,000,000	1,055,740
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	1,080,000	1,170,061
		4,368,321

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)
Security Description	Principal Amount	Value
New Mexico (2.5%):
Farmington Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico, San Juan Project, Series 2010 D, 5.90%, 6/1/40, Continuously Callable @ 100	$2,000,000	$2,196,280
New York (3.8%):
Hempstead Local Development Corp. Revenue Bonds, Molloy College, Series 2009, 5.75%, 7/1/39, Continuously Callable @ 100	1,500,000	1,635,405
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,688,205
		3,323,610
North Dakota (1.7%):
City of Grand Forks North Dakota, 5.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,508,880
Ohio (3.5%):
Bowling Green Student Housing Revenue, CFP I LLC Bowling Green State University Project, Series 2010, 6.00%, 6/1/45, Continuously Callable @ 100	1,500,000	1,577,595
Richfield Joint Recreation District General Obligation Recreational Facilities Improvement Bonds, Series 2015, 5.25%, 12/1/42, Continuously Callable @ 100	1,500,000	1,516,935
		3,094,530
Oklahoma (3.5%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Inverness Village Community, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100	1,885,000	1,971,446
Tulsa County Industrial Authority Senior Living Community Revenue Bonds, Montereau, Inc. Project, 5.25%, 11/15/45, Continuously Callable @ 102	1,000,000	1,078,680
		3,050,126
Pennsylvania (6.2%):
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Refunding Revenue Bonds, Series 2010, 6.00%, 1/1/30, Continuously Callable @ 100	1,300,000	1,367,860
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Revenue Bonds, Series 2009, 6.13%, 1/1/29, Continuously Callable @ 100	150,000	159,129
Dauphin County General Authority Health Systems System Revenue, 6.00%, 6/1/36, Continuously Callable @ 100	230,000	248,391
Northampton County General Purpose Authority Pennsylvania College Revenue Bonds, Moravian College Project, Series 2016, 5.00%, 10/1/40, Continuously Callable @ 100	635,000	686,143
Pennsylvania Turnpike commission Turnpike Revenue Bonds, Series A, 5.63%, 12/1/31, Continuously Callable @ 100	1,235,000	1,392,401
Philadelphia School District, General Obligation Bonds, Series 2015A, 5.00%, 9/1/35, State Aid Withholding, Continuously Callable @ 100	1,400,000	1,501,542
		5,355,466

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
South Carolina (2.0%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016A-1, 5.00%, 12/1/37, Continuously Callable @ 100	$1,675,000	$1,728,600
South Dakota (1.1%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 10/1/17 @ 100	1,000,000	995,830
Tennessee (1.8%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Tennessee Mountain States Health Alliance, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100	1,500,000	1,611,210
Texas (9.0%):
New Hope Cultural Education Facilities Finance Corp., Series B, 5.00%, 7/1/47, Continuously Callable @ 102	1,000,000	1,026,090
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, LBJ Infrastructure Group IH-635 — Managed Lanes Project, Series 2010, 7.50%, 6/30/33, Continuously Callable @ 100	2,000,000	2,305,700
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners LLC — North Tarrant Express Managed Lanes Project
Series 2009, 7.50%, 12/31/31, Continuously Callable @ 100	1,500,000	1,703,820
Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100	1,500,000	1,666,815
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC — Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,148,030
		7,850,455
Utah (1.3%):
Utah Charter School Finance Authority Revenue Bonds, Spectrum Academy, 6.00%, 4/15/45, Continuously Callable @ 100	1,080,000	1,115,759
Vermont (1.2%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Champlain College Project, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100	1,000,000	1,040,580
Virginia (1.3%):
Alexandria Industrial Development Authority Residential Care Facilities Mortgage Revenue, Goodwin House, Inc., Series 2015, 5.00%, 10/1/50, Continuously Callable @ 100	1,000,000	1,095,230
Total Municipal Bonds (Cost $80,588,011)		84,774,037
Total Investments (Cost $80,588,011) — 97.3%		84,774,037
Other assets in excess of liabilities — 2.7%		2,324,842
NET ASSETS — 100.00%		$87,098,879

AGM — Assured Guaranty Municipal Corporation

LLC — Limited Liability Co.

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%) (a)
Health Care (0.0%): (a)
New Millennium Holdco, Inc. (b)	207,152	$310,728
Total Common Stock (Cost $899,152)		310,728
Convertible Corporate Bonds (0.6%)
Energy (0.6%):
Comstock Resources, Inc., 7.75%, 4/1/19, Callable 8/7/17 @ 100 (c)	$6,266,083	4,824,884
Total Convertible Corporate Bond (Cost $3,795,800)		4,824,884
Senior Secured Loans (42.2%)
Admi Corp., Term Loan B , 4.93%, 4/30/22, Callable 8/6/17 @ 101 (c)	10,780,000	10,881,115
Albertsons Companies, Inc., Term Loan B5 , 4.29%, 12/21/22, Callable 8/6/17 @ 100 (c)	6,947,631	6,865,580
Apex Tool Group LLC, Term Loan B , 4.50%, 2/1/20, Callable 8/6/17 @ 100 (c)	7,371,563	7,173,489
Asurion LLC, 1st Lien Term Loan B4 , 4.48%, 8/4/22, Callable 7/18/17 @ 100 (c)	6,202,787	6,227,970
Bass Pro Group LLC, Term Loan B , 6.15%, 12/16/23 (c)	14,500,000	14,072,250
Blount International, Inc., USD Term Loan , 6.22%, 4/12/23, Callable 8/6/17 @ 100 (c)	8,441,225	8,567,843
BRP, Inc., Term Loan B , 4.23%, 6/30/23, Callable 8/6/17 @ 100 (c)	9,991,299	10,037,059
Concentra, Inc., Term Loan B , 4.21%, 6/1/22, Callable 8/6/17 @ 100 (c)	4,784,007	4,772,047
DAE Aviation Holdings, Inc., 1st Lien Term Loan , 4.98%, 7/7/22 (c)	7,860,000	7,915,020
DTI Holdco, Inc., 2016 Term Loan B , 6.42%, 9/30/23, Callable 8/6/17 @ 101 (c)	10,227,725	9,972,032
First Data Corp., Term Loan C , 3.47%, 7/10/22, Callable 8/6/17 @ 100 (c)	10,476,653	10,455,385
Fly Funding II Sarl, Term Loan B , 3.43%, 8/9/19, Callable 8/6/17 @ 100 (c)	4,035,048	4,040,092
GCA Merger Sub, Inc., Term Loan B , 5.90%, 3/1/23, Callable 8/6/17 @ 100 (c)	4,897,330	4,909,573
Genoa A Qol Healthcare Co. LLC, Term Loan , 4.98%, 10/28/23, Callable 8/6/17 @ 100 (c)	5,955,000	5,971,376
Gulf Finance LLC, 1st Lien Term Loan B , 6.55%, 8/25/23, Callable 8/6/17 @ 101 (c)	10,762,114	9,995,313
Hertz Corp., Term Loan B1 , 3.98%, 6/30/23, Callable 8/6/17 @ 100 (c)	7,959,837	7,926,644
Hub International Ltd., 1st Lien Term Loan B , 4.42%, 10/2/20, Callable 8/6/17 @ 100 (c)	8,136,606	8,152,717
Infor(US)inc., 1st Lien Term Loan B6 , 4.05%, 2/1/22, Callable 8/6/17 @ 100 (c)	8,699,498	8,638,949
KIK Custom Products, Inc., Term Loan B , 5.65%, 8/26/22, Callable 8/6/17 @ 101 (c)	7,814,178	7,880,911
Kindred Healthcare, Inc., Term Loan B , 4.69%, 4/9/21, Callable 8/6/17 @ 100 (c)	10,450,974	10,477,102
Landry's, Inc., 2016 Term Loan B , 3.83%, 10/4/23, Callable 8/6/17 @ 100 (c)	7,388,942	7,361,234
Leslie's Poolmart, Inc., Term Loan B , 4.87%, 8/16/23, Callable 8/6/17 @ 101 (c)	6,947,500	6,964,869

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Manitowoc Foodservice, Inc., Term Loan B , 4.03%, 3/3/23, Callable 8/6/17 @ 101 (c)	$9,612,821	$9,696,934
MKS Instruments, Inc., Term Loan B2 , 3.98%, 4/29/23, Callable 8/6/17 @ 100 (c)	4,411,259	4,422,287
Monitronics International, Inc., Term Loan B2 , 6.80%, 9/30/22, Callable 8/6/17 @ 102 (c)	5,210,625	5,254,030
MPH Acquisition Holdings LLC, Term Loan B , 4.30%, 6/7/23, Callable 8/6/17 @ 101 (c)	2,727,666	2,725,538
Navistar, Inc. , 5.09%, 8/7/20 (c)	6,048,567	6,112,863
nThrive, Inc., Term Loan B , 5.73%, 10/20/22, Callable 8/6/17 @ 101 (c)	9,900,000	9,943,362
Ortho-Clinical Diagnostics, Inc., Term Loan B , 4.78%, 6/30/21, Callable 8/6/17 @ 100 (c)	6,910,941	6,866,366
PCI Pharma Services, 2nd Lien Term Loan , 9.90%, 6/24/24 (c)	6,800,000	6,698,000
Press Ganey Holdings, Inc., 2nd Lien Term Loan , 8.48%, 9/20/24 (c)	2,000,000	2,040,000
Prospect Medical Holdings, Inc., Term Loan B , 7.25%, 6/30/22, Callable 8/6/17 @ 100 (c)	9,900,000	9,974,250
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.04%, 2/5/23, Callable 8/6/17 @ 101 (c)	9,171,849	9,178,545
Scientific Games International, Inc., 1st Lien Term Loan B3 , 5.01%, 10/1/21, Callable 8/6/17 @ 101 (c)	7,377,548	7,446,233
Station Casinos LLC, Term Loan B , 3.71%, 6/8/23, Callable 7/30/17 @ 100 (c)	7,748,736	7,734,633
The Nature's Bounty Co., 1st Lien Term Loan B , 4.65%, 5/5/23, Callable 8/6/17 @ 101 (c)	7,920,200	7,924,477
Ti Group Automotive Systems LLC, Term Loan B , 3.79%, 6/30/22, Callable 7/27/17 @ 100 (c)	4,937,186	4,928,941
Tkc Holdings, Inc., 1st Lien Term Loan C , 9.00%, 1/13/24 (c)	9,100,000	9,100,000
TransUnion LLC, Term Loan B2 , 3.54%, 4/9/23, Callable 7/31/17 @ 100 (c)	7,453,983	7,496,545
Tribune Media Co., 1st Lien Term C , 4.04%, 1/27/24, Callable 7/27/17 @ 100 (c)	8,495,894	8,515,009
Tribune Media Co., Term Loan B , 4.23%, 12/27/20, Callable 8/6/17 @ 100 (c)	681,649	682,931
Uniti Group, Inc. 1st Lien Term Loan B , 4.23%, 10/24/22, Callable 8/6/17 @ 101 (c)	10,692,315	10,705,681
Univision Communications, 1st Lien Term Loan C5 , 3.79%, 3/15/24, Callable 8/6/17 @ 101 (c)	9,883,697	9,681,872
US LBM Holdings LLC, 1st Lien Term Loan , 6.44%, 8/20/22, Callable 8/6/17 @ 100 (c)	7,990,336	8,020,300
Total Senior Secured Loans (Cost $ 333,319,437)		334,407,367
Corporate Bonds (56.9%)
Consumer Discretionary (7.8%):
Boyd Gaming Corp., 3.69%, 9/15/23, Callable 8/6/17 @ 101 (c)	5,968,745	5,979,967
CBS Radio, Inc., 4.72%, 10/17/23, Callable 8/6/17 @ 101 (c)	5,403,962	5,410,717
Cibt Solutions, Inc., 5/25/24 (c)	6,000,000	6,015,000
Dayco Products LLC, 6.18%, 5/19/24, Callable 8/6/17 @ 101 (c)	8,000,000	7,980,000
Eldorado Resorts, Inc., 3.38%, 3/16/24 (c)	9,476,250	9,393,333

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc.
4.22%, 3/10/22 (c)	$8,238,779	$7,652,920
5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (d)	1,000,000	963,750
Sally Holdings LLC, 6/23/24 (c)	8,000,000	8,000,000
Ti Group Automotive Systems LLC, 8.75%, 7/15/23, Callable 7/15/18 @ 104.38 (d)	5,000,000	5,287,500
Universal Hospital Services, Inc., 7.63%, 8/15/20, Callable 8/7/17 @ 103.81	5,000,000	5,081,250
		61,764,437
Consumer Staples (6.2%):
BJ's Wholesale Club, Inc.
4.97%, 2/3/24, Callable 8/3/17 @ 100 (c)	9,000,000	8,710,290
8.71%, 1/27/25, Callable 8/6/17 @ 102 (c)	8,000,000	7,727,520
Dole Food Co., Inc.
4.15%, 3/24/24 (c)	6,400,000	6,408,000
7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	8,000,000	8,320,000
Genoa Healthcare Co. LLC, 9.23%, 10/28/24, Callable 8/6/17 @ 102 (c)	3,000,000	3,009,990
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (d)	5,400,000	5,386,500
NBTY, Inc., 7.63%, 5/15/21, Callable 5/15/18 @ 103.81 (d)	7,890,000	8,383,125
		47,945,425
Energy (7.0%):
Arch Coal, Inc., 5.04%, 3/7/24, Callable 8/6/17 @ 101 (c)	3,990,000	3,981,701
Calumet Specialty Products Partners LP, 6.50%, 4/15/21, Callable 8/7/17 @ 103.25	6,000,000	5,190,000
Chesapeake Energy Corp.
8.69%, 8/23/21, Callable 8/23/18 @ 104.25 (c)	10,500,000	11,093,249
8.00%, 1/15/25, Callable 1/15/20 @ 106 (d)	4,000,000	3,960,000
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	7,000,000	5,845,000
Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100	5,500,000	4,351,875
Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 9/15/17 @ 103.44	1,600,000	1,552,000
Peabody Energy, 5.73%, 3/31/22, Callable 8/6/17 @ 101 (c)	10,972,500	10,947,812
Sanchez Energy Corp., 6.13%, 1/15/23, Callable 7/15/18 @ 103.06	7,269,000	5,815,200
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100	3,000,000	2,820,000
		55,556,837
Financials (5.6%):
Acrisure LLC, 6.30%, 11/22/23 (c)	3,940,125	3,972,946
AmWINS Group, Inc., 3.81%, 1/25/24, Callable 7/25/17 @ 100 (c)	7,980,000	7,975,052
ASP AMC Merger Sub, Inc., 4.80%, 4/13/24 (c)	9,900,639	9,789,257
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (d)	7,500,000	7,106,250
Tecostar Holdings, Inc., 4.92%, 4/18/24 (c)	7,000,000	6,994,190
USI, Inc./NY, 4.18%, 4/6/24, Callable 8/6/17 @ 101 (c)	9,000,000	8,932,501
		44,770,196
Health Care (10.8%):
American Renal Holdings, Inc., 6/15/24 (c)	7,200,000	7,179,768
Change Healthcare LLC, 3.98%, 3/1/24, Callable 8/6/17 @ 101 (c)	7,980,000	7,976,648
Cole-Parmer, 5.30%, 3/21/24 (c)	6,982,500	7,008,684
Greenway Health LLC, 5.82%, 2/16/24, Callable 8/6/17 @ 101 (c)	3,000,000	3,007,500

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/7/17 @ 103.31 (d)	$6,000,000	$5,730,000
Patheon Holdings I BV, 4.41%, 4/20/24, Callable 8/6/17 @ 101 (c)	9,554,932	9,566,875
Press Ganey Holdings, Inc., 4.48%, 10/21/23, Callable 8/6/17 @ 100 (c)	5,970,000	5,984,925
Prestige Brands, Inc., 3.98%, 1/26/24, Callable 7/26/17 @ 100 (c)	3,733,707	3,747,186
Select Medical Corp.
6.38%, 6/1/21, Callable 8/7/17 @ 103.19	2,000,000	2,055,000
4.65%, 2/13/24 (c)	8,478,750	8,537,084
Sterigenics-Nordion Holdings LLC, 4.15%, 5/15/22 (c)	12,967,500	12,918,872
Surgery Center Holdings, Inc., 8.88%, 4/15/21, Callable 4/15/18 @ 106.66 (d)	8,000,000	8,670,000
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (d)	5,000,000	4,287,500
		86,670,042
Industrials (7.1%):
Advanced Disposal Services, Inc., 3.94%, 11/10/23, Callable 8/6/17 @ 100 (c)	8,465,392	8,491,127
Air Canada, 3.46%, 9/21/23 (c)	8,800,000	8,830,272
Brand Energy & Infrastructure Services, Inc., 6/21/24 (c)	9,000,000	8,980,290
Builders FirstSource, Inc., 4.30%, 2/29/24, Callable 8/6/17 @ 101 (c)	7,755,000	7,743,910
Columbus McKinnon, 4.30%, 1/20/24 (c)	4,734,691	4,758,364
Gates Global LLC, 4.55%, 3/31/24, Callable 8/6/17 @ 101 (c)	7,620,833	7,613,898
RBS Global, Inc., 3.96%, 8/21/23, Callable 8/6/17 @ 100 (c)	9,610,710	9,608,019
		56,025,880
Information Technology (3.7%):
Almonde, Inc., 4/28/24 (c)	3,500,000	3,498,705
Casa Systems, Inc., 5.30%, 12/15/23 (c)	8,955,000	8,977,388
Radiate Holdco LLC, 4.23%, 2/1/24, Callable 8/6/17 @ 101 (c)	7,980,000	7,859,342
Xperi Corp, 4.29%, 12/2/23, Callable 8/6/17 @ 101 (c)	9,353,000	9,405,657
		29,741,092
Telecommunication Services (8.7%):
Frontier Communications Corp., 4.91%, 6/1/24 (c)	7,500,000	7,386,825
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (d)	5,000,000	5,387,500
Intelsat Jackson Holdings SA, 4.00%, 6/30/19, Callable 8/6/17 @ 100 (c)	10,000,000	9,907,800
Sprint Corp.
7.88%, 9/15/23	10,000,000	11,500,000
7.63%, 2/15/25, Callable 11/15/24 @ 100	5,000,000	5,756,250
Telesat Canada, 4.15%, 11/17/23, Callable 8/6/17 @ 101 (c)	10,917,638	10,964,474
Virgin Media Bristol LLC, 3.74%, 1/31/25, Callable 8/6/17 @ 100 (c)	9,500,000	9,497,625
Windstream Corp., 6.38%, 8/1/23, Callable 2/1/18 @ 103.19	10,000,000	8,256,250
		68,656,724
Total Corporate Bonds (Cost $448,963,083)		451,130,633
Total Investments (Cost $ 786,977,472) — 99.7%		790,673,612
Other assets in excess of liabilities — 0.3%		2,742,486
NET ASSETS — 100.00%		$793,416,098

(a)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

(b)  Non-income producing security.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $63,482,125 and amounted to 8.0% of net assets.

LLC — Limited Liability Co.

LP — Limited Partnership

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (4.8%)
Capital Automotive REIT , Series: 2016-1A, Class A, 4.55%, 2/15/46	$981,872	$1,027,360
Dominos Pizza Master Issuer LLC , Series 2012-1A, Class A2, 5.22%, 1/25/42	456,571	456,790
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100	433,735	434,824
Focus Brands Funding LLC , Series: 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 10/30/24 @ 100	1,000,000	1,013,730
Total Asset Backed Securities (Cost $2,923,676)		2,932,704
Collateralized Mortgage Obligations (1.2%)
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2007-6D12, Class AM, 6.26%, 2/15/51 (a)	403,601	409,221
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45 (a)	11,109	11,109
Morgan Stanley BAML Trust , Series 2013-C11, Class A2, 3.09%, 8/15/46	322,506	326,477
Total Collateralized Mortgage Obligations (Cost $799,422)		746,807
Residential Mortgage Backed Securities (3.3%)
Bank of America Funding Corp. , Series 04-2, Class 1CB1, 5.75%, 9/20/34	124,985	133,154
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.28%, 10/25/33, Callable 7/25/17 @ 100 (a)	245,766	246,359
Countrywide Home Loans, Inc. , Series 04-5, Class 2A9, 5.25%, 5/25/34, Callable 7/25/17 @ 100	156,360	156,840
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 7/25/17 @ 100	1,572	1,580
Duetsche Alt-A Securities, Inc. Mortgage Loan Trust , Series 07-AR3, Class 2A2B, 1.26%, 6/25/37, Callable 9/25/19 @ 100 (a)	266,244	250,328
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 3/25/22 @ 100	25,954	25,765
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.50%, 2/25/35, Callable 7/25/17 @ 100 (a)	55,088	54,544
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 1/25/19 @ 100	21,401	21,670
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 9/25/23 @ 100	4,353	4,362
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 7/25/17 @ 100	20,235	20,272
RAAC Series , Series 05-SP1, Class 1A5, 5.00%, 9/25/34, Callable 7/25/17 @ 100	7,461	7,458
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/17 @ 100	13,678	13,742
Structured Adjustable Rate Mortgage Loan Trust , Series 2004-5, Class 3A1, 3.43%, 5/25/34, Callable 7/25/17 @ 100 (a)	164,981	167,198
Structured Asset Securities Corp. , Series 2004-20, Class 7A1, 5.25%, 11/25/34, Callable 7/25/17 @ 100	72,347	73,159
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/17 @ 100 (a)	589	597

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.04%, 11/25/34, Callable 7/25/17 @ 100 (a)	$216,173	$217,902
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/17 @ 100	21,563	21,883
Wells Fargo Mortgage Backed Securities Trust , Series 05-6, Class A4, 5.50%, 8/25/35, Callable 7/25/17 @ 100	66,439	68,553
Wells Fargo Mortgage Backed Securities Trust , Series 04-R, Class 2A1, 3.03%, 9/25/34, Callable 7/25/17 @ 100 (a)	120,505	123,581
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.01%, 8/25/34, Callable 7/25/17 @ 100 (a)	113,126	115,440
Wells Fargo Mortgage Backed Securities Trust , Series 04-EE, Class 2A1, 3.24%, 12/25/34, Callable 7/25/17 @ 100 (a)	157,267	159,039
Wells Fargo Mortgage Backed Securities Trust , Series 04-W, Class A9, 3.01%, 11/25/34, Callable 7/25/17 @ 100 (a)	136,183	138,402
Total Residential Mortgage Backed Securities (Cost $1,982,465)		2,021,828
Senior Secured Loans (3.2%)
Bass Pro Group LLC, Term Loan B , 6.15%, 12/16/23 (a)	2,000,000	1,941,000
Total Senior Secured Loans (Cost $1,959,944)		1,941,000
Corporate Bonds (77.5%)
Consumer Discretionary (7.7%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 5/1/47, Callable 11/1/46 @ 100 (b)	1,500,000	1,586,916
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 8/7/17 @ 102.31 (b)	300,000	309,000
Discovery Communications, Inc., 5.63%, 8/15/19	154,000	164,545
PetSmart, Inc., 4.01%, 3/10/22, Callable 8/6/17 @ 100 (a)	2,000,000	1,857,780
Scientific Games International, Inc., 10.00%, 12/1/22, Callable 12/1/18 @ 105	725,000	794,781
		4,713,022
Consumer Staples (6.5%):
BJ's Wholesale Club, Inc., 8.71%, 1/27/25, Callable 8/6/17 @ 102 (a)	2,000,000	1,931,880
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (b)	1,000,000	1,020,000
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (b)	1,000,000	997,500
		3,949,380
Energy (20.0%):
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (b) (c)	2,000,000	1,905,254
Chesapeake Energy Corp., 8.69%, 8/23/21, Callable 8/23/18 @ 104.25 (a)	2,000,000	2,113,000
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	1,000,000	835,000
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100	510,000	334,050
MPLX, LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	1,000,000	1,061,573
Petroleos Mexicanos
5.50%, 2/4/19	1,000,000	1,044,000
3.50%, 1/30/23	1,200,000	1,150,200
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100	1,000,000	927,500

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	$2,000,000	$2,128,944
Transocean, Inc., 6.80%, 3/15/38 (c)	1,000,000	730,000
		12,229,521
Financials (6.2%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (b)	1,000,000	947,500
CNA Financial Corp., 7.35%, 11/15/19	500,000	558,744
Goldman Sachs Group, Inc., 4.25%, 10/21/25	2,200,000	2,274,052
		3,780,296
Health Care (10.1%):
American Renal Holdings, Inc., 6/15/24 (a)	1,800,000	1,794,942
Becton Dickinson and Co.
3.36%, 6/6/24, Callable 4/6/24 @ 100	1,400,000	1,403,200
4.69%, 12/15/44, Callable 6/15/44 @ 100	1,000,000	1,029,866
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,000,000	1,050,000
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (b)	1,000,000	857,500
		6,135,508
Industrials (5.1%):
Brand Energy & Infrastructure Services, Inc., 6/21/24 (a)	2,000,000	1,995,620
TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	1,000,000	1,015,000
United Rentals North America, Inc., 7.63%, 4/15/22, Callable 8/7/17 @ 103.81	85,000	88,825
		3,099,445
Information Technology (7.2%):
Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100 (b)	2,000,000	2,203,018
Flex Ltd., 5.00%, 2/15/23	2,000,000	2,186,752
		4,389,770
Materials (3.5%):
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	90,000	94,090
Vale Overseas Ltd., 4.38%, 1/11/22	2,000,000	2,035,600
		2,129,690
Telecommunication Services (10.5%):
AT&T, Inc., 6.30%, 1/15/38	1,900,000	2,233,688
Frontier Communications Corp., 4.91%, 6/1/24 (a)	2,000,000	1,969,820
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (b)	1,000,000	1,077,500
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (b)	1,000,000	1,122,500
		6,403,508
Utilities (0.7%):
EDP Finance BV, 4.90%, 10/1/19 (b)	462,000	485,123
Total Corporate Bonds (Cost $47,403,927)		47,315,263

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage Backed Agencies (0.2%)
Federal National Mortgage Assoc. 3.50%, 7/1/43	$122,056	$125,653
Total U.S. Government Mortgage Backed Agencies (Cost $125,083)		125,653
U.S. Treasury Obligations (3.4%)
U.S. Treasury Bonds, 3.00%, 5/15/47	2,000,000	2,064,062
Total U.S. Treasury Obligations (Cost $2,051,861)		2,064,062
Exchange-Traded Funds (1.9%)
iShares iBoxx $ High Yield Corporate Bond ETF	10,000	1,143,600
Total Exchange-Traded Funds (Cost $1,149,900)		1,143,600
Collateral for Securities Loaned (4.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (d)	2,267,292	2,267,292
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (d)	425,326	425,326
Total Collateral for Securities Loaned (Cost $2,692,618)		2,692,618
Total Investments (Cost $61,088,896) — 99.9%		60,983,535
Other assets in excess of liabilities — 0.1%		53,476
NET ASSETS — 100.00%		$61,037,011

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $12,511,811 and amounted to 20.4% of net assets.

(c)  All or a portion of this security is on loan.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ETF — Exchange-Traded Fund

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
ASSETS:
Investments, at value (Cost $48,734,315, $532,599,709 and $74,044,874)	$48,738,348	$532,032,742	$74,278,920 (a)
Cash and cash equivalents	1,630,455	16,608,371	722,486
Deposits with brokers for futures contracts	491,988	2,089,983	—
Deposit with brokers for swap agreements	475,988	3,207,308	—
Interest and dividends receivable	341,083	3,347,740	1,175,954
Receivable for capital shares issued	38,433	520,737	9,504
Receivable for investments sold	101,059	—	1,785,862
Variation margin receivable on open futures contracts	—	18,219	—
Variation margin receivable on open swap agreements	6,610	63,433	—
Receivable from Adviser	15,491	29,303	17,122
Prepaid expenses	39,377	55,797	38,672
Total Assets	51,878,832	557,973,633	78,028,520
LIABILITIES:
Collateral for Securities Loaned	—	—	6,230,124
Distributions payable	4,566	95,499	210,582
Payable due to Adviser	—	—	3,021
Payable for investments purchased	—	6,471,250	670,000
Payable for capital shares redeemed	20,958	829,119	43,842
Variation margin payable on open futures contracts	21,422	77,344	—
Accrued expenses and other payables:
Investment advisory fees	21,806	208,361	34,990
Administration fees	2,776	29,581	3,573
Custodian fees	—	15,882	7,739
Transfer agent fees	17,674	131,380	3,107
12b-1 fees	7,579	57,621	15,553
Other accrued expenses	13,444	31,492	15,238
Total Liabilities	110,225	7,947,529	7,237,769
NET ASSETS:
Capital	51,760,235	576,545,678	80,053,378
Accumulated net investment income (loss)	(119,610)	(1,026,325)	1,439
Accumulated net realized gains (losses) from investments	134,234	(24,509,560)	(9,498,112)
Net unrealized appreciation/depreciation on investments	(6,252)	(983,689)	234,046
Net Assets	$51,768,607	$550,026,104	$70,790,751
Net Assets
Class A Shares	$35,027,287	$170,158,562	$23,480,513
Class C Shares	7,453,384	95,071,745	22,503,020
Class R Shares	4,130,659	2,344,227	19,022,493
Class Y Shares	5,157,277	282,451,570	5,784,725
Total	$51,768,607	$550,026,104	$70,790,751
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,654,923	16,920,628	3,632,385
Class C Shares	778,165	9,460,003	3,472,434
Class R Shares	430,166	233,202	2,936,566
Class Y Shares	538,689	28,078,774	899,329
Total	5,401,943	54,692,607	10,940,714
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.58	$10.06	$6.46
Class C Shares (b)	$9.58	$10.05	$6.48
Class R Shares	$9.60	$10.05	$6.48
Class Y Shares	$9.57	$10.06	$6.43
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.78	$10.27	$6.59

(a)  Includes $5,947 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
ASSETS:
Investments, at value (Cost $91,962,489, $80,588,011 and $786,977,472)	$95,586,460	$84,774,037	$790,673,612
Cash and cash equivalents	5,719,187	1,690,176	19,914,500
Interest and dividends receivable	901,368	1,041,373	6,761,154
Receivable for capital shares issued	15,912	12,929	888,313
Receivable for investments sold	—	—	6,352,500
Receivable from Adviser	20,633	18,816	143,372
Prepaid expenses	25,741	22,510	40,223
Total Assets	102,269,301	87,559,841	824,773,674
LIABILITIES:
Distributions payable	35,093	31,126	535,653
Payable for investments purchased	2,473,622	—	27,026,500
Payable for capital shares redeemed	236,419	349,398	2,696,626
Accrued expenses and other payables:
Investment advisory fees	41,675	36,395	430,900
Administration fees	5,674	4,727	41,307
Custodian fees	—	—	165,415
Transfer agent fees	20,766	10,180	77,668
Trustees' fees	—	—	26,658
12b-1 fees	16,335	13,961	143,430
Other accrued expenses	15,419	15,175	213,419
Total Liabilities	2,845,003	460,962	31,357,576
NET ASSETS:
Capital	95,084,568	85,991,898	955,381,921
Accumulated net investment income	31,012	128,032	74,974
Accumulated net realized gains (losses) from investments	684,747	(3,207,077)	(165,736,937)
Net unrealized appreciation on investments	3,623,971	4,186,026	3,696,140
Net Assets	$99,424,298	$87,098,879	$793,416,098
Net Assets
Class A Shares	$41,824,274	$29,425,335	$171,576,083
Class C Shares	28,806,332	26,356,162	303,473,774
Class R Shares	—	—	1,215,492
Class Y Shares	28,793,692	31,317,382	317,150,749
Total	$99,424,298	$87,098,879	$793,416,098
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	4,254,959	2,784,624	17,835,017
Class C Shares	2,931,741	2,494,230	31,524,842
Class R Shares	—	—	126,372
Class Y Shares	2,930,771	2,963,164	32,943,052
Total	10,117,471	8,242,018	82,429,283
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.83	$10.57	$9.62
Class C Shares (a)	$9.83	$10.57	$9.63
Class R Shares	$—	$—	$9.62
Class Y Shares	$9.82	$10.57	$9.63
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.03	$10.79	$9.82

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

Victory Strategic Income Fund
ASSETS:
Investments, at value (Cost $61,088,896)	$60,983,535 (a)
Cash and cash equivalents	10,207,594
Interest and dividends receivable	576,820
Receivable for capital shares issued	1,405
Receivable for investments sold	3,645,920
Receivable from Adviser	8,365
Prepaid expenses	26,288
Total Assets	75,449,927
LIABILITIES:
Collateral for Securities Loaned	2,692,618
Distributions payable	106,790
Payable for investments purchased	11,521,773
Payable for capital shares redeemed	13,784
Accrued expenses and other payables:
Investment advisory fees	30,325
Administration fees	3,165
Custodian fees	5,057
Transfer agent fees	5,888
12b-1 fees	9,194
Other accrued expenses	24,322
Total Liabilities	14,412,916
NET ASSETS:
Capital	61,657,132
Accumulated net investment loss	(410,220)
Accumulated net realized losses from investments	(104,540)
Net unrealized depreciation on investments	(105,361)
Net Assets	$61,037,011
Net Assets
Class A Shares	$35,704,776
Class C Shares	11,951,939
Class R Shares	2,921,937
Class Y Shares	10,458,359
Total	$61,037,011
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,532,932
Class C Shares	1,177,343
Class R Shares	287,619
Class Y Shares	1,040,555
Total	6,038,449
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.11
Class C Shares (b)	$10.15
Class R Shares	$10.16
Class Y Shares	$10.05
Maximum Sales Charge — Class A Shares	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.32

(a)  Includes $2,585 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Investment Income:
Dividend income	$—	$314	$12,491
Interest income	884,187	6,329,467	2,566,432
Securities lending income	12	90	22,753
Total Income	884,199	6,329,871	2,601,676
Expenses:
Investment advisory fees	138,384	1,362,234	216,149
Administration fees	16,876	184,635	21,962
12b-1 fees — Class A Shares	46,959	239,462	30,581
12b-1 fees — Class C Shares	39,982	523,731	112,619
12b-1 fees — Class R Shares	10,922	6,268	47,325
Custodian fees	—	20,678	4,570
Transfer agent fees	2,217	23,592	2,503
Transfer agent fees — Class A Shares	23,626	105,969	9,088
Transfer agent fees — Class C Shares	5,394	59,083	5,381
Transfer agent fees — Class R Shares	3,634	2,241	3,879
Transfer agent fees — Class Y Shares	2,576	150,127	3,749
Trustees' fees	2,187	22,176	2,515
Chief Compliance Officer fees	143	1,543	188
Legal and audit fees	9,171	21,784	11,627
State registration and filing fees	30,456	44,079	34,793
Commitment fees on line of credit	47	507	170
Printing fees	5,197	43,409	4,084
Other expenses	9,003	15,019	5,228
Total Expenses	346,774	2,826,537	516,411
Expenses waived/reimbursed by Adviser	(60,905)	(200,457)	(51,629)
Net Expenses	285,869	2,626,080	464,782
Net Investment Income	598,330	3,703,791	2,136,894
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	(63,419)	212,556	473,975
Net realized gains from futures transactions	158,326	697,980	—
Net realized gains from swap transactions	188,967	501,766	—
Net change in unrealized appreciation/depreciation on investments	414,841	1,730,715	991,952
Net change in unrealized appreciation/depreciation on futures transactions	—	(171,532)	—
Net change in unrealized appreciation/depreciation on swap transactions	(4,424)	(715,845)	—
Net realized/unrealized gains on investments	694,291	2,255,640	1,465,927
Change in net assets resulting from operations	$1,292,621	$5,959,431	$3,602,821

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Investment Income:
Interest income	$2,494,278	$2,378,621	$24,471,143
Total Income	2,494,278	2,378,621	24,471,143
Expenses:
Investment advisory fees	271,106	228,421	2,802,717
Administration fees	33,267	27,954	262,957
12b-1 fees — Class A Shares	59,646	38,341	242,851
12b-1 fees — Class C Shares	153,899	138,255	1,608,175
12b-1 fees — Class R Shares	—	—	3,186
Custodian fees	1,154	708	136,311
Transfer agent fees	5,235	4,252	31,907
Transfer agent fees — Class A Shares	16,115	7,698	78,364
Transfer agent fees — Class C Shares	15,568	12,345	151,374
Transfer agent fees — Class R Shares	—	—	1,243
Transfer agent fees — Class Y Shares	12,947	14,463	151,025
Trustees' fees	4,735	3,528	64,439
Chief Compliance Officer fees	280	239	2,195
Legal and audit fees	12,007	9,028	40,048
State registration and filing fees	29,551	18,942	28,804
Commitment fees on line of credit	272	137	51,196
Printing fees	11,966	8,796	64,095
Other expenses	1,959	5,743	23,804
Total Expenses	629,707	518,850	5,744,691
Expenses waived/reimbursed by Adviser	(88,702)	(84,513)	(526,741)
Net Expenses	541,005	434,337	5,217,950
Net Investment Income	1,953,273	1,944,284	19,253,193
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	1,493,604	1,945,531	942,115
Net change in unrealized appreciation/depreciation on investments	556,293	9,960	(8,996,865)
Net realized/unrealized gains/losses on investments	2,049,897	1,955,491	(8,054,750)
Change in net assets resulting from operations	$4,003,170	$3,899,775	$11,198,443

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory Strategic Income Fund
Investment Income:
Dividend income	$101,555
Interest income	978,433
Securities lending income	9,806
Total Income	1,089,794
Expenses:
Investment advisory fees	186,091
Administration fees	18,911
12b-1 fees — Class A Shares	45,110
12b-1 fees — Class C Shares	57,954
12b-1 fees — Class R Shares	7,377
Custodian fees	3,108
Transfer agent fees	2,167
Transfer agent fees — Class A Shares	4,608
Transfer agent fees — Class C Shares	3,751
Transfer agent fees — Class R Shares	692
Transfer agent fees — Class Y Shares	4,420
Trustees' fees	2,128
Chief Compliance Officer fees	184
Legal and audit fees	16,664
State registration and filing fees	23,501
Commitment fees on line of credit	51
Other expenses	14,733
Total Expenses	391,450
Expenses waived/reimbursed by Adviser	(57,260)
Net Expenses	334,190
Net Investment Income	755,604
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	770,108
Net realized losses from futures transactions	(59,740)
Net realized gains from swap transactions	394,036
Net realized losses from written options	(12,877)
Net change in unrealized appreciation/depreciation on investments	(404,595)
Net change in unrealized appreciation/depreciation on swap transactions	(175,750)
Net change in unrealized appreciation/depreciation on written options	306,454
Net realized/unrealized gains on investments	817,636
Change in net assets resulting from operations	$1,573,240

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$598,330	$1,474,487	$3,703,791	$9,011,121	$2,136,894	$4,382,273
Net realized gains/losses from investment transactions	283,874	1,224,861	1,412,302	(6,736,828)	473,975	(2,948,230)
Net change in unrealized appreciation/ depreciation on investments	410,417	110,837	843,338	11,988,969	991,952	8,862,462
Change in net assets resulting from operations	1,292,621	2,810,185	5,959,431	14,263,262	3,602,821	10,296,505
Distributions to Shareholders:
From net investment income:
Class A Shares	(467,168)	(1,131,313)	(1,325,420)	(2,721,867)	(759,497)	(1,607,874)
Class C Shares	(63,543)	(156,433)	(327,212)	(339,073)	(612,332)	(1,237,779)
Class R Shares	(46,711)	(100,871)	(12,322)	(20,185)	(564,979)	(1,106,601)
Class Y Shares	(73,919)	(150,982)	(2,480,817)	(4,379,496)	(198,871)	(430,136)
From net realized gains:
Class A Shares	—	(1,002,923)	—	—	—	—
Class C Shares	—	(220,878)	—	—	—	—
Class R Shares	—	(109,966)	—	—	—	—
Class Y Shares	—	(156,462)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(651,341)	(3,029,828)	(4,145,771)	(7,460,621)	(2,135,679)	(4,382,390)
Change in net assets resulting from capital transactions	(8,907,070)	(13,128,027)	(121,580,865)	(176,450,355)	(4,385,077)	(5,040,124)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	—	—	1,395	—	—
Change in net assets	(8,265,790)	(13,347,670)	(119,767,205)	(169,646,319)	(2,917,935)	873,991
Net Assets:
Beginning of period	60,034,397	73,382,067	669,793,309	839,439,628	73,708,686	72,834,695
End of period	$51,768,607	$60,034,397	$550,026,104	$669,793,309	$70,790,751	$73,708,686
Accumulated net investment income (loss)	$(119,610)	$(66,599)	$(1,026,325)	$(584,345)	$1,439	$224

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,699,163	$4,921,600	$17,258,561	$102,198,678	$931,551	$2,979,225
Distributions reinvested	445,202	2,000,397	1,225,821	2,492,533	484,517	1,054,870
Cost of shares redeemed	(8,063,610)	(18,099,390)	(63,733,453)	(206,694,488)	(3,972,882)	(7,196,208)
Total Class A Shares	$(5,919,245)	$(11,177,393)	$(45,249,071)	$(102,003,277)	$(2,556,814)	$(3,162,113)
Class C Shares
Proceeds from shares issued	$40,048	$1,265,856	$820,183	$11,005,682	$116,395	$1,467,876
Distributions reinvested	56,735	314,356	269,765	275,935	188,657	399,004
Cost of shares redeemed	(1,650,778)	(3,133,164)	(23,873,555)	(48,994,305)	(757,350)	(3,321,560)
Total Class C Shares	$(1,553,995)	$(1,552,952)	$(22,783,607)	$(37,712,688)	$(452,298)	$(1,454,680)
Class R Shares
Proceeds from shares issued	$289,352	$744,562	$363,958	$433,703	$272,026	$409,907
Distributions reinvested	45,149	211,919	11,637	19,651	81,747	186,451
Cost of shares redeemed	(731,042)	(2,027,280)	(621,193)	(1,823,829)	(438,882)	(1,376,859)
Total Class R Shares	$(396,541)	$(1,070,799)	$(245,598)	$(1,370,475)	$(85,109)	$(780,501)
Class Y Shares
Proceeds from shares issued	$1,543,569	$3,147,811	$78,542,366	$205,871,504	$592,214	$2,770,609
Distributions reinvested	63,842	249,883	1,966,759	3,413,074	116,249	239,370
Cost of shares redeemed	(2,644,700)	(2,724,577)	(133,811,714)	(244,648,493)	(1,999,319)	(2,652,809)
Total Class Y Shares	$(1,037,289)	$673,117	$(53,302,589)	$(35,363,915)	$(1,290,856)	$357,170
Change in net assets resulting from capital transactions	$(8,907,070)	$(13,128,027)	$(121,580,865)	$(176,450,355)	$(4,385,077)	$(5,040,124)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	177,697	503,896	1,717,398	10,224,814	144,203	502,534
Reinvested	46,640	207,743	121,935	248,756	74,809	174,319
Redeemed	(844,119)	(1,846,197)	(6,341,388)	(20,645,205)	(615,185)	(1,198,731)
Total Class A Shares	(619,782)	(1,134,558)	(4,502,055)	(10,171,635)	(396,173)	(521,878)
Class C Shares
Issued	4,183	129,519	81,660	1,101,978	17,938	246,593
Reinvested	5,950	32,833	26,852	27,589	29,043	65,811
Redeemed	(173,415)	(319,879)	(2,377,159)	(4,891,452)	(116,972)	(549,649)
Total Class C Shares	(163,282)	(157,527)	(2,268,647)	(3,761,885)	(69,991)	(237,245)
Class R Shares
Issued	30,344	75,638	36,240	43,377	42,057	67,797
Reinvested	4,719	22,004	1,158	1,962	12,581	30,700
Redeemed	(76,237)	(207,606)	(61,826)	(182,270)	(67,714)	(224,610)
Total Class R Shares	(41,174)	(109,964)	(24,428)	(136,931)	(13,076)	(126,113)
Class Y Shares
Issued	162,184	318,802	7,813,788	20,565,692	92,091	465,461
Reinvested	6,695	26,040	195,540	340,467	18,030	39,688
Redeemed	(278,090)	(278,484)	(13,310,109)	(24,414,715)	(311,002)	(444,214)
Total Class Y Shares	(109,211)	66,358	(5,300,781)	(3,508,556)	(200,881)	60,935
Change in Shares	(933,449)	(1,335,691)	(12,095,911)	(17,579,007)	(680,121)	(824,301)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,953,273	$5,403,856	$1,944,284	$5,083,757	$19,253,193	$47,260,078
Net realized gains/ losses from investment transactions	1,493,604	3,676,227	1,945,531	798,541	942,115	(68,821,599)
Net change in unrealized appreciation/ depreciation on investments	556,293	(10,171,700)	9,960	(6,463,483)	(8,996,865)	134,641,214
Change in net assets resulting from operations	4,003,170	(1,091,617)	3,899,775	(581,185)	11,198,443	113,079,693
Distributions to Shareholders:
From net investment income:
Class A Shares	(900,457)	(2,679,779)	(674,694)	(1,931,517)	(4,508,247)	(10,934,235)
Class C Shares	(458,644)	(1,033,193)	(502,342)	(1,180,160)	(6,258,105)	(15,326,290)
Class R Shares	—	—	—	—	(26,912)	(70,647)
Class Y Shares	(581,592)	(1,690,620)	(765,867)	(1,969,878)	(8,422,868)	(20,927,909)
From net realized gains:
Class A Shares	—	(2,266,056)	—	—	—	—
Class C Shares	—	(1,381,164)	—	—	—	—
Class Y Shares	—	(1,328,142)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(1,940,693)	(10,378,954)	(1,942,903)	(5,081,555)	(19,216,132)	(47,259,081)
Change in net assets resulting from capital transactions	(22,426,167)	(54,458,702)	(13,966,421)	(22,927,962)	(132,111,256)	(232,622,903)
Change in net assets	(20,363,690)	(65,929,273)	(12,009,549)	(28,590,702)	(140,128,945)	(166,802,291)
Net Assets:
Beginning of period	119,787,988	185,717,261	99,108,428	127,699,130	933,545,043	1,100,347,334
End of period	$99,424,298	$119,787,988	$87,098,879	$99,108,428	$793,416,098	$933,545,043
Accumulated net investment income	$31,012	$18,432	$128,032	$126,651	$74,974	$37,913

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$319,711	$10,138,806	$251,822	$9,215,396	$8,929,650	$64,396,034
Distributions reinvested	832,606	4,506,490	608,016	1,609,894	3,908,298	8,935,493
Cost of shares redeemed	(14,913,457)	(45,238,779)	(5,035,622)	(24,557,682)	(60,522,620)	(94,211,709)
Total Class A Shares	$(13,761,140)	$(30,593,483)	$(4,175,784)	$(13,732,392)	$(47,684,672)	$(20,880,182)
Class C Shares
Proceeds from shares issued	$264,799	$2,359,494	$470,392	$4,093,711	$6,623,119	$19,074,813
Distributions reinvested	365,095	1,901,050	424,313	994,044	5,056,798	11,978,796
Cost of shares redeemed	(5,768,052)	(11,172,008)	(4,693,853)	(10,061,795)	(46,316,881)	(113,946,958)
Total Class C Shares	$(5,138,158)	$(6,911,464)	$(3,799,148)	$(4,974,040)	$(34,636,964)	$(82,893,349)
Class R Shares
Proceeds from shares issued	$—	$—	$—	$—	$106,105	$187,321
Distributions reinvested	—	—	—	—	21,400	56,509
Cost of shares redeemed	—	—	—	—	(218,295)	(945,112)
Total Class R Shares	$—	$—	$—	$—	$(90,790)	$(701,282)
Class Y Shares
Proceeds from shares issued	$4,352,992	$10,094,436	$4,302,229	$15,608,704	$58,666,393	$178,391,165
Distributions reinvested	499,317	2,378,287	705,908	1,779,253	7,117,731	16,614,913
Cost of shares redeemed	(8,379,178)	(29,426,478)	(10,999,626)	(21,609,487)	(115,482,954)	(323,154,168)
Total Class Y Shares	$(3,526,869)	$(16,953,755)	$(5,991,489)	$(4,221,530)	$(49,698,830)	$(128,148,090)
Change in net assets resulting from capital transactions	$(22,426,167)	$(54,458,702)	$(13,966,421)	$(22,927,962)	$(132,111,256)	$(232,622,903)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	32,596	952,157	24,075	841,009	920,974	6,849,844
Reinvested	85,144	444,455	57,873	147,147	403,384	953,069
Redeemed	(1,525,800)	(4,310,508)	(480,645)	(2,258,608)	(6,243,451)	(10,088,252)
Total Class A Shares	(1,408,060)	(2,913,896)	(398,697)	(1,270,452)	(4,919,093)	(2,285,339)
Class C Shares
Issued	27,175	224,390	44,912	375,371	682,409	2,028,531
Reinvested	37,327	189,602	40,388	90,946	521,557	1,279,273
Redeemed	(591,269)	(1,079,315)	(447,812)	(934,315)	(4,775,081)	(12,186,174)
Total Class C Shares	(526,767)	(665,323)	(362,512)	(467,998)	(3,571,115)	(8,878,370)
Class R Shares
Issued	—	—	—	—	10,949	20,319
Reinvested	—	—	—	—	2,209	6,058
Redeemed	—	—	—	—	(22,532)	(102,131)
Total Class R Shares	—	—	—	—	(9,374)	(75,754)
Class Y Shares
Issued	446,456	955,219	411,323	1,425,774	6,044,151	19,188,680
Reinvested	51,058	235,098	67,176	162,742	734,266	1,648,218
Redeemed	(859,159)	(2,840,267)	(1,051,715)	(2,003,893)	(11,903,396)	(34,727,761)
Total Class Y Shares	(361,645)	(1,649,950)	(573,216)	(415,377)	(5,124,979)	(13,890,863)
Change in Shares	(2,296,472)	(5,229,169)	(1,334,425)	(2,153,827)	(13,624,561)	(25,130,326)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Strategic Income Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$755,604	$1,411,028
Net realized gains from investment transactions	1,091,527	604,932
Net change in unrealized appreciation/depreciation on investments	(273,891)	1,893,744
Change in net assets resulting from operations	1,573,240	3,909,704
Distributions to Shareholders:
From net investment income:
Class A Shares	(521,600)	(1,062,615)
Class C Shares	(121,023)	(244,380)
Class R Shares	(36,614)	(74,999)
Class Y Shares	(178,197)	(378,224)
From return of capital:
Class A Shares	—	(21,671)
Class C Shares	—	(6,938)
Class R Shares	—	(1,777)
Class Y Shares	—	(7,172)
Change in net assets resulting from distributions to shareholders	(857,434)	(1,797,776)
Change in net assets resulting from capital transactions	(3,092,818)	(6,037,992)
Change in net assets	(2,377,012)	(3,926,064)
Net Assets:
Beginning of period	63,414,023	67,340,087
End of period	$61,037,011	$63,414,023
Accumulated net investment loss	$(410,220)	$(308,390)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Strategic Income Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$257,958	$526,767
Distributions reinvested	116,306	275,242
Cost of shares redeemed	(2,207,532)	(2,738,281)
Total Class A Shares	$(1,833,268)	$(1,936,272)
Class C Shares
Proceeds from shares issued	$853,345	$1,784,604
Distributions reinvested	95,539	200,208
Cost of shares redeemed	(676,505)	(3,779,818)
Total Class C Shares	$272,379	$(1,795,006)
Class R Shares
Proceeds from shares issued	$13,468	$26,263
Distributions reinvested	6,649	17,681
Cost of shares redeemed	(111,166)	(500,079)
Total Class R Shares	$(91,049)	$(456,135)
Class Y Shares
Proceeds from shares issued	$2,013,860	$2,050,493
Distributions reinvested	135,766	310,101
Cost of shares redeemed	(3,590,506)	(4,211,173)
Total Class Y Shares	$(1,440,880)	$(1,850,579)
Change in net assets resulting from capital transactions	$(3,092,818)	$(6,037,992)
Share Transactions:
Class A Shares
Issued	25,583	54,773
Reinvested	11,548	27,828
Redeemed	(219,233)	(277,640)
Total Class A Shares	(182,102)	(195,039)
Class C Shares
Issued	84,385	180,823
Reinvested	9,443	20,154
Redeemed	(66,920)	(381,480)
Total Class C Shares	26,908	(180,503)
Class R Shares
Issued	1,334	2,651
Reinvested	657	1,782
Redeemed	(10,956)	(50,904)
Total Class R Shares	(8,965)	(46,471)
Class Y Shares
Issued	201,605	208,620
Reinvested	13,556	31,515
Redeemed	(358,753)	(429,079)
Total Class Y Shares	(143,592)	(188,944)
Change in Shares	(307,751)	(610,957)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.48	$9.57	$10.16	$10.01	$10.50	$10.34
Investment Activities:
Net investment income (loss) (a)	0.11	0.22	0.31	0.30	0.28	0.28
Net realized and unrealized gains (losses) on investments	0.11	0.16	(0.38)	0.26	(0.45)	0.32
Total from Investment Activities	0.22	0.38	(0.07)	0.56	(0.17)	0.60
Distributions to Shareholders:
Net investment income	(0.12)	(0.23)	(0.30)	(0.30)	(0.28)	(0.28)
Net realized gains from investments	—	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total Distributions to Shareholders	(0.12)	(0.47)	(0.52)	(0.41)	(0.32)	(0.44)
Net Asset Value, End of Period	$9.58	$9.48	$9.57	$10.16	$10.01	$10.50
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.31%	4.01%	(0.74)%	5.67%	(1.64)%	5.85%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$35,027	$40,510	$51,747	$73,618	$80,139	$129,706
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.90%	0.88%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (c)	2.30%	2.29%	3.06%	2.98%	2.70%	2.62%
Ratio of gross expenses to average net assets (c) (d)	1.11%	1.14%	1.07%	1.05%	1.01%	0.99%
Portfolio turnover (b) (e)	20%	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.47	$9.56	$10.16	$10.01	$10.50	$10.34
Investment Activities:
Net investment income (loss) (a)	0.07	0.14	0.22	0.22	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.12	0.16	(0.38)	0.26	(0.45)	0.32
Total from Investment Activities	0.19	0.30	(0.16)	0.48	(0.25)	0.52
Distributions to Shareholders:
Net investment income	(0.08)	(0.15)	(0.22)	(0.22)	(0.20)	(0.20)
Net realized gains from investments	—	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total Distributions to Shareholders	(0.08)	(0.39)	(0.44)	(0.33)	(0.24)	(0.36)
Net Asset Value, End of Period	$9.58	$9.47	$9.56	$10.16	$10.01	$10.50
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	1.98%	3.11%	(1.70)%	4.81%	(2.37)%	5.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,453	$8,915	$10,510	$15,377	$12,057	$27,040
Ratio of net expenses to average net assets (c)	1.77%	1.77%	1.77%	1.71%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (c)	1.44%	1.42%	2.19%	2.16%	1.92%	1.83%
Ratio of gross expenses to average net assets (c) (d)	1.92%	1.92%	1.85%	1.88%	1.81%	1.79%
Portfolio turnover (b) (e)	20%	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.50	$9.58	$10.18	$10.02	$10.51	$10.36
Investment Activities:
Net investment income (loss) (a)	0.09	0.19	0.27	0.26	0.24	0.23
Net realized and unrealized gains (losses) on investments	0.11	0.17	(0.39)	0.27	(0.45)	0.31
Total from Investment Activities	0.20	0.36	(0.12)	0.53	(0.21)	0.54
Distributions to Shareholders:
Net investment income	(0.10)	(0.20)	(0.26)	(0.26)	(0.24)	(0.23)
Net realized gains from investments	—	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total Distributions to Shareholders	(0.10)	(0.44)	(0.48)	(0.37)	(0.28)	(0.39)
Net Asset Value, End of Period	$9.60	$9.50	$9.58	$10.18	$10.02	$10.51
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.10%	3.71%	(1.24)%	5.36%	(2.02)%	5.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,131	$4,477	$5,568	$7,821	$7,287	$9,291
Ratio of net expenses to average net assets (c)	1.30%	1.30%	1.30%	1.28%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (c)	1.88%	1.90%	2.65%	2.57%	2.32%	2.23%
Ratio of gross expenses to average net assets (c) (d)	1.57%	1.44%	1.45%	1.46%	1.41%	1.44%
Portfolio turnover (b) (e)	20%	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.47	$9.56	$10.17	$10.02	$10.50	$10.35
Investment Activities:
Net investment income (loss) (a)	0.12	0.25	0.32	0.33	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.11	0.16	(0.39)	0.26	(0.44)	0.31
Total from Investment Activities	0.23	0.41	(0.07)	0.59	(0.14)	0.61
Distributions to Shareholders:
Net investment income	(0.13)	(0.26)	(0.32)	(0.33)	(0.30)	(0.30)
Net realized gains from investments	—	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total Distributions to Shareholders	(0.13)	(0.50)	(0.54)	(0.44)	(0.34)	(0.46)
Net Asset Value, End of Period	$9.57	$9.47	$9.56	$10.17	$10.02	$10.50
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.43%	4.26%	(0.73)%	5.91%	(1.35)%	5.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,157	$6,133	$5,557	$33,519	$34,568	$58,511
Ratio of net expenses to average net assets (c)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets (c)	2.54%	2.53%	3.19%	3.20%	2.89%	2.80%
Ratio of gross expenses to average net assets (c) (d)	0.99%	0.94%	0.86%	0.78%	0.72%	0.74%
Portfolio turnover (b) (e)	20%	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.03	$9.95	$10.03	$10.13	$10.32	$10.21
Investment Activities:
Net investment income (loss) (a)	0.06	0.12	0.14	0.18	0.18	0.20
Net realized and unrealized gains (losses) on investments	0.04	0.06	(0.09)	(0.10)	(0.19)	0.11
Total from Investment Activities	0.10	0.18	0.05	0.08	(0.01)	0.31
Distributions to Shareholders:
Net investment income	(0.07)	(0.10)	(0.13)	(0.18)	(0.18)	(0.20)
Total Distributions to Shareholders	(0.07)	(0.10)	(0.13)	(0.18)	(0.18)	(0.20)
Capital Contributions from Prior Custodian (See Note 7)	—	— (b)	—	—	—	—
Net Asset Value, End of Period	$10.06	$10.03	$9.95	$10.03	$10.13	$10.32
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	0.99%	1.80%	0.52%	0.74%	(0.07)%	3.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$170,159	$214,825	$314,347	$373,706	$580,942	$818,462
Ratio of net expenses to average net assets (d)	0.85%	0.85%	0.84%	0.90%	0.83%	0.80%
Ratio of net investment income (loss) to average net assets (d)	1.24%	1.21%	1.38%	1.75%	1.76%	1.88%
Ratio of gross expenses to average net assets (d) (e)	0.94%	0.89%	0.85%	0.90%	0.84%	0.84%
Portfolio turnover (c) (f)	23%	49%	36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$9.95	$10.03	$10.13	$10.32	$10.21
Investment Activities:
Net investment income (loss) (a)	0.02	0.04	0.06	0.10	0.10	0.12
Net realized and unrealized gains (losses) on investments	0.04	0.05	(0.08)	(0.10)	(0.19)	0.11
Total from Investment Activities	0.06	0.09	(0.02)	—	(0.09)	0.23
Distributions to Shareholders:
Net investment income	(0.03)	(0.02)	(0.06)	(0.10)	(0.10)	(0.12)
Total Distributions to Shareholders	(0.03)	(0.02)	(0.06)	(0.10)	(0.10)	(0.12)
Capital Contributions from Prior Custodian (See Note 7)	—	— (b)	—	—	—	—
Net Asset Value, End of Period	$10.05	$10.02	$9.95	$10.03	$10.13	$10.32
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	0.61%	0.94%	(0.20)%	—%	(0.85)%	2.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$95,072	$117,544	$154,056	$191,970	$268,237	$334,753
Ratio of net expenses to average net assets (d)	1.62%	1.62%	1.61%	1.64%	1.61%	1.55%
Ratio of net investment income (loss) to average net assets (d)	0.47%	0.44%	0.62%	1.00%	0.98%	1.12%
Ratio of gross expenses to average net assets (d) (e)	1.69%	1.65%	1.62%	1.64%	1.63%	1.62%
Portfolio turnover (c) (f)	23%	49%	36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$9.95	$10.03	$10.13	$10.32	$10.21
Investment Activities:
Net investment income (loss) (a)	0.04	0.08	0.10	0.13	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.04	0.05	(0.09)	(0.10)	(0.19)	0.11
Total from Investment Activities	0.08	0.13	0.01	0.03	(0.05)	0.26
Distributions to Shareholders:
Net investment income	(0.05)	(0.06)	(0.09)	(0.13)	(0.14)	(0.15)
Total Distributions to Shareholders	(0.05)	(0.06)	(0.09)	(0.13)	(0.14)	(0.15)
Capital Contributions from Prior Custodian (See Note 7)	—	— (b)	—	—	—	—
Net Asset Value, End of Period	$10.05	$10.02	$9.95	$10.03	$10.13	$10.32
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	0.78%	1.33%	0.12%	0.31%	(0.50)%	2.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,344	$2,583	$3,925	$5,001	$5,894	$7,238
Ratio of net expenses to average net assets (d)	1.27%	1.23%	1.26%	1.33%	1.26%	1.20%
Ratio of net investment income (loss) to average net assets (d)	0.82%	0.83%	0.96%	1.31%	1.34%	1.46%
Ratio of gross expenses to average net assets (d) (e)	1.50%	1.25%	1.27%	1.33%	1.30%	1.33%
Portfolio turnover (c) (f)	23%	49%	36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.03	$9.95	$10.03	$10.13	$10.32	$10.21
Investment Activities:
Net investment income (loss) (a)	0.07	0.14	0.16	0.20	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.04	0.06	(0.08)	(0.10)	(0.19)	0.11
Total from Investment Activities	0.11	0.20	0.08	0.10	0.01	0.33
Distributions to Shareholders:
Net investment income	(0.08)	(0.12)	(0.16)	(0.20)	(0.20)	(0.22)
Total Distributions to Shareholders	(0.08)	(0.12)	(0.16)	(0.20)	(0.20)	(0.22)
Capital Contributions from Prior Custodian (See Note 7)	—	— (b)	—	—	—	—
Net Asset Value, End of Period	$10.06	$10.03	$9.95	$10.03	$10.13	$10.32
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	1.10%	2.04%	0.74%	1.04%	0.15%	3.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$282,452	$334,841	$367,112	$407,382	$471,093	$633,868
Ratio of net expenses to average net assets (d)	0.62%	0.60%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets (d)	1.47%	1.42%	1.60%	2.02%	1.98%	2.03%
Ratio of gross expenses to average net assets (d) (e)	0.67%	0.63%	0.62%	0.61%	0.61%	0.61%
Portfolio turnover (c) (f)	23%	49%	36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.34	$5.85	$6.52	$7.31	$7.25	$6.75
Investment Activities:
Net investment income (loss) (a)	0.20	0.38	0.40	0.41	0.43	0.45
Net realized and unrealized gains (losses) on investments	0.12	0.49	(0.67)	(0.47)	0.07	0.50
Total from Investment Activities	0.32	0.87	(0.27)	(0.06)	0.50	0.95
Distributions to Shareholders:
Net investment income	(0.20)	(0.38)	(0.40)	(0.41)	(0.44)	(0.45)
Net realized gains from investments	—	—	—	(0.32)	—	—
Total Distributions to Shareholders	(0.20)	(0.38)	(0.40)	(0.73)	(0.44)	(0.45)
Net Asset Value, End of Period	$6.46	$6.34	$5.85	$6.52	$7.31	$7.25
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	5.06%	15.40%	(4.51)%	(1.01)%	7.05%	14.43%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,481	$25,530	$26,608	$34,339	$42,329	$64,916
Ratio of net expenses to average net assets (c)	1.00%	1.00%	1.00%	0.98%	0.95%	0.92%
Ratio of net investment income (loss) to average net assets (c)	6.22%	6.32%	6.16%	5.52%	5.72%	6.36%
Ratio of gross expenses to average net assets (c) (d)	1.16%	1.18%	1.16%	1.16%	1.11%	1.12%
Portfolio turnover (b) (e)	85%	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.35	$5.86	$6.53	$7.32	$7.25	$6.74
Investment Activities:
Net investment income (loss) (a)	0.18	0.34	0.35	0.36	0.36	0.39
Net realized and unrealized gains (losses) on investments	0.13	0.49	(0.67)	(0.47)	0.07	0.51
Total from Investment Activities	0.31	0.83	(0.32)	(0.11)	0.43	0.90
Distributions to Shareholders:
Net investment income	(0.18)	(0.34)	(0.35)	(0.36)	(0.36)	(0.39)
Net realized gains from investments	—	—	—	(0.32)	—	—
Total Distributions to Shareholders	(0.18)	(0.34)	(0.35)	(0.68)	(0.36)	(0.39)
Net Asset Value, End of Period	$6.48	$6.35	$5.86	$6.53	$7.32	$7.25
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	4.85%	14.58%	(5.16)%	(1.70)%	6.10%	13.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$22,503	$22,498	$22,138	$27,780	$37,733	$34,998
Ratio of net expenses to average net assets (c)	1.70%	1.70%	1.70%	1.70%	1.70%	106.70%
Ratio of net investment income (loss) to average net assets (c)	5.52%	5.61%	5.47%	4.85%	4.97%	5.60%
Ratio of gross expenses to average net assets (c) (d)	1.87%	1.91%	1.90%	1.90%	1.87%	1.88%
Portfolio turnover (b) (e)	85%	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.35	$5.87	$6.54	$7.33	$7.25	$6.75
Investment Activities:
Net investment income (loss) (a)	0.19	0.36	0.37	0.38	0.39	0.42
Net realized and unrealized gains (losses) on investments	0.13	0.48	(0.66)	(0.47)	0.08	0.50
Total from Investment Activities	0.32	0.84	(0.29)	(0.09)	0.47	0.92
Distributions to Shareholders:
Net investment income	(0.19)	(0.36)	(0.38)	(0.38)	(0.39)	(0.42)
Net realized gains from investments	—	—	—	(0.32)	—	—
Total Distributions to Shareholders	(0.19)	(0.36)	(0.38)	(0.70)	(0.39)	(0.42)
Net Asset Value, End of Period	$6.48	$6.35	$5.87	$6.54	$7.33	$7.25
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	5.03%	14.78%	(4.82)%	(1.35)%	6.62%	13.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,022	$18,742	$18,042	$21,109	$23,036	$22,003
Ratio of net expenses to average net assets (c)	1.35%	1.35%	1.35%	1.35%	1.35%	1.32%
Ratio of net investment income (loss) to average net assets (c)	5.87%	5.96%	5.82%	5.20%	5.32%	5.96%
Ratio of gross expenses to average net assets (c) (d)	1.38%	1.45%	1.51%	1.52%	1.49%	1.52%
Portfolio turnover (b) (e)	85%	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.31	$5.82	$6.49	$7.27	$7.24	$6.74
Investment Activities:
Net investment income (loss) (a)	0.21	0.39	0.41	0.44	0.43	0.46
Net realized and unrealized gains (losses) on investments	0.12	0.49	(0.67)	(0.48)	0.07	0.50
Total from Investment Activities	0.33	0.88	(0.26)	(0.04)	0.50	0.96
Distributions to Shareholders:
Net investment income	(0.21)	(0.39)	(0.41)	(0.42)	(0.47)	(0.46)
Net realized gains from investments	—	—	—	(0.32)	—	—
Total Distributions to Shareholders	(0.21)	(0.39)	(0.41)	(0.74)	(0.47)	(0.46)
Net Asset Value, End of Period	$6.43	$6.31	$5.82	$6.49	$7.27	$7.24
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	5.21%	15.72%	(4.34)%	(0.63)%	7.14%	14.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,785	$6,938	$6,047	$13,830	$9,464	$11,271
Ratio of net expenses to average net assets (c)	0.76%	0.76%	0.76%	0.76%	0.76%	0.73%
Ratio of net investment income (loss) to average net assets (c)	6.49%	6.54%	6.36%	5.90%	5.88%	6.52%
Ratio of gross expenses to average net assets (c) (d)	1.08%	1.00%	0.95%	0.90%	0.85%	0.91%
Portfolio turnover (b) (e)	85%	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Tax-Exempt Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.65	$10.53	$10.83	$10.30	$11.13	$10.69
Investment Activities:
Net investment income (loss) (a)	0.18	0.35	0.35	0.33	0.31	0.32
Net realized and unrealized gains (losses) on investments	0.18	(0.49)	(0.05)	0.53	(0.83)	0.44
Total from Investment Activities	0.36	(0.14)	0.30	0.86	(0.52)	0.76
Distributions to Shareholders:
Net investment income	(0.18)	(0.35)	(0.35)	(0.33)	(0.31)	(0.32)
Net realized gains from investments	—	(0.39)	(0.25)	—	—	—
Total Distributions to Shareholders	(0.18)	(0.74)	(0.60)	(0.33)	(0.31)	(0.32)
Net Asset Value, End of Period	$9.83	$9.65	$10.53	$10.83	$10.30	$11.13
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	3.80%	(1.40)%	2.76%	8.39%	(4.67)%	7.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$41,824	$54,658	$90,301	$102,716	$152,992	$275,881
Ratio of net expenses to average net assets (c)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets (c)	3.80%	3.30%	3.22%	3.05%	2.92%	2.91%
Ratio of gross expenses to average net assets (c) (d)	1.01%	0.95%	0.93%	0.96%	0.93%	0.91%
Portfolio turnover (b) (e)	46%	39%	39%	14%	26%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Tax-Exempt Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.65	$10.53	$10.82	$10.30	$11.12	$10.69
Investment Activities:
Net investment income (loss) (a)	0.15	0.26	0.26	0.24	0.23	0.23
Net realized and unrealized gains (losses) on investments	0.18	(0.48)	(0.04)	0.52	(0.82)	0.43
Total from Investment Activities	0.33	(0.22)	0.22	0.76	(0.59)	0.66
Distributions to Shareholders:
Net investment income	(0.15)	(0.27)	(0.26)	(0.24)	(0.23)	(0.23)
Net realized gains from investments	—	(0.39)	(0.25)	—	—	—
Total Distributions to Shareholders	(0.15)	(0.66)	(0.51)	(0.24)	(0.23)	(0.23)
Net Asset Value, End of Period	$9.83	$9.65	$10.53	$10.82	$10.30	$11.12
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	3.39%	(2.19)%	2.04%	7.44%	(5.35)%	6.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,806	$33,369	$43,404	$53,042	$64,061	$107,073
Ratio of net expenses to average net assets (c)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (c)	3.00%	2.51%	2.43%	2.26%	2.12%	2.10%
Ratio of gross expenses to average net assets (c) (d)	1.76%	1.71%	1.70%	1.72%	1.69%	1.69%
Portfolio turnover (b) (e)	46%	39%	39%	14%	26%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Tax-Exempt Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.65	$10.52	$10.82	$10.29	$11.12	$10.68
Investment Activities:
Net investment income (loss) (a)	0.19	0.36	0.36	0.34	0.33	0.34
Net realized and unrealized gains (losses) on investments	0.17	(0.48)	(0.05)	0.53	(0.83)	0.44
Total from Investment Activities	0.36	(0.12)	0.31	0.87	(0.50)	0.78
Distributions to Shareholders:
Net investment income	(0.19)	(0.36)	(0.36)	(0.34)	(0.33)	(0.34)
Net realized gains from investments	—	(0.39)	(0.25)	—	—	—
Total Distributions to Shareholders	(0.19)	(0.75)	(0.61)	(0.34)	(0.33)	(0.34)
Net Asset Value, End of Period	$9.82	$9.65	$10.52	$10.82	$10.29	$11.12
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	3.75%	(1.20)%	2.87%	8.53%	(4.57)%	7.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,794	$31,762	$52,012	$75,047	$62,916	$110,209
Ratio of net expenses to average net assets (c)	0.69%	0.69%	0.69%	0.69%	0.69%	0.67%
Ratio of net investment income (loss) to average net assets (c)	3.91%	3.41%	3.33%	3.18%	3.03%	3.03%
Ratio of gross expenses to average net assets (c) (d)	0.78%	0.71%	0.71%	0.69%	0.69%	0.67%
Portfolio turnover (b) (e)	46%	39%	39%	14%	26%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory High Income Municipal Bond Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35	$10.89	$10.84	$10.00	$11.19	$10.55
Investment Activities:
Net investment income (loss) (a)	0.23	0.44	0.43	0.45	0.45	0.44
Net realized and unrealized gains (losses) on investments	0.22	(0.54)	0.05	0.84	(1.19)	0.64
Total from Investment Activities	0.45	(0.10)	0.48	1.29	(0.74)	1.08
Distributions to Shareholders:
Net investment income	(0.23)	(0.44)	(0.43)	(0.45)	(0.45)	(0.44)
Net realized gains from investments	—	— (b)	— (b)	—	—	—
Total Distributions to Shareholders	(0.23)	(0.44)	(0.43)	(0.45)	(0.45)	(0.44)
Net Asset Value, End of Period	$10.57	$10.35	$10.89	$10.84	$10.00	$11.19
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	4.37%	(1.04)%	4.51%	13.09%	(6.74)%	10.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$29,425	$32,943	$48,485	$50,341	$54,603	$137,734
Ratio of net expenses to average net assets (d)	0.80%	0.80%	0.80%	0.78%	0.73%	0.68%
Ratio of net investment income (loss) to average net assets (d)	4.41%	4.02%	3.96%	4.26%	4.17%	3.89%
Ratio of gross expenses to average net assets (d) (e)	0.99%	0.96%	0.95%	1.02%	0.95%	0.92%
Portfolio turnover (c) (f)	38%	49%	53%	25%	19%	17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Income Municipal Bond Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35	$10.89	$10.84	$10.00	$11.19	$10.55
Investment Activities:
Net investment income (loss) (a)	0.19	0.36	0.35	0.37	0.37	0.35
Net realized and unrealized gains (losses) on investments	0.22	(0.54)	0.05	0.84	(1.19)	0.64
Total from Investment Activities	0.41	(0.18)	0.40	1.21	(0.82)	0.99
Distributions to Shareholders:
Net investment income	(0.19)	(0.36)	(0.35)	(0.37)	(0.37)	(0.35)
Net realized gains from investments	—	— (b)	— (b)	—	—	—
Total Distributions to Shareholders	(0.19)	(0.36)	(0.35)	(0.37)	(0.37)	(0.35)
Net Asset Value, End of Period	$10.57	$10.35	$10.89	$10.84	$10.00	$11.19
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	3.98%	(1.79)%	3.71%	12.22%	(7.47)%	9.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$26,356	$29,563	$36,190	$35,996	$36,049	$68,925
Ratio of net expenses to average net assets (d)	1.57%	1.57%	1.57%	1.55%	1.52%	1.48%
Ratio of net investment income (loss) to average net assets (d)	3.64%	3.26%	3.19%	3.50%	3.40%	3.08%
Ratio of gross expenses to average net assets (d) (e)	1.76%	1.73%	1.73%	1.77%	1.73%	1.72%
Portfolio turnover (c) (f)	38%	49%	53%	25%	19%	17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Income Municipal Bond Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35	$10.89	$10.84	$10.00	$11.19	$10.55
Investment Activities:
Net investment income (loss) (a)	0.24	0.47	0.45	0.47	0.47	0.46
Net realized and unrealized gains (losses) on investments	0.22	(0.54)	0.05	0.84	(1.19)	0.64
Total from Investment Activities	0.46	(0.07)	0.50	1.31	(0.72)	1.10
Distributions to Shareholders:
Net investment income	(0.24)	(0.47)	(0.45)	(0.47)	(0.47)	(0.46)
Net realized gains from investments	—	— (b)	— (b)	—	—	—
Total Distributions to Shareholders	(0.24)	(0.47)	(0.45)	(0.47)	(0.47)	(0.46)
Net Asset Value, End of Period	$10.57	$10.35	$10.89	$10.84	$10.00	$11.19
Total Return (excludes sales charge, excludes contingent deferred sales charge) (c)	4.49%	(0.81)%	4.75%	13.37%	(6.54)%	10.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,317	$36,603	$43,024	$34,630	$27,286	$73,511
Ratio of net expenses to average net assets (d)	0.57%	0.57%	0.57%	0.54%	0.50%	0.44%
Ratio of net investment income (loss) to average net assets (d)	4.64%	4.26%	4.18%	4.49%	4.39%	4.11%
Ratio of gross expenses to average net assets (d) (e)	0.75%	0.72%	0.73%	0.73%	0.71%	0.68%
Portfolio turnover (c) (f)	38%	49%	53%	25%	19%	17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.71	$9.08	$9.82	$10.34	$10.27	$9.85
Investment Activities:
Net investment income (loss) (a)	0.22	0.46	0.46	0.42	0.44	0.54
Net realized and unrealized gains (losses) on investments	(0.08)	0.63	(0.74)	(0.52)	0.07	0.42
Total from Investment Activities	0.14	1.09	(0.28)	(0.10)	0.51	0.96
Distributions to Shareholders:
Net investment income	(0.23)	(0.46)	(0.46)	(0.42)	(0.44)	(0.54)
Total Distributions to Shareholders	(0.23)	(0.46)	(0.46)	(0.42)	(0.44)	(0.54)
Net Asset Value, End of Period	$9.62	$9.71	$9.08	$9.82	$10.34	$10.27
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	1.41%	12.35%	(3.03)%	(1.09)%	5.10%	9.96%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$171,576	$221,022	$227,240	$335,081	$854,291	$771,638
Ratio of net expenses to average net assets (c)	1.00%	1.00%	1.00%	0.99%	0.94%	0.79%
Ratio of net investment income (loss) to average net assets (c)	4.67%	4.95%	4.71%	4.02%	4.29%	5.27%
Ratio of gross expenses to average net assets (c) (d)	1.15%	1.11%	1.06%	1.08%	1.06%	1.05%
Portfolio turnover (b) (e)	38%	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.72	$9.08	$9.83	$10.34	$10.27	$9.86
Investment Activities:
Net investment income (loss) (a)	0.19	0.39	0.38	0.34	0.36	0.46
Net realized and unrealized gains (losses) on investments	(0.09)	0.64	(0.75)	(0.51)	0.07	0.41
Total from Investment Activities	0.10	1.03	(0.37)	(0.17)	0.43	0.87
Distributions to Shareholders:
Net investment income	(0.19)	(0.39)	(0.38)	(0.34)	(0.36)	(0.46)
Total Distributions to Shareholders	(0.19)	(0.39)	(0.38)	(0.34)	(0.36)	(0.46)
Net Asset Value, End of Period	$9.63	$9.72	$9.08	$9.83	$10.34	$10.27
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	1.02%	11.57%	(3.91)%	(1.76)%	4.27%	8.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$303,474	$341,169	$399,361	$585,818	$800,072	$599,026
Ratio of net expenses to average net assets (c)	1.80%	1.80%	1.80%	1.79%	1.73%	1.58%
Ratio of net investment income (loss) to average net assets (c)	3.88%	4.18%	3.92%	3.28%	3.48%	4.50%
Ratio of gross expenses to average net assets (c) (d)	1.91%	1.89%	1.85%	1.85%	1.85%	1.84%
Portfolio turnover (b) (e)	38%	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.72	$9.08	$9.83	$10.34	$10.26	$9.85
Investment Activities:
Net investment income (loss) (a)	0.20	0.42	0.41	0.36	0.40	0.49
Net realized and unrealized gains (losses) on investments	(0.10)	0.63	(0.75)	(0.51)	0.08	0.41
Total from Investment Activities	0.10	1.05	(0.34)	(0.15)	0.48	0.90
Distributions to Shareholders:
Net investment income	(0.20)	(0.41)	(0.41)	(0.36)	(0.40)	(0.49)
Total Distributions to Shareholders	(0.20)	(0.41)	(0.41)	(0.36)	(0.40)	(0.49)
Net Asset Value, End of Period	$9.62	$9.72	$9.08	$9.83	$10.34	$10.26
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	1.03%	11.88%	(3.62)%	(1.50)%	4.72%	9.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,215	$1,319	$1,920	$2,340	$2,773	$4,285
Ratio of net expenses to average net assets (c)	1.56%	1.53%	1.52%	1.55%	1.38%	1.26%
Ratio of net investment income (loss) to average net assets (c)	4.13%	4.48%	4.22%	3.52%	3.85%	4.82%
Ratio of gross expenses to average net assets (c) (d)	1.90%	1.53%	1.52%	1.58%	1.50%	1.52%
Portfolio turnover (b) (e)	38%	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.72	$9.08	$9.83	$10.34	$10.27	$9.86
Investment Activities:
Net investment income (loss) (a)	0.24	0.49	0.48	0.44	0.47	0.56
Net realized and unrealized gains (losses) on investments	(0.09)	0.63	(0.75)	(0.51)	0.07	0.41
Total from Investment Activities	0.15	1.12	(0.27)	(0.07)	0.54	0.97
Distributions to Shareholders:
Net investment income	(0.24)	(0.48)	(0.48)	(0.44)	(0.47)	(0.56)
Total Distributions to Shareholders	(0.24)	(0.48)	(0.48)	(0.44)	(0.47)	(0.56)
Net Asset Value, End of Period	$9.63	$9.72	$9.08	$9.83	$10.34	$10.27
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	1.51%	12.71%	(2.91)%	(0.75)%	5.34%	10.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$317,151	$370,035	$471,827	$927,644	$1,186,456	$568,316
Ratio of net expenses to average net assets (c)	0.78%	0.78%	0.78%	0.77%	0.72%	0.60%
Ratio of net investment income (loss) to average net assets (c)	4.90%	5.21%	4.91%	4.31%	4.47%	5.46%
Ratio of gross expenses to average net assets (c) (d)	0.90%	0.88%	0.84%	0.82%	0.83%	0.86%
Portfolio turnover (b) (e)	38%	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99	$9.68	$10.10	$10.33	$10.64	$10.29
Investment Activities:
Net investment income (loss) (a)	0.13	0.23	0.31	0.31	0.35	0.40
Net realized and unrealized gains (losses) on investments	0.14	0.36	(0.40)	(0.10)	(0.28)	0.48
Total from Investment Activities	0.27	0.59	(0.09)	0.21	0.07	0.88
Distributions to Shareholders:
Net investment income	(0.15)	(0.27)	(0.32)	(0.33)	(0.38)	(0.40)
Net realized gains from investments	—	(0.01)	(0.01)	(0.11)	—	(0.13)
Total Distributions to Shareholders	(0.15)	(0.28)	(0.33)	(0.44)	(0.38)	(0.53)
Net Asset Value, End of Period	$10.11	$9.99	$9.68	$10.10	$10.33	$10.64
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.67%	6.20%	(0.93)%	2.03%	0.71%	8.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$35,705	$37,121	$37,845	$48,790	$53,615	$84,372
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	0.92%	0.81%	0.72%
Ratio of net investment income (loss) to average net assets (c)	2.57%	2.28%	3.05%	3.08%	3.40%	3.74%
Ratio of gross expenses to average net assets (c) (d)	1.12%	1.17%	1.16%	1.14%	1.18%	1.16%
Portfolio turnover (b) (e)	110%	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.04	$9.72	$10.15	$10.38	$10.66	$10.31
Investment Activities:
Net investment income (loss) (a)	0.09	0.15	0.23	0.24	0.27	0.30
Net realized and unrealized gains (losses) on investments	0.13	0.38	(0.40)	(0.11)	(0.28)	0.49
Total from Investment Activities	0.22	0.53	(0.17)	0.13	(0.01)	0.79
Distributions to Shareholders:
Net investment income	(0.11)	(0.20)	(0.25)	(0.25)	(0.27)	(0.31)
Net realized gains from investments	—	(0.01)	(0.01)	(0.11)	—	(0.13)
Total Distributions to Shareholders	(0.11)	(0.21)	(0.26)	(0.36)	(0.27)	(0.44)
Net Asset Value, End of Period	$10.15	$10.04	$9.72	$10.15	$10.38	$10.66
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.15%	5.46%	(1.79)%	1.23%	(0.03)%	7.78%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,952	$11,547	$12,940	$12,974	$12,691	$13,106
Ratio of net expenses to average net assets (c)	1.74%	1.74%	1.74%	1.70%	1.64%	1.54%
Ratio of net investment income (loss) to average net assets (c)	1.76%	1.49%	2.25%	2.29%	2.58%	2.91%
Ratio of gross expenses to average net assets (c) (d)	1.94%	2.00%	1.97%	1.96%	1.99%	1.97%
Portfolio turnover (b) (e)	110%	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.04	$9.73	$10.16	$10.38	$10.67	$10.32
Investment Activities:
Net investment income (loss) (a)	0.11	0.19	0.27	0.28	0.30	0.34
Net realized and unrealized gains (losses) on investments	0.14	0.37	(0.40)	(0.10)	(0.28)	0.49
Total from Investment Activities	0.25	0.56	(0.13)	0.18	0.02	0.83
Distributions to Shareholders:
Net investment income	(0.13)	(0.24)	(0.29)	(0.29)	(0.31)	(0.35)
Net realized gains from investments	—	(0.01)	(0.01)	(0.11)	—	(0.13)
Total Distributions to Shareholders	(0.13)	(0.25)	(0.30)	(0.40)	(0.31)	(0.48)
Net Asset Value, End of Period	$10.16	$10.04	$9.73	$10.16	$10.38	$10.67
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.45%	5.77%	(1.39)%	1.72%	0.27%	8.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,922	$2,979	$3,338	$3,661	$3,806	$3,085
Ratio of net expenses to average net assets (c)	1.34%	1.34%	1.34%	1.31%	1.25%	1.16%
Ratio of net investment income (loss) to average net assets (c)	2.15%	1.89%	2.64%	2.69%	2.97%	3.32%
Ratio of gross expenses to average net assets (c) (d)	1.53%	1.53%	1.58%	1.57%	1.59%	1.60%
Portfolio turnover (b) (e)	110%	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.94	$9.63	$10.05	$10.27	$10.62	$10.27
Investment Activities:
Net investment income (loss) (a)	0.14	0.25	0.32	0.36	0.38	0.42
Net realized and unrealized gains (losses) on investments	0.13	0.36	(0.39)	(0.12)	(0.29)	0.48
Total from Investment Activities	0.27	0.61	(0.07)	0.24	0.09	0.90
Distributions to Shareholders:
Net investment income	(0.16)	(0.29)	(0.34)	(0.35)	(0.44)	(0.42)
Net realized gains from investments	—	(0.01)	(0.01)	(0.11)	—	(0.13)
Total Distributions to Shareholders	(0.16)	(0.30)	(0.35)	(0.46)	(0.44)	(0.55)
Net Asset Value, End of Period	$10.05	$9.94	$9.63	$10.05	$10.27	$10.62
Total Return (excludes sales charge, excludes contingent deferred sales charge) (b)	2.69%	6.45%	(0.74)%	2.34%	0.88%	8.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,458	$11,768	$13,217	$18,035	$8,411	$9,143
Ratio of net expenses to average net assets (c)	0.74%	0.74%	0.74%	0.71%	0.57%	0.50%
Ratio of net investment income (loss) to average net assets (c)	2.79%	2.50%	3.24%	3.28%	3.62%	3.91%
Ratio of gross expenses to average net assets (c) (d)	0.97%	0.99%	0.98%	0.87%	0.91%	0.90%
Portfolio turnover (b) (e)	110%	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory INCORE Investment Quality Bond Fund ("Investment Quality Bond Fund")	Classes A, C, R and Y	Seeks to provide a high level of current income and capital appreciation without undue risk to principal
Victory INCORE Low Duration Bond Fund ("Low Duration Bond Fund")	Classes A, C, R and Y	Seeks to provide a high level of current income consistent with preservation of capital
Victory High Yield Fund ("High Yield Fund")	Classes A, C, R and Y	Seeks to provide current income with capital appreciation as a secondary objective
Victory Tax-Exempt Fund ("Tax-Exempt Fund")	Classes A, C and Y	Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital
Victory High Income Municipal Bond Fund ("High Income Municipal Bond Fund")	Classes A, C and Y	Seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation
Victory Floating Rate Fund ("Floating Rate Fund")	Classes A, C, R and Y	Seeks to provide a high level of current income
Victory Strategic Income Fund ("Strategic Income Fund")	Classes A, C, R and Y	Seeks to provide a high current income with a secondary objective of capital appreciation

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included on the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$2,888,814	$—	$2,888,814	$—
Collateralized Mortgage Obligations	—	—	1,279,665	—	1,279,665	—
Corporate Bonds	—	—	25,084,211	—	25,084,211	—
Government National Mortgage Association	—	—	32,808	—	32,808	—
Residential Mortgage Backed Securities	—	—	1,953,189	—	1,953,189	—
U.S. Government Mortgage Backed Agencies	—	—	13,880,487	—	13,880,487	—
U.S. Treasury Obligations	—	—	3,619,174	—	3,619,174	—
Futures Contracts	—	11,826	—	—	—	11,826
Credit Default Swaps	—	—	—	(22,111)	—	(22,111)
Total	—	11,826	48,738,348	(22,111)	48,738,348	(10,285)
INCORE Low Duration Bond Fund
Asset Backed Securities	—	—	73,990,025	—	73,990,025	—
Collateralized Mortgage Obligations	—	—	36,550,167	—	36,550,167	—
Residential Mortgage Backed Securities	—	—	46,452,771	—	46,452,771	—
Senior Secured Loans	—	—	20,297,825	—	20,297,825	—
Corporate Bonds	—	—	300,869,662	—	300,869,662	—
U.S. Government Mortgage Backed Agencies	—	—	27,839,722	—	27,839,722	—
U.S. Treasury Obligations	—	—	26,032,570	—	26,032,570	—
Futures Contracts	—	(240,283)	—	—	—	(240,283)
Credit Default Swaps	—	—	—	(176,439)	—	(176,439)
Total	—	(240,283)	532,032,742	(176,439)	532,032,742	(416,722)
High Yield Fund
Common Stocks	2,279,673	—	—	—	2,279,673	—
Senior Secured Loans	—	—	6,225,141	—	6,225,141	—
Corporate Bonds	—	—	59,543,982	—	59,543,982	—
Collateral for Securities Loaned	6,230,124	—	—	—	6,230,124	—
Total	8,509,797	—	65,769,123	—	74,278,920	—
Tax-Exempt Fund
Municipal Bonds	—	—	95,586,460	—	95,586,460	—
Total	—	—	95,586,460	—	95,586,460	—
High Income Municipal Bond Fund
Municipal Bonds	—	—	84,774,037	—	84,774,037	—
Total	—	—	84,774,037	—	84,774,037	—

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Floating Rate Fund
Common Stocks	$—	$—	$310,728	$—	$310,728	$—
Convertible Corporate Bonds	—	—	4,824,884	—	4,824,884	—
Senior Secured Loans	—	—	334,407,367	—	334,407,367	—
Corporate Bonds	—	—	451,130,633	—	451,130,633	—
Total	—	—	790,673,612	—	790,673,612	—
Strategic Income Fund
Asset Backed Securities	—	—	2,932,704	—	2,932,704	—
Collateralized Mortgage Obligations	—	—	746,807	—	746,807	—
Residential Mortgage Backed Securities	—	—	2,021,828	—	2,021,828	—
Senior Secured Loans	—	—	1,941,000	—	1,941,000	—
Corporate Bonds	—	—	47,315,263	—	47,315,263	—
U.S. Government Mortgage Backed Agencies	—	—	125,653	—	125,653	—
U.S. Treasury Obligations	—	—	2,064,062	—	2,064,062	—
Exchange-Traded Funds	1,143,600	—	—	—	1,143,600	—
Collateral for Securities Loaned	2,692,618	—	—	—	2,692,618	—
Total	3,836,218	—	57,147,317	—	60,983,535	—

^  Other Financial Instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of June 30, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding Below Investment Grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than

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higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount

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equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

The Funds had the following transactions in written put and written call options during the six months ended June 30, 2017:

	Strategic Income Fund
Written Options	Number of Contracts	Premiums Received
Options outstanding, December 31, 2016	155	$162,843
Options written	210	234,157
Options exercised	—	—
Options expired	—	—
Options closed	(365)	(397,000)
Options outstanding, June 30, 2017	—	$—

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its

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portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received by the fund. These amounts are included in Interest Income in the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described on the Funds' Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

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Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of June 30, 2017, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
Investment Quality Bond Fund	Asset allocation and risk exposure management
Low Duration Bond Fund	Asset allocation and risk exposure management
Strategic Income Fund	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

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The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
High Yield Fund	$5,946,895	$5,946,895	$—	$283,229
Strategic Income Fund	2,585,086	2,585,086	—	107,532

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments and foreign currency translations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2017.

	Assets		Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*
Investment Quality Bond Fund	$11,826	$—	$—	$22,111
Low Duration Bond Fund	—	—	240,283	176,440

*  Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended June 30, 2017.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gain (Losses) on Swap Contracts	Net Realized Gain (Losses) on Written Options	Change in Net Unrealized Appreciation/ Depreciation on Future Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Contracts	Change in Net Unrealized Appreciation/ Depreciation on Written Options
Investment Quality Bond Fund	$158,326	$188,967	$—	$—	$(4,424)	$—
Low Duration Bond Fund	697,980	501,766	—	(171,532)	(715,845)	—
Strategic Income Fund	(59,740)	394,036	(12,877)	—	(175,750)	306,454

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

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3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Investment Quality Bond Fund	$10,805,730	$22,132,690	$—	$—
Low Duration Bond Fund	134,440,800	230,994,384	65,644,834	95,106,293
High Yield Fund	59,372,125	61,759,502	—	—
Tax-Exempt Fund	49,059,080	75,346,699	—	—
High Income Municipal Bond Fund	34,701,201	46,337,691	—	—
Floating Rate Fund	325,114,204	438,008,456	—	—
Strategic Income Fund	66,160,113	55,600,327	—	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue") with respect to the High Yield Fund, High Income Municipal Bond Fund, Floating Rate Fund, and Strategic Income Fund. Park Avenue is responsible for providing day-to-day investment advisory services to the sub-advised Funds, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees are paid by VCM to Park Avenue do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
Investment Quality Bond Fund	0.50%
Low Duration Bond Fund	0.45%
High Yield Fund	0.60%
Tax-Exempt Fund	0.50%
High Income Municipal Bond Fund	0.50%
Floating Rate Fund	0.65%
Strategic Income Fund	0.60%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Under the Administration and Fund Accounting Agreement prior to November 7, 2016, VCM was paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts, 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for

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providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), (formerly, SunGard Investor Services LLC) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2017, the Distributor received approximately $20,781 from commissions earned on sales of Class A Shares and the transfer agent received $14,307 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limits are as follows:

Fund	Class	Expense Limit(a)
Investment Quality Bond Fund	Class A Shares	0.90%
Investment Quality Bond Fund	Class C Shares	1.77%
Investment Quality Bond Fund	Class R Shares	1.30%
Investment Quality Bond Fund	Class Y Shares	0.66%

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Fund	Class	Expense Limit(a)
Low Duration Bond Fund	Class A Shares	0.85%
Low Duration Bond Fund	Class C Shares	1.62%
Low Duration Bond Fund	Class R Shares	1.27%
Low Duration Bond Fund	Class Y Shares	0.62%
High Yield Fund	Class A Shares	1.00%
High Yield Fund	Class C Shares	1.70%
High Yield Fund	Class R Shares	1.35%
High Yield Fund	Class Y Shares	0.76%
Tax-Exempt Fund	Class A Shares	0.80%
Tax-Exempt Fund	Class C Shares	1.60%
Tax-Exempt Fund	Class Y Shares	0.69%
High Income Municipal Bond Fund	Class A Shares	0.80%
High Income Municipal Bond Fund	Class C Shares	1.57%
High Income Municipal Bond Fund	Class Y Shares	0.57%
Floating Rate Fund	Class A Shares	1.00%
Floating Rate Fund	Class C Shares	1.80%
Floating Rate Fund	Class R Shares	1.56%
Floating Rate Fund	Class Y Shares	0.78%
Strategic Income Fund	Class A Shares	0.95%
Strategic Income Fund	Class C Shares	1.74%
Strategic Income Fund	Class R Shares	1.34%
Strategic Income Fund	Class Y Shares	0.74%

(a)  In effect until at least July 31, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

	Expires 12/31/2019	Expires 12/31/2020
Investment Quality Bond Fund	$60,608	$60,905
Low Duration Bond Fund	119,520	109,643
High Yield Fund	41,383	51,629
Tax-Exempt Fund	70,950	88,702
High Income Municipal Bond Fund	86,281	84,513
Floating Rate Fund	368,104	526,741
Strategic Income Fund	71,800	57,260

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2017.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in

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  (Unaudited)

order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund's investments and may lead to increased redemptions. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as a Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund's net asset value ("NAV").

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

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The average loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2017 were as follows:

Fund	Amount Outstanding at June 30, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
Tax-Exempt Fund	$—	$1,312,500	8	1.78%
High Income Municipal Bond Fund	—	5,375,000	4	1.78%

*  For the six months ended June 30, 2017, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Funds had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

Certain funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

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The tax character of distributions paid during the most recent fiscal year ended December 31, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Tax-Exempt Distributions	Total Distributions Paid
Investment Quality Bond Fund	$2,478,068	$551,760	$3,029,828	$—	$—	$3,029,828
Low Duration Bond Fund	7,460,621	—	7,460,621	—	—	7,460,621
High Yield Fund	4,382,390	—	4,382,390	—	—	4,382,390
Tax-Exempt Fund	853,517	4,175,668	5,029,185	—	5,349,767	10,378,952
High Income Municipal Bond Fund	80,170	—	80,170	—	5,001,385	5,081,555
Floating Rate Fund	47,259,081	—	47,259,081	—	—	47,259,081
Strategic Income Fund	1,760,218	—	1,760,218	37,558	—	1,797,776

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Qualified Late Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Investment Quality Bond Fund	$—	$—	$—	$—	$(952)	$—	$(166,760)	$(465,196)	$(632,908)
Low Duration Bond Fund	—	—	—	—	(44,939)	(25,992,912)	—	(2,295,383)	(28,333,234)
High Yield Fund	—	224	—	224	—	(9,972,087)	—	(757,906)	(10,729,769)
Tax-Exempt Fund	18,432	—	—	18,432	—	—	(808,857)	3,067,678	2,277,253
High Income Municipal Bond Fund	158,270	—	—	158,270	—	(5,152,608)	—	4,176,066	(818,272)
Floating Rate Fund	—	69,868	—	69,868	—	(166,653,358)	—	12,667,311	(153,916,179)
Strategic Income Fund	—	—	—	—	(101,022)	(1,502,454)	—	299,167	(1,304,309)

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and mark to market on SWAP and futures contracts.

As of the end of their most recent tax year ended December 31, 2016, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

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loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Low Duration Bond Fund	$12,187,688	$13,805,224	$25,992,912
High Yield Fund	4,434,769	5,537,318	9,972,087
High Income Municipal Bond Fund	5,152,608	—	5,152,608
Floating Rate Fund	27,548,209	139,105,149	166,653,358
Strategic Income Fund	55,359	1,447,095	1,502,454

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investment Quality Bond Fund	$48,734,332	$591,140	$(587,124)	$4,016
Low Duration Bond Fund	532,599,709	1,823,017	(2,389,984)	(566,967)
High Yield Fund	74,056,090	2,005,674	(1,771,537)	234,137
Tax-Exempt Fund	91,962,489	3,964,535	(340,564)	3,623,971
High Income Municipal Bond Fund	80,588,011	4,464,560	(278,534)	4,186,026
Floating Rate Fund	788,187,110	10,887,396	(7,215,209)	3,672,187
Strategic Income Fund	61,088,896	277,196	(382,557)	(105,361)

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Guardian Life Insurance	High Yield Fund	53.4%
Guardian Life Insurance	Strategic Income Fund	50.0%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information June 30, 2017

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006- May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Investment Quality Bond Fund
Class A Shares	$1,000.00	$1,023.10	$4.51	0.90%
Class C Shares	1,000.00	1,019.80	8.86	1.77%
Class R Shares	1,000.00	1,021.00	6.51	1.30%
Class Y Shares	1,000.00	1,024.30	3.31	0.66%
Low Duration Bond Fund
Class A Shares	1,000.00	1,009.90	4.24	0.85%
Class C Shares	1,000.00	1,006.10	8.06	1.62%
Class R Shares	1,000.00	1,007.80	6.32	1.27%
Class Y Shares	1,000.00	1,011.00	3.09	0.62%
High Yield Fund
Class A Shares	1,000.00	1,050.60	5.08	1.00%
Class C Shares	1,000.00	1,048.50	8.63	1.70%
Class R Shares	1,000.00	1,050.30	6.86	1.35%
Class Y Shares	1,000.00	1,052.10	3.87	0.76%

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	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Tax-Exempt Fund
Class A Shares	$1,000.00	$1,038.00	$4.04	0.80%
Class C Shares	1,000.00	1,033.90	8.07	1.60%
Class Y Shares	1,000.00	1,037.50	3.49	0.69%
High Income Municipal Bond Fund
Class A Shares	1,000.00	1,043.70	4.05	0.80%
Class C Shares	1,000.00	1,039.80	7.94	1.57%
Class Y Shares	1,000.00	1,044.90	2.89	0.57%
Floating Rate Fund
Class A Shares	1,000.00	1,014.10	4.99	1.00%
Class C Shares	1,000.00	1,010.20	8.97	1.80%
Class R Shares	1,000.00	1,010.30	7.78	1.56%
Class Y Shares	1,000.00	1,015.10	3.90	0.78%
Strategic Income Fund
Class A Shares	1,000.00	1,026.70	4.77	0.95%
Class C Shares	1,000.00	1,021.50	8.72	1.74%
Class R Shares	1,000.00	1,024.50	6.73	1.34%
Class Y Shares	1,000.00	1,026.90	3.72	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Investment Quality Bond Fund
Class A Shares	$1,000.00	$1,020.33	$4.51	0.90%
Class C Shares	1,000.00	1,016.02	8.85	1.77%
Class R Shares	1,000.00	1,018.35	6.51	1.30%
Class Y Shares	1,000.00	1,021.52	3.31	0.66%
Low Duration Bond Fund
Class A Shares	1,000.00	1,020.58	4.26	0.85%
Class C Shares	1,000.00	1,016.76	8.10	1.62%
Class R Shares	1,000.00	1,018.50	6.36	1.27%
Class Y Shares	1,000.00	1,021.72	3.11	0.62%
High Yield Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Class C Shares	1,000.00	1,016.36	8.50	1.70%
Class R Shares	1,000.00	1,018.10	6.76	1.35%
Class Y Shares	1,000.00	1,021.03	3.81	0.76%
Tax-Exempt Fund
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Class C Shares	1,000.00	1,016.86	8.00	1.60%
Class Y Shares	1,000.00	1,021.37	3.46	0.69%
High Income Municipal Bond Fund
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Class C Shares	1,000.00	1,017.01	7.85	1.57%
Class Y Shares	1,000.00	1,021.97	2.86	0.57%
Floating Rate Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Class C Shares	1,000.00	1,015.87	9.00	1.80%
Class R Shares	1,000.00	1,017.06	7.80	1.56%
Class Y Shares	1,000.00	1,020.93	3.91	0.78%
Strategic Income Fund
Class A Shares	1,000.00	1,020.08	4.76	0.95%
Class C Shares	1,000.00	1,016.17	8.70	1.74%
Class R Shares	1,000.00	1,018.15	6.71	1.34%
Class Y Shares	1,000.00	1,021.12	3.71	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Portfolio Holdings:

(As a Percentage of Total Investments)

Investment Quality Bond Fund	Low Duration Bond Fund

High Yield Fund	Tax-Exempt Fund

High Income Municipal Bond Fund	Floating Rate Fund

Victory Portfolios	Supplemental Information — continued June 30, 2017

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Strategic Income Fund

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSFIF-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory RS Small Cap Growth Fund

Victory RS Select Growth Fund

Victory RS Mid Cap Growth Fund

Victory RS Growth Fund

Victory RS Science and Technology Fund

Victory RS Small Cap Equity Fund

www.vcm.com

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Victory Portfolios

Financial Statements
The Victory Growth Funds
Victory RS Small Cap Growth Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23-25
Financial Highlights	29-32
Victory RS Select Growth Fund
Schedule of Portfolio Investments	6
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23-25
Financial Highlights	33-37
Victory RS Mid Cap Growth Fund
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23-25
Financial Highlights	38-42
Victory RS Growth Fund
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	26-28
Financial Highlights	43-46
Victory RS Science and Technology Fund
Schedule of Portfolio Investments	13
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	26-28
Financial Highlights	47-50
Victory RS Small Cap Equity Fund
Schedule of Portfolio Investments	16
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	26-28
Financial Highlights	51-54
Notes to Financial Statements	55
Supplemental Information	67
Trustee and Officer Information	67
Proxy Voting and Form N-Q Information	70
Expense Examples	70
Portfolio Holdings	73

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Communications Equipment (1.5%):
Lumentum Holdings, Inc. (a)	572,634	$32,668,770
Consumer Discretionary (16.0%):
Blue Apron Holdings, Inc., Class A (a)	934,720	8,730,285
Bob Evans Farms, Inc.	541,550	38,899,536
Burlington Stores, Inc. (a)	263,718	24,259,419
Dave & Buster's Entertainment, Inc. (a)	417,200	27,747,972
Extended Stay America, Inc.	662,710	12,830,066
Five Below, Inc. (a)	424,371	20,951,196
Grand Canyon Education, Inc. (a)	513,004	40,224,644
LCI Industries	201,647	20,648,653
Lithia Motors, Inc.	264,029	24,879,453
Ollie's Bargain Outlet Holdings, Inc. (a)	495,346	21,101,740
Planet Fitness, Inc., Class A	1,077,970	25,159,820
Red Rock Resorts, Inc., Class A	1,136,120	26,755,626
Steven Madden Ltd. (a)	522,975	20,892,851
The Wendy's Co.	1,647,030	25,545,435
		338,626,696
Consumer Staples (2.7%):
Hostess Brands, Inc. (a) (b)	2,195,490	35,347,389
Nomad Foods, Ltd. (a)	1,543,500	21,778,785
		57,126,174
Electronic Equipment, Instruments & Components (2.1%):
Littelfuse, Inc.	138,056	22,779,240
Orbotech Ltd. (a)	629,900	20,547,338
		43,326,578
Energy (0.9%):
Diamondback Energy, Inc. (a)	140,599	12,486,597
US Silica Holdings, Inc.	174,672	6,199,109
		18,685,706
Financials (6.5%):
Evercore Partners, Inc., Class A	276,380	19,484,790
Home BancShares, Inc.	788,230	19,626,927
LendingTree, Inc. (a) (b)	148,497	25,571,183
Primerica, Inc.	145,829	11,046,547
Texas Capital Bancshares, Inc. (a)	164,990	12,770,226
Walker & Dunlop, Inc. (a)	408,355	19,939,975
Webster Financial Corp.	249,190	13,012,702
Western Alliance BanCorp (a)	380,745	18,732,654
		140,185,004
Health Care (23.4%):
Amedisys, Inc. (a)	460,045	28,895,426
Amicus Therapeutics, Inc. (a) (b)	2,497,145	25,146,250
AtriCure, Inc. (a)	874,390	21,203,958

See notes to financial statements.

3

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Bluebird Bio, Inc. (a)	299,809	$31,494,934
Blueprint Medicines Corp. (a)	352,168	17,844,353
Celyad SA, ADR (a)	234,411	9,939,026
Eagle Pharmaceuticals, Inc. (a) (b)	246,380	19,436,918
Exact Sciences Corp. (a)	546,900	19,343,853
Five Prime Therapeutics, Inc. (a)	404,112	12,167,812
GW Pharmaceuticals PLC, ADR (a) (b)	188,407	18,887,802
Ignyta, Inc. (a)	2,015,433	20,859,732
Immune Design Corp. (a) (b)	1,159,990	11,309,903
Integra LifeSciences Holdings Corp. (a)	392,084	21,372,499
Iovance Biotherapeutics, Inc. (a)	1,598,095	11,745,998
Irhythm Technologies, Inc. (a)	129,980	5,522,850
Kite Pharma, Inc. (a) (b)	256,057	26,545,429
Ligand Pharmaceuticals, Inc., Class B (a) (b)	192,375	23,354,325
Loxo Oncology, Inc. (a)	479,363	38,440,118
NuVasive, Inc. (a)	348,600	26,814,311
NxStage Medical, Inc. (a)	716,756	17,969,073
Sage Therapeutics, Inc. (a)	265,200	21,120,528
Spark Therapeutics, Inc. (a)	250,794	14,982,434
Vital Therapies, Inc. (a) (b)	1,573,303	4,562,579
WellCare Health Plans, Inc. (a)	169,220	30,385,144
Wright Medical Group NV (a)	683,480	18,788,865
		498,134,120
Industrials (12.5%):
Apogee Enterprises, Inc.	487,865	27,730,247
Azul SA, ADR (a)	1,111,960	23,440,117
Beacon Roofing Supply, Inc. (a)	708,080	34,695,920
BWX Technologies, Inc.	381,712	18,608,460
H&E Equipment Services, Inc.	1,009,080	20,595,323
HEICO Corp., Class A	447,651	27,776,744
Hexcel Corp.	482,154	25,452,910
MSC Industrial Direct Co., Inc., Class A	295,750	25,422,670
Ritchie Bros. Auctioneers, Inc. (b)	612,438	17,601,468
WageWorks, Inc. (a)	289,750	19,471,200
Welbilt, Inc. (a)	1,298,826	24,482,870
		265,277,929
Internet Software & Services (4.8%):
Cornerstone OnDemand, Inc. (a)	354,968	12,690,106
LogMeIn, Inc.	370,415	38,708,368
Mindbody, Inc. (a)	879,276	23,916,307
Wix.com Ltd. (a)	404,500	28,153,200
		103,467,981
IT Services (8.5%):
Black Knight Financial Services, Inc., Class A (a)	897,187	36,739,808
Euronet Worldwide, Inc. (a)	452,305	39,517,887
InterXion Holding NV (a)	775,593	35,506,648
Square, Inc., Class A (a) (b)	992,300	23,279,358
See notes to financial statements.

4

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
WEX, Inc. (a)	165,770	$17,284,838
WNS Holdings Ltd., ADR (a)	780,957	26,833,683
		179,162,222
Materials (3.7%):
Ashland Global Holdings, Inc.	318,790	21,011,449
Eagle Materials, Inc., Class A	248,280	22,946,038
Ferro Corp. (a)	941,110	17,212,902
The Chemours Co.	433,240	16,428,461
		77,598,850
Semiconductors & Semiconductor Equipment (6.5%):
Cavium, Inc. (a)	385,068	23,924,275
Cypress Semiconductor Corp.	1,308,180	17,856,657
MKS Instruments, Inc.	206,990	13,930,427
Monolithic Power Systems, Inc.	311,551	30,033,516
Tower Semiconductor Ltd. (a) (b)	2,201,658	52,509,543
		138,254,418
Software (9.5%):
Fair Isaac Corp.	203,910	28,427,093
Proofpoint, Inc. (a)	612,797	53,209,164
RingCentral, Inc., Class A (a)	1,750,464	63,979,458
Take-Two Interactive Software (a)	368,422	27,034,806
The Ultimate Software Group, Inc. (a)	138,998	29,197,920
		201,848,441
Total Common Stocks (Cost $1,519,056,494)		2,094,362,889
Collateral for Securities Loaned (5.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	92,048,621	92,048,621
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	17,267,579	17,267,579
Total Collateral for Securities Loaned (Cost $109,316,200)		109,316,200
Total Investments (Cost $1,628,372,694) — 103.7%		2,203,679,089
Liabilities in excess of other assets — (3.7)%		(78,118,016)
NET ASSETS — 100.00%		$2,125,561,073

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

5

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Communications Equipment (1.3%):
Viavi Solutions, Inc. (a)	574,020	$6,044,431
Consumer Discretionary (16.6%):
Brunswick Corp.	118,340	7,423,468
Dave & Buster's Entertainment, Inc. (a)	121,876	8,105,973
Dunkin' Brands Group, Inc.	156,610	8,632,343
Five Below, Inc. (a)	129,660	6,401,314
Hasbro, Inc.	83,821	9,346,880
Hilton Grand Vacations, Inc. (a)	135,323	4,879,747
IMAX Corp. (a)	93,725	2,061,950
Lululemon athletica, Inc. (a)	97,518	5,818,899
Six Flags Entertainment Corp.	176,610	10,527,722
Vail Resorts, Inc.	64,940	13,171,781
Visteon Corp. (a)	33,287	3,397,271
		79,767,348
Consumer Staples (2.1%):
Pinnacle Foods, Inc.	168,260	9,994,644
Electronic Equipment, Instruments & Components (3.1%):
Littelfuse, Inc.	55,851	9,215,415
Trimble Navigation Ltd. (a)	159,200	5,678,664
		14,894,079
Energy (1.2%):
Diamondback Energy, Inc. (a)	66,116	5,871,762
Financials (5.7%):
East West Bancorp, Inc.	131,600	7,709,128
LendingTree, Inc. (a)	51,747	8,910,833
MarketAxess Holdings, Inc.	26,963	5,422,259
Western Alliance BanCorp (a)	122,080	6,006,336
		28,048,556
Health Care (20.8%):
Align Technology, Inc. (a)	57,247	8,593,920
Alkermes PLC (a)	196,710	11,403,279
Eagle Pharmaceuticals, Inc. (a) (b)	192,790	15,209,203
HealthEquity, Inc. (a)	136,520	6,802,792
Hologic, Inc. (a)	151,830	6,890,045
Integra LifeSciences Holdings Corp. (a)	140,580	7,663,016
Ligand Pharmaceuticals, Inc., Class B (a)	125,490	15,234,486
NuVasive, Inc. (a)	97,538	7,502,623
The Cooper Co., Inc.	16,180	3,873,816
Veeva Systems, Inc. (a)	136,860	8,390,887
West Pharmaceutical Services, Inc.	93,526	8,840,077
		100,404,144
Industrials (15.0%):
Alaska Air Group, Inc.	46,610	4,183,714
Fortune Brands Home & Security, Inc.	129,700	8,461,628
HEICO Corp., Class A	158,005	9,804,211
Herc Holdings, Inc. (a)	131,720	5,179,230
Hexcel Corp.	173,812	9,175,535
JetBlue Airways Corp. (a)	380,060	8,676,769

See notes to financial statements.

6

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc., Class A	80,940	$6,957,603
Ritchie Bros. Auctioneers, Inc.	211,168	6,068,968
The Middleby Corp. (a)	29,818	3,623,185
TransUnion (a)	112,120	4,855,917
XPO Logistics, Inc. (a)	76,460	4,941,610
		71,928,370
Internet Software & Services (4.7%):
GoDaddy, Inc., Class A (a)	237,327	10,067,411
LogMeIn, Inc.	118,140	12,345,630
		22,413,041
IT Services (9.5%):
Black Knight Financial Services, Inc., Class A (a)	349,069	14,294,376
Euronet Worldwide, Inc. (a)	159,112	13,901,615
InterXion Holding NV (a)	182,140	8,338,369
Vantiv, Inc. (a)	46,200	2,926,308
WEX, Inc. (a)	60,600	6,318,762
		45,779,430
Materials (6.3%):
Ashland Global Holdings, Inc.	115,030	7,581,627
Axalta Coating Systems Ltd. (a)	195,590	6,266,704
Eagle Materials, Inc., Class A	87,570	8,093,219
GCP Applied Technologies, Inc. (a)	274,280	8,365,540
		30,307,090
Semiconductors & Semiconductor Equipment (6.6%):
Advanced Energy Industries, Inc. (a)	85,120	5,506,413
Cavium, Inc. (a)	117,400	7,294,062
Cypress Semiconductor Corp.	569,920	7,779,408
Monolithic Power Systems, Inc.	117,255	11,303,382
		31,883,265
Software (4.4%):
Paycom Software, Inc. (a)	128,775	8,809,498
Take-Two Interactive Software (a)	39,820	2,921,992
The Ultimate Software Group, Inc. (a)	45,914	9,644,694
		21,376,184
Total Common Stocks (Cost $341,263,350)		468,712,344
Collateral for Securities Loaned (2.7%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	10,949,463	10,949,463
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	2,054,031	2,054,031
Total Collateral for Securities Loaned (Cost $13,003,494)		13,003,494
Total Investments (Cost $354,266,844) — 100.0%		481,715,838
Other assets in excess of liabilities — 0.0%		63,497
NET ASSETS — 100.00%		$481,779,335

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

PLC — Public Liability Co.

See notes to financial statements.

7

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Consumer Discretionary (21.0%):
Brunswick Corp.	129,650	$8,132,945
Burlington Stores, Inc. (a)	63,320	5,824,807
Delphi Automotive PLC	78,550	6,884,908
Dollar Tree, Inc. (a)	52,120	3,644,230
Dunkin' Brands Group, Inc.	122,070	6,728,498
Ferrari NV	47,350	4,073,047
Hasbro, Inc.	65,240	7,274,912
Hilton Worldwide Holdings, Inc.	133,280	8,243,368
Six Flags Entertainment Corp.	113,950	6,792,560
The Wendy's Co.	322,430	5,000,889
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	33,430	9,605,776
Vail Resorts, Inc.	45,580	9,244,991
Yum China Holdings, Inc. (a)	201,240	7,934,893
		89,385,824
Consumer Staples (4.2%):
Pinnacle Foods, Inc.	153,851	9,138,749
Post Holdings, Inc. (a)	114,130	8,862,195
		18,000,944
Energy (1.3%):
Concho Resources, Inc. (a)	15,985	1,942,657
Diamondback Energy, Inc. (a)	40,470	3,594,141
		5,536,798
Financials (6.6%):
East West Bancorp, Inc.	90,730	5,314,964
Intercontinental Exchange, Inc.	63,585	4,191,523
SVB Financial Group (a)	24,470	4,301,581
The Progressive Corp.	134,670	5,937,600
Webster Financial Corp.	68,250	3,564,015
Western Alliance BanCorp (a)	91,710	4,512,132
		27,821,815
Health Care (17.1%):
Align Technology, Inc. (a)	47,390	7,114,187
Alkermes PLC (a)	98,840	5,729,755
Bluebird Bio, Inc. (a)	71,090	7,468,005
Edwards Lifesciences Corp. (a)	62,080	7,340,339
Hologic, Inc. (a)	126,700	5,749,646
Illumina, Inc. (a)	68,400	11,868,768
Incyte Pharmaceuticals, Inc. (a)	52,930	6,664,416
Intuitive Surgical, Inc. (a)	8,530	7,978,706
The Cooper Co., Inc.	31,960	7,651,863
WellCare Health Plans, Inc. (a)	30,150	5,413,734
		72,979,419

See notes to financial statements.

8

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Industrials (17.4%):
A.O. Smith Corp.	61,950	$3,489,644
Alaska Air Group, Inc.	40,790	3,661,310
BWX Technologies, Inc.	78,320	3,818,100
Fastenal Co.	187,670	8,169,275
Fortune Brands Home & Security, Inc.	55,870	3,644,958
Hexcel Corp.	148,380	7,832,980
JetBlue Airways Corp. (a)	325,920	7,440,754
Parker-Hannifin Corp.	42,510	6,793,949
Ritchie Bros. Auctioneers, Inc.	185,600	5,334,144
Roper Technologies, Inc.	28,790	6,665,749
The Middleby Corp. (a)	22,930	2,786,224
TransUnion (a)	97,720	4,232,253
United Rentals, Inc. (a)	43,810	4,937,825
XPO Logistics, Inc. (a)	73,290	4,736,733
		73,543,898
Information Technology (24.9%):
Activision Blizzard, Inc.	103,360	5,950,435
Black Knight Financial Services, Inc., Class A (a)	252,584	10,343,315
Criteo SA, ADR (a) (b)	56,480	2,770,344
Electronic Arts, Inc. (a)	61,810	6,534,553
Euronet Worldwide, Inc. (a)	136,131	11,893,766
FleetCor Technologies, Inc. (a)	14,890	2,147,287
Global Payments, Inc.	47,300	4,272,136
GoDaddy, Inc., Class A (a)	150,040	6,364,697
Lam Research Corp.	44,130	6,241,306
LogMeIn, Inc.	57,270	5,984,715
Marvell Technology Group Ltd.	376,660	6,222,423
Microchip Technology, Inc.	111,240	8,585,503
Nvidia Corp.	28,810	4,164,774
ServiceNow, Inc. (a)	27,720	2,938,320
Square, Inc., Class A (a)	89,590	2,101,781
The Ultimate Software Group, Inc. (a)	20,200	4,243,212
Vantiv, Inc. (a)	40,630	2,573,504
Western Digital Corp.	140,509	12,449,097
		105,781,168
Materials (1.7%):
Eagle Materials, Inc., Class A	77,900	7,199,518
Real Estate (2.3%):
Equinix, Inc.	22,386	9,607,176
Total Common Stocks (Cost $360,323,559)		409,856,560

See notes to financial statements.

9

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	1,398,592	$1,398,592
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	262,365	262,365
Total Collateral for Securities Loaned (Cost $1,660,957)		1,660,957
Total Investments (Cost $361,984,516) — 96.9%		411,517,517
Other assets in excess of liabilities — 3.1%		13,148,564
NET ASSETS — 100.00%		$424,666,081

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

10

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Auto Components (1.6%):
Delphi Automotive PLC	45,180	$3,960,027
Automobiles (1.2%):
Ferrari NV	33,820	2,909,196
Consumer Staples (4.9%):
Pinnacle Foods, Inc.	107,960	6,412,824
Post Holdings, Inc. (a)	69,690	5,411,429
		11,824,253
Energy (0.8%):
EOG Resources, Inc.	21,385	1,935,770
Financials (6.4%):
MSCI, Inc.	48,550	5,000,165
The Charles Schwab Corp.	132,870	5,708,095
The Progressive Corp.	108,210	4,770,979
		15,479,239
Health Care (15.3%):
Bluebird Bio, Inc. (a)	51,700	5,431,085
Celgene Corp. (a)	82,310	10,689,599
Edwards Lifesciences Corp. (a)	24,920	2,946,541
Illumina, Inc. (a)	19,500	3,383,640
Incyte Pharmaceuticals, Inc. (a)	24,750	3,116,273
Intuitive Surgical, Inc. (a)	4,440	4,153,043
UnitedHealth Group, Inc.	39,180	7,264,756
		36,984,937
Hotels, Restaurants & Leisure (7.1%):
Dunkin' Brands Group, Inc.	57,350	3,161,132
Hilton Worldwide Holdings, Inc.	66,800	4,131,580
Las Vegas Sands Corp.	65,950	4,213,546
Yum China Holdings, Inc. (a)	142,240	5,608,523
		17,114,781
Industrials (10.3%):
Fastenal Co.	128,400	5,589,252
Lockheed Martin Corp.	10,740	2,981,531
Parker-Hannifin Corp.	22,760	3,637,503
Roper Technologies, Inc.	15,840	3,667,435
Southwest Airlines Co.	83,160	5,167,562
United Rentals, Inc. (a)	35,800	4,035,018
		25,078,301
Internet & Direct Marketing Retail (7.7%):
Amazon.com, Inc. (a)	7,700	7,453,600
Netflix, Inc. (a)	25,530	3,814,437
The Priceline Group, Inc. (a)	3,940	7,369,849
		18,637,886

See notes to financial statements.

11

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Internet Software & Services (8.3%):
Alphabet, Inc., Class C (a)	11,101	$10,087,813
Facebook, Inc., Class A (a)	63,680	9,614,406
		19,702,219
IT Services (4.1%):
FleetCor Technologies, Inc. (a)	8,590	1,238,764
Visa, Inc., Class A	92,722	8,695,469
		9,934,233
Leisure Products (1.6%):
Hasbro, Inc.	35,390	3,946,339
Materials (1.3%):
The Dow Chemical Co.	50,770	3,202,064
Multiline Retail (0.9%):
Dollar Tree, Inc. (a)	29,410	2,056,347
Real Estate (1.9%):
Equinix, Inc.	10,834	4,649,519
Semiconductors & Semiconductor Equipment (7.7%):
Applied Materials, Inc.	11,820	488,284
Broadcom Ltd.	28,400	6,618,620
Lam Research Corp.	24,870	3,517,364
Marvell Technology Group Ltd.	144,730	2,390,940
Microchip Technology, Inc.	49,510	3,821,182
Nvidia Corp.	12,180	1,760,741
		18,597,131
Software (2.2%):
Activision Blizzard, Inc.	90,830	5,229,083
Specialty Retail (5.6%):
The Home Depot, Inc.	53,525	8,210,735
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	18,400	5,287,056
		13,497,791
Technology Hardware, Storage & Peripherals (8.2%):
Apple, Inc.	96,967	13,965,187
Western Digital Corp.	64,410	5,706,726
		19,671,913
Total Common Stocks (Cost $164,568,684)		234,411,029
Total Investments (Cost $164,568,684) — 97.1%		234,411,029
Other assets in excess of liabilities — 2.9%		7,010,557
NET ASSETS — 100.00%		$241,421,586

(a)  Non-income producing security.

PLC — Public Liability Co.

See notes to financial statements.

12

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Biotechnology (31.0%):
Aimmune Therapeutics, Inc. (a)	34,330	$705,825
Alkermes PLC (a)	23,930	1,387,222
Alnylam Pharmaceuticals, Inc. (a)	20,090	1,602,378
Amicus Therapeutics, Inc. (a)	383,150	3,858,320
Arbutus Biopharma Corp. (a)	94,970	341,892
Array BioPharma, Inc. (a)	72,710	608,583
Audentes Therapeutics, Inc. (a)	54,670	1,045,837
Avexis, Inc. (a)	12,990	1,067,258
Bluebird Bio, Inc. (a)	41,480	4,357,473
Blueprint Medicines Corp. (a)	39,720	2,012,612
Calithera Biosciences, Inc. (a)	76,540	1,136,619
Celgene Corp. (a)	25,650	3,331,166
Celyad SA, ADR (a)	20,340	862,416
Chimerix, Inc. (a)	160,360	873,962
Eagle Pharmaceuticals, Inc. (a) (b)	14,210	1,121,027
Editas Medicine, Inc. (a) (b)	33,180	556,760
Five Prime Therapeutics, Inc. (a)	34,720	1,045,419
G1 Therapeutics, Inc. (a)	36,340	633,770
Ignyta, Inc. (a)	406,460	4,206,860
Immune Design Corp. (a)	152,910	1,490,873
Incyte Pharmaceuticals, Inc. (a)	9,510	1,197,404
Insmed, Inc. (a)	24,400	418,704
Iovance Biotherapeutics, Inc. (a)	119,440	877,884
Kite Pharma, Inc. (a) (b)	18,480	1,915,822
Ligand Pharmaceuticals, Inc., Class B (a)	13,420	1,629,188
Loxo Oncology, Inc. (a)	47,400	3,801,006
Mersana Therapeutics, Inc. (a)	37,610	525,412
Merus NV (a)	30,640	485,644
Nivalis Therapeutics, Inc. (a)	59,604	143,646
Ovid Therapeutics, Inc. (a)	115,230	1,208,763
Prothena Corp. PLC (a) (b)	7,390	399,947
REGENXBIO, Inc. (a)	35,890	708,828
Sage Therapeutics, Inc. (a)	29,660	2,362,122
Spark Therapeutics, Inc. (a)	24,950	1,490,513
Tocagen, Inc. (a) (b)	61,320	737,680
Trillium Therapeutics, Inc. (a) (b)	105,430	463,892
Versartis, Inc. (a)	18,480	322,476
Vital Therapies, Inc. (a) (b)	150,940	437,726
Xencor, Inc. (a)	19,640	414,600
		51,787,529
Communications Equipment (7.1%):
Arista Networks, Inc. (a)	8,980	1,345,114
EMCORE Corp.	154,690	1,647,449
Lumentum Holdings, Inc. (a)	59,270	3,381,353
Nokia Corp., ADR	297,640	1,833,462

See notes to financial statements.

13

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Oclaro, Inc. (a) (b)	182,420	$1,703,803
Viavi Solutions, Inc. (a)	188,420	1,984,063
		11,895,244
Consumer Discretionary (5.1%):
Amazon.com, Inc. (a)	6,630	6,417,840
Blue Apron Holdings, Inc., Class A (a)	74,230	693,308
Netflix, Inc. (a)	9,060	1,353,655
		8,464,803
Electronic Equipment, Instruments & Components (1.9%):
II-VI, Inc. (a)	57,730	1,980,139
Orbotech Ltd. (a)	33,620	1,096,684
		3,076,823
Health Care Equipment & Supplies (0.2%):
Zosano Pharma Corp. (a) (b)	200,000	282,000
Health Care Technology (1.6%):
Veeva Systems, Inc. (a)	42,740	2,620,389
Industrials (0.9%):
Kratos Defense & Security Solutions, Inc. (a)	124,180	1,474,017
Internet Software & Services (18.9%):
Alphabet, Inc., Class C (a)	3,338	3,033,341
Angie's List, Inc. (a) (b)	109,980	1,406,644
Cornerstone OnDemand, Inc. (a)	64,140	2,293,005
Criteo SA, ADR (a)	33,800	1,657,890
Facebook, Inc., Class A (a)	55,220	8,337,115
GoDaddy, Inc., Class A (a)	50,600	2,146,452
LogMeIn, Inc.	34,644	3,620,297
Mindbody, Inc. (a)	37,860	1,029,792
MuleSoft, Inc., Class A (a) (b)	70,040	1,746,798
Okta, Inc. (a)	52,780	1,203,384
Pandora Media, Inc. (a)	187,100	1,668,932
The Trade Desk, Inc. (a)	46,370	2,323,601
Wix.com Ltd. (a)	16,870	1,174,152
		31,641,403
Life Sciences Tools & Services (1.1%):
Illumina, Inc. (a)	10,240	1,776,845
Pharmaceuticals (3.5%):
Aclaris Therapeutics, Inc. (a) (b)	31,930	865,942
Assembly Biosciences, Inc. (a)	17,740	366,331
GW Pharmaceuticals PLC, ADR (a) (b)	15,010	1,504,753
KemPharm, Inc. (a) (b)	100,000	400,000
MyoKardia, Inc. (a)	27,180	356,058
Neuroderm Ltd. (a)	30,450	910,455
Paratek Pharmaceuticals, Inc. (a)	22,960	553,336
Reata Pharmaceuticals, Inc. (a)	14,950	473,018
Revance Therapeutics, Inc. (a)	21,450	566,280
		5,996,173

See notes to financial statements.

14

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Real Estate (1.1%):
Cyrusone, Inc.	31,850	$1,775,638
Semiconductors & Semiconductor Equipment (10.9%):
Cavium, Inc. (a)	24,236	1,505,783
Cyberoptics Corp. (a) (b)	101,070	2,087,096
Cypress Semiconductor Corp.	211,580	2,888,066
Inphi Corp. (a)	28,480	976,864
Marvell Technology Group Ltd.	194,680	3,216,114
MaxLinear, Inc., Class A (a)	46,390	1,293,817
Monolithic Power Systems, Inc.	14,910	1,437,324
Silicon Laboratories, Inc. (a)	24,480	1,673,208
Tower Semiconductor Ltd. (a)	130,351	3,108,872
		18,187,144
Software (12.7%):
Activision Blizzard, Inc.	61,340	3,531,343
HubSpot, Inc. (a)	27,220	1,789,715
Paycom Software, Inc. (a)	41,040	2,807,546
Proofpoint, Inc. (a)	35,549	3,086,720
RingCentral, Inc., Class A (a)	100,490	3,672,909
Splunk, Inc. (a)	25,070	1,426,232
Take-Two Interactive Software (a)	22,860	1,677,467
The Ultimate Software Group, Inc. (a)	7,810	1,640,569
Zendesk, Inc. (a)	56,670	1,574,293
		21,206,794
Technology Hardware, Storage & Peripherals (3.0%):
Western Digital Corp.	56,390	4,996,154
Total Common Stocks (Cost $114,503,852)		165,180,956
Collateral for Securities Loaned (6.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	9,250,138	9,250,138
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	1,735,251	1,735,251
Total Collateral for Securities Loaned (Cost $10,985,389)		10,985,389
Total Investments (Cost $125,489,241) — 105.6%		176,166,345
Liabilities in excess of other assets — (5.6)%		(9,284,697)
NET ASSETS — 100.00%		$166,881,648

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

15

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Communications Equipment (1.5%):
Lumentum Holdings, Inc. (a)	17,291	$986,452
Consumer Discretionary (16.0%):
Blue Apron Holdings, Inc., Class A (a)	28,360	264,882
Bob Evans Farms, Inc.	16,340	1,173,701
Burlington Stores, Inc. (a)	7,962	732,424
Dave & Buster's Entertainment, Inc. (a)	12,680	843,347
Extended Stay America, Inc.	20,130	389,717
Five Below, Inc. (a)	12,606	622,358
Grand Canyon Education, Inc. (a)	15,471	1,213,081
LCI Industries	6,000	614,400
Lithia Motors, Inc.	7,899	744,323
Ollie's Bargain Outlet Holdings, Inc. (a)	14,937	636,316
Planet Fitness, Inc., Class A	32,520	759,017
Red Rock Resorts, Inc., Class A	34,292	807,577
Steven Madden Ltd. (a)	16,143	644,913
The Wendy's Co.	49,660	770,227
		10,216,283
Consumer Staples (2.7%):
Hostess Brands, Inc. (a)	66,420	1,069,362
Nomad Foods, Ltd. (a)	46,730	659,360
		1,728,722
Electronic Equipment, Instruments & Components (2.1%):
Littelfuse, Inc.	4,347	717,255
Orbotech Ltd. (a)	18,990	619,454
		1,336,709
Energy (0.9%):
Diamondback Energy, Inc. (a)	4,181	371,315
US Silica Holdings, Inc.	5,274	187,174
		558,489
Financials (6.5%):
Evercore Partners, Inc., Class A	8,330	587,265
Home BancShares, Inc.	23,760	591,624
LendingTree, Inc. (a) (b)	4,479	771,284
Primerica, Inc.	4,400	333,300
Texas Capital Bancshares, Inc. (a)	4,970	384,678
Walker & Dunlop, Inc. (a)	12,330	602,074
Webster Financial Corp.	7,510	392,172
Western Alliance BanCorp (a)	11,481	564,865
		4,227,262
Health Care (23.2%):
Amedisys, Inc. (a)	13,814	867,657
Amicus Therapeutics, Inc. (a)	75,684	762,138
AtriCure, Inc. (a)	25,052	607,511
Bluebird Bio, Inc. (a)	9,087	954,589

See notes to financial statements.

16

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Blueprint Medicines Corp. (a)	10,618	$538,014
Celyad SA, ADR (a)	6,666	282,638
Eagle Pharmaceuticals, Inc. (a) (b)	7,420	585,364
Exact Sciences Corp. (a)	16,500	583,605
Five Prime Therapeutics, Inc. (a)	12,165	366,288
GW Pharmaceuticals PLC, ADR (a) (b)	5,710	572,428
Ignyta, Inc. (a)	61,081	632,188
Immune Design Corp. (a) (b)	33,772	329,277
Integra LifeSciences Holdings Corp. (a)	11,820	644,308
Iovance Biotherapeutics, Inc. (a)	45,722	336,057
Irhythm Technologies, Inc. (a)	3,920	166,561
Kite Pharma, Inc. (a)	7,716	799,918
Ligand Pharmaceuticals, Inc., Class B (a)	5,787	702,542
Loxo Oncology, Inc. (a)	14,526	1,164,840
NuVasive, Inc. (a)	10,510	808,429
NxStage Medical, Inc. (a)	21,629	542,239
Sage Therapeutics, Inc. (a)	7,991	636,403
Spark Therapeutics, Inc. (a)	7,485	447,154
Vital Therapies, Inc. (a) (b)	44,537	129,157
WellCare Health Plans, Inc. (a)	5,041	905,162
Wright Medical Group NV (a)	20,580	565,744
		14,930,211
Industrials (12.3%):
Apogee Enterprises, Inc. (b)	14,710	836,116
Azul SA, ADR (a)	33,550	707,234
Beacon Roofing Supply, Inc. (a)	21,140	1,035,860
BWX Technologies, Inc.	11,520	561,600
H&E Equipment Services, Inc.	30,600	624,546
HEICO Corp., Class A	13,662	847,727
Hexcel Corp.	14,564	768,834
MSC Industrial Direct Co., Inc., Class A	8,800	756,448
Ritchie Bros. Auctioneers, Inc. (b)	18,482	531,173
WageWorks, Inc. (a)	8,740	587,328
Welbilt, Inc. (a)	38,740	730,249
		7,987,115
Internet Software & Services (4.8%):
Cornerstone OnDemand, Inc. (a)	10,682	381,882
LogMeIn, Inc.	11,320	1,182,940
Mindbody, Inc. (a)	26,570	722,704
Wix.com Ltd. (a)	12,260	853,296
		3,140,822
IT Services (8.3%):
Black Knight Financial Services, Inc., Class A (a)	26,735	1,094,798
Euronet Worldwide, Inc. (a)	13,607	1,188,844
InterXion Holding NV (a)	24,174	1,106,686
Square, Inc., Class A (a)	29,920	701,923
WEX, Inc. (a)	5,000	521,350
WNS Holdings Ltd., ADR (a)	21,678	744,856
		5,358,457

See notes to financial statements.

17

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Materials (3.6%):
Ashland Global Holdings, Inc.	9,620	$634,054
Eagle Materials, Inc., Class A	7,490	692,226
Ferro Corp. (a)	28,400	519,436
The Chemours Co.	12,940	490,685
		2,336,401
Semiconductors & Semiconductor Equipment (6.3%):
Cavium, Inc. (a)	11,612	721,454
Cypress Semiconductor Corp.	39,800	543,270
MKS Instruments, Inc.	6,240	419,952
Monolithic Power Systems, Inc.	8,928	860,659
Tower Semiconductor Ltd. (a)	66,463	1,585,142
		4,130,477
Software (9.9%):
Fair Isaac Corp.	6,150	857,372
Proofpoint, Inc. (a)	19,787	1,718,105
RingCentral, Inc., Class A (a)	54,589	1,995,228
Take-Two Interactive Software (a)	12,206	895,676
The Ultimate Software Group, Inc. (a)	4,097	860,616
		6,326,997
Total Common Stocks (Cost $48,274,055)		63,264,397
Collateral for Securities Loaned (3.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	1,947,469	1,947,469
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	365,330	365,330
Total Collateral for Securities Loaned (Cost $2,312,799)		2,312,799
Total Investments (Cost $50,586,854) — 101.7%		65,577,196
Liabilities in excess of other assets — (1.7)%		(1,075,520)
NET ASSETS — 100.00%		$64,501,676

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

18

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
ASSETS:
Investments, at value (Cost $1,628,372,694, $354,266,844 and $361,984,516)	$2,203,679,089 (a)	$481,715,838 (b)	$411,517,517 (c)
Cash and cash equivalents	34,900,473	10,434,859	12,340,472
Interest and dividends receivable	401,514	237,483	212,943
Receivable for capital shares issued	2,321,218	214,361	634,313
Receivable for investments sold	9,605,665	9,720,088	3,388,114
Receivable from Adviser	150,339	74,321	67,694
Prepaid expenses	65,975	54,814	57,673
Total Assets	2,251,124,273	502,451,764	428,218,726
LIABILITIES:
Collateral for Securities Loaned	109,316,200	13,003,494	1,660,957
Payable for investments purchased	10,500,332	6,686,289	1,265,603
Payable for capital shares redeemed	3,287,587	398,336	222,811
Accrued expenses and other payables:
Investment advisory fees	1,653,034	401,894	299,117
Administration fees	106,934	25,243	22,088
Custodian fees	752	4,938	—
Transfer agent fees	434,907	100,787	47,911
12b-1 fees	58,927	40,246	34,158
Other accrued expenses	204,527	11,202	—
Total Liabilities	125,563,200	20,672,429	3,552,645
NET ASSETS:
Capital	1,647,389,299	297,735,729	390,191,331
Accumulated net investment income (loss)	(4,218,472)	(1,741,053)	(621,507)
Accumulated net realized gains (losses) from investments	(92,916,149)	58,335,665	(14,436,744)
Net unrealized appreciation on investments	575,306,395	127,448,994	49,533,001
Net Assets	$2,125,561,073	$481,779,335	$424,666,081
Net Assets
Class A Shares	$510,119,443	$152,410,257	$230,176,376
Class C Shares	13,087,275	57,950,431	24,075,779
Class R Shares	6,168,494	1,503,543	1,530,501
Class R6 Shares	—	55,592	1,627,681
Class Y Shares	1,596,185,861	269,859,512	167,255,744
Total	$2,125,561,073	$481,779,335	$424,666,081
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	6,643,615	3,113,862	9,840,936
Class C Shares	189,468	1,309,027	1,137,300
Class R Shares	85,323	33,826	69,628
Class R6 Shares	—	1,106	67,633
Class Y Shares	20,210,405	5,373,244	6,952,558
Total	27,128,811	9,831,065	18,068,055
Net asset value, offering (except Class A Shares) and redemption price per share: (d)
Class A Shares	$76.78	$48.95	$23.39
Class C Shares (e)	$69.07	$44.27	$21.17
Class R Shares	$72.30	$44.45	$21.98
Class R6 Shares	—	$50.25	$24.07
Class Y Shares	$78.98	$50.22	$24.06
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$81.46	$51.94	$24.82

(a)  Includes $106,709,783 of securities on loan.

(b)  Includes $12,744,522 of securities on loan.

(c)  Includes $1,662,795 of securities on loan.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(e)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

19

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $164,568,684, $125,489,241 and $50,586,854)	$234,411,029	$176,166,345 (a)	$65,577,196 (b)
Cash and cash equivalents	2,052,649	437,670	1,268,757
Interest and dividends receivable	101,946	94,608	11,953
Receivable for capital shares issued	12,246	31,842	1,352
Receivable for investments sold	5,643,134	2,822,994	291,790
Reclaims receivable	—	3,481	—
Receivable from Adviser	52,642	—	23,749
Prepaid expenses	40,300	38,140	36,570
Total Assets	242,313,946	179,595,080	67,211,367
LIABILITIES:
Collateral for Securities Loaned	—	10,985,389	2,312,799
Payable for investments purchased	661,255	1,354,377	319,881
Payable for capital shares redeemed	6,760	183,249	2,155
Payable to Adviser	—	1,827	—
Accrued expenses and other payables:
Investment advisory fees	151,381	137,182	39,471
Administration fees	12,600	8,206	21,660
Custodian fees	3,130	6,488	2,826
Transfer agent fees	22,276	11,440	2,162
12b-1 fees	24,776	18,203	6,911
Other accrued expenses	10,182	7,071	1,826
Total Liabilities	892,360	12,713,432	2,709,691
NET ASSETS:
Capital	166,667,532	97,517,150	46,760,398
Accumulated net investment income (loss)	24,215	(1,054,949)	(158,346)
Accumulated net realized gains from investments	4,887,494	19,742,343	2,909,282
Net unrealized appreciation on investments	69,842,345	50,677,104	14,990,342
Net Assets	$241,421,586	$166,881,648	$64,501,676
Net Assets
Class A Shares	$206,044,915	$126,025,097	$58,933,250
Class C Shares	7,539,942	11,335,614	463,453
Class R Shares	921,616	1,619,481	3,333,439
Class Y Shares	26,915,113	27,901,456	1,771,534
Total	$241,421,586	$166,881,648	$64,501,676
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	10,801,377	5,881,917	3,476,569
Class C Shares	449,622	620,957	51,112
Class R Shares	51,453	83,932	228,444
Class Y Shares	1,372,921	1,238,417	102,906
Total	12,675,373	7,825,223	3,859,031
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$19.08	$21.43	$16.95
Class C Shares (c)	$16.77	$18.26	$9.07
Class R Shares	$17.91	$19.30	$14.59
Class Y Shares	$19.60	$22.53	$17.22
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$20.24	$22.74	$17.98

(a)  Includes $10,528,674 of securities on loan.

(b)  Includes $2,245,421 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

20

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Investment Income:
Dividend income	$7,515,121	$1,572,484	$1,874,264
Interest income	106,367	21,781	17,036
Securities lending income	261,984	65,905	1,802
Foreign tax withholding	(47,124)	(18,609)	(15,419)
Total Income	7,836,348	1,641,561	1,877,683
Expenses:
Investment advisory fees	9,498,946	2,504,068	1,839,141
Administration fees	609,293	152,674	132,265
12b-1 fees — Class A Shares	610,465	199,404	294,654
12b-1 fees — Class C Shares	65,825	304,377	122,990
12b-1 fees — Class R Shares	14,695	3,752	3,837
Custodian fees	41,274	16,012	8,896
Transfer agent fees	61,672	18,208	13,128
Transfer agent fees — Class A Shares	369,359	114,624	81,162
Transfer agent fees — Class C Shares	9,136	41,242	17,356
Transfer agent fees — Class R Shares	4,699	2,740	1,701
Transfer agent fees — Class R6 Shares	—	3	3
Transfer agent fees — Class Y Shares	1,077,443	145,093	102,328
Trustees' fees	65,367	17,758	12,872
Chief Compliance Officer fees	4,843	1,267	1,079
Legal and audit fees	60,872	17,702	16,413
State registration and filing fees	45,708	46,383	46,716
Commitment fees on line of credit	3,986	458	368
Other expenses	253,166	33,869	22,049
Total Expenses	12,796,749	3,619,634	2,716,958
Expenses waived/reimbursed by Adviser	(741,929)	(237,020)	(217,768)
Net Expenses	12,054,820	3,382,614	2,499,190
Net Investment Loss	(4,218,472)	(1,741,053)	(621,507)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	158,387,304	39,315,193	15,684,681
Net change in unrealized appreciation/depreciation on investments	171,397,559	4,923,680	25,560,477
Net realized/unrealized gains on investments	329,784,863	44,238,873	41,245,158
Change in net assets resulting from operations	$325,566,391	$42,497,820	$40,623,651

See notes to financial statements.

21

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Investment Income:
Dividend income	$1,314,063	$216,570	$226,849
Interest income	4,118	6,534	3,128
Securities lending income	610	75,306	4,941
Foreign tax withholding	—	(1,068)	(1,044)
Total Income	1,318,791	297,342	233,874
Expenses:
Investment advisory fees	881,295	770,320	227,057
Administration fees	71,863	46,931	18,449
12b-1 fees — Class A Shares	249,592	145,788	69,033
12b-1 fees — Class C Shares	40,556	54,613	2,212
12b-1 fees — Class R Shares	2,638	3,867	7,751
Custodian fees	7,240	9,148	969
Transfer agent fees	8,395	4,648	1,901
Transfer agent fees — Class A Shares	100,367	61,464	25,296
Transfer agent fees — Class C Shares	6,320	6,232	—
Transfer agent fees — Class R Shares	1,259	1,422	2,847
Transfer agent fees — Class Y Shares	16,457	10,105	—
Trustees' fees	8,238	5,230	2,098
Chief Compliance Officer fees	564	376	143
Legal and audit fees	14,018	7,808	5,171
State registration and filing fees	30,477	29,290	36,288
Commitment fees on line of credit	184	133	51
Other expenses	8,224	21,326	2,648
Total Expenses	1,447,687	1,178,701	401,914
Expenses waived/reimbursed by Adviser	(153,111)	(14,324)	(9,694)
Net Expenses	1,294,576	1,164,377	392,220
Net Investment Income (Loss)	24,215	(867,035)	(158,346)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	8,856,854	16,008,242	5,008,193
Net change in unrealized appreciation/depreciation on investments	25,880,417	15,572,959	4,988,053
Net realized/unrealized gains on investments	34,737,271	31,581,201	9,996,246
Change in net assets resulting from operations	$34,761,486	$30,714,166	$9,837,900

See notes to financial statements.

22

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(4,218,472)	$(14,215,386)	$(1,741,053)	$(4,088,556)	$(621,507)	$(1,192,323)
Net realized gains/ losses from investment transactions	158,387,304	(178,468,870)	39,315,193	32,875,390	15,684,681	3,641,510
Net change in unrealized appreciation/ depreciation on investments	171,397,559	173,937,413	4,923,680	(595,817)	25,560,477	18,418,305
Change in net assets resulting from operations	325,566,391	(18,746,843)	42,497,820	28,191,017	40,623,651	20,867,492
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	— (a)	—	—	—
Class Y Shares	—	(159,666)	—	—	—	—
From net realized gains:
Class A Shares	—	—	—	(5,593,124)	—	—
Class C Shares	—	—	—	(2,251,219)	—	—
Class R Shares	—	—	—	(50,214)	—	—
Class R6 Shares (b)	—	—	—	(1,592)	—	—
Class Y Shares	—	—	—	(9,129,051)	—	—
Change in net assets resulting from distributions to shareholders	—	(159,666)	—	(17,025,200)	—	—
Change in net assets resulting from capital transactions	(79,205,464)	(472,243,312)	(84,845,236)	(212,583,450)	(42,114,338)	6,690,440
Change in net assets	246,360,927	(491,149,821)	(42,347,416)	(201,417,633)	(1,490,687)	27,557,932
Net Assets:
Beginning of period	1,879,200,146	2,370,349,967	524,126,751	725,544,384	426,156,768	398,598,836
End of period	$2,125,561,073	$1,879,200,146	$481,779,335	$524,126,751	$424,666,081	$426,156,768
Accumulated net investment income (loss)	$(4,218,472)	$—	$(1,741,053)	$—	$(621,507)	$—

(a)  Rounds to less than $1.

(b)  RS Select Growth Fund and RS Mid Cap Growth Fund, Class R6 Shares, commenced operations on November 15, 2016.
See notes to financial statements.

23

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$24,633,284	$74,642,776	$6,843,534	$17,679,794	$17,390,805	$66,593,927
Distributions reinvested	—	—	— (a)	5,252,990	—	—
Cost of shares redeemed	(75,198,809)	(339,979,758)	(38,858,351)	(94,508,199)	(40,392,059)	(42,419,551)
Total Class A Shares	$(50,565,525)	$(265,336,982)	$(32,014,817)	$(71,575,415)	$(23,001,254)	$24,174,376
Class C Shares
Proceeds from shares issued	$257,147	$562,665	$1,402,702	$4,845,795	$1,439,181	$4,861,959
Distributions reinvested	—	—	—	2,029,482	—	—
Cost of shares redeemed	(2,300,834)	(7,765,536)	(12,231,279)	(27,012,920)	(4,180,817)	(8,112,357)
Total Class C Shares	$(2,043,687)	$(7,202,871)	$(10,828,577)	$(20,137,643)	$(2,741,636)	$(3,250,398)
Class R Shares
Proceeds from shares issued	$890,164	$2,319,434	$285,483	$714,949	$104,657	$223,291
Distributions reinvested	—	—	—	23,793	—	—
Cost of shares redeemed	(1,025,976)	(2,246,833)	(340,956)	(1,180,509)	(197,095)	(562,431)
Total Class R Shares	$(135,812)	$72,601	$(55,473)	$(441,767)	$(92,438)	$(339,140)
Class R6 Shares (b)
Proceeds from shares issued	$—	$—	$—	$50,000	$1,481,539	$58,842
Distributions reinvested	—	—	—	1,592	—	—
Cost of shares redeemed	—	—	—	—	(3,453)	—
Total Class R6 Shares	$—	$—	$—	$51,592	$1,478,086	$58,842
Class Y Shares
Proceeds from shares issued	$184,295,007	$461,815,645	$27,931,270	$73,336,136	$26,663,557	$74,553,597
Distributions reinvested	—	154,220	—	8,259,864	—	—
Cost of shares redeemed	(210,755,447)	(661,745,925)	(69,877,640)	(202,076,217)	(44,420,653)	(88,506,837)
Total Class Y Shares	$(26,460,440)	$(199,776,060)	$(41,946,369)	$(120,480,217)	$(17,757,096)	$(13,953,240)
Change in net assets resulting from capital transactions	$(79,205,464)	$(472,243,312)	$(84,845,236)	$(212,583,450)	$(42,114,338)	$6,690,440

(continues on next page)

See notes to financial statements.

24

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	339,212	1,295,034	144,627	420,186	771,005	3,250,722
Reinvested	—	— (a)	— (a)	116,423	—	—
Redeemed	(1,062,891)	(5,780,858)	(823,615)	(2,207,784)	(1,770,389)	(2,092,940)
Total Class A Shares	(723,679)	(4,485,824)	(678,988)	(1,671,175)	(999,384)	1,157,782
Class C Shares
Issued	4,061	10,683	32,835	124,159	69,965	265,439
Reinvested	—	—	—	49,536	—	—
Redeemed	(35,629)	(144,104)	(284,960)	(684,879)	(203,044)	(434,538)
Total Class C Shares	(31,568)	(133,421)	(252,125)	(511,184)	(133,079)	(169,099)
Class R Shares
Issued	13,235	41,427	6,589	18,288	4,932	11,883
Reinvested	—	—	—	579	—	—
Redeemed	(15,067)	(39,814)	(7,871)	(29,920)	(9,267)	(28,482)
Total Class R Shares	(1,832)	1,613	(1,282)	(11,053)	(4,335)	(16,599)
Class R6 Shares (b)
Issued	—	—	—	1,072	65,031	2,749
Reinvested	—	—	—	34	—	—
Redeemed	—	—	—	—	(147)	—
Total Class R6 Shares	—	—	—	1,106	64,884	2,749
Class Y Shares
Issued	2,509,217	7,603,249	578,494	1,700,418	1,148,022	3,666,097
Reinvested	—	2,292	—	178,669	—	—
Redeemed	(2,865,568)	(10,815,994)	(1,444,602)	(4,701,675)	(1,911,035)	(4,302,319)
Total Class Y Shares	(356,351)	(3,210,453)	(866,108)	(2,822,588)	(763,013)	(636,222)
Change in Shares	(1,113,430)	(7,828,085)	(1,798,503)	(5,014,894)	(1,834,927)	338,611

(a)  Rounds to less than 1.

(b)  RS Select Growth Fund and RS Mid Cap Growth Fund, Class R6 Shares, commenced operations on November 15, 2016.

See notes to financial statements.

25

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$24,215	$(218,381)	$(867,035)	$(1,709,998)	$(158,346)	$(538,868)
Net realized gains/losses from investment transactions	8,856,854	13,852,411	16,008,242	20,854,923	5,008,193	(1,306,992)
Net change in unrealized appreciation/ depreciation on investments	25,880,417	(9,232,356)	15,572,959	(2,542,532)	4,988,053	1,425,542
Change in net assets resulting from operations	34,761,486	4,401,674	30,714,166	16,602,393	9,837,900	(420,318)
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	—	—	—
Class C Shares	—	—	(100)	—	—	—
From net realized gains:
Class A Shares	—	(14,890,807)	—	(12,189,847)	—	—
Class C Shares	—	(747,028)	—	(1,387,321)	—	—
Class R Shares	—	(86,415)	—	(175,664)	—	—
Class Y Shares	—	(2,836,280)	—	(2,153,003)	—	—
Change in net assets resulting from distributions to shareholders	—	(18,560,530)	(100)	(15,905,835)	—	—
Change in net assets resulting from capital transactions	(17,908,694)	(16,132,664)	66,811	(13,653,749)	(2,609,288)	(15,129,862)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	—	—	992	—	28,510
Change in net assets	16,852,792	(30,291,520)	30,780,877	(12,956,199)	7,228,612	(15,521,670)
Net Assets:
Beginning of period	224,568,794	254,860,314	136,100,771	149,056,970	57,273,064	72,794,734
End of period	$241,421,586	$224,568,794	$166,881,648	$136,100,771	$64,501,676	$57,273,064
Accumulated net investment income (loss)	$24,215	$—	$(1,054,949)	$(187,814)	$(158,346)	$—

See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,151,075	$6,559,586	$8,666,312	$11,766,502	$1,482,416	$2,195,251
Distributions reinvested	—	14,350,315	—	11,833,695	—	—
Cost of shares redeemed	(16,517,990)	(23,631,592)	(11,016,911)	(28,942,978)	(3,601,390)	(14,625,721)
Total Class A Shares	$(13,366,915)	$(2,721,691)	$(2,350,599)	$(5,342,781)	$(2,118,974)	$(12,430,470)
Class C Shares
Proceeds from shares issued	$442,114	$992,240	$298,395	$625,137	$15,961	$36,255
Distributions reinvested	1,569	492,203	—	1,151,210	—	—
Cost of shares redeemed	(2,587,020)	(3,899,914)	(1,474,937)	(2,378,136)	(31,964)	(233,004)
Total Class C Shares	$(2,143,337)	$(2,415,471)	$(1,176,542)	$(601,789)	$(16,003)	$(196,749)
Class R Shares
Proceeds from shares issued	$127,136	$370,486	$141,803	$197,997	$265,315	$389,713
Distributions reinvested	—	86,415	—	175,664	—	—
Cost of shares redeemed	(414,502)	(308,534)	(223,205)	(255,061)	(381,769)	(1,084,561)
Total Class R Shares	$(287,366)	$148,367	$(81,402)	$118,600	$(116,454)	$(694,848)
Class Y Shares
Proceeds from shares issued	$5,362,430	$18,197,838	$7,461,747	$6,719,746	$112,958	$571,206
Distributions reinvested	—	2,658,043	—	1,909,667	—	—
Cost of shares redeemed	(7,473,506)	(31,999,750)	(3,786,393)	(16,457,192)	(470,815)	(2,379,001)
Total Class Y Shares	$(2,111,076)	$(11,143,869)	$3,675,354	$(7,827,779)	$(357,857)	$(1,807,795)
Change in net assets resulting from capital transactions	$(17,908,694)	$(16,132,664)	$66,811	$(13,653,749)	$(2,609,288)	$(15,129,862)

(continues on next page)

See notes to financial statements.

27

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	173,817	381,491	437,996	692,862	93,429	164,308
Reinvested	— (a)	864,997	—	669,705	—	—
Redeemed	(922,003)	(1,361,414)	(562,128)	(1,650,877)	(230,273)	(1,096,248)
Total Class A Shares	(748,186)	(114,926)	(124,132)	(288,310)	(136,844)	(931,940)
Class C Shares
Issued	27,148	66,334	17,597	40,516	1,967	4,891
Reinvested	107	33,597	—	76,138	—	—
Redeemed	(162,323)	(249,811)	(87,287)	(157,891)	(3,765)	(32,663)
Total Class C Shares	(135,068)	(149,880)	(69,690)	(41,237)	(1,798)	(27,772)
Class R Shares
Issued	7,476	22,487	7,980	12,573	19,189	34,908
Reinvested	—	5,529	—	11,014	—	—
Redeemed	(24,100)	(18,717)	(12,334)	(15,788)	(28,318)	(94,447)
Total Class R Shares	(16,624)	9,299	(4,354)	7,799	(9,129)	(59,539)
Class Y Shares
Issued	293,917	1,020,693	368,164	370,687	6,933	42,570
Reinvested	—	156,080	—	102,892	—	—
Redeemed	(408,659)	(1,832,752)	(182,408)	(937,482)	(29,438)	(181,416)
Total Class Y Shares	(114,742)	(655,979)	185,756	(463,903)	(22,505)	(138,846)
Change in Shares	(1,014,620)	(911,486)	(12,420)	(785,651)	(170,276)	(1,158,097)

See notes to financial statements.

28

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$65.31	$64.73	$65.53	$63.68	$46.71	$40.70
Investment Activities:
Net investment income (loss) (a)	(0.22)	(0.55)	(0.74)	(0.71)	(0.64)	(0.43)
Net realized and unrealized gains on investments	11.69	1.13	0.80	6.64	23.37	6.44
Total from Investment Activities	11.47	0.58 (b)	0.06	5.93	22.73	6.01
Distributions to Shareholders:
Net investment income	—	—	—	(0.57)	(0.86)	—
Net realized gains from investments	—	—	(0.86)	(3.51)	(4.90)	—
Total Distributions to Shareholders	—	—	(0.86)	(4.08)	(5.76)	—
Net Asset Value, End of Period	$76.78	$65.31	$64.73	$65.53	$63.68	$46.71
Total Return (excludes sales charge) (c)	17.56%	0.90%	0.08%	9.36%	49.22%	14.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$510,119	$481,125	$767,304	$618,656	$499,282	$523,193
Ratio of net expenses to average net assets (d)	1.40%	1.40%	1.40%	1.38%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (d)	(0.62)%	(0.92)%	(1.07)%	(1.12)%	(1.12)%	(0.94)%
Ratio of gross expenses to average net assets (d) (e)	1.47%	1.45%	1.41%	1.42%	1.41%	1.48%
Portfolio turnover (c) (f)	39%	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

29

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$58.97	$58.90	$60.15	$58.84	$43.78	$38.38
Investment Activities:
Net investment income (loss) (a)	(0.44)	(0.90)	(1.15)	(1.09)	(1.09)	(0.66)
Net realized and unrealized gains on investments	10.54	0.97	0.76	6.08	21.79	6.06
Total from Investment Activities	10.10	0.07 (b)	(0.39)	4.99	20.70	5.40
Distributions to Shareholders:
Net investment income	—	—	—	(0.17)	(0.74)	—
Net realized gains from investments	—	—	(0.86)	(3.51)	(4.90)	—
Total Distributions to Shareholders	—	—	(0.86)	(3.68)	(5.64)	—
Net Asset Value, End of Period	$69.07	$58.97	$58.90	$60.15	$58.84	$43.78
Total Return (excludes contingent deferred sales charge) (c)	17.13%	0.12%	(0.67)%	8.52%	47.86%	14.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,087	$13,035	$20,878	$11,792	$6,608	$1,881
Ratio of net expenses to average net assets (d)	2.16%	2.16%	2.16%	2.15%	2.27%	1.97%
Ratio of net investment income (loss) to average net assets (d)	(1.39)%	(1.67)%	(1.67)%	(1.88)%	(1.98)%	(1.56)%
Ratio of gross expenses to average net assets (d) (e)	2.27%	2.22%	2.22%	2.29%	2.32%	2.10%
Portfolio turnover (c) (f)	39%	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$61.63	$61.27	$62.28	$60.77	$44.85	$39.29
Investment Activities:
Net investment income (loss) (a)	(0.36)	(0.68)	(0.93)	(0.94)	(0.90)	(0.64)
Net realized and unrealized gains on investments	11.03	1.04	0.78	6.29	22.38	6.20
Total from Investment Activities	10.67	0.36 (b)	(0.15)	5.35	21.48	5.56
Distributions to Shareholders:
Net investment income	—	—	—	(0.33)	(0.66)	—
Net realized gains from investments	—	—	(0.86)	(3.51)	(4.90)	—
Total Distributions to Shareholders	—	—	(0.86)	(3.84)	(5.56)	—
Net Asset Value, End of Period	$72.30	$61.63	$61.27	$62.28	$60.77	$44.85
Total Return (c)	17.31%	0.59%	(0.26)%	8.86%	48.45%	14.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,168	$5,371	$5,241	$2,621	$1,782	$1,056
Ratio of net expenses to average net assets (d)	1.86%	1.70%	1.75%	1.84%	1.87%	1.88%
Ratio of net investment income (loss) to average net assets (d)	(1.08)%	1.20%	(1.41)%	(1.58)%	(1.62)%	(1.46)%
Ratio of gross expenses to average net assets (d) (e)	1.86%	1.70%	1.75%	1.88%	1.92%	2.01%
Portfolio turnover (c) (f)	39%	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

31

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$67.08	$66.32	$67.04	$65.06	$47.65	$41.38
Investment Activities:
Net investment income (loss) (a)	(0.13)	(0.39)	(0.56)	(0.54)	(0.52)	(0.24)
Net realized and unrealized gains on investments	12.03	1.16	0.81	6.79	23.90	6.51
Total from Investment Activities	11.90	0.77 (b)	0.25	6.25	23.38	6.27
Distributions to Shareholders:
Net investment income	—	(0.01)	(0.11)	(0.76)	(1.07)	—
Net realized gains from investments	—	—	(0.86)	(3.51)	(4.90)	—
Total Distributions to Shareholders	—	(0.01)	(0.97)	(4.27)	(5.97)	—
Net Asset Value, End of Period	$78.98	$67.08	$66.32	$67.04	$65.06	$47.65
Total Return (c)	17.74%	1.16%	0.36%	9.65%	49.63%	15.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,596,186	$1,379,669	$1,576,927	$504,974	$285,659	$92,121
Ratio of net expenses to average net assets (d)	1.13%	1.13%	1.13%	1.11%	1.11%	1.01%
Ratio of net investment income (loss) to average net assets (d)	(0.34)%	(0.64)%	(0.79)%	(0.84)%	(0.85)%	(0.52)%
Ratio of gross expenses to average net assets (d) (e)	1.21%	1.21%	1.18%	1.13%	1.17%	1.14%
Portfolio turnover (c) (f)	39%	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$45.04	$43.54	$47.80	$49.57	$36.52	$30.79
Investment Activities:
Net investment income (loss) (a)	(0.17)	(0.32)	(0.41)	(0.52)	(0.50)	(0.25)
Net realized and unrealized gains on investments	4.08	3.30	0.24	1.08	14.27	5.98
Total from Investment Activities	3.91	2.98	(0.17)	0.56	13.77	5.73
Distributions to Shareholders:
Net realized gains from investments	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Total Distributions to Shareholders	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Net Asset Value, End of Period	$48.95	$45.04	$43.54	$47.80	$49.57	$36.52
Total Return (excludes sales charge) (b)	8.68%	6.85%	(0.38)%	1.16%	37.79%	18.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$152,410	$170,825	$238	$284,499	$438,084	$192,954
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.38%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (c)	(0.74)%	(0.74)%	(0.84)%	(1.08)%	(1.14)%	(0.72)%
Ratio of gross expenses to average net assets (c) (d)	1.51%	1.47%	1.44%	1.43%	1.45%	1.55%
Portfolio turnover (b) (e)	35%	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

33

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$40.89	$39.97	$44.57	$46.73	$34.74	$29.51
Investment Activities:
Net investment income (loss) (a)	(0.33)	(0.60)	(0.74)	(0.83)	(0.82)	(0.47)
Net realized and unrealized gains on investments	3.71	3.00	0.23	1.00	13.53	5.70
Total from Investment Activities	3.38	2.40	(0.51)	0.17	12.71	5.23
Distributions to Shareholders:
Net realized gains from investments	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Total Distributions to Shareholders	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Net Asset Value, End of Period	$44.27	$40.89	$39.97	$44.57	$46.73	$34.74
Total Return (excludes contingent deferred sales charge) (b)	8.24%	6.04%	(1.17)%	0.39%	36.67%	17.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,950	$63,841	$83	$86,025	$88,208	$21,322
Ratio of net expenses to average net assets (c)	2.18%	2.18%	2.18%	2.16%	2.16%	2.15%
Ratio of net investment income (loss) to average net assets (c)	(1.52)%	(1.52)%	(1.62)%	(1.85)%	(1.964)%	(1.43)%
Ratio of gross expenses to average net assets (c) (d)	2.26%	2.23%	2.20%	2.25%	2.26%	2.35%
Portfolio turnover (b) (e)	35%	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$41.00	$39.93	$44.40	$46.38	$34.43	$29.30
Investment Activities:
Net investment income (loss) (a)	(0.27)	(0.46)	(0.59)	(0.71)	(0.71)	(0.57)
Net realized and unrealized gains on investments	3.72	3.01	0.21	1.06	13.38	5.70
Total from Investment Activities	3.45	2.55	(0.38)	—	12.67	5.13
Distributions to Shareholders:
Net realized gains from investments	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Total Distributions to Shareholders	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Net Asset Value, End of Period	$44.45	$41.00	$39.93	$44.40	$46.38	$34.43
Total Return (b)	8.41%	6.39%	(0.88)%	0.78%	36.89%	17.51%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,504	$1,440	$2	$1,239	$1,052	$302
Ratio of net expenses to average net assets (c)	1.91%	1.82%	1.90%	1.89%	1.92%	2.31%
Ratio of net investment income (loss) to average net assets (c)	(1.26)%	(1.17)%	(1.30)%	(1.57)%	(1.71)%	(1.75)%
Ratio of gross expenses to average net assets (c) (d)	2.51%	1.82%	1.90%	1.97%	2.02%	2.51%
Portfolio turnover (b) (e)	35%	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

35

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class R6 Shares
	Six Months Ended June 30, 2017	Period Ended December 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$46.16	$46.65
Investment Activities:
Net investment income (loss) (b)	(0.10)	(0.03)
Net realized and unrealized gains on investments	4.19	1.02
Total from Investment Activities	4.09	0.99
Distributions to Shareholders:
Net realized gains from investments	—	(1.48)
Total Distributions to Shareholders	—	(1.48)
Net Asset Value, End of Period	$50.25	$46.16
Total Return (c)	8.84%	2.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$56	$51
Ratio of net expenses to average net assets (d)	1.06%	1.06%
Ratio of net investment income (loss) to average net assets (d)	(0.40)%	(0.43)%
Ratio of gross expenses to average net assets (d) (e)	32.36%	26.37%
Portfolio turnover (c) (f)	35%	89%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$46.15	$44.47	$48.61	$50.24	$36.90	$31.02
Investment Activities:
Net investment income (loss) (a)	(0.12)	(0.21)	(0.29)	(0.39)	(0.39)	(0.13)
Net realized and unrealized gains on investments	4.19	3.37	0.24	1.09	14.45	6.01
Total from Investment Activities	4.07	3.16	(0.05)	0.70	14.06	5.88
Distributions to Shareholders:
Net realized gains from investments	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Total Distributions to Shareholders	—	(1.48)	(4.09)	(2.33)	(0.72)	—
Net Asset Value, End of Period	$50.22	$46.15	$44.47	$48.61	$50.24	$36.90
Total Return (b)	8.80%	7.13%	(0.12)%	1.42%	38.19%	18.96%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$269,860	$287,970	$403	$474,596	$462,256	$96,440
Ratio of net expenses to average net assets (c)	1.14%	1.14%	1.14%	1.12%	1.09%	1.07%
Ratio of net investment income (loss) to average net assets (c)	(0.48)%	(0.49)%	(0.58)%	(0.81)%	(0.87)%	(0.37)%
Ratio of gross expenses to average net assets (c) (d)	1.22%	1.20%	1.18%	1.18%	1.19%	1.27%
Portfolio turnover (b) (e)	35%	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$21.32	$20.29	$20.14	$18.83	$13.07	$11.38
Investment Activities:
Net investment income (loss) (a)	(0.04)	(0.07)	(0.08)	(0.15)	(0.12)	(0.08)
Net realized and unrealized gains on investments	2.11	1.10	0.23	1.46	5.88	1.77
Total from Investment Activities	2.07	1.03	0.15	1.31	5.76	1.69
Net Asset Value, End of Period	$23.39	$21.32	$20.29	$20.14	$18.83	$13.07
Total Return (excludes sales charge) (b)	9.71%	5.08%	0.74%	6.96%	44.07%	14.85%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$230,176	$231,056	$196,437	$104,407	$78,612	$55,023
Ratio of net expenses to average net assets (c)	1.20%	1.20%	1.23%	1.29%	1.28%	1.34%
Ratio of net investment income (loss) to average net assets (c)	(0.33)%	(0.35)%	(0.39)%	(0.81)%	(0.78)%	(0.60)%
Ratio of gross expenses to average net assets (c) (d)	1.28%	1.27%	1.31%	1.38%	1.45%	1.51%
Portfolio turnover (b) (e)	42%	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$19.38	$18.61	$18.64	$17.56	$12.30	$10.81
Investment Activities:
Net investment income (loss) (a)	(0.13)	(0.23)	(0.25)	(0.28)	(0.24)	(0.18)
Net realized and unrealized gains on investments	1.92	1.00	0.22	1.36	5.50	1.67
Total from Investment Activities	1.79	0.77	(0.03)	1.08	5.26	1.49
Net Asset Value, End of Period	$21.17	$19.38	$18.61	$18.64	$17.56	$12.30
Total Return (excludes contingent deferred sales charge) (b)	9.24%	4.14%	(0.16)%	6.15%	42.76%	13.78%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,076	$24,618	$26,793	$13,040	$4,851	$2,071
Ratio of net expenses to average net assets (c)	2.11%	2.11%	2.11%	2.10%	2.14%	2.30%
Ratio of net investment income (loss) to average net assets (c)	(1.24)%	(1.25)%	(1.30)%	(1.61)%	(1.63)%	(1.52)%
Ratio of gross expenses to average net assets (c) (d)	2.13%	2.11%	2.11%	2.22%	2.31%	2.47%
Portfolio turnover (b) (e)	42%	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

39

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$20.09	$19.22	$19.18	$18.01	$12.56	$11.00
Investment Activities:
Net investment income (loss) (a)	(0.10)	(0.16)	(0.18)	(0.24)	(0.19)	(0.15)
Net realized and unrealized gains on investments	1.99	1.03	0.22	1.41	5.64	1.71
Total from Investment Activities	1.89	0.87	0.04	1.17	5.45	1.56
Net Asset Value, End of Period	$21.98	$20.09	$19.22	$19.18	$18.01	$12.56
Total Return (b)	9.41%	4.53%	0.21%	6.50%	43.39%	14.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,531	$1,486	$1,740	$1,681	$1,451	$797
Ratio of net expenses to average net assets (c)	1.80%	1.69%	1.74%	1.79%	1.77%	1.92%
Ratio of net investment income (loss) to average net assets (c)	(0.93)%	(0.84)%	(0.93)%	(1.31)%	(1.27)%	(1.18)%
Ratio of gross expenses to average net assets (c) (d)	2.20%	1.69%	1.74%	1.85%	1.94%	2.09%
Portfolio turnover (b) (e)	42%	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended June 30, 2017	Period Ended December 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$21.90	$21.30
Investment Activities:
Net investment income (loss) (b)	(0.01)	— (c)
Net realized and unrealized gains on investments	2.18	0.60
Total from Investment Activities	2.17	0.60
Distributions to Shareholders:
Total Distributions to Shareholders	—	—
Net Asset Value, End of Period	$24.07	$21.90
Total Return (d)	9.91%	2.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,628	$60
Ratio of net expenses to average net assets (e)	0.94%	0.94%
Ratio of net investment income (loss) to average net assets (e)	(0.05)%	(0.02)%
Ratio of gross expenses to average net assets (e) (f)	2.34%	25.90%
Portfolio turnover (d) (g)	42%	138%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

41

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$21.90	$20.79	$20.58	$19.19	$13.29	$11.54
Investment Activities:
Net investment income (loss) (a)	(0.01)	(0.02)	(0.03)	(0.10)	(0.09)	(0.02)
Net realized and unrealized gains on investments	2.17	1.13	0.24	1.49	5.99	1.77
Total from Investment Activities	2.16	1.11	0.21	1.39	5.90	1.75
Net Asset Value, End of Period	$24.06	$21.90	$20.79	$20.58	$19.19	$13.29
Total Return (b)	9.86%	5.34%	1.02%	7.24%	44.39%	15.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$167,256	$168,936	$173,629	$73,672	$18,814	$8,241
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.97%	1.04%	1.05%	1.07%
Ratio of net investment income (loss) to average net assets (c)	(0.08)%	(0.10)%	(0.15)%	(0.53)%	(0.55)%	(0.13)%
Ratio of gross expenses to average net assets (c) (d)	1.08%	1.05%	1.08%	1.11%	1.23%	1.24%
Portfolio turnover (b) (e)	42%	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$16.44	$17.49	$18.01	$19.33	$13.46	$11.77
Investment Activities:
Net investment income (loss) (a)	— (b)	(0.02)	(0.03)	(0.07)	(0.07)	— (b)
Net realized and unrealized gains on investments	2.64	0.36	0.74	2.02	5.94	1.69
Total from Investment Activities	2.64	0.34	0.71	1.95	5.87	1.69
Distributions to Shareholders:
Net realized gains from investments	—	(1.39)	(1.23)	(3.27)	—	—
Total Distributions to Shareholders	—	(1.39)	(1.23)	(3.27)	—	—
Net Asset Value, End of Period	$19.08	$16.44	$17.49	$18.01	$19.33	$13.46
Total Return (excludes sales charge) (c)	16.06%	1.86%	3.94%	9.98%	43.61%	14.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$206,045	$189,921	$204,027	$210,508	$208,309	$95,563
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.10%	1.14%	1.26%	1.37%
Ratio of net investment income (loss) to average net assets (d)	0.02%	(0.09)%	(0.18)%	(0.39)%	(0.49)%	(0.01)%
Ratio of gross expenses to average net assets (d) (e)	1.22%	1.20%	1.19%	1.21%	1.26%	1.37%
Portfolio turnover (c) (f)	40%	123%	105%	136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

43

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.51	$15.73	$16.45	$18.06	$12.70	$11.20
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.14)	(0.17)	(0.15)	0.20	(0.02)
Net realized and unrealized gains on investments	2.32	0.31	0.68	1.81	5.16	1.52
Total from Investment Activities	2.26	0.17	0.51	1.66	5.36	1.50
Distributions to Shareholders:
Net realized gains from investments	—	(1.39)	(1.23)	(3.27)	—	—
Total Distributions to Shareholders	—	(1.39)	(1.23)	(3.27)	—	—
Net Asset Value, End of Period	$16.77	$14.51	$15.73	$16.45	$18.06	$12.70
Total Return (excludes contingent deferred sales charge) (b)	15.50%	1.05%	3.09%	9.07%	42.20%	13.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,540	$8,487	$11,553	$13,300	$10,415	$756
Ratio of net expenses to average net assets (c)	1.93%	1.93%	1.93%	1.97%	2.15%	2.32%
Ratio of net investment income (loss) to average net assets (c)	(0.81)%	(0.93)%	(1.02)%	(1.21)%	(1.39)%	(0.92)%
Ratio of gross expenses to average net assets (c) (d)	2.13%	2.06%	2.02%	2.06%	2.16%	2.32%
Portfolio turnover (b) (e)	40%	123%	105%	136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.49	$16.65	$17.31	$18.80	$13.18	$11.59
Investment Activities:
Net investment income (loss) (a)	(0.05)	(0.11)	(0.14)	(0.17)	(0.10)	(0.16)
Net realized and unrealized gains on investments	2.47	0.34	0.71	1.95	5.72	1.75
Total from Investment Activities	2.42	0.23	0.57	1.78	5.62	1.59
Distributions to Shareholders:
Net realized gains from investments	—	(1.39)	(1.23)	(3.27)	—	—
Total Distributions to Shareholders	—	(1.39)	(1.23)	(3.27)	—	—
Net Asset Value, End of Period	$17.91	$15.49	$16.65	$17.31	$18.80	$13.18
Total Return (b)	15.62%	1.29%	3.28%	9.36%	42.64%	13.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$922	$1,054	$979	$1,249	$1,340	$674
Ratio of net expenses to average net assets (c)	1.71%	1.71%	1.71%	1.71%	1.74%	1.94%
Ratio of net investment income (loss) to average net assets (c)	(0.60)%	(0.69)%	(0.80)%	(0.97)%	(1.11)%	(0.63)%
Ratio of gross expenses to average net assets (c) (d)	2.34%	1.77%	1.79%	1.81%	1.84%	1.94%
Portfolio turnover (b) (e)	40%	123%	105%	136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

45

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$16.88	$17.87	$18.33	$19.56	$13.60	$11.85
Investment Activities:
Net investment income (loss) (a)	0.03	0.03	0.02	(0.04)	(0.09)	(0.05)
Net realized and unrealized gains on investments	2.69	0.37	0.75	2.08	6.05	1.80
Total from Investment Activities	2.72	0.40	0.77	2.04	5.96	1.75
Distributions to Shareholders:
Net realized gains from investments	—	(1.39)	(1.23)	(3.27)	—	—
Total Distributions to Shareholders	—	(1.39)	(1.23)	(3.27)	—	—
Net Asset Value, End of Period	$19.60	$16.88	$17.87	$18.33	$19.56	$13.60
Total Return (b)	16.11%	2.16%	4.20%	10.33%	43.82%	14.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$26,915	$25,107	$38,301	$37,757	$25,968	$4,800
Ratio of net expenses to average net assets (c)	0.83%	0.83%	0.83%	0.86%	0.98%	1.13%
Ratio of net investment income (loss) to average net assets (c)	0.29%	0.17%	0.10%	(0.10)%	(0.24)%	0.49%
Ratio of gross expenses to average net assets (c) (d)	1.03%	0.95%	0.95%	0.91%	0.98%	1.13%
Portfolio turnover (b) (e)	40%	123%	105%	136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$17.49	$17.35		$18.13	$20.38	$16.95	$16.54
Investment Activities:
Net investment income (loss) (a)	(0.11)	(0.22)		(0.19)	(0.24)	(0.23)	(0.20)
Net realized and unrealized gains on investments	4.05	2.64		1.26	1.30	7.76	1.56
Total from Investment Activities	3.94	2.42		1.07	1.06	7.53	1.36
Distributions to Shareholders:
Net investment income	—	—		—	—	(0.04)	—
Net realized gains from investments	—	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total Distributions to Shareholders	—	(2.28)		(1.85)	(3.31)	(4.10)	(0.95)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$21.43	$17.49		$17.35	$18.13	$20.38	$16.95
Total Return (excludes sales charge) (c)	22.53%	13.80	%(d)	5.89%	5.26%	45.59%	8.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$126,025	$105,041		$109,201	$134,534	$156,011	$123,343
Ratio of net expenses to average net assets (e)	1.49%	1.51%		1.49%	1.51%	1.49%	1.59%
Ratio of net investment income (loss) to average net assets (e)	(1.11)%	(1.24)%		(1.01)%	(1.21)%	(1.15)%	(1.11)%
Ratio of gross expenses to average net assets (e) (f)	1.50%	1.52%		1.49%	1.51%	1.49%	1.59%
Portfolio turnover (c) (g)	50%	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

47

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.96	$15.25		$16.27	$18.77	$15.96	$15.74
Investment Activities:
Net investment income (loss) (a)	(0.16)	(0.31)		(0.29)	(0.37)	(0.37)	(0.33)
Net realized and unrealized gains on investments	3.46	2.30		1.12	1.18	7.24	1.50
Total from Investment Activities	3.30	1.99		0.83	0.81	6.87	1.17
Distributions to Shareholders:
Net realized gains from investments	—	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total Distributions to Shareholders	—	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$18.26	$14.96		$15.25	$16.27	$18.77	$15.96
Total Return (excludes contingent deferred sales charge) (c)	22.06%	12.87	%(d)	5.08%	4.38%	44.30%	7.51%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,336	$10,332		$11,160	$12,745	$16,402	$15,660
Ratio of net expenses to average net assets (e)	2.28%	2.32%		2.28%	2.36%	2.34%	2.36%
Ratio of net investment income (loss) to average net assets (e)	(1.90)%	(2.05)%		(1.79)%	(2.06)%	(2.00)%	(1.88)%
Ratio of gross expenses to average net assets (e) (f)	2.33%	2.32%		2.28%	2.36%	2.34%	2.36%
Portfolio turnover (c) (g)	50%	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.78	$15.91		$16.85	$19.26	$16.24	$15.96
Investment Activities:
Net investment income (loss) (a)	(0.14)	(0.26)		(0.25)	(0.32)	(0.32)	(0.28)
Net realized and unrealized gains on investments	3.66	2.41		1.16	1.22	7.40	1.51
Total from Investment Activities	3.52	2.15		0.91	0.90	7.08	1.23
Distributions to Shareholders:
Net realized gains from investments	—	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total Distributions to Shareholders	—	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$19.30	$15.78		$15.91	$16.85	$19.26	$16.24
Total Return (c)	22.23%	13.41	%(d)	5.38%	4.74%	44.82%	7.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,619	$1,394		$1,281	$1,367	$1,438	$1,077
Ratio of net expenses to average net assets (e)	1.93%	1.91%		1.93%	2.03%	2.02%	2.08%
Ratio of net investment income (loss) to average net assets (e)	(1.55)%	(1.63)%		(1.45)%	(1.73)%	(1.68)%	(1.60)%
Ratio of gross expenses to average net assets (e) (f)	2.31%	1.91%		1.93%	2.03%	2.02%	2.08%
Portfolio turnover (c) (g)	50%	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

49

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$18.37	$18.08		$18.78	$20.93	$17.32	$16.82
Investment Activities:
Net investment income (loss) (a)	(0.09)	(0.18)		(0.14)	(0.19)	(0.18)	(0.15)
Net realized and unrealized gains on investments	4.25	2.75		1.29	1.35	7.94	1.60
Total from Investment Activities	4.16	2.57		1.15	1.16	7.76	1.45
Distributions to Shareholders:
Net investment income	—	—	(b)	—	—	(0.09)	—
Net realized gains from investments	—	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total Distributions to Shareholders	—	(2.28)		(1.85)	(3.31)	(4.15)	(0.95)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$22.53	$18.37		$18.08	$18.78	$20.93	$17.32
Total Return (c)	22.65%	14.07	%(d)	6.11%	5.61%	46.00%	8.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,901	$19,335		$27,416	$48,368	$40,337	$28,154
Ratio of net expenses to average net assets (e)	1.24%	1.28%		1.24%	1.22%	1.22%	1.27%
Ratio of net investment income (loss) to average net assets (e)	(0.85)%	(1.01)%		(0.74)%	(0.91)%	(0.88)%	(0.79)%
Ratio of gross expenses to average net assets (e) (f)	1.26%	1.29%		1.24%	1.22%	1.22%	1.27%
Portfolio turnover (c) (g)	50%	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.41	$14.24		$19.81	$21.46	$17.12	$15.54
Investment Activities:
Net investment income (loss) (a)	(0.04)	(0.12)		(0.20)	(0.21)	(0.22)	(0.16)
Net realized and unrealized gains on investments	2.58	0.28		0.38	2.32	8.51	2.44
Total from Investment Activities	2.54	0.16		0.18	2.11	8.29	2.28
Distributions to Shareholders:
Net realized gains from investments	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Total Distributions to Shareholders	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$16.95	$14.41		$14.24	$19.81	$21.46	$17.12
Total Return (excludes sales charge) (b)	17.63%	1.19	%(c)	0.61%	10.00%	49.48%	14.78%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$58,933	$52,075		$65	$68,785	$72,843	$54,669
Ratio of net expenses to average net assets (d)	1.27%	1.35%		1.30%	1.27%	1.29%	1.35%
Ratio of net investment income (loss) to average net assets (d)	(0.50)%	(0.88)%		0.97%	(0.99)%	(1.03)%	(0.93)%
Ratio of gross expenses to average net assets (d) (e)	1.27%	1.36%		1.30%	1.27%	1.29%	1.35%
Portfolio turnover (b) (f)	39%	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

51

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$7.74	$7.71		$13.42	$15.79	$13.43	$12.43
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.12)		(0.25)	(0.29)	(0.30)	(0.25)
Net realized and unrealized gains on investments	1.39	0.14		0.29	1.68	6.61	1.95
Total from Investment Activities	1.33	0.02		0.04	1.39	6.31	1.70
Distributions to Shareholders:
Net realized gains from investments	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Total Distributions to Shareholders	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$9.07	$7.74		$7.71	$13.42	$15.79	$13.43
Total Return (excludes contingent deferred sales charge) (b)	17.18%	0.39	%(c)	(0.17)%	9.02%	48.32%	13.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$463	$410		$1	$593	$1,091	$1,904
Ratio of net expenses to average net assets (d)	2.10%	2.10%		2.10%	2.15%	2.08%	2.22%
Ratio of net investment income (loss) to average net assets (d)	(1.33)%	(1.64)%		1.77%	(1.90)%	(1.85)%	(1.78)%
Ratio of gross expenses to average net assets (d) (e)	3.78%	3.14%		2.39%	2.37%	2.08%	2.24%
Portfolio turnover (b) (f)	39%	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

52

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.44	$12.33		$17.99	$19.88	$16.12	$14.70
Investment Activities:
Net investment income (loss) (a)	(0.07)	(0.14)		(0.26)	(0.27)	(0.27)	(0.20)
Net realized and unrealized gains on investments	2.22	0.24		0.35	2.14	7.98	2.32
Total from Investment Activities	2.15	0.10		0.09	1.87	7.71	2.12
Distributions to Shareholders:
Net realized gains from investments	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Total Distributions to Shareholders	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$14.59	$12.44		$12.33	$17.99	$19.88	$16.12
Total Return (b)	17.28%	0.89	%(c)	0.16%	9.58%	48.95%	14.53%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,333	$2,954		$3,662	$4,455	$4,898	$4,714
Ratio of net expenses to average net assets (d)	1.75%	1.70%		1.71%	1.67%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (d)	(0.98)%	(1.24)%		(1.39)%	(1.39)%	(1.35)%	(1.23)%
Ratio of gross expenses to average net assets (d) (e)	1.86%	1.70%		1.71%	1.71%	1.69%	1.77%
Portfolio turnover (b) (f)	39%	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

53

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.62	$14.39		$20.04	$21.60	$17.17	$15.54
Investment Activities:
Net investment income (loss) (a)	(0.03)	(0.08)		(0.16)	(0.16)	(0.16)	(0.12)
Net realized and unrealized gains on investments	2.63	0.30		0.26	2.36	8.54	2.45
Total from Investment Activities	2.60	0.22		0.10	2.20	8.38	2.33
Distributions to Shareholders:
Net realized gains from investments	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Total Distributions to Shareholders	—	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$17.22	$14.62		$14.39	$20.04	$21.60	$17.17
Total Return (b)	17.78%	1.60	%(c)	0.18%	10.35%	49.84%	15.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,772	$1,834		$3,804	$48,597	$51,794	$33,591
Ratio of net expenses to average net assets (d)	1.10%	1.09%		1.07%	1.01%	10.00%	1.08%
Ratio of net investment income (loss) to average net assets (d)	(0.35)%	(0.62)%		(0.76)%	(0.74)%	(0.74)%	(0.67)%
Ratio of gross expenses to average net assets (d) (e)	1.58%	1.24%		1.07%	1.01%	10.00%	1.08%
Portfolio turnover (b) (f)	39%	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

54

Victory Portfolios	Notes to Financial Statements June 30, 2017

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1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory RS Small Cap Growth Fund ("Small Cap Growth Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Select Growth Fund ("Select Growth Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Mid Cap Growth Fund ("Mid Cap Growth Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Growth Fund ("Growth Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Science and Technology Fund	Classes A, C, R and Y	Seeks to provide long-term capital growth
("Science and Technology Fund")
Victory RS Small Cap Equity Fund ("Small Cap Equity Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included on the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
Small Cap Growth Fund
Common Stocks	$2,094,362,889	$2,094,362,889
Collateral for Securities Loaned	109,316,200	109,316,200
Total	2,203,679,089	2,203,679,089
Select Growth Fund
Common Stocks	468,712,344	468,712,344
Collateral for Securities Loaned	13,003,494	13,003,494
Total	481,715,838	481,715,838
Mid Cap Growth Fund
Common Stocks	409,856,560	409,856,560
Collateral for Securities Loaned	1,660,957	1,660,957
Total	411,517,517	411,517,517
Growth Fund
Common Stocks	234,411,029	234,411,029
Total	234,411,029	234,411,029
Science and Technology Fund
Common Stocks	165,180,956	165,180,956
Collateral for Securities Loaned	10,985,389	10,985,389
Total	176,166,345	176,166,345
Small Cap Equity Fund
Common Stocks	63,264,397	63,264,397
Collateral for Securities Loaned	2,312,799	2,312,799
Total	65,577,196	65,577,196

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and

57

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A.("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

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The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
Small Cap Growth Fund	$106,709,783	$106,709,783	$—	$2,606,417
Select Growth Fund	12,744,522	12,744,522	—	258,972
Mid Cap Growth Fund	1,662,795	1,660,957	1,838	—
Science and Technology Fund	10,528,674	10,528,674	—	456,715
Small Cap Equity Fund	2,245,421	2,245,421	—	67,378

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments and foreign currency translations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

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Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Growth Fund	$775,016,546	$859,901,372
Select Growth Fund	178,385,673	279,654,055
Mid Cap Growth Fund	178,921,391	231,367,437
Growth Fund	94,168,463	117,467,672
Science and Technology Fund	76,126,634	77,882,340
Small Cap Equity Fund	22,484,672	25,818,460

For the six months ended June 30, 2017, there were no purchases and sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
Small Cap Growth Fund	0.95%
Select Growth Fund	1.00%
Mid Cap Growth Fund	0.85%
Growth Fund	0.75%
Science and Technology Fund	1.00%
Small Cap Equity Fund	0.75%

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

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VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios II, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2017, the Distributor received approximately $12,547 from commissions earned on sales of Class A Shares and the transfer agent received $3,187 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. For the six months ended June 30, 2017, the expense limits are as follows:

Fund	Class	Expense Limit(a)
Small Cap Growth Fund	Class A Shares	1.40%
Small Cap Growth Fund	Class C Shares	2.16%
Small Cap Growth Fund	Class R Shares	1.86%
Small Cap Growth Fund	Class Y Shares	1.13%

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Fund	Class	Expense Limit(a)
Select Growth Fund	Class A Shares	1.40%
Select Growth Fund	Class C Shares	2.18%
Select Growth Fund	Class R Shares	1.91%
Select Growth Fund	Class R6 Shares	1.06%
Select Growth Fund	Class Y Shares	1.14%
Mid Cap Growth Fund	Class A Shares	1.20%
Mid Cap Growth Fund	Class C Shares	2.11%
Mid Cap Growth Fund	Class R Shares	1.80%
Mid Cap Growth Fund	Class R6 Shares	0.94%
Mid Cap Growth Fund	Class Y Shares	0.95%
Growth Fund	Class A Shares	1.10%
Growth Fund	Class C Shares	1.93%
Growth Fund	Class R Shares	1.71%
Growth Fund	Class Y Shares	0.83%
Science and Technology Fund	Class A Shares	1.49%
Science and Technology Fund	Class C Shares	2.28%
Science and Technology Fund	Class R Shares	1.93%
Science and Technology Fund	Class Y Shares	1.24%
Small Cap Equity Fund	Class A Shares	1.35%
Small Cap Equity Fund	Class C Shares	2.10%
Small Cap Equity Fund	Class R Shares	1.75%
Small Cap Equity Fund	Class Y Shares	1.10%

(a) In effect until at least July 31, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

	Expires 12/31/2019	Expires 12/31/2020
Small Cap Growth Fund	$542,236	$741,929
Select Growth Fund	93,780	237,020
Mid Cap Growth Fund	138,565	217,768
Growth Fund	111,652	153,111
Science and Technology Fund	9,502	14,324
Small Cap Equity Fund	—	9,694

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2017.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market

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investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2017 were as follows:

Fund	Amount Outstanding at June 30, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate
Mid Cap Growth Fund	$—	$1,500,000	3	2.00%
Growth Fund	—	600,000	5	1.77%

*  For the six months ended June 30, 2017, based on the number of days borrowings were outstanding.

As of June 30, 2017, the Funds had no loans outstanding with Citibank.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Funds had no outstanding loans to or from another Fund under this Facility.

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7.  Capital Contribution from Prior Custodian:

Certain funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ended December 31, 2017.

The tax character of distributions paid during the most recent fiscal year ended December 31, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Small Cap Growth Fund	$159,666	$—	$159,666	$159,666
Select Growth Fund	—	17,025,200	17,025,200	17,025,200
Mid Cap Growth Fund	—	—	—	—
Growth Fund	—	18,560,530	18,560,530	18,560,530
Science and Technology Fund	4,268,294	11,637,541	15,905,835	15,905,835

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Small Cap Growth Fund	$—	$—	$—	$—	$(223,046,114)	$—	$375,651,497	$152,605,383
Select Growth Fund	—	—	20,875,204	20,875,204	—	—	120,670,582	141,545,786
Mid Cap Growth Fund	—	—	—	—	(28,128,002)	(1,373,934)	23,353,035	(6,148,901)
Growth Fund	—	—	—	—	—	(2,076,992)	42,069,560	39,992,568
Science and Technology Fund	—	—	4,387,311	4,387,311	—	—	34,263,121	38,650,432
Small Cap Equity Fund	—	—	—	—	(1,206,008)	—	9,109,386	7,903,378

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively

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known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and mark to market adjustments on passive foreign investment companies.

As of the end of their most recent tax year ended December 31, 2016, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	2017	Total
Mid Cap Growth Fund	$28,128,002	$28,128,002

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Small Cap Growth Fund	$223,046,114	$—	$223,046,114
Small Cap Equity Fund	1,206,008	—	1,206,008

During the year ended December 31, 2016, the Victory RS Mid Cap Growth Fund utilized $4,761,054 of capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Growth Fund	$1,629,114,060	$611,697,152	$(37,132,123)	$574,565,029
Select Growth Fund	355,940,943	130,459,665	(4,684,770)	125,774,895
Mid Cap Growth Fund	362,121,471	54,812,966	(5,416,920)	49,396,046
Growth Fund	165,771,101	70,899,881	(2,259,953)	68,639,928
Science and Technology Fund	126,708,960	54,912,725	(5,455,340)	49,457,385
Small Cap Equity Fund	51,328,220	16,195,390	(1,946,414)	14,248,976

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Wells Fargo Clearing Services, LLC.	Small Cap Growth Fund	38.5%
Pershing LLC	Mid Cap Growth Fund	29.5%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the

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amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	February 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustees.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Small Cap Growth Fund
Class A Shares	$1,000.00	$1,175.60	$7.55	1.40%
Class C Shares	1,000.00	1,171.30	11.63	2.16%
Class R Shares	1,000.00	1,173.10	10.02	1.86%
Class Y Shares	1,000.00	1,177.40	6.10	1.13%
Select Growth Fund
Class A Shares	1,000.00	1,086.80	7.24	1.40%
Class C Shares	1,000.00	1,082.40	11.26	2.18%
Class R Shares	1,000.00	1,084.10	9.87	1.91%
Class R6 Shares	1,000.00	1,088.40	5.49	1.06%
Class Y Shares	1,000.00	1,088.00	5.90	1.14%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Mid Cap Growth Fund
Class A Shares	$1,000.00	$1,097.10	$6.24	1.20%
Class C Shares	1,000.00	1,092.40	10.95	2.11%
Class R Shares	1,000.00	1,094.10	9.35	1.80%
Class R6 Shares	1,000.00	1,099.10	4.89	0.94%
Class Y Shares	1,000.00	1,098.60	4.94	0.95%
Growth Fund
Class A Shares	1,000.00	1,160.60	5.89	1.10%
Class C Shares	1,000.00	1,155.00	10.31	1.93%
Class R Shares	1,000.00	1,156.20	9.14	1.71%
Class Y Shares	1,000.00	1,161.10	4.45	0.83%
Science and Technology Fund
Class A Shares	1,000.00	1,225.30	8.22	1.49%
Class C Shares	1,000.00	1,220.60	12.55	2.28%
Class R Shares	1,000.00	1,222.30	10.63	1.93%
Class Y Shares	1,000.00	1,226.50	6.85	1.24%
Small Cap Equity Fund
Class A Shares	1,000.00	1,176.30	6.85	1.27%
Class C Shares	1,000.00	1,171.80	11.31	2.10%
Class R Shares	1,000.00	1,172.80	9.43	1.75%
Class Y Shares	1,000.00	1,177.80	5.94	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Small Cap Growth
Class A Shares	$1,000.00	$1,017.85	$7.00	1.40%
Class C Shares	1,000.00	1,014.08	10.79	2.16%
Class R Shares	1,000.00	1,015.57	9.30	1.86%
Class Y Shares	1,000.00	1,019.19	5.66	1.13%
Select Growth Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,013.98	10.89	2.18%
Class R Shares	1,000.00	1,015.32	9.54	1.91%
Class R6 Shares	1,000.00	1,019.54	5.31	1.06%
Class Y Shares	1,000.00	1,019.14	5.71	1.14%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,018.84	6.01	1.20%
Class C Shares	1,000.00	1,014.33	10.54	2.11%
Class R Shares	1,000.00	1,015.87	9.00	1.80%
Class R6 Shares	1,000.00	1,020.13	4.71	0.94%
Class Y Shares	1,000.00	1,020.08	4.76	0.95%
Growth Fund
Class A Shares	1,000.00	1,019.34	5.51	1.10%
Class C Shares	1,000.00	1,015.22	9.64	1.93%
Class R Shares	1,000.00	1,016.31	8.55	1.71%
Class Y Shares	1,000.00	1,020.68	4.16	0.83%
Science and Technology Fund
Class A Shares	1,000.00	1,017.41	7.45	1.49%
Class C Shares	1,000.00	1,013.49	11.38	2.28%
Class R Shares	1,000.00	1,015.22	9.64	1.93%
Class Y Shares	1,000.00	1,018.65	6.21	1.24%
Small Cap Equity Fund
Class A Shares	1,000.00	1,018.50	6.36	1.27%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.12	8.75	1.75%
Class Y Shares	1,000.00	1,019.34	5.51	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

72

Victory Portfolios	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Small Cap Growth Fund	Select Growth Fund

Mid Cap Growth Fund	Growth Fund

Science and Technology Fund	Small Cap Equity Fund

73

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSGF-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory RS International Fund

Victory RS Global Fund

Victory Sophus Emerging Markets Fund

Victory Sophus Emerging Markets Small Cap Fund

Victory Sophus China Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory International Funds
Victory RS International Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	31
Statements of Operations	35
Statements of Changes in Net Assets	37-39
Financial Highlights	42-45
Victory RS Global Fund
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	31
Statements of Operations	35
Statements of Changes in Net Assets	37-39
Financial Highlights	46-49
Victory Sophus Emerging Markets Fund
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	31
Statements of Operations	35
Statements of Changes in Net Assets	37-39
Financial Highlights	50-54
Victory Sophus Emerging Markets Small Cap Fund
Schedule of Portfolio Investments	21
Statements of Assets and Liabilities	33
Statements of Operations	36
Statements of Changes in Net Assets	40-41
Financial Highlights	55-57
Victory Sophus China Fund
Schedule of Portfolio Investments	28
Statements of Assets and Liabilities	33
Statements of Operations	36
Statements of Changes in Net Assets	40-41
Financial Highlights	58-61
Notes to Financial Statements	62
Supplemental Information	74
Trustee and Officer Information	74
Proxy Voting and Form N-Q Information	77
Expense Examples	77
Portfolio Holdings	80

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.7%)
Australia (4.8%):
Financials (2.1%):
Westpac Banking Corp.	21,630	$506,310
Health Care (1.8%):
CSL Ltd.	4,038	428,439
Materials (0.4%):
BHP Billiton Ltd.	6,019	107,254
Real Estate (0.5%):
Scentre Group	39,219	121,903
		1,163,906
Belgium (0.9%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	847	93,537
Information Technology (0.5%):
Melexis NV	1,595	130,955
		224,492
China (0.9%):
Information Technology (0.9%):
Tencent Holdings Ltd.	6,200	222,432
Denmark (1.8%):
Consumer Staples (1.8%):
Royal Unibrew A/S	9,111	437,052
France (9.1%):
Consumer Discretionary (3.4%):
Cie Generale des Etablissements Michelin	2,713	361,035
LVMH Moet Hennessy Louis Vuitton SA	1,879	469,791
		830,826
Energy (1.3%):
Total SA	6,565	325,889
Financials (1.7%):
AXA SA	7,312	200,200
Societe Generale SA	3,697	199,336
		399,536
Information Technology (1.5%):
Cap Gemini SA	3,481	359,548
Materials (1.2%):
Arkema SA	2,793	298,229
		2,214,028

See notes to financial statements.

3

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Germany (10.4%):
Consumer Discretionary (1.4%):
Daimler AG, Registered Shares	4,682	$339,533
Financials (1.8%):
Allianz SE	2,220	438,040
Health Care (2.3%):
Bayer AG	4,385	568,264
Industrials (2.5%):
Siemens AG	3,550	488,251
Washtec AG	1,595	122,617
		610,868
Information Technology (1.5%):
SAP SE	3,618	378,650
Real Estate (0.9%):
Vonovia SE	5,416	215,453
		2,550,808
Hong Kong (3.2%):
Financials (1.3%):
AIA Group Ltd.	25,600	187,305
BOC Hong Kong Holdings Ltd.	28,000	134,004
		321,309
Real Estate (1.2%):
Cheung Kong Property Holdings Ltd.	38,500	301,283
Utilities (0.7%):
HK Electric Investments & HK Electric Investments Ltd. (b)	177,500	163,201
		785,793
Ireland (1.2%):
Industrials (1.2%):
Experian PLC	14,115	289,625
Italy (4.2%):
Energy (0.4%):
ENI SpA	6,450	96,917
Financials (0.5%):
Banca Generali SpA	4,344	129,608
Health Care (1.6%):
Recordati SpA	9,665	391,883
Utilities (1.7%):
Enel SpA	77,401	415,084
		1,033,492

See notes to financial statements.

4

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Japan (21.7%):
Consumer Discretionary (3.0%):
Nitori Holdings Co. Ltd.	1,600	$214,210
Toyota Motor Corp.	9,800	515,191
		729,401
Consumer Staples (1.1%):
Matsumotokiyoshi Holdings Co. Ltd.	4,800	273,465
Financials (3.1%):
Mitsubishi UFJ Financial Group, Inc.	49,100	331,226
Mizuho Financial Group, Inc.	81,200	148,898
Tokio Marine Holdings, Inc.	6,700	278,846
		758,970
Health Care (3.0%):
Hoya Corp.	8,300	432,167
Shionogi & Co. Ltd.	5,200	289,980
		722,147
Industrials (4.5%):
Central Japan Railway Co.	1,000	163,338
Fuji Electric Co. Ltd.	41,000	216,889
Hitachi Construction Machinery Co. Ltd.	5,300	133,345
ITOCHU Corp.	21,700	323,133
Sanwa Holdings Corp.	24,100	254,552
		1,091,257
Information Technology (2.4%):
Fujitsu Ltd.	32,000	236,712
Murata Manufacturing Co. Ltd.	1,700	259,567
Oracle Corp. Japan	1,400	91,079
		587,358
Materials (1.3%):
DIC Corp.	8,500	307,159
Real Estate (0.6%):
Sumitomo Realty & Development	5,000	154,862
Telecommunication Services (2.3%):
Nippon Telegraph & Telephone Corp.	6,700	316,310
SoftBank Group Corp.	2,900	235,773
		552,083
Utilities (0.4%):
Chubu Electric Power Co., Inc.	7,900	105,073
		5,281,775
Netherlands (3.8%):
Financials (1.5%):
ING Groep NV	21,437	370,012
Industrials (1.4%):
Wolters Kluwer NV	7,854	332,124

See notes to financial statements.

5

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.9%):
Koninklijke KPN NV	68,664	$219,734
		921,870
Singapore (1.3%):
Financials (0.8%):
DBS Group Holdings Ltd.	12,400	186,677
Real Estate (0.5%):
Ascendas Real Estate Investment Trust	71,000	134,562
		321,239
Spain (2.5%):
Financials (1.3%):
Banco Santander SA	47,785	317,244
Telecommunication Services (1.2%):
Telefonica SA	27,574	285,397
		602,641
Sweden (2.8%):
Financials (0.9%):
Swedbank AB, A Shares	9,403	229,584
Industrials (1.9%):
Atlas Copco AB	13,127	453,920
		683,504
Switzerland (6.6%):
Consumer Staples (1.3%):
Nestle SA, Registered shares	3,716	324,202
Financials (1.4%):
UBS Group AG, Registered Shares	19,399	330,001
Health Care (3.9%):
Novartis AG	3,823	319,422
Roche Holding AG	2,476	632,853
		952,275
		1,606,478
United Kingdom (19.5%):
Consumer Discretionary (0.4%):
Next PLC	2,198	110,371
Consumer Staples (5.6%):
British American Tobacco PLC	6,956	473,912
Diageo PLC	11,159	329,706
Unilever PLC	10,330	558,931
		1,362,549
Energy (2.7%):
BP PLC	42,770	246,829
Royal Dutch Shell PLC, Class A	15,754	418,484
		665,313

See notes to financial statements.

6

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (3.9%):
HSBC Holdings PLC	44,779	$415,558
Lloyds Banking Group PLC	266,842	229,914
Prudential PLC	13,332	305,962
		951,434
Health Care (1.5%):
Smith & Nephew PLC	20,921	361,206
Industrials (1.6%):
RELX PLC	17,655	381,575
Materials (3.3%):
Croda International PLC	6,097	308,708
Rio Tinto PLC	11,560	489,494
		798,202
Utilities (0.5%):
National Grid PLC	9,410	116,572
		4,747,222
Total Common Stocks (Cost $19,952,602)		23,086,357
Preferred Stocks (1.2%)
Japan (1.2%):
Consumer Staples (1.2%):
Ito En Ltd.	15,600	299,920
Total Preferred Stocks (Cost $254,255)		299,920
Exchange-Traded Funds (2.0%)
United States (2.0%):
iShares MSCI EAFE ETF	5,515	359,578
SPDR Gold Shares	964	113,771
		473,349
Total Exchange-Traded Funds (Cost $483,455)		473,349
Total Investments (Cost $20,690,312) — 97.9%		23,859,626
Other assets in excess of liabilities — 2.1%		523,226
NET ASSETS — 100.00%		$24,382,852

(a)  All securities, except those traded on exchanges in the United States (including ADRs) were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $163,201 and amounted to 0.7% of net assets.

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

7

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.3%)
Australia (1.7%):
Financials (0.4%):
Westpac Banking Corp.	7,777	$182,042
Health Care (1.1%):
CSL Ltd.	4,388	465,575
Materials (0.2%):
BHP Billiton Ltd.	3,489	62,171
		709,788
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	3,530	289,824
Canada (2.7%):
Energy (0.4%):
Canadian Natural Resources Ltd.	5,095	147,042
Financials (0.9%):
The Bank of Nova Scotia	5,816	349,920
Materials (0.3%):
Kinross Gold Corp. (b)	29,623	120,402
Telecommunication Services (1.1%):
TELUS Corp.	13,662	471,732
		1,089,096
China (2.4%):
Financials (0.9%):
Industrial & Commercial Bank of China Ltd.	513,000	346,226
Information Technology (1.5%):
Tencent Holdings Ltd.	17,100	613,481
		959,707
Denmark (0.9%):
Financials (0.9%):
Danske Bank A/S	9,027	347,353
France (3.9%):
Consumer Discretionary (1.7%):
Cie Generale des Etablissements Michelin	2,358	313,793
LVMH Moet Hennessy Louis Vuitton SA	1,546	386,534
		700,327

See notes to financial statements.

8

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (0.8%):
Total SA	6,875	$341,277
Financials (0.7%):
BNP Paribas SA	3,700	266,337
Materials (0.7%):
Arkema SA	2,793	298,229
		1,606,170
Germany (2.6%):
Consumer Discretionary (0.8%):
Daimler AG, Registered Shares	4,676	339,098
Financials (0.6%):
Hannover Rueck SE	1,999	240,075
Industrials (1.2%):
Siemens AG	2,160	297,077
Washtec AG	2,616	201,107
		498,184
		1,077,357
Hong Kong (1.8%):
Energy (0.6%):
CNOOC Ltd.	225,957	247,937
Financials (0.9%):
BOC Hong Kong Holdings Ltd.	75,000	358,940
Telecommunication Services (0.3%):
China Mobile Ltd.	13,000	137,828
		744,705
India (0.5%):
Financials (0.5%):
Yes Bank Ltd.	8,443	191,025
Indonesia (1.4%):
Telecommunication Services (1.4%):
PT Telekomunikasi Indonesia Persero TBK	1,623,200	551,328
Ireland (1.0%):
Industrials (1.0%):
Eaton Corp. PLC	5,505	428,454
Italy (2.2%):
Financials (0.7%):
Banca Generali SpA	10,091	301,077
Health Care (1.0%):
Recordati SpA	10,227	414,670
Utilities (0.5%):
Enel SpA	36,836	197,543
		913,290

See notes to financial statements.

9

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Japan (7.1%):
Consumer Discretionary (0.7%):
Toyota Motor Corp.	5,100	$268,110
Financials (1.0%):
Mitsubishi UFJ Financial Group, Inc.	18,000	121,427
Resona Holdings, Inc.	53,496	295,541
		416,968
Health Care (2.1%):
As One Corp.	8,479	396,804
Hoya Corp.	8,700	452,994
		849,798
Industrials (1.0%):
Fuji Electric Co. Ltd.	37,000	195,729
Hitachi Construction Machinery Co. Ltd.	9,300	233,983
		429,712
Information Technology (0.5%):
Oracle Corp. Japan	2,900	188,664
Materials (0.3%):
DIC Corp.	3,500	126,477
Telecommunication Services (1.5%):
Nippon Telegraph & Telephone Corp.	6,400	302,147
SoftBank Group Corp.	3,600	292,683
		594,830
		2,874,559
Korea, Republic Of (2.2%):
Consumer Staples (0.9%):
KT&G Corp.	3,486	356,667
Information Technology (1.3%):
Samsung Electronics Co. Ltd.	250	520,819
		877,486
Mexico (0.9%):
Consumer Staples (0.4%):
Gruma SAB de CV, Class B	11,775	153,647
Industrials (0.5%):
Promotora y Operadora de Infraestructura SAB de CV	19,304	230,634
		384,281
Netherlands (1.1%):
Industrials (1.1%):
Wolters Kluwer NV	10,695	452,262
Singapore (1.2%):
Financials (0.5%):
Singapore Exchange Ltd.	36,900	196,708

See notes to financial statements.

10

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.7%):
Ascendas Real Estate Investment Trust	151,400	$286,938
		483,646
South Africa (0.9%):
Telecommunication Services (0.9%):
Vodacom Group Ltd.	27,779	349,364
Sweden (2.4%):
Financials (0.8%):
Swedbank AB, A Shares	12,220	298,363
Industrials (1.6%):
Atlas Copco AB	10,749	371,691
Nolato AB	7,789	292,700
		664,391
		962,754
Switzerland (2.4%):
Consumer Staples (0.6%):
Nestle SA, Registered shares	2,925	255,192
Health Care (1.8%):
Roche Holding AG	2,816	719,755
		974,947
Taiwan (1.0%):
Financials (0.5%):
Cathay Financial Holding Co. Ltd.	122,000	200,842
Telecommunication Services (0.5%):
Taiwan Mobile Co. Ltd.	57,000	214,586
		415,428
United Kingdom (7.6%):
Consumer Discretionary (0.6%):
Next PLC	5,193	260,763
Consumer Staples (3.4%):
British American Tobacco PLC	11,405	777,022
Unilever PLC	11,203	606,167
		1,383,189
Financials (1.3%):
HSBC Holdings PLC	35,053	325,299
Lloyds Banking Group PLC	255,609	220,236
		545,535
Materials (1.7%):
Croda International PLC	6,469	327,544
Rio Tinto PLC	8,139	344,636
		672,180

See notes to financial statements.

11

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.6%):
Severn Trent PLC	8,121	$230,823
		3,092,490
United States (48.7%):
Consumer Discretionary (5.7%):
Amazon.com, Inc. (b)	399	386,232
CBS Corp., Class B	6,917	441,166
McDonald's Corp.	5,006	766,719
Ross Stores, Inc.	5,038	290,844
The TJX Co., Inc.	5,947	429,195
		2,314,156
Consumer Staples (5.8%):
Colgate-Palmolive Co.	10,767	798,158
Dr Pepper Snapple Group, Inc.	7,382	672,574
PepsiCo, Inc.	7,615	879,456
		2,350,188
Energy (3.1%):
ConocoPhillips	7,539	331,415
Exxon Mobil Corp.	6,843	552,435
Phillips 66	4,702	388,808
		1,272,658
Financials (6.8%):
Bank of America Corp.	14,129	342,770
CME Group, Inc.	2,219	277,908
JPMorgan Chase & Co.	9,343	853,950
The Goldman Sachs Group, Inc.	786	174,413
The PNC Financial Services Group, Inc.	5,271	658,190
The Progressive Corp.	10,802	476,260
		2,783,491
Health Care (7.1%):
Aetna, Inc.	3,075	466,877
Amgen, Inc.	3,667	631,568
Celgene Corp. (b)	3,623	470,519
Eli Lilly & Co.	4,168	343,026
Johnson & Johnson	7,354	972,861
		2,884,851
Industrials (2.6%):
3M Co.	3,380	703,682
Honeywell International, Inc.	2,698	359,617
		1,063,299

See notes to financial statements.

12

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (12.7%):
Alphabet, Inc., Class C (b)	435	$395,298
Apple, Inc.	8,153	1,174,195
Cisco Systems, Inc.	15,051	471,096
Facebook, Inc., Class A (b)	3,976	600,296
Mastercard, Inc., Class A	6,324	768,050
Microsoft Corp.	16,106	1,110,187
Texas Instruments, Inc.	8,538	656,828
		5,175,950
Materials (1.2%):
Quaker Chemical Corp.	1,546	224,525
Westlake Chemical Corp.	3,703	245,176
		469,701
Real Estate (1.6%):
Liberty Property Trust	15,837	644,724
Telecommunication Services (0.7%):
Verizon Communications, Inc.	6,372	284,574
Utilities (1.4%):
MGE Energy, Inc.	9,090	584,941
		19,828,533
Total Common Stocks (Cost $34,097,345)		39,603,847
Preferred Stocks (0.5%)
Brazil (0.5%):
Financials (0.5%):
Itau Unibanco Holding S.A.	19,310	214,245
Total Preferred Stocks (Cost $172,632)		214,245
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI ACWI ETF	6,235	408,330
Total Exchange-Traded Funds (Cost $395,734)		408,330
Total Investments (Cost $34,665,711) — 98.8%		40,226,422
Other assets in excess of liabilities — 1.2%		504,284
NET ASSETS — 100.00%		$40,730,706

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Mexico were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

13

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.5%)
Argentina (1.0%):
Energy (0.5%):
Transportadora de Gas del Sur SA, ADR (b)	58,579	$972,997
Financials (0.5%):
Grupo Supervielle SA, ADR	47,287	854,949
		1,827,946
Brazil (7.0%):
Consumer Discretionary (1.0%):
Cvc Brasil Operadora E Agencia de Viagens SA	87,700	853,621
Grendene SA	127,600	982,338
		1,835,959
Consumer Staples (0.5%):
M Dias Branco SA	63,000	942,442
Financials (2.5%):
Banco Bradesco SA, ADR	409,539	3,481,081
BTG Pactual Group (b)	221,400	997,948
		4,479,029
Health Care (0.5%):
Qualicorp SA	95,600	832,672
Industrials (1.1%):
Azul SA, ADR (b)	52,322	1,102,948
EcoRodovias Infraestrutura e Logistica SA	298,800	934,567
		2,037,515
Materials (0.8%):
Vale SA, ADR	166,389	1,455,904
Utilities (0.6%):
Energisa SA	161,840	1,160,433
		12,743,954
China (23.5%):
Consumer Discretionary (1.4%):
China Yongda Automobiles Services Holdings Ltd. (c)	1,031,000	1,049,790
Tarena International, Inc., ADR	85,228	1,526,434
		2,576,224
Energy (1.4%):
China Petroleum & Chemical Corp., Class H	1,832,000	1,434,505
China Shenhua Energy Co. Ltd.	535,000	1,190,346
		2,624,851
See notes to financial statements.

14

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (6.7%):
Bank of China Ltd.	7,898,000	$3,873,042
China Construction Bank Corp.	5,843,857	4,544,600
Ping An Insurance Group Co. of China Ltd.	584,000	3,847,164
		12,264,806
Industrials (1.9%):
China Communications Construction Co. Ltd.	1,239,000	1,595,955
Weichai Power Co. Ltd.	2,074,000	1,812,513
		3,408,468
Information Technology (11.2%):
Alibaba Group Holding Ltd., ADR (b)	62,296	8,777,506
Chinasoft International Ltd.	2,130,000	1,128,474
NetEase, Inc., ADR	7,563	2,273,665
Tencent Holdings Ltd.	185,715	6,662,731
YY, Inc., ADR (b)	27,691	1,606,909
		20,449,285
Materials (0.9%):
Anhui Conch Cement Co. Ltd.	458,000	1,591,757
		42,915,391
Cyprus (1.1%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	137,787	1,048,784
Information Technology (0.5%):
QIWI PLC, ADR	36,858	909,655
		1,958,439
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	45,458	989,362
Hong Kong (3.4%):
Consumer Discretionary (2.6%):
China Maple Leaf Educational Systems Ltd. (c)	1,442,000	1,178,059
Haier Electronics Group Co. Ltd.	502,000	1,305,194
Man Wah Holdings Ltd.	909,200	816,186
Melco International Development Ltd.	493,000	1,318,999
		4,618,438
Health Care (0.6%):
CSPC Pharmaceutical Group Ltd.	780,000	1,139,312
Real Estate (0.2%):
Shimao Property Holdings Ltd.	221,000	378,000
		6,135,750
Hungary (1.3%):
Energy (0.6%):
MOL Hungarian Oil & Gas PLC	14,858	1,167,702

See notes to financial statements.

15

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.7%):
OTP Bank Public Co. Ltd.	38,295	$1,282,504
		2,450,206
India (7.8%):
Consumer Discretionary (1.2%):
Apollo Tyres Ltd.	270,157	1,005,425
Exide Industries Ltd.	351,787	1,198,760
		2,204,185
Consumer Staples (0.9%):
ITC Ltd.	331,191	1,656,955
Energy (0.4%):
Oil & Natural Gas Corp. Ltd.	279,690	680,332
Financials (2.9%):
Bank of Baroda	424,892	1,061,605
Dewan Housing Finance Corp. Ltd.	132,948	899,062
Manappuram Finance Ltd.	609,065	922,442
Yes Bank Ltd.	104,708	2,369,045
		5,252,154
Industrials (0.9%):
Larsen & Toubro Ltd.	64,808	1,691,158
Information Technology (0.7%):
HCL Technologies Ltd.	100,581	1,324,093
Utilities (0.8%):
Power Grid Corp. of India Ltd.	426,115	1,387,672
		14,196,549
Indonesia (3.5%):
Energy (0.5%):
PT United Tractors TBK	421,300	867,285
Financials (1.7%):
PT Bank Rakyat Indonesia Persero TBK	1,824,700	2,082,436
PT Bank Tabungan Negara Persero TBK	5,261,800	1,027,963
		3,110,399
Industrials (0.4%):
PT Pembangunan Perumahan Persero TBK	2,976,200	697,998
Telecommunication Services (0.9%):
PT Telekomunikasi Indonesia Persero TBK	5,234,700	1,777,994
		6,453,676
Korea, Republic Of (15.2%):
Consumer Discretionary (1.6%):
Mando Corp.	8,730	1,966,536
Shinsegae, Inc.	4,926	988,320
		2,954,856

See notes to financial statements.

16

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.5%):
GS Retail Co. Ltd.	19,961	$900,245
Energy (0.6%):
SK Innovation Co. Ltd.	8,052	1,115,417
Financials (3.0%):
KB Financial Group, Inc.	55,424	2,798,982
KIWOOM Securities Co. Ltd.	11,915	972,028
Shinhan Financial Group Co. Ltd.	40,740	1,758,119
		5,529,129
Industrials (1.5%):
Hyundai Construction Equipment Co. Ltd. (b)	5,284	1,589,034
Hyundai Engineering & Construction Co. Ltd.	27,812	1,120,685
		2,709,719
Information Technology (6.4%):
LG Innotek Co. Ltd.	6,849	988,290
Samsung Electronics Co. Ltd.	4,694	9,778,903
SFA Engineering Corp.	22,550	887,198
		11,654,391
Materials (1.6%):
LG Chem Ltd.	7,250	1,845,336
POSCO, ADR	17,494	1,094,949
		2,940,285
		27,804,042
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR	36,267	1,018,740
Malaysia (2.1%):
Consumer Discretionary (0.7%):
Genting Malaysia BHD	934,700	1,198,159
Financials (1.0%):
Bursa Malaysia BHD	384,000	948,797
CIMB Group Holdings BHD	628,300	963,612
		1,912,409
Industrials (0.4%):
Pos Malaysia BHD	600,700	741,475
		3,852,043
Mexico (2.7%):
Consumer Staples (0.7%):
Coca-Cola Femsa, ADR	15,041	1,273,521
Financials (1.2%):
Grupo Financiero Banorte SAB de CV	364,266	2,311,529

See notes to financial statements.

17

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.8%):
Grupo Mexico SAB de CV, Series B	506,584	$1,423,486
		5,008,536
Netherlands (0.4%):
Telecommunication Services (0.4%):
Veon Ltd., ADR	204,294	798,790
Philippines (0.5%):
Consumer Discretionary (0.5%):
Bloomberry Resorts Corp. (b)	4,711,500	862,977
Russian Federation (2.9%):
Consumer Staples (0.5%):
X5 Retail Group NV, Registered Shares, GDR (b)	25,407	879,616
Energy (0.9%):
LUKOIL PJSC, ADR	34,292	1,673,107
Financials (0.9%):
Sberbank of Russia PJSC, ADR	169,599	1,762,133
Industrials (0.6%):
Aeroflot — Russian Airlines PJSC (b)	314,200	1,043,482
		5,358,338
South Africa (5.2%):
Consumer Discretionary (2.5%):
Naspers Ltd.	22,981	4,529,661
Financials (1.8%):
Barclays Africa Group Ltd.	154,204	1,697,023
Capitec Bank Holdings Ltd.	24,590	1,561,431
		3,258,454
Industrials (0.5%):
KAP Industrial Holdings Ltd.	1,498,164	931,556
Materials (0.4%):
Sappi Ltd.	120,849	804,925
		9,524,596
Taiwan (11.2%):
Consumer Discretionary (0.4%):
Gourmet Master Co. Ltd.	73,370	790,962
Consumer Staples (0.6%):
TCI Co. Ltd. (b)	172,798	1,099,341
Financials (1.6%):
Chailease Holding Co. Ltd.	508,000	1,415,254
First Financial Holding Co. Ltd.	2,238,000	1,496,675
		2,911,929

See notes to financial statements.

18

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (7.8%):
All Ring Tech Co. Ltd.	339,000	$644,719
ASPEED Technology, Inc.	49,000	1,088,354
Flexium Interconnect, Inc.	474,000	1,782,514
Hon Hai Precision Industry Co. Ltd.	1,008,000	3,875,253
Largan Precision Co. Ltd.	8,000	1,273,884
Taiwan Semiconductor Manufacturing Co. Ltd.	819,998	5,603,138
		14,267,862
Materials (0.8%):
Formosa Plastics Corp.	440,000	1,340,666
		20,410,760
Thailand (2.6%):
Consumer Discretionary (0.5%):
MC Group Public Co. Ltd.	1,914,600	1,032,433
Energy (0.8%):
PTT PCL	129,000	1,404,271
Financials (0.7%):
Krung Thai Bank PCL	2,310,900	1,278,257
Materials (0.6%):
The Siam Cement PCL	76,700	1,133,272
		4,848,233
Turkey (1.7%):
Consumer Discretionary (1.1%):
Arcelik AS	121,366	898,897
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	326,808	1,109,789
		2,008,686
Financials (0.6%):
Turkiye Garanti Bankasi AS	379,861	1,057,515
		3,066,201
United Arab Emirates (0.8%):
Real Estate (0.8%):
Emaar Properties PJSC	684,541	1,444,257
Uruguay (0.5%):
Consumer Discretionary (0.5%):
Arcos Dorados Holdings, Inc. (b)	131,381	978,788
Total Common Stocks (Cost $137,355,996)		174,647,574

See notes to financial statements.

19

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Preferred Stocks (0.4%)
Brazil (0.4%):
Industrials (0.4%):
Randon SA Implementos e Participacoes (b)	550,300	$764,236
Total Preferred Stocks (Cost $844,602)		764,236
Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares MSCI Emerging Markets ETF	65,112	2,694,986
Total Exchange-Traded Funds (Cost $2,642,590)		2,694,986
Collateral for Securities Loaned (0.2%)
United States (0.2%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (d)	325,214	325,214
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (d)	61,008	61,008
Total Collateral for Securities Loaned (Cost $386,222)		386,222
Total Investments (Cost $141,229,410) — 97.6%		178,493,018
Other assets in excess of liabilities — 2.4%		4,312,526
NET ASSETS — 100.00%		$182,805,544

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

20

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.6%)
Argentina (1.6%):
Energy (0.6%):
Transportadora de Gas del Sur SA, ADR (b)	9,632	$159,987
Financials (1.0%):
Grupo Supervielle SA, ADR	13,087	236,613
		396,600
Brazil (3.2%):
Consumer Discretionary (1.4%):
Cvc Brasil Operadora E Agencia de Viagens SA	21,500	209,269
Grendene SA	17,400	133,955
		343,224
Industrials (1.8%):
Azul SA, ADR (b)	10,652	224,544
EcoRodovias Infraestrutura e Logistica SA	71,100	222,382
		446,926
		790,150
Chile (0.7%):
Energy (0.7%):
Geopark, Ltd. (b)	22,402	169,135
China (12.1%):
Consumer Discretionary (2.1%):
China Yongda Automobiles Services Holdings Ltd. (c)	285,500	290,704
Tarena International, Inc., ADR	12,519	224,215
		514,919
Health Care (2.0%):
Livzon Pharmaceutical Group, Inc. (b)	37,600	264,904
Sihuan Pharmaceutical Holdings Group Ltd.	571,000	239,042
		503,946
Industrials (3.3%):
China Lesso Group Holdings Ltd.	343,000	263,629
Lonking Holdings Ltd.	950,000	297,617
Qingdao Port International Co., Class H (b) (d)	422,000	242,460
		803,706
Information Technology (3.3%):
Chinasoft International Ltd.	466,000	246,887
Silergy Corp.	13,000	250,347
Sunny Optical Technology Group Co. Ltd.	14,000	125,374
YY, Inc., ADR (b)	3,449	200,145
		822,753

See notes to financial statements.

21

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (1.4%):
Beijing Capital Land Ltd.	478,000	$227,072
Times Property Holdings, Ltd.	201,000	125,597
		352,669
		2,997,993
Cyprus (1.5%):
Industrials (0.8%):
Global Trans, Registered Shares, GDR	26,188	199,334
Information Technology (0.7%):
QIWI PLC, ADR	7,052	174,043
		373,377
Greece (0.9%):
Energy (0.9%):
Motor Oil (Hellas) Corinth Refineries SA	10,836	235,838
Hong Kong (10.4%):
Consumer Discretionary (3.7%):
China Maple Leaf Educational Systems Ltd.	308,000	251,625
Haier Electronics Group Co. Ltd.	81,000	210,599
Man Wah Holdings Ltd. (c)	325,600	292,290
Melco International Development Ltd.	64,000	171,229
		925,743
Health Care (1.9%):
Dawnrays Pharmaceutical Holdings Ltd.	416,000	270,620
Lee's Pharmaceutical Holdings	249,500	208,222
		478,842
Industrials (1.1%):
Sinotruk Hong Kong Ltd.	375,500	272,448
Information Technology (1.0%):
Tongda Group Holdings Ltd. (c)	810,000	241,663
Materials (0.9%):
China Resources Cement Holdings Ltd.	450,000	223,582
Real Estate (1.8%):
K Wah International Holdings Ltd.	349,000	211,865
Yuexiu Property Co. Ltd.	1,338,000	227,834
		439,699
		2,581,977
India (11.4%):
Consumer Discretionary (2.8%):
Apollo Tyres Ltd.	66,985	249,294
Exide Industries Ltd.	81,710	278,437
Minda Industries Ltd. (b)	16,365	161,985
		689,716

See notes to financial statements.

22

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (1.7%):
Dewan Housing Finance Corp. Ltd.	33,976	$229,763
Manappuram Finance Ltd.	121,320	183,742
		413,505
Health Care (1.0%):
Jubilant Life Sciences Ltd.	24,020	253,927
Industrials (2.1%):
Dilip Buildcon, Ltd. (b) (d)	37,500	259,512
KEI Industries, Ltd.	71,966	258,274
		517,786
Materials (1.8%):
MOIL Ltd.	43,324	213,866
UPL Ltd.	18,756	243,828
		457,694
Real Estate (0.8%):
Ajmera Realty & Infra India, Ltd.	56,208	190,563
Utilities (1.2%):
CESC Ltd.	23,338	313,388
		2,836,579
Indonesia (4.8%):
Consumer Discretionary (0.6%):
PT Sri Rejeki Isman TBK	5,904,000	141,605
Consumer Staples (0.8%):
PT Perusahaan Perkebunan London Sumatra Indonesia TBK	1,871,400	192,059
Energy (0.9%):
PT Indo Tambangraya Megah TBK	164,500	213,660
Financials (1.2%):
PT Bank Tabungan Negara Persero TBK	1,564,300	305,607
Industrials (0.6%):
PT Pembangunan Perumahan Persero TBK	678,200	159,056
Real Estate (0.7%):
PT Puradelta Lestari TBK	11,367,200	184,014
		1,196,001
Korea, Republic Of (17.5%):
Consumer Discretionary (2.9%):
Lotte Himart Co. Ltd.	3,215	196,166
Mando Corp.	1,300	292,840
Shinsegae, Inc.	1,173	235,343
		724,349
Consumer Staples (0.8%):
GS Retail Co. Ltd.	4,526	204,124

See notes to financial statements.

23

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (1.9%):
DGB Financial Group, Inc.	17,014	$175,447
KIWOOM Securities Co. Ltd.	3,526	287,652
		463,099
Health Care (3.3%):
Daewon Pharmaceutical Co. Ltd.	10,859	185,539
Interojo Co. Ltd.	6,562	203,069
Rayence Co. Ltd.	12,384	215,371
Vieworks Co. Ltd.	4,236	212,912
		816,891
Industrials (1.9%):
Hyundai Engineering & Construction Co. Ltd.	5,562	224,121
Kyung Dong Navien Co. Ltd.	6,860	250,584
		474,705
Information Technology (3.7%):
DuzonBizon Co. Ltd.	9,100	245,060
LG Innotek Co. Ltd.	1,468	211,828
SFA Engineering Corp.	6,363	250,343
Wonik QnC Corp. (b)	21,526	221,754
		928,985
Materials (3.0%):
Hanil Cement Co., Ltd.	1,456	146,473
Hansol Paper Co. Ltd.	12,140	204,269
Korea Petrochemical Ind Co. Ltd.	765	169,314
SKCKOLONPI, Inc.	11,643	223,135
		743,191
		4,355,344
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA, ADR	9,581	269,130
Malaysia (5.3%):
Consumer Discretionary (0.7%):
Genting Malaysia BHD	136,000	174,334
Financials (1.1%):
Bursa Malaysia BHD	104,500	258,201
Industrials (2.8%):
Econpile Holdings BHD	450,100	262,275
Pos Malaysia BHD	186,300	229,960
Tiong NAM Logistics Holdings	499,600	207,362
		699,597

See notes to financial statements.

24

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.7%):
Uoa Development Berhad	302,200	$179,772
		1,311,904
Mexico (0.7%):
Materials (0.7%):
Grupo Cementos de Chihuahua SAB de CV (b)	36,543	185,392
Philippines (1.3%):
Consumer Discretionary (0.7%):
Bloomberry Resorts Corp. (b)	1,021,000	187,010
Financials (0.6%):
East West Banking Corp.	260,100	146,417
		333,427
Russian Federation (0.9%):
Industrials (0.9%):
Aeroflot — Russian Airlines PJSC (b)	70,400	233,804
Singapore (0.8%):
Information Technology (0.8%):
IGG, Inc.	130,000	200,381
South Africa (3.7%):
Financials (0.7%):
Capitec Bank Holdings Ltd.	2,664	169,160
Industrials (0.9%):
KAP Industrial Holdings Ltd.	364,463	226,623
Materials (2.1%):
African Rainbow Minerals Ltd.	43,961	283,223
Sappi Ltd.	35,616	237,223
		520,446
		916,229
Taiwan (14.7%):
Consumer Discretionary (0.7%):
Gourmet Master Co. Ltd.	17,410	187,688
Consumer Staples (1.1%):
TCI Co. Ltd. (b)	41,436	263,616
Financials (1.7%):
Chailease Holding Co. Ltd.	58,000	161,584
King's Town Bank Co. Ltd.	245,000	252,852
		414,436
Industrials (0.7%):
Sinmag Equipment Corp.	31,066	181,962

See notes to financial statements.

25

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (7.8%):
All Ring Tech Co. Ltd.	88,000	$167,361
ASPEED Technology, Inc.	11,000	244,325
Chroma ATE, Inc.	82,000	264,193
Elite Material Co., Ltd.	69,000	334,431
Flexium Interconnect, Inc.	76,000	285,804
Merry Electronics Co. Ltd.	46,000	285,296
Powertech Technology, Inc.	58,000	178,939
Sinbon Electronics Co. Ltd.	72,099	170,211
		1,930,560
Materials (1.8%):
Grand Pacific Petrochemical	360,000	250,901
YC INOX Co. Ltd. (b)	238,900	205,233
		456,134
Real Estate (0.9%):
Huaku Development Co., Ltd.	93,000	214,672
		3,649,068
Thailand (2.5%):
Consumer Discretionary (0.9%):
MC Group Public Co. Ltd.	413,000	222,707
Energy (0.8%):
Bangchak Corp. PCL	198,400	195,540
Health Care (0.8%):
Bangkok Chain Hospital PCL	503,300	201,359
		619,606
Turkey (1.6%):
Consumer Discretionary (1.6%):
Arcelik AS	23,315	172,682
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	65,833	223,559
		396,241
Uruguay (0.9%):
Consumer Discretionary (0.9%):
Arcos Dorados Holdings, Inc. (b)	28,587	212,973
Total Common Stocks (Cost $20,816,582)		24,261,149
Preferred Stocks (0.7%)
Brazil (0.7%):
Industrials (0.7%):
Randon SA Implementos e Participacoes (b)	131,300	182,345
Total Preferred Stocks (Cost $199,081)		182,345

See notes to financial statements.

26

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (3.2%)
United States (3.2%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	668,786	$668,786
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	125,459	125,459
Total Collateral for Securities Loaned (Cost $794,245)		794,245
Total Investments (Cost $21,809,908) — 101.5%		25,237,739
Liabilities in excess of other assets — (1.5)%		(370,565)
NET ASSETS — 100.00%		$24,867,174

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $501,972 and amounted to 2.0% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

27

Victory Portfolios Victory Sophus China Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (93.9%)
China (68.0%):
Consumer Discretionary (5.0%):
China Yongda Automobiles Services Holdings Ltd. (b)	277,500	$282,558
New Oriental Education & Technology Group, Inc., ADR (c)	3,825	269,624
Shenzhou International Group Holdings Ltd.	31,000	203,843
Tarena International, Inc., ADR	15,240	272,948
		1,028,973
Consumer Staples (1.5%):
Kweichow Moutai Co. Ltd.	4,347	302,696
Energy (4.0%):
China Petroleum & Chemical Corp., Class H	779,200	610,134
China Shenhua Energy Co. Ltd.	98,000	218,045
		828,179
Financials (21.7%):
Bank of China Ltd.	1,966,000	964,092
China Construction Bank Corp.	1,082,000	841,440
China Merchants Bank Co. Ltd., Class H	223,500	673,513
Industrial & Commercial Bank of China Ltd.	1,023,000	690,427
PICC Property & Casualty Co. Ltd., Class H	172,000	287,268
Ping An Insurance Group Co. of China Ltd.	151,000	994,729
		4,451,469
Health Care (0.8%):
Sihuan Pharmaceutical Holdings Group Ltd.	395,000	165,362
Industrials (6.2%):
China Communications Construction Co. Ltd.	292,000	376,125
China Lesso Group Holdings Ltd.	295,000	226,736
Lonking Holdings Ltd.	795,000	249,059
Scud Group Ltd. (c) (d) (e)	1,650,000	65,516
Weichai Power Co. Ltd.	396,000	346,073
		1,263,509
Information Technology (28.8%):
AAC Technologies Holdings, Inc.	20,500	256,077
Alibaba Group Holding Ltd., ADR (c)	16,969	2,390,932
Baidu, Inc., ADR (c)	1,400	250,404
Chinasoft International Ltd.	356,000	188,609
NetEase, Inc., ADR	723	217,355
Tencent Holdings Ltd.	59,555	2,136,602
Weibo Corp., ADR (b) (c)	3,894	258,834
YY, Inc., ADR (c)	3,722	215,988
		5,914,801
		13,954,989

See notes to financial statements.

28

Victory Portfolios Victory Sophus China Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Hong Kong (22.4%):
Consumer Discretionary (6.1%):
China Maple Leaf Educational Systems Ltd.	310,000	$253,258
Galaxy Entertainment Group Ltd.	39,000	236,710
Haier Electronics Group Co. Ltd.	133,000	345,798
Man Wah Holdings Ltd. (b)	232,000	208,266
Melco International Development Ltd.	76,000	203,335
		1,247,367
Energy (1.8%):
CNOOC Ltd.	339,000	371,976
Financials (1.2%):
China Taiping Insurance Holdings Co. Ltd.	93,238	236,377
Health Care (2.7%):
CSPC Pharmaceutical Group Ltd.	268,000	391,456
Lee's Pharmaceutical Holdings	192,000	160,235
		551,691
Industrials (0.8%):
Asm Pacific Technology Ltd.	12,600	170,014
Information Technology (1.3%):
Tongda Group Holdings Ltd. (b)	900,000	268,514
Materials (2.2%):
China Resources Cement Holdings Ltd.	346,000	171,910
Nine Dragons Paper Holdings Ltd.	202,000	269,010
		440,920
Real Estate (2.7%):
China Resources Land Ltd.	126,000	367,083
Shimao Property Holdings Ltd.	113,000	193,276
		560,359
Telecommunication Services (3.6%):
China Mobile Ltd.	69,500	736,849
		4,584,067
Singapore (0.7%):
Information Technology (0.7%):
IGG, Inc.	95,000	146,432
Taiwan (2.8%):
Consumer Discretionary (0.7%):
Gourmet Master Co. Ltd.	13,480	145,320
Consumer Staples (1.3%):
TCI Co. Ltd. (c)	40,914	260,295
Information Technology (0.8%):
Largan Precision Co. Ltd.	1,000	159,236
		564,851
Total Common Stocks (Cost $14,035,553)		19,250,339

See notes to financial statements.

29

Victory Portfolios Victory Sophus China Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Exchange-Traded Funds (3.4%)
United States (3.4%):
iShares MSCI China ETF	12,889	$704,899
Total Exchange-Traded Funds (Cost $662,390)		704,899
Collateral for Securities Loaned (4.9%)
United States (4.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (f)	844,384	844,384
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (f)	158,400	158,400
Total Collateral for Securities Loaned (Cost $1,002,784)		1,002,784
Total Investments (Cost $15,700,727) — 102.2%		20,958,022
Liabilities in excess of other assets — (2.2)%		(450,104)
NET ASSETS — 100.00%		$20,507,918

(a)  All securities, except those traded on exchanges in the United States (including ADRs) were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of June 30, 2017.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, illiquid securities were 0.3% of the Fund's net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

30

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
ASSETS:
Investments, at value (Cost $20,690,312, $34,665,711 and $141,229,410)	$23,859,626	$40,226,422	$178,493,018	(a)
Foreign currency, at value (Cost $23,122, $20,144 and $110,762)	22,781	20,178	110,247
Cash and cash equivalents	483,832	467,996	3,532,404
Interest and dividends receivable	43,740	44,731	1,083,941
Receivable for capital shares issued	2,391	62,349	92,199
Receivable for investments sold	46,246	74,719	467,688
Reclaims receivable	91,263	42,984	6,767
Receivable from Adviser	30,334	35,785	—
Prepaid expenses	39,146	36,242	48,838
Total Assets	24,619,359	41,011,406	183,835,102
LIABILITIES:
Collateral for Securities Loaned	—	—	386,222
Payable for investments purchased	162,045	238,143	155,826
Accrued foreign capital gains taxes	—	—	20,867
Payable for capital shares redeemed	19,269	9,775	174,212
Payable to Adviser	—	—	8,842
Accrued expenses and other payables:
Investment advisory fees	16,188	22,135	149,068
Administration fees	1,247	2,064	9,964
Custodian fees	14,948	5,267	18,493
Transfer agent fees	13,526	—	46,485
Chief Compliance Officer fees	3	—	—
12b-1 fees	2,782	1,627	16,194
Other accrued expenses	6,499	1,689	43,385
Total Liabilities	236,507	280,700	1,029,558
NET ASSETS:
Capital	23,051,185	34,015,108	154,414,978
Accumulated net investment income (loss)	709,743	202,723	1,268,782
Accumulated net realized gains (losses) from investments	(2,545,897)	952,646	(10,123,673)
Net unrealized appreciation on investments	3,167,821	5,560,229	37,245,457
Net Assets	$24,382,852	$40,730,706	$182,805,544
(continues on next page)

See notes to financial statements.

31

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
Net Assets
Class A Shares	$17,363,013	$6,300,141	$69,116,547
Class C Shares	1,197,335	1,798,388	13,690,382
Class R Shares	2,372,532	1,132,604	16,924,751
Class R6 Shares	—	—	14,580,748
Class Y Shares	3,449,972	31,499,573	68,493,116
Total	$24,382,852	$40,730,706	$182,805,544
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,562,919	510,023	3,585,310
Class C Shares	146,722	148,993	936,172
Class R Shares	228,170	75,237	934,511
Class R6 Shares	—	—	745,987
Class Y Shares	314,980	2,574,112	3,530,603
Total	2,252,791	3,308,365	9,732,583
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.11	$12.35	$19.28
Class C Shares (b)	$8.16	$12.07	$14.62
Class R Shares	$10.40	$15.05	$18.11
Class R6 Shares	$—	$—	$19.55
Class Y Shares	$10.95	$12.24	$19.40
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.79	$13.10	$20.46

(a)  Includes $353,733 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

32

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory Sophus Emerging Markets Small Cap Fund		Victory Sophus China Fund
ASSETS:
Investments, at value (Cost $21,809,908 and $15,700,727)	$25,237,739	(a)	$20,958,022	(b)
Foreign currency, at value (Cost $168,071 and $15,687)	167,725		15,685
Cash and cash equivalents	286,741		376,650
Interest and dividends receivable	78,433		172,402
Receivable for investments sold	641,506		53,146
Reclaims receivable	428		—
Receivable from Adviser	18,365		9,921
Prepaid expenses	58,977		27,164
Total Assets	26,489,914		21,612,990
LIABILITIES:
Collateral for Securities Loaned	794,245		1,002,784
Payable for investments purchased	781,553		61,367
Accrued foreign capital gains taxes	8,503		—
Payable for capital shares redeemed	—		2,000
Accrued expenses and other payables:
Investment advisory fees	25,303		18,420
Administration fees	1,342		1,960
Custodian fees	—		3,721
12b-1 fees	367		1,776
Other accrued expenses	11,427		13,044
Total Liabilities	1,622,740		1,105,072
NET ASSETS:
Capital	20,976,230		15,599,788
Accumulated net investment income (loss)	60,733		77,973
Accumulated net realized gains (losses) from investments	409,551		(427,265)
Net unrealized appreciation on investments	3,420,660		5,257,422
Net Assets	$24,867,174		$20,507,918

(continues on next page)

See notes to financial statements.

33

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory Sophus Emerging Markets Small Cap Fund	Victory Sophus China Fund
Net Assets
Class A Shares	$3,511,784	$12,416,077
Class C Shares	26,613	148,667
Class R Shares	—	2,145,860
Class Y Shares	21,328,777	5,797,314
Total	$24,867,174	$20,507,918
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	294,904	976,674
Class C Shares	2,340	11,773
Class R Shares	—	168,369
Class Y Shares	1,787,760	454,730
Total	2,085,004	1,611,546
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.91	$12.71
Class C Shares (c)	$11.37	$12.63
Class R Shares	$—	$12.74
Class Y Shares	$11.93	$12.75
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.64	$13.49

(a)  Includes $742,190 of securities on loan.

(b)  Includes $939,645 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

34

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund	Victory Sophus Emerging Markets Fund
Investment Income:
Dividend income	$507,737	$390,054	$2,312,652
Interest income	4,849	2,500	12,236
Securities lending income	3,063	1,517	8,846
Foreign tax withholding	(54,636)	(31,431)	(202,002)
Total Income	461,013	362,640	2,131,732
Expenses:
Investment advisory fees	95,154	111,365	837,952
Administration fees	7,249	8,483	51,211
12b-1 fees — Class A Shares	21,334	7,434	82,503
12b-1 fees — Class C Shares	5,959	7,313	65,392
12b-1 fees — Class R Shares	5,927	7,499	42,993
Custodian fees	28,708	27,264	68,334
Transfer agent fees	804	936	5,609
Transfer agent fees — Class A Shares	18,902	4,644	53,367
Transfer agent fees — Class C Shares	2,354	478	12,151
Transfer agent fees — Class R Shares	2,879	1,785	16,631
Transfer agent fees — Class R6 Shares	—	—	7
Transfer agent fees — Class Y Shares	2,753	1,108	39,148
Trustees' fees	793	646	5,757
Chief Compliance Officer fees	92	92	380
Legal and audit fees	4,848	4,969	10,821
State registration and filing fees	29,852	34,467	45,880
Commitment fees on line of credit	—	214	143
Printing fees	13,368	15,597	58,215
Other expenses	11,938	8,071	14,463
Total Expenses	252,914	242,365	1,410,957
Expenses waived/reimbursed by Adviser	(97,838)	(82,448)	(71,510)
Net Expenses	155,076	159,917	1,339,447
Net Investment Income	305,937	202,723	792,285
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	704,397	904,762	12,014,769
Net realized losses from foreign capital gains taxes	—	—	(29,802)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	1,872,897	1,583,915	18,023,620
Net change in accumulated foreign capital gains taxes on appreciated securities	—	—	2,716
Net realized/unrealized gains on investments	2,577,294	2,488,677	30,011,303
Change in net assets resulting from operations	$2,883,231	$2,691,400	$30,803,588

See notes to financial statements.

35

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory Sophus Emerging Markets Small Cap Fund	Victory Sophus China Fund
Investment Income:
Dividend income	$291,761	$247,229
Interest income	1,082	705
Securities lending income	4,906	3,810
Foreign tax withholding	(21,515)	(15,641)
Total Income	276,234	236,103
Expenses:
Investment advisory fees	141,227	101,602
Administration fees	6,909	5,630
12b-1 fees — Class A Shares	3,653	13,940
12b-1 fees — Class C Shares	130	490
12b-1 fees — Class R Shares	—	4,876
Custodian fees	19,262	8,909
Accounting fees	10,768	13,498
Transfer agent fees	702	—
Transfer agent fees — Class A Shares	969	—
Transfer agent fees — Class C Shares	12	—
Transfer agent fees — Class Y Shares	154	—
Trustees' fees	738	635
Chief Compliance Officer fees	51	45
Legal and audit fees	5,031	3,879
State registration and filing fees	18,833	41,324
Other expenses	6,300	3,158
Total Expenses	214,739	197,986
Expenses waived/reimbursed by Adviser	(41,277)	(40,660)
Net Expenses	173,462	157,326
Net Investment Income	102,772	78,777
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	1,425,833	753,162
Net realized losses from foreign capital gains taxes	(16,991)	—
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,929,079	3,378,302
Net change in accumulated foreign capital gains taxes on appreciated securities	4,016	—
Net realized/unrealized gains on investments	4,341,937	4,131,464
Change in net assets resulting from operations	$4,444,709	$4,210,241

See notes to financial statements.

36

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$305,937	$401,129	$202,723	$364,829	$792,285	$1,532,145
Net realized gains/(losses) from investment transactions	704,397	(1,495,575)	904,762	3,020,530	11,984,967	(5,290,497)
Net change in unrealized appreciation/ (depreciation) on investments	1,872,897	1,235,889	1,583,915	(692,787)	18,026,336	24,075,283
Change in net assets resulting from operations	2,883,231	141,443	2,691,400	2,692,572	30,803,588	20,316,931
Distributions to Shareholders:
From net investment income:
Class A Shares	— (a)	(292,751)	—	(11,621)	— (a)	(586,014)
Class C Shares	—	(21,335)	—	—	—	(106,902)
Class R Shares	—	(33,544)	—	(151,265)	—	(153,131)
Class R6 Shares (b)	—	—	—	—	—	(150)
Class Y Shares	—	(54,523)	— (a)	(275,311)	—	(551,090)
From net realized gains:
Class A Shares	—	—	—	(525,864)	—	—
Class C Shares	—	—	—	(121,731)	—	—
Class R Shares	—	—	—	(694,498)	—	—
Class Y Shares	—	—	—	(1,388,287)	—	—
Change in net assets resulting from distributions to shareholders	—	(402,153)	—	(3,168,577)	—	(1,397,287)
Change in net assets resulting from capital transactions	(1,432,683)	(5,138,726)	8,761,246	(12,606,171)	1,698,215	(76,210,715)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	335,854	—	—	—	380,283
Change in net assets	1,450,548	(5,063,582)	11,452,646	(13,082,176)	32,501,803	(56,910,788)
Net Assets:
Beginning of period	22,932,304	27,995,886	29,278,060	42,360,236	150,303,741	207,214,529
End of period	$24,382,852	$22,932,304	$40,730,706	$29,278,060	$182,805,544	$150,303,741
Accumulated net investment income (loss)	$709,743	$403,806	$202,723	$—	$1,268,782	$476,497

(a)  Rounds to less than $1.

(b)  Sophus Emerging Markets Fund Class R6 Shares commenced operations on November 15, 2016.

See notes to financial statements.

37

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$760,405	$1,021,275	$831,857	$1,016,372	$5,982,373	$9,167,757
Distributions reinvested	—	285,127	—	245,055	—	573,265
Cost of shares redeemed	(2,271,556)	(3,999,459)	(485,055)	(9,983,055)	(10,925,073)	(29,070,863)
Total Class A Shares	$(1,511,151)	$(2,693,057)	$346,802	$(8,721,628)	$(4,942,700)	$(19,329,841)
Class C Shares
Proceeds from shares issued	$39,678	$132,814	$545,049	$316,333	$890,176	$620,893
Distributions reinvested	—	20,093	—	111,720	38	100,767
Cost of shares redeemed	(211,869)	(871,073)	(151,391)	(6,790,796)	(1,863,543)	(5,286,022)
Total Class C Shares	$(172,191)	$(718,166)	$393,658	$(6,362,743)	$(973,329)	$(4,564,362)
Class R Shares
Proceeds from shares issued	$154,910	$353,330	$705,162	$9,208,983	$1,385,277	$2,539,121
Distributions reinvested	—	33,544	—	845,763	—	152,629
Cost of shares redeemed	(348,825)	(825,699)	(9,172,130)	(5,782,093)	(3,557,486)	(6,533,442)
Total Class R Shares	$(193,915)	$(438,825)	$(8,466,968)	$4,272,653	$(2,172,209)	$(3,841,692)
Class R6 Shares
Proceeds from shares issued	$—	$—	$—	$—	$14,329,198	$63,039
Distributions reinvested	—	—	—	—	—	150
Cost of shares redeemed	—	—	—	—	(506,692)	—
Total Class R6 Shares	$—	$—	$—	$—	$13,822,506	$63,189
Class Y Shares
Proceeds from shares issued	$762,273	$397,737	$17,178,867	$1,154,510	$18,360,198	$13,563,161
Distributions reinvested	—	52,494	—	306,127	—	458,581
Cost of shares redeemed	(317,699)	(1,738,909)	(691,113)	(3,255,090)	(22,396,251)	(62,559,751)
Total Class Y Shares	$444,574	$(1,288,678)	$16,487,754	$(1,794,453)	$(4,036,053)	$(48,538,009)
Change in net assets resulting from capital transactions	$(1,432,683)	$(5,138,726)	$8,761,246	$(12,606,171)	$1,698,215	$(76,210,715)

(continues on next page)
See notes to financial statements.

38

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund		Victory Sophus Emerging Markets Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	71,629	105,078	69,653	86,437	326,087	598,206
Reinvested	—	29,184	—	21,958	—	36,283
Redeemed	(215,686)	(413,048)	(40,452)	(826,430)	(607,102)	(1,895,589)
Total Class A Shares	(144,057)	(278,786)	29,201	(718,035)	(281,015)	(1,261,100)
Class C Shares
Issued	5,218	18,586	45,991	27,330	63,090	56,554
Reinvested	—	2,787	—	10,203	3	8,376
Redeemed	(27,778)	(123,202)	(12,969)	(566,653)	(135,615)	(404,487)
Total Class C Shares	(22,560)	(101,829)	33,022	(529,120)	(72,522)	(339,557)
Class R Shares
Issued	15,752	39,521	50,078	626,487	81,503	176,194
Reinvested	—	3,662	—	62,097	—	10,264
Redeemed	(34,647)	(91,134)	(651,315)	(469,801)	(206,271)	(482,279)
Total Class R Shares	(18,895)	(47,951)	(601,237)	218,783	(124,768)	(295,821)
Class R6 Shares
Issued	—	—	—	—	768,327	3,963
Reinvested	—	—	—	—	—	9
Redeemed	—	—	—	—	(26,312)	—
Total Class R6 Shares	—	—	—	—	742,015	3,972
Class Y Shares
Issued	74,808	42,702	1,415,276	97,343	1,002,661	889,495
Reinvested	—	5,457	—	27,729	—	28,896
Redeemed	(30,786)	(183,061)	(57,914)	(277,103)	(1,227,572)	(3,915,211)
Total Class Y Shares	44,022	(134,902)	1,357,362	(152,031)	(224,911)	(2,996,820)
Change in Shares	(141,490)	(563,468)	818,348	(1,180,403)	38,799	(4,889,326)

See notes to financial statements.

39

Victory Portfolios	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets Small Cap Fund		Victory Sophus China Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$102,772	$122,750	$78,777	$104,398
Net realized gains from investment transactions	1,408,842	268,442	753,162	242,210
Net change in unrealized appreciation/depreciation on investments	2,933,095	3,876	3,378,302	(438,224)
Change in net assets resulting from operations	4,444,709	395,068	4,210,241	(91,616)
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	(86,655)
Class Y Shares	—	(117,686)	—	(44,966)
From return of capital:
Class A Shares	—	—	—	(2,576)
Class Y Shares	—	—	—	(1,235)
Change in net assets resulting from distributions to shareholders	—	(117,686)	—	(135,432)
Change in net assets resulting from capital transactions	585,520	(5,721,133)	413,083	(9,630,296)
Change in net assets	5,030,229	(5,443,751)	4,623,324	(9,857,344)
Net Assets:
Beginning of period	19,836,945	25,280,696	15,884,594	25,741,938
End of period	$24,867,174	$19,836,945	$20,507,918	$15,884,594
Accumulated net investment income (loss)	$60,733	$(42,039)	$77,973	$(804)

See notes to financial statements.

40

Victory Portfolios	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets Small Cap Fund		Victory Sophus China Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$459,625	$47,964	$482,176	$388,232
Distributions reinvested	—	—	—	6,794
Cost of shares redeemed	(67,330)	(2,743,798)	(141,102)	(620,844)
Total Class A Shares	$392,295	$(2,695,834)	$341,074	$(225,818)
Class C Shares
Proceeds from shares issued	$—	$3,871	$83,463	$11,054
Cost of shares redeemed	(1,991)	(2,715,040)	(17,501)	(4,408,962)
Total Class C Shares	$(1,991)	$(2,711,169)	$65,962	$(4,397,908)
Class R Shares
Proceeds from shares issued	$—	$—	$—	$133,196
Cost of shares redeemed	—	—	—	(2,651,936)
Total Class R Shares	$—	$—	$—	$(2,518,740)
Class Y Shares
Proceeds from shares issued	$292,171	$—	$279,877	$4,847,764
Distributions reinvested	—	1,332	—	719
Cost of shares redeemed	(96,955)	(315,462)	(273,830)	(7,336,313)
Total Class Y Shares	$195,216	$(314,130)	$6,047	$(2,487,830)
Change in net assets resulting from capital transactions	$585,520	$(5,721,133)	$413,083	$(9,630,296)
Share Transactions:
Class A Shares
Issued	39,343	5,062	42,422	41,482
Reinvested	—	—	—	680
Redeemed	(6,317)	(267,610)	(12,038)	(66,387)
Total Class A Shares	33,026	(262,548)	30,384	(24,225)
Class C Shares
Issued	—	343	7,141	964
Redeemed	(179)	(271,494)	(1,425)	(421,737)
Total Class C Shares	(179)	(271,151)	5,716	(420,773)
Class R Shares
Issued	—	—	—	12,894
Redeemed	—	—	—	(251,946)
Total Class R Shares	—	—	—	(239,052)
Class Y Shares
Issued	26,487	—	23,659	533,480
Reinvested	—	138	—	72
Redeemed	(8,892)	(34,233)	(22,507)	(779,600)
Total Class Y Shares	17,595	(34,095)	1,152	(246,048)
Change in Shares	50,442	(567,794)	37,252	(930,098)

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.84	$9.78		$9.87	$13.24	$18.08	$15.44
Investment Activities:
Net investment income (loss) (a)	0.14	0.16		0.15	0.23	0.23	0.12
Net realized and unrealized gains (losses) on investments	1.13	(0.07)		(0.09)	(0.98)	1.91	2.60
Total from Investment Activities	1.27	0.09		0.06	(0.75)	2.14	2.72
Distributions to Shareholders:
Net investment income	—	(0.17)		(0.15)	(0.21)	(0.87)	(0.08)
Net realized gains from investments	—	—		—	(2.41)	(6.11)	—
Total Distributions to Shareholders	—	(0.17)		(0.15)	(2.62)	(6.98)	(0.08)
Capital Contributions from Prior Custodian (See Note 7)	—	0.14		—	—	—	—
Net Asset Value, End of Period	$11.11	$9.84		$9.78	$9.87	$13.24	$18.08
Total Return (excludes sales charge) (b)	12.91%	2.41	%(c)	0.64%	(5.80)%	15.55%	17.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,363	$16,799		$19,416	$22,388	$31,483	$34,005
Ratio of net expenses to average net assets (d)	1.25%	1.40%		1.40%	1.40%	1.40%	1.34%
Ratio of net investment income (loss) to average net assets (d)	2.59%	1.64%		1.49%	1.74%	1.46%	0.73%
Ratio of gross expenses to average net assets (d) (e)	2.01%	1.95%		1.89%	1.81%	1.61%	1.34%
Portfolio turnover (b) (f)	37%	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$7.26	$7.26		$7.36	$10.62	$15.85	$13.61
Investment Activities:
Net investment income (loss) (a)	0.07	0.07		0.05	0.06	0.04	(0.02)
Net realized and unrealized gains (losses) on investments	0.83	(0.08)		(0.07)	(0.78)	1.59	2.29
Total from Investment Activities	0.90	(0.01)		(0.02)	(0.72)	1.63	2.27
Distributions to Shareholders:
Net investment income	—	(0.13)		(0.08)	(0.13)	(0.75)	(0.03)
Net realized gains from investments	—	—		—	(2.41)	(6.11)	—
Total Distributions to Shareholders	—	(0.13)		(0.08)	(2.54)	(6.86)	(0.03)
Capital Contributions from Prior Custodian (See Note 7)	—	0.14		—	—	—	—
Net Asset Value, End of Period	$8.16	$7.26		$7.26	$7.36	$10.62	$15.85
Total Return (excludes contingent deferred sales charge) (b)	12.40%	1.77	%(c)	(0.27)%	(6.90)%	14.24%	16.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,197	$1,228		$1,969	$2,418	$2,390	$2,370
Ratio of net expenses to average net assets (d)	1.99%	2.15%		2.27%	2.55%	2.55%	2.20%
Ratio of net investment income (loss) to average net assets (d)	1.79%	0.97%		0.65%	0.54%	0.29%	(0.12)%
Ratio of gross expenses to average net assets (d) (e)	3.39%	3.05%		2.82%	2.75%	2.55%	2.20%
Portfolio turnover (b) (f)	37%	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

43

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.23	$9.18		$9.27	$12.63	$17.58	$15.03
Investment Activities:
Net investment income (loss) (a)	0.11	0.11		0.11	0.15	0.14	0.06
Net realized and unrealized gains (losses) on investments	1.06	(0.06)		(0.09)	(0.94)	1.83	2.52
Total from Investment Activities	1.17	0.05		0.02	(0.79)	1.97	2.58
Distributions to Shareholders:
Net investment income	—	(0.14)		(0.11)	(0.16)	(0.81)	(0.03)
Net realized gains from investments	—	—		—	(2.41)	(6.11)	—
Total Distributions to Shareholders	—	(0.14)		(0.11)	(2.57)	(6.92)	(0.03)
Capital Contributions from Prior Custodian (See Note 7)	—	0.14		—	—	—	—
Net Asset Value, End of Period	$10.40	$9.23		$9.18	$9.27	$12.63	$17.58
Total Return (b)	12.68%	2.06	%(c)	0.22%	(6.37)%	14.93%	17.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,373	$2,279		$2,707	$3,403	$4,479	$4,247
Ratio of net expenses to average net assets (d)	1.57%	1.80%		1.86%	1.96%	1.96%	1.74%
Ratio of net investment income (loss) to average net assets (d)	2.28%	1.26%		1.10%	1.20%	0.91%	0.38%
Ratio of gross expenses to average net assets (d) (e)	2.57%	2.29%		2.28%	2.19%	1.99%	1.74%
Portfolio turnover (b) (f)	37%	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$9.69	$9.62		$9.70	$13.08	$18.04	$15.42
Investment Activities:
Net investment income (loss) (a)	0.16	0.18		0.18	0.25	0.37	0.16
Net realized and unrealized gains (losses) on investments	1.10	(0.06)		(0.09)	(0.96)	1.86	2.61
Total from Investment Activities	1.26	0.12		0.09	(0.71)	2.23	2.77
Distributions to Shareholders:
Net investment income	—	(0.19)		(0.17)	(0.26)	(1.08)	(0.15)
Net realized gains from investments	—	—		—	(2.41)	(6.11)	—
Total Distributions to Shareholders	—	(0.19)		(0.17)	(2.67)	(7.19)	(0.15)
Capital Contributions from Prior Custodian (See Note 7)	—	0.14		—	—	—	—
Net Asset Value, End of Period	$10.95	$9.69		$9.62	$9.70	$13.08	$18.04
Total Return (b)	13.00%	2.69	%(c)	0.92%	(5.60)%	16.29%	18.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,450	$2,626		$3,904	$4,221	$7,232	$867,731
Ratio of net expenses to average net assets (d)	0.99%	1.15%		1.15%	1.15%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets (d)	2.99%	1.93%		1.76%	1.95%	1.96%	0.94%
Ratio of gross expenses to average net assets (d) (e)	1.97%	1.80%		1.75%	1.51%	1.01%	1.02%
Portfolio turnover (b) (f)	37%	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

45

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.16	$11.56	$11.56	$11.65	$10.26	$8.79
Investment Activities:
Net investment income (loss) (a)	0.08	0.13	0.11	0.10	0.06	0.12
Net realized and unrealized gains on investments	1.11	0.65	0.32	0.45	2.87	1.44
Total from Investment Activities	1.19	0.78	0.43	0.55	2.93	1.56
Distributions to Shareholders:
Net investment income	—	(0.03)	(0.11)	(0.08)	(0.13)	(0.09)
Net realized gains from investments	—	(1.15)	(0.32)	(0.56)	(1.41)	—
Total Distributions to Shareholders	—	(1.18)	(0.43)	(0.64)	(1.54)	(0.09)
Net Asset Value, End of Period	$12.35	$11.16	$11.56	$11.56	$11.65	$10.26
Total Return (excludes sales charge) (b)	10.66%	6.67%	3.68%	4.70%	29.02%	17.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,300	$5,366	$13,857	$13,015	$12,539	$9,557
Ratio of net expenses to average net assets (c)	1.23%	1.40%	1.36%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (c)	1.43%	1.12%	0.90%	0.85%	0.50%	1.22%
Ratio of gross expenses to average net assets (c) (d)	1.99%	1.71%	1.57%	1.63%	1.67%	1.95%
Portfolio turnover (b) (e)	63%	184%	90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$11.42	$11.43	$11.54	$10.19	$8.74
Investment Activities:
Net investment income (loss ) (a)	0.04	0.05	0.01	0.01	(0.03)	0.06
Net realized and unrealized gains on investments	1.08	0.63	0.32	0.44	2.84	1.44
Total from Investment Activities	1.12	0.68	0.33	0.45	2.81	1.50
Distributions to Shareholders:
Net investment income	—	—	(0.02)	—	(0.05)	(0.05)
Net realized gains from investments	—	(1.15)	(0.32)	(0.56)	(1.41)	—
Total Distributions to Shareholders	—	(1.15)	(0.34)	(0.56)	(1.46)	(0.05)
Net Asset Value, End of Period	$12.07	$10.95	$11.42	$11.43	$11.54	$10.19
Total Return (excludes contingent deferred sales charge) (b)	10.23%	5.92%	2.85%	3.87%	28.04%	17.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,798	$1,270	$7,367	$6,538	$5,997	$4,171
Ratio of net expenses to average net assets (c)	1.97%	2.16%	2.17%	2.17%	2.15%	1.94%
Ratio of net investment income (loss) to average net assets (c)	0.67%	0.41%	0.11%	0.10%	(0.26)%	0.60%
Ratio of gross expenses to average net assets (c) (d)	3.34%	2.44%	2.38%	2.43%	2.42%	2.49%
Portfolio turnover (b) (e)	63%	184%	90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

47

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.62	$11.50		$11.50	$11.59	$10.22	$8.76
Investment Activities:
Net investment income (loss) (a)	0.02	0.09		0.06	0.06	0.01	0.10
Net realized and unrealized gains on investments	1.41	3.43		0.32	0.44	2.86	1.45
Total from Investment Activities	1.43	3.52		0.38	0.50	2.87	1.55
Distributions to Shareholders:
Net investment income	—	(0.25)		(0.06)	(0.03)	(0.09)	(0.09)
Net realized gains from investments	—	(1.15)		(0.32)	(0.56)	(1.41)	—
Total Distributions to Shareholders	—	(1.40)		(0.38)	(0.59)	(1.50)	(0.09)
Net Asset Value, End of Period	$15.05	$13.62		$11.50	$11.50	$11.59	$10.22
Total Return (b)	10.50%	30.57	%(c)	3.23%	4.25%	28.47%	17.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,133	$9,213		$5,265	$5,272	$5,311	$4,126
Ratio of net expenses to average net assets (d)	1.71%	1.68%		1.78%	1.80%	1.79%	1.52%
Ratio of net investment income (loss) to average net assets (d)	0.25%	0.74%		0.50%	0.47%	0.10%	1.02%
Ratio of gross expenses to average net assets (d) (e)	2.39%	1.81%		2.00%	2.04%	2.06%	2.07%
Portfolio turnover (b) (f)	63%	184%		90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.04	$11.60	$11.59	$11.67	$10.27	$8.81
Investment Activities:
Net investment income (loss) (a)	0.10	0.15	0.15	0.14	0.10	0.15
Net realized and unrealized gains on investments	1.10	0.67	0.31	0.45	2.88	1.46
Total from Investment Activities	1.20	0.82	0.46	0.59	2.98	1.61
Distributions to Shareholders:
Net investment income	—	(0.23)	(0.13)	(0.11)	(0.17)	(0.15)
Net realized gains from investments	—	(1.15)	(0.32)	(0.56)	(1.41)	—
Total Distributions to Shareholders	—	(1.38)	(0.45)	(0.67)	(1.58)	(0.15)
Net Asset Value, End of Period	$12.24	$11.04	$11.60	$11.59	$11.67	$10.27
Total Return (b)	10.87%	7.01%	3.96%	5.04%	29.50%	18.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,500	$13,430	$15,871	$15,334	$13,364	$11,711
Ratio of net expenses to average net assets (c)	0.94%	1.09%	1.09%	1.09%	1.05%	0.89%
Ratio of net investment income (loss) to average net assets (c)	1.73%	1.30%	1.21%	1.17%	0.85%	1.59%
Ratio of gross expenses to average net assets (c) (d)	1.41%	1.36%	1.36%	1.33%	1.32%	1.44%
Portfolio turnover (b) (e)	63%	184%	90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

49

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.98	$14.60		$17.22	$19.34	$23.88	$21.13
Investment Activities:
Net investment income (loss) (a)	0.08	0.11		0.10	0.12	0.09	0.07
Net realized and unrealized gains (losses) on investments	3.22	1.38		(2.33)	(0.82)	(1.37)	2.73
Total from Investment Activities	3.30	1.49		(2.23)	(0.70)	(1.28)	2.80
Distributions to Shareholders:
Net investment income	—	(0.15)		—	(0.17)	(0.01)	(0.05)
Net realized gains from investments	—	—		(0.39)	(1.25)	(3.39)	—
Total Distributions to Shareholders	—	(0.15)		(0.39)	(1.42)	(3.40)	(0.05)
Capital Contributions from Prior Custodian (See Note 7)	—	0.04		—	—	—	—
Increase from Contribution by Adviser	$—	$—		$—	$—	$0.14	$—
Net Asset Value, End of Period	$19.28	$15.98		$14.60	$17.22	$19.34	$23.88
Total Return (excludes sales charge) (b)	20.65%	10.50	%(c)	(12.94)%	(3.54)%	(4.74)%	13.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$69,117	$61,767		$74,837	$123,778	$225,463	$533,677
Ratio of net expenses to average net assets (d)	1.65%	1.65%		1.57%	1.65%	1.65%	1.53%
Ratio of net investment income (loss) to average net assets (d)	0.84%	0.73%		0.60%	0.62%	0.42%	0.30%
Ratio of gross expenses to average net assets (d) (e)	1.71%	1.67%		1.57%	1.69%	1.65%	1.53%
Portfolio turnover (b) (f)	52%	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.17	$11.20		$13.43	$15.43	$19.90	$17.72
Investment Activities:
Net investment income (loss) (a)	— (b)	(0.01)		(0.02)	(0.03)	(0.03)	(0.08)
Net realized and unrealized gains (losses) on investments	2.45	1.05		(1.82)	(0.64)	(1.16)	2.26
Total from Investment Activities	2.45	1.04		(1.84)	(0.67)	(1.19)	2.18
Distributions to Shareholders:
Net investment income	—	(0.11)		—	(0.08)	—	—
Net realized gains from investments	—	—		(0.39)	(1.25)	(3.39)	—
Total Distributions to Shareholders	—	(0.11)		(0.39)	(1.33)	(3.39)	—
Capital Contributions from Prior Custodian (See Note 7)	—	0.04		—	—	—	—
Increase from Contribution by Adviser	$—	$—		$—	$—	$0.11	$—
Net Asset Value, End of Period	$14.62	$12.17		$11.20	$13.43	$15.43	$19.90
Total Return (excludes contingent deferred sales charge) (c)	20.13%	9.62	%(d)	(13.68)%	(4.25)%	(5.46)%	12.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,690	$12,273		$15,096	$21,416	$31,349	$52,280
Ratio of net expenses to average net assets (e)	2.45%	2.45%		2.38%	2.45%	2.43%	2.32%
Ratio of net investment income (loss) to average net assets (e)	0.05%	(0.09)%		(0.19)%	(0.18)%	(0.21)%	(0.42)%
Ratio of gross expenses to average net assets (e) (f)	2.51%	2.48%		2.38%	2.45%	2.43%	2.32%
Portfolio turnover (c) (g)	52%	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

51

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.03	$13.76		$16.31	$18.44	$22.97	$20.36
Investment Activities:
Net investment income (loss) (a)	0.04	0.07		0.05	0.07	0.07	0.01
Net realized and unrealized gains (losses) on investments	3.04	1.30		(2.21)	(0.79)	(1.34)	2.60
Total from Investment Activities	3.08	1.37		(2.16)	(0.72)	(1.27)	2.61
Distributions to Shareholders:
Net investment income	—	(0.14)		—	(0.16)	—	—
Net realized gains from investments	—	—		(0.39)	(1.25)	(3.39)	—
Total Distributions to Shareholders	—	(0.14)		(0.39)	(1.41)	(3.39)	—
Capital Contributions from Prior Custodian (See Note 7)	—	0.04		—	—	—	—
Increase from Contribution by Adviser	$—	$—		$—	$—	$0.13	$—
Net Asset Value, End of Period	$18.11	$15.03		$13.76	$16.31	$18.44	$22.97
Total Return (b)	20.49%	10.26	%(c)	(13.23)%	(3.81)%	(4.95)%	12.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,925	$15,923		$18,648	$24,143	$28,038	$36,130
Ratio of net expenses to average net assets (d)	1.96%	1.87%		1.87%	1.94%	1.90%	1.88%
Ratio of net investment income (loss) to average net assets (d)	0.49%	0.50%		0.33%	0.36%	0.37%	0.03%
Ratio of gross expenses to average net assets (d) (e)	1.99%	1.87%		1.87%	1.94%	1.90%	1.88%
Portfolio turnover (b) (f)	52%	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

52

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class R6 Shares
	Six Months Ended June 30, 2017	Period Ended December 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.16	$15.91
Investment Activities:
Net investment income (loss) (b)	0.26	0.04
Net realized and unrealized gains on investments	3.13	0.25
Total from Investment Activities	3.39	0.29
Distributions to Shareholders:
Net investment income	—	(0.04)
Total Distributions to Shareholders	—	(0.04)
Net Asset Value, End of Period	$19.55	$16.16
Total Return (c)	20.98%	1.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,581	$64
Ratio of net expenses to average net assets (d)	1.16%	1.16%
Ratio of net investment income (loss) to average net assets (d)	2.78%	1.79%
Ratio of gross expenses to average net assets (d) (e)	1.44%	21.70%
Portfolio turnover (c) (f)	52%	120%

(a)  Class R6 Shares of the Fund commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

53

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$16.05	$14.61		$17.22	$19.38	$23.92	$21.18
Investment Activities:
Net investment income (loss) (a)	0.10	0.18		0.15	0.20	0.10	0.15
Net realized and unrealized gains (losses) on investments	3.25	1.37		(2.34)	(0.83)	(1.30)	2.70
Total from Investment Activities	3.35	1.55		(2.19)	(0.63)	(1.20)	2.85
Distributions to Shareholders:
Net investment income	—	(0.15)		(0.03)	(0.28)	(0.09)	(0.11)
Net realized gains from investments	—	—		(0.39)	(1.25)	(3.39)	—
Total Distributions to Shareholders	—	(0.15)		(0.42)	(1.53)	(3.48)	(0.11)
Capital Contributions from Prior Custodian (See Note 7)	—	0.04		—	—	—	—
Increase from Contribution by Adviser	$—	$—		$—	$—	$0.14	$—
Net Asset Value, End of Period	$19.40	$16.05		$14.61	$17.22	$19.38	$23.92
Total Return (b)	20.87%	10.86	%(c)	(12.73)%	(3.18)%	(4.32)%	13.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$68,493	$60,277		$98,634	$124,357	$192,620	$776,722
Ratio of net expenses to average net assets (d)	1.32%	1.32%		1.30%	1.31%	1.31%	1.31%
Ratio of net investment income (loss) to average net assets (d)	1.15%	1.17%		0.89%	1.03%	0.46%	0.64%
Ratio of gross expenses to average net assets (d) (e)	1.43%	1.38%		1.30%	1.31%	1.31%	1.31%
Portfolio turnover (b) (f)	52%	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 1.45% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

54

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Small Cap Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.75	$9.69	$10.31	$10.00
Investment Activities:
Net investment income (loss) (b)	0.04	0.04	0.01	0.03
Net realized and unrealized gains (losses) on investments	2.12	0.02	(0.63)	0.28
Total from Investment Activities	2.16	0.06	(0.62)	0.31
Distributions to Shareholders:
Total Distributions to Shareholders	—	—	—	—
Net Asset Value, End of Period	$11.91	$9.75	$9.69	$10.31
Total Return (excludes sales charge) (c)	22.15%	0.62%	(6.01)%	3.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,512	$2,552	$5,083	$6,808
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.92%	1.88%
Ratio of net investment income (loss) to average net assets (d)	0.72%	0.44%	0.08%	0.30%
Ratio of gross expenses to average net assets (d) (e)	2.34%	2.29%	2.44%	2.29%
Portfolio turnover (c) (f)	58%	141%	107%	110%

(a)  Class A Shares of the Fund commenced operations on January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

55

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Small Cap Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.34	$9.56	$10.23	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.01)	(0.02)	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	2.04	(0.20)	(0.62)	0.27
Total from Investment Activities	2.03	(0.22)	(0.67)	0.23
Distributions to Shareholders:
Total Distributions to Shareholders	—	—	—	—
Net Asset Value, End of Period	$11.37	$9.34	$9.56	$10.23
Total Return (excludes contingent deferred sales charge) (c)	21.73%	(2.30)%	(6.55)%	2.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27	$24	$2,617	$2,586
Ratio of net expenses to average net assets (d)	2.50%	2.50%	2.54%	2.69%
Ratio of net investment income (loss) to average net assets (c)	(0.11)%	(0.18)%	(0.50)%	(0.43)%
Ratio of gross expenses to average net assets (d) (e)	37.43%	3.12%	3.05%	3.10%
Portfolio turnover (c) (f)	58%	141%	107%	110%

(a)  Class C Shares of the Fund commenced operations on January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

56

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Small Cap Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.75	$9.74	$10.32	$10.00
Investment Activities:
Net investment income (loss) (b)	0.05	0.06	0.06	0.08
Net realized and unrealized gains (losses) on investments	2.13	0.02	(0.64)	0.26
Total from Investment Activities	2.18	0.08	(0.58)	0.34
Distributions to Shareholders:
Net investment income	—	(0.07)	—	(0.02)
Return of Capital	—	—	—	— (c)
Total Distributions to Shareholders	—	(0.07)	—	(0.02)
Net Asset Value, End of Period	$11.93	$9.75	$9.74	$10.32
Total Return (d)	22.36%	0.79%	(5.62)%	3.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,329	$17,261	$17,581	$18,440
Ratio of net expenses to average net assets (e)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (e)	0.94%	0.62%	0.53%	0.76%
Ratio of gross expenses to average net assets (e) (f)	1.79%	1.98%	2.01%	1.91%
Portfolio turnover (d) (g)	58%	141%	107%	110%

(a)  Class Y Shares of the Fund commenced operations on January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

57

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus China Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08	$10.29	$10.90	$10.31	$9.06	$7.51
Investment Activities:
Net investment income (loss) (a)	0.05	0.04	0.15	0.12	0.11	0.07
Net realized and unrealized gains (losses) on investments	2.58	(0.16)	(0.61)	0.59	1.28	1.55
Total from Investment Activities	2.63	(0.12)	(0.46)	0.71	1.39	1.62
Distributions to Shareholders:
Net investment income	—	(0.09)	(0.15)	(0.12)	(0.14)	(0.07)
Return of Capital	—	— (b)	—	—	—	—
Total Distributions to Shareholders	—	(0.09)	(0.15)	(0.12)	(0.14)	(0.07)
Net Asset Value, End of Period	$12.71	$10.08	$10.29	$10.90	$10.31	$9.06
Total Return (excludes sales charge) (c)	26.09%	(1.12)%	(4.26)%	6.88%	15.33%	21.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,416	$9,540	$9,985	$11,373	$10,919	$8,500
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (d)	0.81%	0.43%	0.59%	1.18%	1.12%	0.81%
Ratio of gross expenses to average net assets (d) (e)	2.03%	2.12%	2.02%	2.26%	2.05%	2.06%
Portfolio turnover (c) (f)	28%	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

58

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus China Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.05	$10.26	$10.86	$10.30	$9.05	$7.50
Investment Activities:
Net investment income (loss) (a)	0.06	0.04	0.06	0.05	0.04	0.02
Net realized and unrealized gains (losses) on investments	2.52	(0.25)	(0.60)	0.57	1.27	1.56
Total from Investment Activities	2.58	(0.21)	(0.54)	0.62	1.31	1.58
Distributions to Shareholders:
Net investment income	—	—	(0.06)	(0.06)	(0.06)	(0.03)
Total Distributions to Shareholders	—	—	(0.06)	(0.06)	(0.06)	(0.03)
Net Asset Value, End of Period	$12.63	$10.05	$10.26	$10.86	$10.30	$9.05
Total Return (excludes contingent deferred sales charge) (b)	25.67%	(2.05)%	(4.96)%	5.99%	14.51%	21.12%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$149	$61	$4,381	$4,434	$4,192	$3,661
Ratio of net expenses to average net assets (c)	2.50%	2.50%	2.50%	2.50%	2.52%	2.26%
Ratio of net investment income (loss) to average net assets (c)	1.05%	0.45%	(0.10)%	0.50%	0.41%	0.29%
Ratio of gross expenses to average net assets (c) (d)	15.56%	3.06%	2.75%	2.87%	2.82%	2.57%
Portfolio turnover (b) (e)	28%	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

59

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus China Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.13	$10.27	$10.88	$10.32	$9.06	$7.51
Investment Activities:
Net investment income (loss) (a)	0.02	0.04	0.10	0.09	0.07	0.04
Net realized and unrealized gains (losses) on investments	2.59	(0.18)	(0.61)	0.56	1.29	1.56
Total from Investment Activities	2.61	(0.14)	(0.51)	0.65	1.38	1.60
Distributions to Shareholders:
Net investment income	—	—	(0.10)	(0.09)	(0.10)	(0.05)
Total Distributions to Shareholders	—	—	(0.10)	(0.09)	(0.10)	(0.05)
Net Asset Value, End of Period	$12.74	$10.13	$10.27	$10.88	$10.32	$9.06
Total Return (b)	25.77%	(1.36)%	(4.64)%	6.36%	14.98%	21.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,146	$1,705	$4,185	$4,433	$4,204	$3,657
Ratio of net expenses to average net assets (c)	2.14%	2.10%	2.14%	2.14%	2.16%	2.04%
Ratio of net investment income (loss) to average net assets (c)	0.39%	0.43%	0.20%	0.86%	0.79%	0.51%
Ratio of gross expenses to average net assets (c) (d)	2.77%	2.48%	2.39%	2.49%	2.46%	2.35%
Portfolio turnover (b) (e)	28%	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

60

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus China Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.09	$10.28	$10.89	$10.32	$9.06	$7.51
Investment Activities:
Net investment income (loss) (a)	0.06	0.07	0.18	0.16	0.15	0.09
Net realized and unrealized gains (losses) on investments	2.60	(0.16)	(0.61)	0.58	1.28	1.56
Total from Investment Activities	2.66	(0.09)	(0.43)	0.74	1.43	1.65
Distributions to Shareholders:
Net investment income	—	(0.10)	(0.18)	(0.17)	(0.17)	(0.10)
Return of Capital	—	— (b)	—	—	—	—
Total Distributions to Shareholders	—	(0.10)	(0.18)	(0.17)	(0.17)	(0.10)
Net Asset Value, End of Period	$12.75	$10.09	$10.28	$10.89	$10.32	$9.06
Total Return (c)	26.36%	(0.85)%	(3.96)%	7.19%	15.77%	22.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,797	$4,578	$7,191	$9,958	$9,386	$7,947
Ratio of net expenses to average net assets (d)	1.42%	1.42%	1.42%	1.42%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets (d)	1.11%	0.75%	1.11%	1.58%	1.54%	1.12%
Ratio of gross expenses to average net assets (d) (e)	1.89%	1.90%	1.73%	1.77%	1.73%	1.74%
Portfolio turnover (c) (f)	28%	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

61

Victory Portfolios	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory RS International Fund ("International Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Global Fund ("Global Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory Sophus Emerging Markets Fund ("Emerging Markets Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory Sophus Emerging Markets Small Cap Fund ("Emerging Markets Small Cap Fund")	Classes A, C and Y	Seeks to provide long-term capital growth
Victory Sophus China Fund ("China Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

62

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
International Fund
Common Stocks	$—	$23,086,357	$—	$23,086,357
Preferred Stocks	—	299,920	—	299,920
Exchange-Traded Funds	473,349	—	—	473,349
Total	473,349	23,386,277	—	23,859,626

63

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Global Fund
Common Stocks	$21,730,363	$17,873,484	$—	$39,603,847
Preferred Stocks	214,245 `	—	—	214,245
Exchange Traded Funds	408,330	—	—	408,330
Total	22,352,938	17,873,484	—	40,226,422
Emerging Markets Fund
Common Stocks	43,929,511	130,718,063	—	174,647,574
Preferred Stocks	764,236	—	—	764,236
Exchange-Traded Funds	2,694,986	—	—	2,694,986
Collateral for Securities Loaned	386,222	—	—	386,222
Total	47,774,955	130,718,063	—	178,493,018
Emerging Markets Small Cap Fund
Common Stocks	2,821,117	21,440,032	—	24,261,149
Preferred Stocks	182,345	—	—	182,345
Collateral for Securities Loaned	794,245	—	—	794,245
Total	3,797,707	21,440,032	—	25,237,739
China Fund
Common Stocks	3,876,086	15,308,737	65,516	19,250,339
Exchange-Traded Funds	704,899	—	—	704,899
Collateral for Securities Loaned	1,002,784	—	—	1,002,784
Total	5,583,769	15,308,737	65,516	20,958,022

Transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows:

Global Fund	Transfers from Level 2 to Level 1
Preferred Stocks	$214,245
Emerging Markets Fund
Common Stocks	3,917,058
Preferred Stocks	764,236
Emerging Markets Small Cap Fund
Common Stocks	222,567
Preferred Stocks	182,345

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

China Fund
Common Stocks
Balance as of December 31, 2016	$65,965
Realized Gain (Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(449)
Purchases	—
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of June 30, 2017	$65,516

64

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Statement of Assets and Liabilities. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

65

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
Emerging Markets Fund	$353,733	$353,733	$32,489
Emerging Markets Small Cap Fund	742,190	742,190	52,055
China Fund	939,645	939,645	63,139

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

66

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
International Fund	$8,463,571	$10,045,526
Global Fund	27,049,061	18,452,015
Emerging Markets Fund	95,837,490	85,490,466
Emerging Markets Small Cap Fund	13,520,643	12,996,812
China Fund	5,076,129	5,016,555

For the six months ended June 30, 2017, there were no purchases and sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
International Fund	0.80%
Global Fund	0.80%
Emerging Markets Fund	1.00%
Emerging Markets Small Cap Fund	1.25%
China Fund	1.10%

67

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Victory Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and C7iti. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS"), serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2017, the Distributor received approximately $4,178 from commissions earned on sales of Class A Shares and the transfer agent received $988 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. For the six months ended June 30, 2017 (except as noted), the expense limits are as follows:

Fund	Class	Expense Limit(a)
International Fund	Class A Shares	1.13	%(b)
International Fund	Class C Shares	1.88	%(b)
International Fund	Class R Shares	1.38	%(b)

68

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Fund	Class	Expense Limit(a)
International Fund	Class Y Shares	0.88	%(b)
Global Fund	Class A Shares	1.09	%(b)
Global Fund	Class C Shares	1.84	%(b)
Global Fund	Class R Shares	1.34	%(b)
Global Fund	Class Y Shares	0.84	%(b)
Emerging Markets Fund	Class A Shares	1.65%
Emerging Markets Fund	Class C Shares	2.45%
Emerging Markets Fund	Class R Shares	1.96%
Emerging Markets Fund	Class R6 Shares	1.16%
Emerging Markets Fund	Class Y Shares	1.32%
Emerging Markets Small Cap Fund	Class A Shares	1.75%
Emerging Markets Small Cap Fund	Class C Shares	2.50%
Emerging Markets Small Cap Fund	Class Y Shares	1.50%
China Fund	Class A Shares	1.75%
China Fund	Class C Shares	2.50%
China Fund	Class R Shares	2.14%
China Fund	Class Y Shares	1.42%

(a)  In effect until at least July 31, 2018.

(b)  Prior to March 31, 2017, the expense limits are as follows on these Funds:

Fund	Class	Expense Limit
International Fund	Class A Shares	1.40%
International Fund	Class C Shares	2.15%
International Fund	Class R Shares	1.80%
International Fund	Class Y Shares	1.15%
Global Fund	Class A Shares	1.40%
Global Fund	Class C Shares	2.17%
Global Fund	Class R Shares	1.81%
Global Fund	Class Y Shares	1.09%

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six month period, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

	Expires 12/31/2019	Expires 12/31/2020
International Fund	$54,419	$97,838
Global Fund	40,586	82,448
Emerging Markets Fund	54,398	71,510
Emerging Markets Small Cap Fund	41,003	41,277
China Fund	31,126	40,660

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2017.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2017 were as follows:

Fund	Amount Outstanding at June 30, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate
Global Fund	$—	$2,015,385	13	1.78%
Emerging Markets Fund	—	1,914,286	7	1.77%

*  For the six months ended June 30, 2017, based on the number of days borrowings were outstanding.

As of June 30, 2017, the Funds had no loans outstanding with Citibank.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes,

70

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Funds had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

Certain funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the most recent fiscal year ended December 31, 2016, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
International Fund	$402,153	$—	$402,153	$—	$402,153
Global Fund	810,978	2,357,599	3,168,577	—	3,168,577
Emerging Markets Fund	1,397,287	—	1,397,287	—	1,397,287
Emerging Markets Small Cap Fund	117,686	—	117,686	—	117,686
China Fund	131,621	—	131,621	3,811	135,432

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
International Fund	$—	$410,425	$—	$410,425	$(2,553,211)	$—	$591,222	$(1,551,564)
Global Fund	—	7,895	337,924	345,819	—	—	3,678,379	4,024,198
Emerging Markets Fund	—	476,497	—	476,497	(20,997,703)	—	18,108,184	(2,413,022)

71

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Emerging Markets Small Cap Fund	$—	$—	$—	$—	$(974,997)	$(5,036)	$426,268	$(553,765)
China Fund	—	—	—	—	(975,626)	(804)	1,674,319	697,889

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their most recent tax year ended December 30, 2016, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
International Fund	$2,553,211	$—	$2,553,211
Emerging Markets Fund	17,590,080	3,407,623	20,997,703
Emerging Markets Small Cap Fund	974,997	—	974,997
China Fund	975,626	—	975,626

At June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Fund	$21,246,574	$3,345,415	$(732,363)	$2,613,052
Global Fund	34,965,554	5,686,883	(426,015)	5,260,868
Emerging Markets Fund	142,131,233	39,200,876	(2,839,091)	36,361,785
Emerging Markets Small Cap Fund	21,868,166	3,896,906	(527,333)	3,369,573
China Fund	15,884,838	5,637,042	(563,858)	5,073,184

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Guardian Life Insurance	Global Fund	37.2%
Guardian Life Insurance	Emerging Markets Small Cap Fund	95.6%
Guardian Life Insurance	China Fund	92.5%

72

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

73

Victory Portfolios	Supplemental Information June 30, 2017

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	February 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

74

Victory Portfolios	Supplemental Information — continued June 30, 2017

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustees.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

75

Victory Portfolios	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

76

Victory Portfolios	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
International Fund
Class A Shares	$1,000.00	$1,129.10	$6.60	1.25%
Class C Shares	1,000.00	1,124.00	10.48	1.99%
Class R Shares	1,000.00	1,126.80	8.28	1.57%
Class Y Shares	1,000.00	1,130.00	5.23	0.99%
Global Fund
Class A Shares	1,000.00	1,106.60	6.42	1.23%
Class C Shares	1,000.00	1,102.30	10.27	1.97%
Class R Shares	1,000.00	1,105.00	8.92	1.71%
Class Y Shares	1,000.00	1,108.70	4.91	0.94%
Emerging Markets Fund
Class A Shares	1,000.00	1,206.50	9.03	1.65%
Class C Shares	1,000.00	1,201.30	13.37	2.45%
Class R Shares	1,000.00	1,204.90	10.72	1.96%
Class R6 Shares	1,000.00	1,209.80	6.36	1.16%
Class Y Shares	1,000.00	1,208.70	7.23	1.32%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)
77

Victory Portfolios	Supplemental Information — continued June 30, 2017

  (Unaudited)

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Emerging Markets Small Cap Fund
Class A Shares	$1,000.00	$1,221.50	$9.64	1.75%
Class C Shares	1,000.00	1,217.30	13.74	2.50%
Class Y Shares	1,000.00	1,223.60	8.27	1.50%
China Fund
Class A Shares	1,000.00	1,260.90	9.81	1.75%
Class C Shares	1,000.00	1,256.70	13.99	2.50%
Class R Shares	1,000.00	1,257.70	11.98	2.14%
Class Y Shares	1,000.00	1,263.60	7.97	1.42%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

78

Victory Portfolios	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
International Fund
Class A Shares	$1,000.00	$1,018.60	$6.26	1.25%
Class C Shares	1,000.00	1,014.93	9.94	1.99%
Class R Shares	1,000.00	1,017.01	7.85	1.57%
Class Y Shares	1,000.00	1,019.89	4.96	0.99%
Global Fund
Class A Shares	1,000.00	1,018.70	6.16	1.23%
Class C Shares	1,000.00	1,015.03	9.84	1.97%
Class R Shares	1,000.00	1,016.31	8.55	1.71%
Class Y Shares	1,000.00	1,020.13	4.71	0.94%
Emerging Markets Fund
Class A Shares	1,000.00	1,016.61	8.25	1.65%
Class C Shares	1,000.00	1,012.65	12.23	2.45%
Class R Shares	1,000.00	1,015.08	9.79	1.96%
Class R6 Shares	1,000.00	1,019.04	5.81	1.16%
Class Y Shares	1,000.00	1,018.25	6.61	1.32%
Emerging Markets Small Cap Fund
Class A Shares	1,000.00	1,016.12	8.75	1.75%
Class C Shares	1,000.00	1,012.40	12.47	2.50%
Class Y Shares	1,000.00	1,017.36	7.50	1.50%
China Fund
Class A Shares	1,000.00	1,016.12	8.75	1.75%
Class C Shares	1,000.00	1,012.40	12.47	2.50%
Class R Shares	1,000.00	1,014.18	10.69	2.14%
Class Y Shares	1,000.00	1,017.75	7.10	1.42%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

79

Victory Portfolios	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

International Fund	Global Fund

Emerging Markets Fund	Emerging Markets Small Cap Fund

China Fund

80

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSIF-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory RS Partners Fund

Victory RS Value Fund

Victory RS Large Cap Alpha Fund

Victory RS Investors Fund

Victory Global Natural Resources Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Financial Statements
The Victory Value Funds
Victory RS Partners Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18-20
Financial Highlights	23-25
Victory RS Value Fund
Schedule of Portfolio Investments	6
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18-20
Financial Highlights	26-29
Victory RS Large Cap Alpha Fund
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18-20
Financial Highlights	30-33
Victory RS Investors Fund
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	21-22
Financial Highlights	34-37
Victory Global Natural Resources Fund
Schedule of Portfolio Investments	13
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	21-22
Financial Highlights	38-41
Notes to Financial Statements	42
Supplemental Information	53
Trustee and Officer Information	53
Proxy Voting and Form N-Q Information	56
Expense Examples	56
Portfolio Holdings	59

Victory Portfolios

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.5%)
Banks (18.9%):
Associated Banc-Corp.	943,847	$23,784,943
Boston Private Financial Holdings, Inc.	546,967	8,395,943
Chemical Financial Corp.	202,155	9,786,324
Columbia Banking System, Inc.	337,976	13,468,344
First Horizon National Corp.	1,167,674	20,340,881
Hancock Holding Co.	103,157	5,054,693
Renasant Corp.	238,193	10,418,562
Synovus Financial Corp.	490,119	21,682,864
UMB Financial Corp.	180,652	13,523,609
		126,456,163
Capital Markets (6.0%):
CBOE Holdings, Inc.	240,456	21,977,678
Federated Investors, Inc., Class B	408,442	11,538,487
Interactive Brokers Group, Inc., Class A	186,080	6,963,114
		40,479,279
Consumer Discretionary (4.8%):
Liberty Expedia Holdings, Inc., Class A (a)	231,567	12,509,249
Penske Automotive Group, Inc.	205,471	9,022,232
The Wendy's Co.	707,289	10,970,052
		32,501,533
Consumer Staples (6.2%):
Hostess Brands, Inc. (a)	503,441	8,105,400
Nomad Foods, Ltd. (a)	429,680	6,062,785
Performance Food Group Co. (a)	562,975	15,425,515
Rite Aid Corp. (a)	87,570	258,332
TreeHouse Foods, Inc. (a)	150,042	12,256,931
		42,108,963
Energy (7.2%):
Energen Corp. (a)	140,237	6,923,501
Kosmos Energy Ltd. (a) (b)	2,139,717	13,715,585
Matador Resources Co. (a) (b)	248,337	5,306,962
Pbf Energy, Inc. (b)	172,730	3,844,970
RPC, Inc. (b)	282,916	5,717,732
SRC Energy, Inc. (a)	1,083,534	7,292,184
Superior Energy Services, Inc. (a)	527,330	5,500,052
		48,300,986
Health Care (4.4%):
Allscripts Healthcare Solutions, Inc. (a)	737,510	9,410,628
Diplomat Pharmacy, Inc. (a)	454,570	6,727,636
HMS Holdings Corp. (a)	462,540	8,556,990
Molina Healthcare, Inc. (a)	65,220	4,511,920
		29,207,174

See notes to financial statements.

3

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Industrials (8.1%):
Advanced Disposal Services, Inc. (a)	437,763	$9,950,353
Avis Budget Group, Inc. (a)	353,393	9,637,027
Azul SA, ADR (a)	117,773	2,482,655
H&E Equipment Services, Inc.	309,720	6,321,385
Masonite International Corp. (a)	92,866	7,011,383
Regal Beloit Corp.	125,718	10,252,303
Rexnord Corp. (a)	412,810	9,597,833
		55,252,939
Information Technology (15.9%):
Belden, Inc.	91,219	6,880,649
CommVault Systems, Inc. (a)	357,323	20,170,883
Cray, Inc. (a)	89,057	1,638,649
Diebold, Inc. (b)	511,090	14,310,520
Euronet Worldwide, Inc. (a)	241,850	21,130,435
MicroStrategy, Inc., Class A (a)	75,741	14,517,277
NetScout Systems, Inc. (a)	160,379	5,517,038
Pegasystems, Inc.	11,140	650,019
RealPage, Inc. (a)	231,020	8,305,169
Verint Systems, Inc. (a)	346,950	14,120,865
		107,241,504
Insurance (6.7%):
Primerica, Inc.	241,593	18,300,670
Torchmark Corp.	207,790	15,895,935
Validus Holdings Ltd.	211,827	11,008,649
		45,205,254
Materials (5.0%):
Commercial Metals Co.	290,778	5,649,817
Compass Minerals International, Inc. (b)	227,266	14,840,469
Summit Materials, Inc., Class A (a)	469,817	13,563,617
		34,053,903
Real Estate (6.6%):
Education Realty Trust, Inc.	319,720	12,389,149
Equity Commonwealth (a)	746,901	23,602,071
Urban Edge Properties	359,250	8,525,003
		44,516,223
Thrifts & Mortgage Finance (3.2%):
Essent Group Ltd. (a)	576,801	21,422,389
Utilities (2.5%):
Black Hills Corp.	120,125	8,104,834
PNM Resources, Inc.	222,422	8,507,642
		16,612,476
Total Common Stocks (Cost $503,796,995)		643,358,786

See notes to financial statements.

4

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Preferred Stocks (0.3%)
Health Care (0.3%):
WellDoc, Inc. (c) (d)	1,587,483	$1,942,920
Total Preferred Stock (Cost $1,942,920)		1,942,920
Collateral for Securities Loaned (3.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	20,303,190	20,303,190
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	3,808,715	3,808,715
Total Collateral for Securities Loaned (Cost $24,111,905)		24,111,905
Total Investments (Cost $529,851,820) — 99.4%		669,413,611
Other assets in excess of liabilities — 0.6%		3,850,712
NET ASSETS — 100.00%		$673,264,323

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, illiquid securities were 0.3% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of June 30, 2017.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

See notes to financial statements.

5

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Banks (5.4%):
Comerica, Inc.	154,202	$11,293,754
First Hawaiian, Inc.	344,702	10,554,775
KeyCorp	331,040	6,203,690
		28,052,219
Capital Markets (6.9%):
CBOE Holdings, Inc.	187,280	17,117,392
E*TRADE Financial Corp. (a)	488,800	18,589,064
		35,706,456
Consumer Discretionary (7.7%):
Aramark	286,505	11,740,975
Expedia, Inc.	60,280	8,978,706
Liberty Interactive Corp. QVC Group, Class A (a)	431,710	10,594,163
LKQ Corp. (a)	96,230	3,170,779
Service Corp. International	159,830	5,346,314
		39,830,937
Consumer Staples (7.0%):
Performance Food Group Co. (a)	429,170	11,759,258
Post Holdings, Inc. (a)	199,790	15,513,693
Rite Aid Corp. (a)	812,250	2,396,138
TreeHouse Foods, Inc. (a)	79,895	6,526,623
		36,195,712
Energy (7.4%):
Devon Energy Corp.	215,083	6,876,204
Energen Corp. (a)	161,598	7,978,093
Helmerich & Payne, Inc. (b)	108,289	5,884,424
HollyFrontier Corp.	185,001	5,081,977
Noble Energy, Inc.	455,615	12,893,905
		38,714,603
Health Care (5.3%):
Aetna, Inc.	110,185	16,729,389
Allergan PLC	45,170	10,980,375
		27,709,764
Industrials (7.3%):
Allison Transmission Holdings, Inc.	134,080	5,029,340
Avis Budget Group, Inc. (a) (b)	269,670	7,353,901
Azul SA, ADR (a)	362,020	7,631,382
Sensata Technologies Holding NV (a)	100,350	4,286,952
Timken Co.	95,430	4,413,638
United Rentals, Inc. (a)	84,120	9,481,165
		38,196,378

See notes to financial statements.

6

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Information Technology (13.9%):
Cognizant Technology Solutions Corp., Class A	147,391	$9,786,762
CommVault Systems, Inc. (a)	145,000	8,185,250
Diebold, Inc.	362,425	10,147,900
Euronet Worldwide, Inc. (a)	149,333	13,047,224
FleetCor Technologies, Inc. (a)	99,510	14,350,338
SS&C Technologies Holdings, Inc.	292,318	11,227,934
Verint Systems, Inc. (a)	125,560	5,110,292
		71,855,700
Insurance (16.0%):
Athene Holding Ltd., Class A (a)	341,540	16,943,800
Brown & Brown, Inc.	295,740	12,737,522
Fairfax Financial Holdings Ltd.	23,639	10,246,301
The Progressive Corp.	638,592	28,155,521
Validus Holdings Ltd.	283,989	14,758,908
		82,842,052
Materials (7.2%):
Ball Corp.	424,160	17,903,793
Compass Minerals International, Inc. (b)	94,830	6,192,399
Sealed Air Corp.	155,580	6,963,761
WestRock Co.	109,580	6,208,803
		37,268,756
Real Estate (10.3%):
American Campus Communities, Inc.	183,590	8,683,807
Equity Commonwealth (a)	630,193	19,914,098
Iron Mountain, Inc.	280,408	9,634,819
MGM Growth Properties LLC, Class A	511,610	14,933,896
		53,166,620
Utilities (4.4%):
Atmos Energy Corp.	54,609	4,529,817
DTE Energy Co.	64,745	6,849,374
WEC Energy Group, Inc.	111,795	6,861,977
Xcel Energy, Inc.	98,355	4,512,527
		22,753,695
Total Common Stocks (Cost $437,232,159)		512,292,892

See notes to financial statements.

7

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	9,559,069	$9,559,069
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	1,793,204	1,793,204
Total Collateral for Securities Loaned (Cost $11,352,273)		11,352,273
Total Investments (Cost $448,584,432) — 101.0%		523,645,165
Liabilities in excess of other assets — (1.0)%		(5,132,118)
NET ASSETS — 100.00%		$518,513,047

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

PLC — Public Liability Co.

See notes to financial statements.

8

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Banks (11.0%):
Comerica, Inc.	322,360	$23,609,647
JPMorgan Chase & Co.	198,600	18,152,040
The PNC Financial Services Group, Inc.	100,950	12,605,627
U.S. Bancorp	198,900	10,326,888
		64,694,202
Capital Markets (8.4%):
CBOE Holdings, Inc.	272,330	24,890,962
E*TRADE Financial Corp. (a)	652,860	24,828,266
		49,719,228
Consumer Discretionary (4.6%):
Charter Communications, Inc., Class A (a)	17,881	6,023,215
Liberty Interactive Corp. QVC Group, Class A (a)	492,971	12,097,508
Twenty-First Century Fox, Inc.	317,622	9,001,407
		27,122,130
Consumer Staples (6.0%):
CVS Health Corp.	128,175	10,312,961
Mondelez International, Inc., Class A	280,990	12,135,958
Post Holdings, Inc. (a)	172,640	13,405,496
		35,854,415
Energy (11.0%):
Chevron Corp.	114,105	11,904,575
Devon Energy Corp.	269,868	8,627,680
Enterprise Products Partners LP	415,930	11,263,384
EOG Resources, Inc.	109,809	9,939,911
Helmerich & Payne, Inc. (b)	176,110	9,569,817
Noble Energy, Inc.	493,204	13,957,673
		65,263,040
Health Care (6.5%):
Aetna, Inc.	123,420	18,738,858
Allergan PLC	52,904	12,860,433
UnitedHealth Group, Inc.	34,875	6,466,523
		38,065,814
Industrials (7.4%):
General Electric Co.	842,780	22,763,488
Sensata Technologies Holding NV (a) (b)	254,580	10,875,657
Union Pacific Corp.	85,720	9,335,765
		42,974,910

See notes to financial statements.

9

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Information Technology (16.3%):
Alphabet, Inc., Class A (a)	23,470	$21,819,590
Cognizant Technology Solutions Corp., Class A	172,107	11,427,905
FleetCor Technologies, Inc. (a)	100,430	14,483,010
Microsoft Corp.	233,290	16,080,679
SS&C Technologies Holdings, Inc.	363,565	13,964,532
Visa, Inc., Class A	196,570	18,434,335
		96,210,051
Insurance (13.5%):
Aflac, Inc.	122,590	9,522,791
Athene Holding Ltd., Class A (a)	584,640	29,003,991
The Progressive Corp.	748,280	32,991,665
Validus Holdings Ltd.	161,890	8,413,423
		79,931,870
Materials (6.9%):
Ball Corp.	558,480	23,573,440
LyondellBasell Industries NV, Class A	126,879	10,707,319
Sealed Air Corp.	147,860	6,618,214
		40,898,973
Real Estate (4.2%):
Equity Commonwealth (a)	392,220	12,394,152
Iron Mountain, Inc.	358,140	12,305,690
		24,699,842
Utilities (3.3%):
DTE Energy Co.	93,850	9,928,392
WEC Energy Group, Inc.	157,890	9,691,288
		19,619,680
Total Common Stocks (Cost $475,955,788)		585,054,155
Collateral for Securities Loaned (3.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	15,190,411	15,190,411
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	2,849,599	2,849,599
Total Collateral for Securities Loaned (Cost $18,040,010)		18,040,010
Total Investments (Cost $493,995,798) — 102.2%		603,094,165
Liabilities in excess of other assets — (2.2)%		(13,048,176)
NET ASSETS — 100.00%		$590,045,989

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

10

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Banks (6.9%):
Comerica, Inc.	33,280	$2,437,427
First Hawaiian, Inc.	102,880	3,150,186
		5,587,613
Capital Markets (7.5%):
CBOE Holdings, Inc.	29,970	2,739,258
E*TRADE Financial Corp. (a)	87,815	3,339,604
		6,078,862
Consumer Discretionary (4.3%):
Aramark	48,910	2,004,332
Liberty Expedia Holdings, Inc., Class A (a)	26,570	1,435,311
		3,439,643
Consumer Staples (5.2%):
Post Holdings, Inc. (a)	35,980	2,793,847
TreeHouse Foods, Inc. (a)	17,110	1,397,716
		4,191,563
Energy (9.4%):
Energen Corp. (a)	49,690	2,453,195
Kosmos Energy Ltd. (a)	386,450	2,477,144
Noble Energy, Inc.	98,422	2,785,342
		7,715,681
Health Care (7.0%):
Aetna, Inc.	19,460	2,954,612
Allergan PLC	10,843	2,635,825
		5,590,437
Industrials (5.9%):
Avis Budget Group, Inc. (a)	59,170	1,613,566
General Electric Co.	116,630	3,150,176
		4,763,742
Information Technology (18.8%):
Alphabet, Inc., Class A (a)	3,257	3,027,968
Cognizant Technology Solutions Corp., Class A	23,890	1,586,296
CommVault Systems, Inc. (a)	42,995	2,427,068
Euronet Worldwide, Inc. (a)	31,840	2,781,861
FleetCor Technologies, Inc. (a)	16,310	2,352,065
SS&C Technologies Holdings, Inc.	47,497	1,824,360
Verint Systems, Inc. (a)	30,570	1,244,199
		15,243,817

See notes to financial statements.

11

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Insurance (16.9%):
Athene Holding Ltd., Class A (a)	74,420	$3,691,976
Brown & Brown, Inc.	46,860	2,018,260
The Progressive Corp.	124,710	5,498,464
Validus Holdings Ltd.	48,370	2,513,789
		13,722,489
Materials (7.5%):
Ball Corp.	89,280	3,768,509
Compass Minerals International, Inc. (b)	34,366	2,244,100
		6,012,609
Real Estate (7.2%):
Equity Commonwealth (a)	110,530	3,492,748
MGM Growth Properties LLC, Class A	80,020	2,335,784
		5,828,532
Total Common Stocks (Cost $68,483,531)		78,174,988
Collateral for Securities Loaned (1.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	816,223	816,223
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	153,117	153,117
Total Collateral for Securities Loaned (Cost $969,340)		969,340
Total Investments (Cost $69,452,871) — 97.8%		79,144,328
Other assets in excess of liabilities — 2.2%		1,790,388
NET ASSETS — 100.00%		$80,934,716

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LLC — Limited Liability Co.

PLC — Public Liability Co.

See notes to financial statements.

12

Victory Portfolios Victory Global Natural Resources Fund	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (92.5%)
Chemicals (2.9%):
Sociedad Quimica y Minera de Chile SA, ADR	1,235,459	$40,794,856
Metals & Mining (27.3%):
First Quantum Minerals Ltd.	15,423,823	130,494,631
HudBay Minerals, Inc.	5,486,528	31,736,048
Iluka Resources Ltd.	419,942	2,800,883
Taseko Mines Ltd. (a) (b)	20,330,891	25,820,232
Turquoise Hill Resources Ltd. (a)	74,674,801	197,888,223
		388,740,017
Oil, Gas & Consumable Fuels (52.9%):
Antero Resources Corp. (a)	5,965,589	128,916,377
Cabot Oil & Gas Corp.	424,173	10,638,259
Centennial Resource Development, Inc. (a) (b)	1,666,980	26,371,624
Centennial Research Development, Inc. PIPE (a) (c) (d)	2,957,872	42,534,199
Denbury Resources, Inc. (a)	9,418,587	14,410,438
Kosmos Energy Ltd. (a) (b)	7,961,440	51,032,830
Laredo Petroleum, Inc. (a)	11,044,296	116,185,994
Noble Energy, Inc.	369,925	10,468,878
Ophir Energy PLC (a)	23,137,562	25,685,638
Peyto Exploration & Development Corp. (b)	3,744,089	67,916,839
Range Resources Corp.	2,835,443	65,697,214
SRC Energy, Inc. (a)	8,357,571	56,246,453
Tourmaline Oil Corp. (a)	3,168,110	68,121,940
Whitecap Resources, Inc.	9,567,645	68,329,779
		752,556,462
Utilities (9.4%):
Calpine Corp. (a)	9,863,696	133,455,807
Total Common Stocks (Cost $1,590,290,579)		1,315,547,142
Collateral for Securities Loaned (5.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	65,560,675	65,560,675
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	12,298,654	12,298,654
Total Collateral for Securities Loaned (Cost $77,859,329)		77,859,329
Total Investments (Cost $1,668,149,908) — 98.0%		1,393,406,471
Other assets in excess of liabilities — 2.0%		28,049,455
NET ASSETS — 100.00%		$1,421,455,926

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 3.0% of the Fund's net assets as of June 30, 2017.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, illiquid securities were 3.0% of the Fund's net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

PIPE — Private Issuance of Public Equity

PLC — Public Liability Co.

See notes to financial statements.

13

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund		Victory RS Large Cap Alpha Fund
ASSETS:
Investments, at value (Cost $529,851,820, $448,584,432 and $493,995,798)	$669,413,611 (a)	$523,645,165	(b)	$603,094,165	(c)
Cash and cash equivalents	42,269,398	11,270,747		5,065,655
Interest and dividends receivable	310,100	504,068		681,173
Receivable for capital shares issued	186,773	206,755		106,942
Receivable for investments sold	3,782,860	1,367,020		—
Receivable from Adviser	82,238	—		39,940
Prepaid expenses	48,348	41,073		47,705
Total Assets	716,093,328	537,034,828		609,035,580
LIABILITIES:
Collateral for Securities Loaned	24,111,905	11,352,273		18,040,010
Payable for investments purchased	1,034,581	5,682,248		—
Payable for capital shares redeemed	16,714,063	529,800		583,244
Payable to Adviser	—	20,482		—
Accrued expenses and other payables:
Investment advisory fees	568,369	362,240		242,822
Administration fees	35,438	32,839		30,408
Custodian fees	99	7,654		—
Transfer agent fees	212,408	230,513		13,537
Trustees' fees	—	154		—
12b-1 fees	28,911	33,413		67,248
Other accrued expenses	123,231	270,165		12,322
Total Liabilities	42,829,005	18,521,781		18,989,591
NET ASSETS:
Capital	446,645,032	366,567,209		447,399,667
Accumulated net investment income (loss)	(1,028,959)	990,798		2,509,567
Accumulated net realized gains from investments and foreign currency translations	88,086,459	75,894,307		31,038,388
Net unrealized appreciation on investments and foreign currency translations	139,561,791	75,060,733		109,098,367
Net Assets	$673,264,323	$518,513,047		$590,045,989
Net Assets
Class A Shares	$275,669,834	$247,177,606		$516,067,847
Class C Shares	—	18,660,296		28,907,216
Class R Shares	2,714,453	1,619,191		10,868,932
Class Y Shares	394,880,036	251,055,954		34,201,994
Total	$673,264,323	$518,513,047		$590,045,989
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	8,283,586	8,206,271		9,334,196
Class C Shares	—	667,838		589,022
Class R Shares	86,493	55,673		197,066
Class Y Shares	11,422,533	8,188,267		620,384
Total	19,792,612	17,118,049		10,740,668
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$33.28	$30.12		$55.29
Class C Shares (d)	$—	$27.94		$49.08
Class R Shares	$31.38	$29.08		$55.15
Class Y Shares	$34.57	$30.66		$55.13
Maximum Sales Charge — Class A Shares	5.75%	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$35.31	$31.96		$58.66

(a)  Includes $23,514,642 of securities on loan.

(b)  Includes $11,255,779 of securities on loan.

(c)  Includes $17,727,982 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

14

Victory Portfolios	Statements of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS Investors Fund		Victory Global Natural Resources Fund
ASSETS:
Investments, at value (Cost $69,452,871 and $1,668,149,908)	$79,144,328	(a)	$1,393,406,471 (b)
Cash and cash equivalents	2,873,061		100,376,940
Interest and dividends receivable	72,618		452,870
Receivable for capital shares issued	4,297		648,286
Receivable for investments sold	244,668		30,187,523
Receivable from Adviser	29,672		204,405
Prepaid expenses	34,818		72,807
Total Assets	82,403,462		1,525,349,302
LIABILITIES:
Collateral for Securities Loaned	969,340		77,859,329
Due to custodian	—		82,443
Payable for investments purchased	362,903		23,395,884
Payable for capital shares redeemed	23,486		980,882
Accrued expenses and other payables:
Investment advisory fees	67,289		1,145,796
Administration fees	5,291		75,143
Custodian fees	5,314		26,965
Transfer agent fees	25,056		288,145
12b-1 fees	7,673		38,789
Other accrued expenses	2,394		—
Total Liabilities	1,468,746		103,893,376
NET ASSETS:
Capital	67,477,039		2,981,611,596
Accumulated net investment income (loss)	32,340		(5,950,350)
Accumulated net realized gains (losses) from investments and foreign currency translations	3,733,880		(1,279,443,899)
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	9,691,457		(274,761,421)
Net Assets	$80,934,716		$1,421,455,926
Net Assets
Class A Shares	$21,658,010		$291,285,385
Class C Shares	12,500,007		22,840,390
Class R Shares	1,414,150		2,567,324
Class Y Shares	45,362,549		1,104,762,827
Total	$80,934,716		$1,421,455,926
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,479,088		13,764,306
Class C Shares	918,532		1,179,149
Class R Shares	103,088		127,362
Class Y Shares	3,054,962		50,435,526
Total	5,555,670		65,506,343
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$14.64		$21.16
Class C Shares (c)	$13.61		$19.37
Class R Shares	$13.72		$20.16
Class Y Shares	$14.85		$21.90
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.53		$22.45

(a)  Includes $944,826 of securities on loan.

(b)  Includes $74,456,773 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

15

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
Investment Income:
Dividend income	$3,448,622	$4,191,769	$5,094,215
Interest income	54,961	25,334	39,804
Securities lending income	22,698	23,466	5,660
Foreign tax withholding	(1,642)	(48,334)	(3,205)
Total Income	3,524,639	4,192,235	5,136,474
Expenses:
Investment advisory fees	3,598,905	2,253,918	1,478,854
Administration fees	219,457	161,674	180,466
12b-1 fees — Class A Shares	391,678	317,470	648,484
12b-1 fees — Class C Shares	—	97,116	143,835
12b-1 fees — Class R Shares	6,612	4,155	26,679
Custodian fees	14,255	11,714	10,825
Transfer agent fees	25,899	19,103	19,038
Transfer agent fees — Class A Shares	273,262	189,709	246,729
Transfer agent fees — Class C Shares	—	11,449	14,947
Transfer agent fees — Class R Shares	2,622	1,997	9,427
Transfer agent fees — Class Y Shares	196,268	—	14,937
Trustees' fees	28,365	21,752	21,484
Chief Compliance Officer fees	1,827	1,359	1,455
Legal and audit fees	24,229	18,980	30,725
State registration and filing fees	34,176	46,008	30,530
Commitment fees on line of credit	640	460	—
Printing fees	156,847	198,607	7,124
Other expenses	7,200	—	—
Total Expenses	4,982,242	3,355,471	2,885,539
Expenses waived/reimbursed by Adviser	(428,644)	(156,786)	(153,489)
Net Expenses	4,553,598	3,198,685	2,732,050
Net Investment Income (Loss)	(1,028,959)	993,550	2,404,424
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	56,911,919	58,440,740	34,485,847
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(16,480,559)	(18,411,844)	1,199,165
Net realized/unrealized gains on investments	40,431,360	40,028,896	35,685,012
Change in net assets resulting from operations	$39,402,401	$41,022,446	$38,089,436

See notes to financial statements.

16

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

	Victory RS Investors Fund	Victory Global Natural Resources Fund
Investment Income:
Dividend income	$641,066	$5,189,794
Interest income	8,479	162,914
Securities lending income	5,403	22,092
Foreign tax withholding	(9,705)	(639,751)
Total Income	645,243	4,735,049
Expenses:
Investment advisory fees	434,785	8,308,083
Administration fees	26,513	507,028
12b-1 fees — Class A Shares	29,657	523,823
12b-1 fees — Class C Shares	67,738	137,848
12b-1 fees — Class R Shares	3,437	8,098
Custodian fees	4,800	77,290
Transfer agent fees	3,182	60,919
Transfer agent fees — Class A Shares	15,933	419,912
Transfer agent fees — Class C Shares	10,357	28,578
Transfer agent fees — Class R Shares	1,408	3,141
Transfer agent fees — Class Y Shares	22,084	579,277
Trustees' fees	3,324	54,809
Chief Compliance Officer fees	188	4,384
Legal and audit fees	5,903	54,508
State registration and filing fees	29,806	44,134
Commitment fees on line of credit	92	1,523
Other expenses	9,150	86,486
Total Expenses	668,357	10,899,841
Expenses waived/reimbursed by Adviser	(103,825)	(504,653)
Net Expenses	564,532	10,395,188
Net Investment Income (Loss)	80,711	(5,660,139)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains/(losses) from securities transactions and foreign currency translations	9,668,235	(109,917,947)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(3,498,995)	(43,037,305)
Net realized/unrealized gains/(losses) on investments	6,169,240	(152,955,252)
Change in net assets resulting from operations	$6,249,951	$(158,615,391)

See notes to financial statements.

17

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,028,959)	$(2,262,323)	$993,550	$1,267,291	$2,404,424	$4,436,364
Net realized gains from investment transactions and foreign currency translations	56,911,919	111,014,464	58,440,740	102,563,467	34,485,847	32,186,770
Net change in unrealized appreciation/ (depreciation) on investments and foreign currency translations	(16,480,559)	57,887,929	(18,411,844)	(23,779,159)	1,199,165	10,757,946
Change in net assets resulting from operations	39,402,401	166,640,070	41,022,446	80,051,599	38,089,436	47,381,080
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	(1,135,897)	—	(4,025,451)
Class C Shares	—	—	—	— (a)	—	(20,845)
Class R Shares	—	—	—	— (a)	—	(41,355)
Class Y Shares	—	—	(2,752)	—	—	(333,710)
From net realized gains:
Class A Shares	—	(20,337,181)	—	(29,140,442)	—	(29,631,634)
Class C Shares	—	—	—	(2,302,111)	—	(1,837,431)
Class R Shares	—	(137,643)	—	(184,313)	—	(609,801)
Class Y Shares	—	(19,691,577)	—	(28,129,068)	—	(1,856,445)
Change in net assets resulting from distributions to shareholders	—	(40,166,401)	(2,752)	(60,891,831)	—	(38,356,672)
Change in net assets resulting from capital transactions	(125,556,481)	(387,737,021)	(73,916,458)	(572,840,068)	(41,909,499)	(49,084,077)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	—	—	110	—	49,413
Change in net assets	(86,154,080)	(261,263,352)	(32,896,764)	(553,680,190)	(3,820,063)	(40,010,256)
Net Assets:
Beginning of period	759,418,403	1,020,681,755	551,409,811	1,105,090,001	593,866,052	633,876,308
End of period	$673,264,323	$759,418,403	$518,513,047	$551,409,811	$590,045,989	$593,866,052
Accumulated net investment income (loss)	$(1,028,959)	$—	$990,798	$—	$2,509,567	$105,143

(a)  Rounds to less than $1.

See notes to financial statements.

18

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$22,067,805	$37,184,787	$8,163,717	$10,515,542	$8,250,361	$14,023,559
Distributions reinvested	—	19,974,371	145	28,985,915	136	32,532,284
Cost of shares redeemed	(144,952,363)	(216,284,594)	(49,640,997)	(121,862,016)	(48,312,627)	(88,432,166)
Total Class A Shares	$(122,884,558)	$(159,125,436)	$(41,477,135)	$(82,360,559)	$(40,062,130)	$(41,876,323)
Class C Shares
Proceeds from shares issued	$—	$—	$415,900	$745,435	$1,007,373	$3,852,660
Distributions reinvested	—	—	—	2,089,828	1,125	1,668,741
Cost of shares redeemed	—	—	(3,100,863)	(7,255,254)	(2,642,185)	(10,545,484)
Total Class C Shares	$—	$—	$(2,684,963)	$(4,419,991)	$(1,633,687)	$(5,024,083)
Class R Shares
Proceeds from shares issued	$304,672	$212,807	$114,991	$309,622	$1,408,812	$1,924,846
Distributions reinvested	—	137,643	—	184,313	—	624,229
Cost of shares redeemed	(173,797)	(652,162)	(287,048)	(2,282,195)	(1,842,136)	(4,545,276)
Total Class R Shares	$130,875	$(301,712)	$(172,057)	$(1,788,260)	$(433,324)	$(1,996,201)
Class Y Shares
Proceeds from shares issued	$118,029,450	$50,157,367	$21,273,005	$80,110,748	$6,506,718	$13,623,054
Distributions reinvested	—	18,768,333	—	27,173,615	—	1,884,599
Cost of shares redeemed	(120,832,248)	(274,715,573)	(50,855,308)	(591,555,621)	(6,287,076)	(15,695,123)
Cost of Shares redeemed in-kind	—	(22,520,000)	—	—	—	—
Total Class Y Shares	$(2,802,798)	$(228,309,873)	$(29,582,303)	$(484,271,258)	$219,642	$(187,470)
Change in net assets resulting from capital transactions	$(125,556,481)	$(387,737,021)	$(73,916,458)	$(572,840,068)	$(41,909,499)	$(49,084,077)

(continues on next page)

See notes to financial statements.

19

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	682,465	1,290,644	278,661	366,544	153,215	276,804
Reinvested	—	631,701	5	1,037,806	3	625,982
Redeemed	(4,390,299)	(7,621,483)	(1,701,208)	(4,206,251)	(896,070)	(1,735,279)
Total Class A Shares	(3,707,834)	(5,699,138)	(1,422,542)	(2,801,901)	(742,852)	(832,493)
Class C Shares
Issued	—	—	15,223	27,669	20,912	85,559
Reinvested	—	—	—	80,347	24	36,026
Redeemed	—	—	(114,056)	(267,403)	(55,083)	(232,265)
Total Class C Shares	—	—	(98,833)	(159,387)	(34,147)	(110,680)
Class R Shares
Issued	9,949	7,792	4,082	10,967	26,153	38,331
Reinvested	—	4,608	—	6,821	—	12,016
Redeemed	(5,640)	(22,698)	(10,189)	(81,616)	(34,209)	(88,731)
Total Class R Shares	4,309	(10,298)	(6,107)	(63,828)	(8,056)	(38,384)
Class Y Shares
Issued	3,431,497	1,678,678	716,724	2,784,635	121,467	264,704
Reinvested	—	572,380	—	956,818	—	36,403
Redeemed	(3,558,420)	(9,591,748)	(1,712,230)	(19,924,744)	(117,452)	(307,813)
Redeemed in-kind	—	(665,660)	—	—	—	—
Total Class Y Shares	(126,923)	(8,006,350)	(995,506)	(16,183,291)	4,015	(6,706)
Change in Shares	(3,830,448)	(13,715,786)	(2,522,988)	(19,208,407)	(781,040)	(988,263)
See notes to financial statements.

20

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$80,711	$63,710	$(5,660,139)	$(5,427,558)
Net realized gains/(losses) from investment transactions and foreign currency translations	9,668,235	15,698,867	(109,917,947)	(441,538,265)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(3,498,995)	(5,183,412)	(43,037,305)	1,228,601,317
Change in net assets resulting from operations	6,249,951	10,579,165	(158,615,391)	781,635,494
Distributions to Shareholders:
From net investment income:
Class Y Shares	—	(24,610)	—	—
Change in net assets resulting from distributions to shareholders	—	(24,610)	—	—
Change in net assets resulting from capital transactions	(19,180,761)	(61,959,560)	(301,131,014)	(437,552,454)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	—	—	3,476
Change in net assets	(12,930,810)	(51,405,005)	(459,746,405)	344,086,516
Net Assets:
Beginning of period	93,865,526	145,270,531	1,881,202,331	1,537,115,815
End of period	$80,934,716	$93,865,526	$1,421,455,926	$1,881,202,331
Accumulated net investment income (loss)	$32,340	$(48,371)	$(5,950,350)	$(290,211)

See notes to financial statements.

21

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$629,780	$2,437,059	$32,554,407	$204,136,664
Cost of shares redeemed	(8,765,380)	(18,769,595)	(253,457,022)	(170,886,803)
Total Class A Shares	$(8,135,600)	$(16,332,536)	$(220,902,615)	$33,249,861
Class C Shares
Proceeds from shares issued	$364,143	$1,152,859	$797,101	$4,131,418
Cost of shares redeemed	(3,292,530)	(9,538,206)	(5,891,428)	(12,443,216)
Total Class C Shares	$(2,928,387)	$(8,385,347)	$(5,094,327)	$(8,311,798)
Class R Shares
Proceeds from shares issued	$103,602	$243,813	$338,551	$1,547,069
Cost of shares redeemed	(95,374)	(818,067)	(2,151,326)	(2,191,075)
Total Class R Shares	$8,228	$(574,254)	$(1,812,775)	$(644,006)
Class Y Shares
Proceeds from shares issued	$5,433,862	$9,874,977	$144,179,451	$379,635,560
Distributions reinvested	—	15,264	—	—
Cost of shares redeemed	(13,558,864)	(46,557,664)	(217,500,748)	(841,482,071)
Total Class Y Shares	$(8,125,002)	$(36,667,423)	$(73,321,297)	$(461,846,511)
Change in net assets resulting from capital transactions	$(19,180,761)	$(61,959,560)	$(301,131,014)	$(437,552,454)
Share Transactions:
Class A Shares
Issued	44,236	196,966	1,386,887	10,395,449
Redeemed	(618,096)	(1,490,535)	(10,855,406)	(8,843,547)
Total Class A Shares	(573,860)	(1,293,569)	(9,468,519)	1,551,902
Class C Shares
Issued	27,877	96,677	37,176	220,736
Redeemed	(249,590)	(812,122)	(284,276)	(659,394)
Total Class C Shares	(221,713)	(715,445)	(247,100)	(438,658)
Class R Shares
Issued	7,799	20,752	15,166	81,913
Redeemed	(7,138)	(69,285)	(93,451)	(109,682)
Total Class R Shares	661	(48,533)	(78,285)	(27,769)
Class Y Shares
Issued	379,214	776,142	6,062,449	20,924,612
Reinvested	—	1,102	—	—
Redeemed	(942,553)	(3,558,110)	(9,180,228)	(41,716,685)
Total Class Y Shares	(563,339)	(2,780,866)	(3,117,779)	(20,792,073)
Change in Shares	(1,358,251)	(4,838,413)	(12,911,683)	(19,706,598)

See notes to financial statements.

22

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Partners Fund
	Class A Shares
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$31.58		$26.89		$31.08		$40.09		$31.93	$29.28
Investment Activities:
Net investment income (loss)	(0.08	)(a)	(0.12	)(a)	(0.11	)(a)	(0.14	)(a)	(0.15)	(0.09)
Net realized and unrealized gains (losses) on investments	1.78		6.59		(3.22)		(1.52)		13.48	5.74
Total from Investment Activities	1.70		6.47		(3.33)		(1.66)		13.33	5.65
Distributions to Shareholders:
Net realized gains from investments	—		(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Total Distributions to Shareholders	—		(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Net Asset Value, End of Period	$33.28		$31.58		$26.89		$31.08		$40.09	$31.93
Total Return (excludes sales charge) (b)	5.38%		24.04%		(10.74)%		(3.85)%		42.15%	19.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$275,670		$378,695		$475,722		$827,108		$1,335,819	$1,137,349
Ratio of net expenses to average net assets (c)	1.45%		1.45%		1.42%		1.45%		1.45%	1.45%
Ratio of net investment income (loss) to average net assets (c)	(0.48)%		(0.44)%		(0.35)%		(0.35)%		(0.39)%	(0.21)%
Ratio of gross expenses to average net assets (c) (d)	1.57%		1.53%		1.42%		1.55%		1.51%	1.48%
Portfolio turnover (b) (e)	19%		60%		42%		47%		49%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

23

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Partners Fund
	Class R Shares
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$29.84		$25.57		$29.72		$38.82		$31.14	$28.75
Investment Activities:
Net investment income (loss)	(0.12	)(a)	(0.21	)(a)	(0.21	)(a)	(0.25	)(a)	(0.18)	(0.39)
Net realized and unrealized gains (losses) on investments	1.66		6.26		(3.08)		(1.50)		13.03	5.78
Total from Investment Activities	1.54		6.05		(3.29)		(1.75)		12.85	5.39
Distributions to Shareholders:
Net realized gains from investments	—		(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Total Distributions to Shareholders	—		(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Net Asset Value, End of Period	$31.38		$29.84		$25.57		$29.72		$38.82	$31.14
Total Return (b)	5.16%		23.64%		(11.09)%		(4.21)%		41.68%	18.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,714		$2,452		$2,365		$4,321		$4,920	$3,770
Ratio of net expenses to average net assets (c)	1.81%		1.81%		1.81%		1.80%		1.79%	1.90%
Ratio of net investment income (loss) to average net assets (c)	(0.81)%		(0.78)%		(0.74)%		(0.66)%		(0.73)%	(0.65)%
Ratio of gross expenses to average net assets (c) (d)	2.08%		1.81%		1.81%		1.88%		1.85%	1.93%
Portfolio turnover (b) (e)	19%		60%		42%		47%		49%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

24

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Partners Fund
	Class Y Shares
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$32.75		$27.75		$31.95		$40.86	$32.38	$29.58
Investment Activities:
Net investment income (loss)	(0.02	)(a)	(0.03	)(a)	(0.02	)(a)	0.01 (a)	(0.06)	0.02
Net realized and unrealized gains (losses) on investments	1.84		6.81		(3.32)		(1.57)	13.75	5.78
Total from Investment Activities	1.82		6.78		(3.34)		(1.56)	13.69	5.80
Distributions to Shareholders:
Net investment income	—		—		—		—	(0.04)	—
Net realized gains from investments	—		(1.78)		(0.86)		(7.35)	(5.17)	(3.00)
Total Distributions to Shareholders	—		(1.78)		(0.86)		(7.35)	(5.21)	(3.00)
Net Asset Value, End of Period	$34.57		$32.75		$27.75		$31.95	$40.86	$32.38
Total Return (b)	5.56%		24.41%		(10.47)%		(3.53)%	42.68%	19.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$394,880		$378,271		$542,595		$903,833	$969,934	$619,450
Ratio of net expenses to average net assets (c)	1.12%		1.12%		1.12%		1.11%	1.11%	1.16%
Ratio of net investment income (loss) to average net assets (c)	(0.13)%		(0.11)%		(0.05)%		0.04%	(0.04)%	0.13%
Ratio of gross expenses to average net assets (c) (d)	1.24%		1.22%		1.18%		1.18%	1.17%	1.19%
Portfolio turnover (b) (e)	19%		60%		42%		47%	49%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

25

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$27.94	$28.33		$33.04		$34.76	$25.93	$23.04
Investment Activities:
Net investment income (loss)	0.04 (a)	—	(a)(b)	(0.08	)(a)	0.25 (a)	(0.07)	0.26
Net realized and unrealized gains (losses) on investments	2.14	3.09		(1.98)		3.71	9.82	2.92
Total from Investment Activities	2.18	3.09		(2.06)		3.96	9.75	3.18
Distributions to Shareholders:
Net investment income	—	(0.13)		—	(b)	(0.36)	(0.06)	(0.29)
Net realized gains from investments	—	(3.35)		(2.65)		(5.32)	(0.86)	—
Total Distributions to Shareholders	—	(3.48)		(2.65)		(5.68)	(0.92)	(0.29)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—		—	—	—
Net Asset Value, End of Period	$30.12	$27.94		$28.33		$33.04	$34.76	$25.93
Total Return (excludes sales charge) (c)	7.80%	10.92	%(d)	(6.18)%		11.60%	37.68%	13.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$247,178	$268,979		$352,205		$432,082	$642,364	$584,056
Ratio of net expenses to average net assets (e)	1.30%	1.30%		1.26%		1.29%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets (e)	0.28%	(0.01)%		(0.24)%		0.71%	(0.17)%	0.94%
Ratio of gross expenses to average net assets (e) (f)	1.41%	1.35%		1.26%		1.35%	1.35%	1.37%
Portfolio turnover (c) (g)	36%	67%		55%		56%	48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

26

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class C Shares
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$26.01		$26.69		$31.54		$33.47		$25.13	$22.35
Investment Activities:
Net investment income (loss) (a)	(0.07	)(a)	(0.21	)(a)	(0.32	)(a)	—	(a)(b)	(0.35)	(0.04)
Net realized and unrealized gains (losses) on investments	2.00		2.88		(1.88)		3.52		9.55	2.94
Total from Investment Activities	1.93		2.67		(2.20)		3.52		9.20	2.90
Distributions to Shareholders:
Net investment income	—		—		—		(0.13)		—	(0.12)
Net realized gains from investments	—		(3.35)		(2.65)		(5.32)		(0.86)	—
Total Distributions to Shareholders	—		(3.35)		(2.65)		(5.45)		(0.86)	(0.12)
Capital Contributions from Prior Custodian (See Note 7)	—		—	(b)	—		—		—	—
Net Asset Value, End of Period	$27.94		$26.01		$26.69		$31.54		$33.47	$25.13
Total Return (excludes contingent deferred sales charge) (c)	7.42%		10.01	%(d)	(6.92)%		10.75%		36.69%	12.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,660		$19,943		$24,714		$30,568		$30,534	$25,402
Ratio of net expenses to average net assets (e)	2.07%		2.07%		2.04%		2.06%		2.03%	2.03%
Ratio of net investment income (loss) to average net assets (e)	(0.49)%		(0.78)%		(1.03)%		—	%(f)	(0.92)%	0.28%
Ratio of gross expenses to average net assets (e) (g)	2.18%		2.13%		2.04%		2.11%		2.11%	2.11%
Portfolio turnover (c) (h)	36%		67%		55%		56%		48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  Amount is less than 0.005%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

27

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class R Shares
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$27.03		$27.51		$32.29		$34.15	$25.54	$22.73
Investment Activities:
Net investment income (loss)	(0.02	)(a)	(0.09	)(a)	(0.21	)(a)	0.13 (a)	(0.31)	0.21
Net realized and unrealized gains (losses) on investments	2.07		2.96		(1.92)		3.60	9.78	2.83
Total from Investment Activities	2.05		2.87		(2.13)		3.73	9.47	3.04
Distributions to Shareholders:
Net investment income	—		—		—		(0.27)	—	(0.23)
Net realized gains from investments	—		(3.35)		(2.65)		(5.32)	(0.86)	—
Total Distributions to Shareholders	—		(3.35)		(2.65)		(5.59)	(0.86)	(0.23)
Capital Contributions from Prior Custodian (See Note 7)	—		—	(b)	—		—	—	—
Net Asset Value, End of Period	$29.08		$27.03		$27.51		$32.29	$34.15	$25.54
Total Return (c)	7.58%		10.45	%(d)	(6.54)%		11.15%	37.16%	13.38%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,619		$1,670		$3,456		$4,412	$3,948	$4,116
Ratio of net expenses to average net assets (e)	1.69%		1.69%		1.65%		1.69%	1.68%	1.68%
Ratio of net investment income (loss) to average net assets (e)	(0.11)%		(0.34)%		(0.64)%		0.37%	(0.55)%	0.71%
Ratio of gross expenses to average net assets (e) (f)	2.26%		1.80%		1.65%		1.73%	1.70%	1.74%
Portfolio turnover (c) (g)	36%		67%		55%		56%	48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

28

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$28.40	$28.57		$33.23		$34.99	$26.09	$23.19
Investment Activities:
Net investment income (loss)	0.08 (a)	0.08	(a)	(0.02	)(a)	0.38 (a)	0.02	0.43
Net realized and unrealized gains (losses) on investments	2.18	3.10		(1.99)		3.69	9.88	2.84
Total from Investment Activities	2.26	3.18		(2.01)		4.07	9.90	3.27
Distributions to Shareholders:
Net investment income	—	—		—		(0.51)	(0.14)	(0.37)
Net realized gains from investments	—	(3.35)		(2.65)		(5.32)	(0.86)	—
Total Distributions to Shareholders	—	(3.35)		(2.65)		(5.83)	(1.00)	(0.37)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—		—	—	—
Net Asset Value, End of Period	$30.66	$28.40		$28.57		$33.23	$34.99	$26.09
Total Return (c)	7.96%	11.14	%(d)	(5.99)%		11.85%	38.05%	14.12%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$251,056	$260,818		$724,715		$821,479	$643,582	$469,314
Ratio of net expenses to average net assets (e)	1.05%	1.06%		1.06%		1.05%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets (e)	0.54%	0.26%		(0.05)%		1.05%	0.08%	1.23%
Ratio of gross expenses to average net assets (e) (f)	1.05%	1.19%		1.11%		1.11%	1.14%	1.12%
Portfolio turnover (c) (g)	36%	67%		55%		56%	48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

29

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$51.86	$50.98		$59.25	$59.06	$43.95	$38.48
Investment Activities:
Net investment income (loss) (a)	0.23	0.40		0.50	0.55	0.45	0.67
Net realized and unrealized gains (losses) on investments	3.20	4.01		(1.74)	7.13	16.28	5.58
Total from Investment Activities	3.43	4.41		(1.24)	7.68	16.73	6.25
Distributions to Shareholders:
Net investment income	—	(0.42)		(0.57)	(0.55)	(0.47)	(0.78)
Net realized gains from investments	—	(3.12)		(6.46)	(6.94)	(1.15)	—
Total Distributions to Shareholders	—	(3.54)		(7.03)	(7.49)	(1.62)	(0.78)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$55.29	$51.86		$50.98	$59.25	$59.06	$43.95
Total Return (excludes sales charge) (b)	6.61%	8.67	%(c)	(2.03)%	13.08%	38.17%	16.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$516,068	$522,593		$556,204	$630,654	$618,893	$491,082
Ratio of net expenses to average net assets (d)	0.89%	0.89%		0.89%	0.92%	0.92%	0.98%
Ratio of net investment income (loss) to average net assets (d)	0.85%	0.79%		0.86%	0.89%	0.86%	1.59%
Ratio of gross expenses to average net assets (d) (e)	0.94%	0.92%		0.89%	0.92%	0.92%	0.98%
Portfolio turnover (b) (f)	28%	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$46.22	$45.80		$53.96	$54.43	$40.66	$35.63
Investment Activities:
Net investment income (loss) (a)	0.01	—	(b)	0.03	0.04	0.02	0.30
Net realized and unrealized gains (losses) on investments	2.85	3.57		(1.58)	6.53	15.01	5.17
Total from Investment Activities	2.86	3.57		(1.55)	6.57	15.03	5.47
Distributions to Shareholders:
Net investment income	—	(0.04)		(0.15)	(0.10)	(0.11)	(0.44)
Net realized gains from investments	—	(3.12)		(6.46)	(6.94)	(1.15)	—
Total Distributions to Shareholders	—	(3.16)		(6.61)	(7.04)	(1.26)	(0.44)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$49.08	$46.22		$45.80	$53.96	$54.43	$40.66
Total Return (excludes contingent deferred sales charge) (c)	6.19%	7.80	%(d)	(2.80)%	12.15%	37.06%	15.37%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,907	$28,801		$33,608	$36,868	$34,506	$23,824
Ratio of net expenses to average net assets (e)	1.69%	1.69%		1.69%	1.73%	1.74%	1.75%
Ratio of net investment income (loss) to average net assets (e)	0.05%	(0.01)%		0.06%	0.08%	0.04%	0.78%
Ratio of gross expenses to average net assets (e) (f)	1.72%	1.71%		1.69%	1.73%	1.74%	1.75%
Portfolio turnover (c) (g)	28%	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

31

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$51.83	$50.93		$59.15	$58.97	$43.88	$38.42
Investment Activities:
Net investment income (loss) (a)	0.13	0.23		0.29	0.31	0.25	0.53
Net realized and unrealized gains (losses) on investments	3.19	3.99		(1.74)	7.09	16.23	5.55
Total from Investment Activities	3.32	4.22		(1.45)	7.40	16.48	6.08
Distributions to Shareholders:
Net investment income	—	(0.21)		(0.31)	(0.28)	(0.24)	(0.62)
Net realized gains from investments	—	(3.12)		(6.46)	(6.94)	(1.15)	—
Total Distributions to Shareholders	—	(3.33)		(6.77)	(7.22)	(1.39)	(0.62)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$55.15	$51.83		$50.93	$59.15	$58.97	$43.88
Total Return (b)	6.41%	8.30	%(c)	(2.38)%	12.62%	37.66%	15.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,869	$10,631		$12,402	$16,458	$16,785	$13,911
Ratio of net expenses to average net assets (d)	1.26%	1.23%		1.26%	1.31%	1.31%	1.33%
Ratio of net investment income (loss) to average net assets (d)	0.47%	0.45%		0.49%	0.50%	0.48%	1.26%
Ratio of gross expenses to average net assets (d) (e)	1.35%	1.23%		1.26%	1.31%	1.31%	1.33%
Portfolio turnover (b) (f)	28%	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$51.66	$50.82		$59.08	$58.92	$43.83	$38.38
Investment Activities:
Net investment income (loss) (a)	0.28	0.51		0.62	0.71	0.59	0.77
Net realized and unrealized gains (losses) on investments	3.19	4.00		(1.74)	7.10	16.27	5.59
Total from Investment Activities	3.47	4.51		(1.12)	7.81	16.86	6.36
Distributions to Shareholders:
Net investment income	—	(0.56)		(0.68)	(0.71)	(0.62)	(0.91)
Net realized gains from investments	—	(3.12)		(6.46)	(6.94)	(1.15)	—
Total Distributions to Shareholders	—	(3.68)		(7.14)	(7.65)	(1.77)	(0.91)
Capital Contributions from Prior Custodian (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$55.13	$51.66		$50.82	$59.08	$58.92	$43.83
Total Return (b)	6.72%	8.89	%(c)	(1.82)%	13.34%	38.58%	16.58%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,202	$31,840		$31,662	$189,850	$175,475	$134,114
Ratio of net expenses to average net assets (d)	0.68%	0.68%		0.68%	0.66%	0.65%	0.69%
Ratio of net investment income (loss) to average net assets (d)	1.05%	1.00%		1.05%	1.16%	1.13%	1.84%
Ratio of gross expenses to average net assets (d) (e)	0.72%	0.69%		0.68%	0.66%	0.65%	0.69%
Portfolio turnover (b) (f)	28%	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

33

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.65	$12.42	$12.95	$13.02	$8.96	$7.48
Investment Activities:
Net investment income (loss) (a)	0.01	— (b)	(0.04)	0.14	(0.02)	0.12
Net realized and unrealized gains (losses) on investments	0.98	1.23	(0.49)	0.42	4.14	1.48
Total from Investment Activities	0.99	1.23	(0.53)	0.56	4.12	1.60
Distributions to Shareholders:
Net investment income	—	—	—	(0.12)	—	(0.12)
Net realized gains from investments	—	—	—	(0.51)	(0.06)	—
Total Distributions to Shareholders	—	—	—	(0.63)	(0.06)	(0.12)
Net Asset Value, End of Period	$14.64	$13.65	$12.42	$12.95	$13.02	$8.96
Total Return (excludes sales charge) (c)	7.25%	9.90%	(4.09)%	4.39%	46.04%	21.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,658	$28,022	$41,556	$67,364	$35,159	$12,183
Ratio of net expenses to average net assets (d)	1.33%	1.33%	1.33%	1.32%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets (d)	0.18%	0.02%	(0.28)%	1.04%	(0.23)%	1.42%
Ratio of gross expenses to average net assets (d) (e)	1.57%	1.56%	1.51%	1.52%	1.89%	2.28%
Portfolio turnover (c) (f)	44%	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.73	$11.67	$12.26	$12.40	$8.60	$7.16
Investment Activities:
Net investment income (loss) (a)	(0.04)	(0.09)	(0.12)	0.02	(0.11)	0.05
Net realized and unrealized gains (losses) on investments	0.92	1.15	(0.47)	0.42	3.97	1.42
Total from Investment Activities	0.88	1.06	(0.59)	0.44	3.86	1.47
Distributions to Shareholders:
Net investment income	—	—	—	(0.07)	—	(0.03)
Net realized gains from investments	—	—	—	(0.51)	(0.06)	—
Total Distributions to Shareholders	—	—	—	(0.58)	(0.06)	(0.03)
Net Asset Value, End of Period	$13.61	$12.73	$11.67	$12.26	$12.40	$8.60
Total Return (excludes contingent deferred sales charge) (b)	6.91%	9.08%	(4.81)%	3.63%	44.94%	20.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,500	$14,517	$21,654	$31,819	$6,473	$588
Ratio of net expenses to average net assets (c)	2.07%	2.07%	2.07%	2.07%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets (c)	(0.58)%	(0.72)%	(1.01)%	0.18%	(0.99)%	0.62%
Ratio of gross expenses to average net assets (c) (d)	2.37%	2.35%	2.29%	2.29%	2.66%	3.31%
Portfolio turnover (b) (e)	44%	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

35

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.83	$11.73	$12.30	$12.43	$8.59	$7.16
Investment Activities:
Net investment income (loss) (a)	(0.03)	(0.06)	(0.09)	0.06	(0.07)	0.09
Net realized and unrealized gains (losses) on investments	0.92	1.16	(0.48)	0.42	3.97	1.42
Total from Investment Activities	0.89	1.10	(0.57)	0.48	3.90	1.51
Distributions to Shareholders:
Net investment income	—	—	—	(0.10)	—	(0.08)
Net realized gains from investments	—	—	—	(0.51)	(0.06)	—
Total Distributions to Shareholders	—	—	—	(0.61)	(0.06)	(0.08)
Net Asset Value, End of Period	$13.72	$12.83	$11.73	$12.30	$12.43	$8.59
Total Return (b)	6.94%	9.38%	(4.63)%	3.90%	45.46%	21.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,414	$1,314	$1,771	$2,077	$628	$211
Ratio of net expenses to average net assets (c)	1.95%	1.92%	1.84%	1.91%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets (c)	(0.47)%	(0.50)%	(0.78)%	0.47%	(0.66)%	1.17%
Ratio of gross expenses to average net assets (c) (d)	2.38%	1.92%	1.90%	1.97%	2.56%	3.22%
Portfolio turnover (b) (e)	44%	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.82	$12.55	$13.05	$13.12	$9.01	$7.52
Investment Activities:
Net investment income (loss) (a)	0.03	0.04	—	0.20	0.01	0.11
Net realized and unrealized gains (losses) on investments	1.00	1.24	(0.50)	0.41	4.17	1.53
Total from Investment Activities	1.03	1.28	(0.50)	0.61	4.18	1.64
Distributions to Shareholders:
Net investment income	—	(0.01)	—	(0.17)	(0.01)	(0.15)
Net realized gains from investments	—	—	—	(0.51)	(0.06)	—
Total Distributions to Shareholders	—	(0.01)	—	(0.68)	(0.07)	(0.15)
Net Asset Value, End of Period	$14.85	$13.82	$12.55	$13.05	$13.12	$9.01
Total Return (b)	7.45%	10.17%	(3.83)%	4.72%	46.45%	21.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45,363	$50,013	$80,290	$142,623	$71,743	$2,382
Ratio of net expenses to average net assets (c)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets (c)	0.42%	0.28%	(0.01)%	1.49%	0.04%	1.38%
Ratio of gross expenses to average net assets (c) (d)	1.27%	1.24%	1.21%	1.17%	1.44%	1.91%
Portfolio turnover (b) (e)	44%	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

37

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class A Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$23.49	$15.34		$24.81	$35.02	$36.60	$34.60
Investment Activities:
Net investment income (loss) (a)	(0.11)	(0.10)		(0.11)	(0.04)	(0.07)	(0.10)
Net realized and unrealized gains (losses) on investments	(2.22)	8.25		(9.36)	(7.97)	(0.20)	2.21
Total from Investment Activities	(2.33)	8.15		(9.47)	(8.01)	(0.27)	2.11
Distributions to Shareholders:
Net investment income	—	—		—	(0.01)	—	—
Net realized gains from investments	—	—		—	(2.19)	(1.31)	(0.11)
Total Distributions to Shareholders	—	—		—	(2.20)	(1.31)	(0.11)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$21.16	$23.49		$15.34	$24.81	$35.02	$36.60
Total Return (excludes sales charge) (c)	(9.92)%	53.13	%(d)	(38.17)%	(22.84)%	(0.60)%	6.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$291,285	$545,778		$332,598	$620,030	$1,254,213	$1,561,862
Ratio of net expenses to average net assets (e)	1.48%	1.48%		1.45%	1.47%	1.43%	1.45%
Ratio of net investment income (loss) to average net assets (e)	(0.93)%	(0.51)%		(0.52)%	(0.10)%	(0.18)%	(0.27)%
Ratio of gross expenses to average net assets (e) (f)	1.56%	1.48%		1.45%	1.48%	1.46%	1.52%
Portfolio turnover (c) (g)	35%	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class C Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$21.59	$14.21		$23.17	$33.14	$34.98	$33.30
Investment Activities:
Net investment income (loss) (a)	(0.18)	(0.24)		(0.27)	(0.29)	(0.34)	(0.33)
Net realized and unrealized gains (losses) on investments	(2.04)	7.62		(8.69)	(7.48)	(0.19)	2.12
Total from Investment Activities	(2.22)	7.38		(8.96)	(7.77)	(0.53)	1.79
Distributions to Shareholders:
Net investment income	—	—		—	(0.01)	—	—
Net realized gains from investments	—	—		—	(2.19)	(1.31)	(0.11)
Total Distributions to Shareholders	—	—		—	(2.20)	(1.31)	(0.11)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$19.37	$21.59		$14.21	$23.17	$33.14	$34.98
Total Return (excludes contingent deferred sales charge) (c)	(10.28)%	51.94	%(d)	(38.67)%	(23.41)%	(1.37)%	5.38%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$22,840	$30,789		$26,501	$63,193	$128,948	$147,154
Ratio of net expenses to average net assets (e)	2.28%	2.28%		2.25%	2.23%	2.21%	2.14%
Ratio of net investment income (loss) to average net assets (e)	(1.71)%	(1.32)%		(1.33)%	(0.86)%	(0.95)%	(0.96)%
Ratio of gross expenses to average net assets (e) (f)	2.35%	2.31%		2.25%	2.24%	2.24%	2.21%
Portfolio turnover (c) (g)	35%	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

39

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class R Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$22.42	$14.68		$23.82	$33.86	$35.57	$33.74
Investment Activities:
Net investment income (loss) (a)	(0.14)	(0.15)		(0.18)	(0.16)	(0.18)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.12)	7.89		(8.96)	(7.68)	(0.22)	2.16
Total from Investment Activities	(2.26)	7.74		(9.14)	(7.84)	(0.40)	1.94
Distributions to Shareholders:
Net investment income	—	—		—	(0.01)	—	—
Net realized gains from investments	—	—		—	(2.19)	(1.31)	(0.11)
Total Distributions to Shareholders	—	—		—	(2.20)	(1.31)	(0.11)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$20.16	$22.42		$14.68	$23.82	$33.86	$35.57
Total Return (c)	(10.08)%	52.72	%(d)	(38.37)%	(23.12)%	(0.98)%	5.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,567	$4,611		$3,427	$4,929	$7,596	$8,892
Ratio of net expenses to average net assets (e)	1.86%	1.74%		1.78%	1.84%	1.79%	1.80%
Ratio of net investment income (loss) to average net assets (e)	(1.31)%	(0.80)%		(0.85)%	(0.47)%	(0.51)%	(0.64)%
Ratio of gross expenses to average net assets (e) (f)	2.05%	1.74%		1.78%	1.85%	1.82%	1.87%
Portfolio turnover (c) (g)	35%	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class Y Shares
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$24.28	$15.80		$25.48	$35.76	$37.23	$35.10
Investment Activities:
Net investment income (loss) (a)	(0.07)	(0.04)		(0.05)	0.09	0.06	0.04
Net realized and unrealized gains (losses) on investments	(2.31)	8.52		(9.63)	(8.17)	(0.22)	2.25
Total from Investment Activities	(2.38)	8.48		(9.68)	(8.08)	(0.16)	2.29
Distributions to Shareholders:
Net investment income	—	—		— (b)	(0.01)	—	(0.05)
Net realized gains from investments	—	—		—	(2.19)	(1.31)	(0.11)
Total Distributions to Shareholders	—	—		— (b)	(2.20)	(1.31)	(0.16)
Capital Contributions from Prior Custodian (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$21.90	$24.28		$15.80	$25.48	$35.76	$37.23
Total Return (c)	(9.80)%	53.67	%(d)	(37.99)%	(22.56)%	(0.29)%	6.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,104,763	$1,300,024		$1,174,590	$2,230,527	$3,396,743	$2,422,758
Ratio of net expenses to average net assets (e)	1.15%	1.15%		1.14%	1.13%	1.12%	1.06%
Ratio of net investment income (loss) to average net assets (e)	(0.57)%	(0.19)%		(0.21)%	0.24%	0.14%	0.12%
Ratio of gross expenses to average net assets (e) (f)	1.20%	1.17%		1.14%	1.14%	1.15%	1.13%
Portfolio turnover (c) (g)	35%	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

41

Victory Portfolios	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory RS Partners Fund ("Partners Fund")	Classes A, R and Y	Seeks to provide long-term capital appreciation
Victory RS Value Fund ("Value Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Large Cap Alpha Fund ("Large Cap Alpha Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Investors Fund ("Investors Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Global Natural Resources Fund ("Global Natural Resources Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

42

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included on the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Partners Fund
Common Stocks	$643,358,786	$—	$—	$643,358,786
Preferred Stocks	—	—	1,942,920	1,942,920
Collateral for Securities Loaned	24,111,905	—	—	24,111,905
Total	667,470,691	—	1,942,920	669,413,611
Value Fund
Common Stocks	512,292,892	—	—	512,292,892
Collateral for Securities Loaned	11,352,273	—	—	11,352,273
Total	523,645,165	—	—	523,645,165

43

Victory Portfolios	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Large Cap Alpha Fund
Common Stocks	$585,054,155	$—	$—	$585,054,155
Collateral for Securities Loaned	18,040,010	—	—	18,040,010
Total	603,094,165	—	—	603,094,165
Investors Fund
Common Stocks	78,174,988	—	—	78,174,988
Collateral for Securities Loaned	969,340	—	—	969,340
Total	79,144,328	—	—	79,144,328
Global Natural Resources Fund
Common Stocks	1,244,526,422	28,486,521	42,534,199	1,315,547,142
Collateral for Securities Loaned	77,859,329	—	—	77,859,329
Total	1,322,385,751	28,486,521	42,534,199	1,393,406,471

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Partners Fund Common Stocks
Balance as of December 31, 2016	$1,942,920
Realized Gain (Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Purchases	—
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of June 30, 2017	$1,942,920
Global Natural Resources Fund Common Stocks
Balance as of December 31, 2016	$18,926,984
Realized Gain (Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(1,416,482)
Purchases	42,889,144
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	(17,865,447)
Balance as of June 30, 2017	$42,534,199

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily

44

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gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

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The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
Partners Fund	$23,514,642	$23,514,642	$597,263
Value Fund	11,255,779	11,255,779	96,494
Large Cap Alpha Fund	17,727,982	17,727,982	312,028
Investors Fund	944,826	944,826	24,514
Global Natural Resources Fund	74,456,773	74,456,773	3,402,556

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments and foreign currency translations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from securities transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated

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among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows:

Fund	Purchases (Excluding U.S. Government Securities)	Sales (Excluding U.S. Government Securities)
Partners Fund	$130,550,818	$258,719,875
Value Fund	190,098,636	256,404,703
Large Cap Alpha Fund	160,751,757	192,259,814
Investors Fund	38,512,019	57,806,084
Global Natural Resources Fund	548,869,391	892,931,456

For the six months ended June 30, 2017, there were no purchases and sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC ("SailingStone"). SailingStone is responsible for providing day-to-day investment advisory services to the RS Global Natural Resources Fund, subject to the oversight of the Board. Sub-investment advisory fees are paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
Partners Fund	1.00%
Value Fund	0.85%
Large Cap Alpha Fund	0.50%
Investors Fund	1.00%
Global Natural Resources Fund	1.00%

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VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2017, the Distributor received approximately $13,596 from commissions earned on sales of Class A Shares and the transfer agent received $3,107 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limits are as follows:

Fund	Class	Expense Limit(a)
Partners Fund	Class A Shares	1.45%
Partners Fund	Class R Shares	1.81%
Partners Fund	Class Y Shares	1.12%

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Fund	Class	Expense Limit(a)
Value Fund	Class A Shares	1.30%
Value Fund	Class C Shares	2.07%
Value Fund	Class R Shares	1.69%
Value Fund	Class Y Shares	1.06%
Large Cap Alpha Fund	Class A Shares	0.89%
Large Cap Alpha Fund	Class C Shares	1.69%
Large Cap Alpha Fund	Class R Shares	1.26%
Large Cap Alpha Fund	Class Y Shares	0.68%
Investors Fund	Class A Shares	1.33%
Investors Fund	Class C Shares	2.07%
Investors Fund	Class R Shares	1.95%
Investors Fund	Class Y Shares	1.05%
Global Natural Resources Fund	Class A Shares	1.48%
Global Natural Resources Fund	Class C Shares	2.28%
Global Natural Resources Fund	Class R Shares	1.86%
Global Natural Resources Fund	Class Y Shares	1.15%

(a)  In effect until at least July 31, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

	Expires 12/31/2019	Expires 12/31/2020
Partners Fund	$243,315	$428,644
Value Fund	524,562	156,786
Large Cap Alpha Fund	137,276	153,489
Investors Fund	86,542	103,825
Global Natural Resources Fund	118,930	504,653

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2017.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively

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impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2017 were as follows:

Fund	Amount Outstanding at June 30, 2017	Average Borrowings*	Days Borrowings Outstanding	Average Interest Rate
Global Natural Resources Fund	$—	$45,200,000	2	1.98%

*  For the six months ended June 30, 2017, based on the number of days borrowings were outstanding.

As of June 30, 2017, the Funds had no loans outstanding with Citibank.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Funds had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

Certain funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

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State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the most recent fiscal year ended December 31, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Partners Fund	$—	$40,166,401	$40,166,401	$40,166,401
Value Fund	1,096,221	59,795,610	60,891,831	60,891,831
Large Cap Alpha Fund	13,241,230	25,115,442	38,356,672	38,356,672
Investors Fund	24,610	—	24,610	24,610

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Partners Fund	$—	$32,039,028	$32,039,028	$—	$—	$155,177,862	$187,216,890
Value Fund	—	22,433,495	22,433,495	—	—	88,492,649	110,926,144
Large Cap Alpha Fund	105,143	—	105,143	—	(3,364,537)	107,816,280	104,556,886
Investors Fund	—	—	—	(5,501,770)	(48,372)	12,757,868	7,207,726
Global Natural Resources Fund	—	—	—	(1,034,421,209)	(112,645)	(367,006,425)	(1,401,540,279)

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their most recent tax year ended December 31, 2016, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

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CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Investors Fund	$5,501,770	$—	$5,501,770
Global Natural Resources Fund	33,654,129	1,000,767,080	1,034,421,209

During the most recent tax year ended December 31, 2016, the Large Cap Alpha Fund utilized $2,187,926 of capital loss carryforwards.

At June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Partners Fund	$530,248,292	$146,231,162	$(7,065,843)	$139,165,319
Value Fund	452,907,421	85,765,107	(15,027,363)	70,737,744
Large Cap Alpha Fund	493,830,989	121,577,259	(12,314,083)	109,263,176
Investors Fund	69,527,445	11,567,190	(1,950,307)	9,616,883
Global Natural Resources Fund	1,784,360,616	69,114,802	(460,068,947)	(390,954,145)

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
National Financial Services LLC	Global Natural Resources Fund	32.2%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 46 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	February 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Partners Fund
Class A Shares	$1,000.00	$1,053.80	$7.38	1.45%
Class R Shares	1,000.00	1,051.60	9.21	1.81%
Class Y Shares	1,000.00	1,055.60	5.71	1.12%
Value Fund
Class A Shares	1,000.00	1,078.00	6.70	1.30%
Class C Shares	1,000.00	1,074.20	10.65	2.07%
Class R Shares	1,000.00	1,075.80	8.70	1.69%
Class Y Shares	1,000.00	1,079.60	5.41	1.05%
Large Cap Alpha Fund
Class A Shares	1,000.00	1,066.10	4.56	0.89%
Class C Shares	1,000.00	1,061.90	8.64	1.69%
Class R Shares	1,000.00	1,064.10	6.45	1.26%
Class Y Shares	1,000.00	1,067.20	3.49	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

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	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Investors Fund
Class A Shares	$1,000.00	$1,072.50	$6.83	1.33%
Class C Shares	1,000.00	1,069.10	10.62	2.07%
Class R Shares	1,000.00	1,069.40	10.01	1.95%
Class Y Shares	1,000.00	1,074.50	5.40	1.05%
Global Natural Resources Fund
Class A Shares	1,000.00	900.80	6.98	1.48%
Class C Shares	1,000.00	897.20	10.73	2.28%
Class R Shares	1,000.00	899.20	8.76	1.86%
Class Y Shares	1,000.00	902.00	5.42	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Net Expense Ratio During Period 1/1/17-6/30/17
Partners Fund
Class A Shares	$1,000.00	$1,017.60	$7.25	1.45%
Class Y Shares	1,000.00	1,015.82	9.05	1.81%
Class R Shares	1,000.00	1,019.24	5.61	1.12%
Value Fund
Class A Shares	1,000.00	1,018.35	6.51	1.30%
Class C Shares	1,000.00	1,014.53	10.34	2.07%
Class R Shares	1,000.00	1,016.41	8.45	1.69%
Class Y Shares	1,000.00	1,019.59	5.26	1.05%
Large Cap Alpha Fund
Class A Shares	1,000.00	1,020.38	4.46	0.89%
Class C Shares	1,000.00	1,016.41	8.45	1.69%
Class R Shares	1,000.00	1,018.55	6.31	1.26%
Class Y Shares	1,000.00	1,021.42	3.41	0.68%
Investors Fund
Class A Shares	1,000.00	1,018.20	6.66	1.33%
Class C Shares	1,000.00	1,014.53	10.34	2.07%
Class R Shares	1,000.00	1,015.12	9.74	1.95%
Class Y Shares	1,000.00	1,019.59	5.26	1.05%
Global Natural Resources Fund
Class A Shares	1,000.00	1,017.46	7.40	1.48%
Class C Shares	1,000.00	1,013.49	11.38	2.28%
Class R Shares	1,000.00	1,015.57	9.30	1.86%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Portfolio Holdings:

(As a Percentage of Total Investments)

Partners Fund	Value Fund

Large Cap Alpha Fund	Investors Fund

Global Natural Resources Fund

59

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSVF-SAR  (6/17)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)              Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 29, 2017

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 29, 2017